Schedule of Investments
Blue Chip Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .40 % Shares Held Value (000's)
Money Market Funds - 0 .40%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
977,978 $ 978
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(b),(c)
32,738,201 32,738
$ 33,716
TOTAL INVESTMENT COMPANIES $ 33,716
COMMON STOCKS - 99 .97 % Shares Held Value (000's)
Aerospace & Defense - 8 .12%
General Electric Co 335,628 $ 108,663
HEICO Corp - Class A 624,385 162,222
TransDigm Group Inc 331,872 417,601
$ 688,486
Building Materials - 0 .33%
Vulcan Materials Co 99,853 28,250
Chemicals - 0 .42%
Linde PLC 70,637 35,155
Commercial Services - 1 .89%
Moody's Corp 219,012 99,267
S&P Global Inc 143,952 61,036
$ 160,303
Diversified Financial Services - 10 .63%
Brookfield Asset Management Ltd
(d)
190,697 9,268
Brookfield Wealth Solutions Ltd
(d),(e)
79,935 3,644
Charles Schwab Corp/The 616,460 53,848
Mastercard Inc 846,737 418,271
Visa Inc 1,273,619 415,658
$ 900,689
Electronics - 1 .41%
Amphenol Corp 802,074 119,316
Entertainment - 0 .45%
Live Nation Entertainment Inc
(e)
226,277 38,107
Healthcare - Products - 3 .93%
Danaher Corp 1,429,349 261,099
IDEXX Laboratories Inc
(e)
51,972 29,288
Intuitive Surgical Inc
(e)
100,754 42,784
$ 333,171
Insurance - 0 .65%
Arthur J Gallagher & Co 272,403 54,783
Internet - 28 .28%
Airbnb Inc
(e)
265,375 35,377
Alphabet Inc - A Shares 678,587 258,094
Alphabet Inc - C Shares 1,066,420 401,432
Amazon.com Inc
(e)
3,704,541 1,002,597
Meta Platforms Inc 607,821 384,453
Netflix Inc
(e)
2,754,828 236,970
Uber Technologies Inc
(e)
1,113,601 78,398
$ 2,397,321
Lodging - 0 .70%
Hilton Worldwide Holdings Inc 181,203 59,373
Private Equity - 9 .59%
Brookfield Corp 13,359,827 609,074
KKR & Co Inc 2,123,689 203,747
$ 812,821
Retail - 0 .90%
Costco Wholesale Corp 39,950 38,205
O'Reilly Automotive Inc
(e)
442,261 38,424
$ 76,629
Semiconductors - 15 .10%
Broadcom Inc 939,983 419,956
NVIDIA Corp 4,073,865 860,156
$ 1,280,112
Software - 17 .57%
Cadence Design Systems Inc
(e)
668,761 250,739
Constellation Software Inc/Canada 35,979 73,685
Microsoft Corp 2,405,521 1,083,062
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(e)
471,753 $ 82,245
$ 1,489,731
TOTAL COMMON STOCKS $ 8,474,247
Total Investments $ 8,507,963
Other Assets and Liabilities -  (0.37)% (30,949)
TOTAL NET ASSETS - 100.00% $ 8,477,014
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,728 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,424 or 0.12% of net assets.
(e) Non-income producing security

Schedule of Investments
Blue Chip Fund
May 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 5 $ 615,970 $ 583,237 $ 32,738
$ 5 $ 615,970 $ 583,237 $ 32,738
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 122 $ — $ — $ —
$ 122 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .26 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .78%
iShares iBoxx USD Investment Grade Corporate
Bond ETF
(a)
160,000 $ 17,498
Vanguard Short-Term Corporate Bond ETF 70,000 5,543
$ 23,041
Money Market Funds - 2 .48%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(b),(c)
2,486,685 2,487
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(b),(c),(d)
70,965,469 70,965
$ 73,452
TOTAL INVESTMENT COMPANIES $ 96,493
BONDS - 26 .81%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Omnicom Group Inc
2.40%, 03/01/2031 $ 60 $ 54
2.45%, 04/30/2030 155 143
2.60%, 08/01/2031 35 31
$ 228
Aerospace & Defense - 0 .48%
Boeing Co/The
2.95%, 02/01/2030 140 132
3.25%, 02/01/2028 685 672
3.50%, 03/01/2039 200 163
3.63%, 02/01/2031 275 262
3.95%, 08/01/2059 290 208
5.15%, 05/01/2030 475 483
5.71%, 05/01/2040 245 250
5.81%, 05/01/2050 480 475
5.88%, 02/15/2040 100 103
5.93%, 05/01/2060 325 322
6.30%, 05/01/2029 255 267
6.53%, 05/01/2034 310 338
6.86%, 05/01/2054 300 338
General Dynamics Corp
2.25%, 06/01/2031 280 252
4.25%, 04/01/2040 155 139
4.95%, 08/15/2035 115 116
General Electric Co
4.90%, 01/29/2036 305 305
Honeywell Aerospace Inc
4.00%, 03/16/2029
(e)
295 292
4.30%, 03/16/2031
(e)
295 291
4.95%, 03/16/2036
(e)
250 247
5.62%, 03/16/2046
(e)
135 135
5.73%, 03/16/2056
(e)
235 235
L3Harris Technologies Inc
4.40%, 06/15/2028 200 200
5.05%, 06/01/2029 125 127
5.40%, 07/31/2033 360 370
5.50%, 08/15/2054 290 281
5.60%, 07/31/2053 155 152
Lockheed Martin Corp
3.90%, 06/15/2032 75 73
4.07%, 12/15/2042 105 89
4.09%, 09/15/2052 162 127
4.15%, 08/15/2028 155 155
4.15%, 06/15/2053 310 246
4.50%, 02/15/2029 135 135
4.70%, 12/15/2031 340 343
4.70%, 05/15/2046 75 67
4.75%, 02/15/2034 160 160
5.00%, 08/15/2035 155 156
5.10%, 11/15/2027 155 157
5.20%, 02/15/2055
(a)
190 178
5.20%, 02/15/2064 235 216
5.25%, 01/15/2033 155 161
5.70%, 11/15/2054 155 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp
4.65%, 07/15/2030 $ 155 $ 156
4.70%, 03/15/2033 160 159
4.90%, 06/01/2034 305 304
4.95%, 03/15/2053 120 107
5.25%, 05/01/2050 600 563
RTX Corp
1.90%, 09/01/2031 155 135
2.25%, 07/01/2030 400 366
2.38%, 03/15/2032 60 53
2.82%, 09/01/2051 150 93
3.03%, 03/15/2052 60 39
4.05%, 05/04/2047 610 486
4.13%, 11/16/2028 395 392
4.70%, 12/15/2041 350 322
5.15%, 02/27/2033 410 418
5.38%, 02/27/2053 305 290
5.75%, 01/15/2029 145 150
6.10%, 03/15/2034 300 322
6.40%, 03/15/2054 245 268
$ 14,197
Agriculture - 0 .37%
Altria Group Inc
2.45%, 02/04/2032 60 53
3.40%, 05/06/2030 530 507
3.70%, 02/04/2051 60 42
3.88%, 09/16/2046 410 306
4.00%, 02/04/2061
(a)
60 42
4.88%, 02/04/2028 545 549
5.25%, 08/06/2035 155 155
5.38%, 01/31/2044 375 351
5.80%, 02/14/2039 350 354
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 37
2.90%, 03/01/2032 130 119
4.50%, 08/15/2033 290 287
BAT Capital Corp
2.26%, 03/25/2028 150 144
2.73%, 03/25/2031 150 137
3.46%, 09/06/2029 210 203
3.56%, 08/15/2027 400 396
3.98%, 09/25/2050 390 286
4.39%, 08/15/2037 540 494
4.54%, 08/15/2047 400 330
4.63%, 03/22/2033 70 69
5.63%, 08/15/2035 225 232
5.83%, 02/20/2031 100 104
6.42%, 08/02/2033 155 168
7.08%, 08/02/2043 155 173
7.08%, 08/02/2053 80 90
BAT International Finance PLC
5.93%, 02/02/2029 310 321
Bunge Ltd Finance Corp
2.75%, 05/14/2031 330 302
5.15%, 08/04/2035 155 155
5.15%, 03/19/2036 150 150
Philip Morris International Inc
1.75%, 11/01/2030 85 75
3.88%, 10/27/2028 170 168
4.13%, 04/28/2028 155 154
4.13%, 03/04/2043 300 252
4.25%, 10/29/2032 170 165
4.38%, 04/30/2030 175 174
4.63%, 11/01/2029 140 141
4.88%, 02/15/2028 160 161
4.88%, 02/13/2029 130 131
4.88%, 04/30/2035 150 148
4.90%, 11/01/2034 140 139

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
5.13%, 11/17/2027 $ 580 $ 587
5.25%, 02/13/2034 300 306
5.38%, 02/15/2033 160 165
5.50%, 09/07/2030 315 326
5.63%, 11/17/2029 580 600
5.75%, 11/17/2032 290 304
Reynolds American Inc
5.70%, 08/15/2035 50 52
5.85%, 08/15/2045 375 369
$ 10,973
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 94 88
American Airlines 2026-1 Class A Pass Through
Trust
5.25%, 05/10/2040 150 149
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 208 202
Delta Air Lines Inc
4.95%, 07/10/2028 155 156
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 49 45
$ 640
Apparel - 0 .02%
NIKE Inc
3.25%, 03/27/2040 155 123
3.38%, 11/01/2046 225 163
3.63%, 05/01/2043 350 276
$ 562
Automobile Manufacturers - 0 .52%
American Honda Finance Corp
2.25%, 01/12/2029 65 61
4.50%, 09/04/2030 155 153
4.55%, 03/03/2028 300 300
4.60%, 04/17/2030 160 159
4.70%, 01/12/2028 160 161
4.90%, 07/09/2027 150 151
4.90%, 01/10/2034 135 133
5.05%, 07/10/2031 130 131
5.15%, 07/09/2032 320 322
5.65%, 11/15/2028 140 144
5.85%, 10/04/2030 360 374
Ford Motor Co
6.10%, 08/19/2032 215 221
Ford Motor Credit Co LLC
4.97%, 04/06/2029 325 323
5.30%, 09/06/2029 270 270
5.80%, 03/08/2029 250 254
5.88%, 11/07/2029 225 228
5.92%, 03/20/2028 430 436
6.05%, 03/05/2031 265 271
6.05%, 11/05/2031 410 418
6.47%, 05/22/2036 200 205
6.50%, 02/07/2035 425 438
6.80%, 11/07/2028 290 301
7.12%, 11/07/2033 290 311
7.35%, 11/04/2027 215 222
General Motors Co
5.00%, 04/01/2035 365 355
5.15%, 04/01/2038 385 367
5.20%, 04/01/2045 385 342
5.35%, 04/15/2028 155 157
5.40%, 04/01/2048 65 58
5.95%, 04/01/2049 230 221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co (continued)
6.25%, 04/15/2035 $ 155 $ 163
6.25%, 10/02/2043 305 307
General Motors Financial Co Inc
2.35%, 01/08/2031 55 49
2.40%, 04/10/2028 60 58
2.40%, 10/15/2028 155 147
2.70%, 06/10/2031 60 54
4.20%, 10/27/2028 200 199
4.90%, 10/06/2029 135 136
5.35%, 07/15/2027 130 131
5.35%, 01/07/2030 310 316
5.45%, 07/15/2030 290 297
5.45%, 09/06/2034 135 136
5.55%, 07/15/2029 250 256
5.60%, 06/18/2031 130 134
5.80%, 01/07/2029 270 278
5.90%, 01/07/2035 140 144
6.00%, 01/09/2028 160 163
6.15%, 07/15/2035 230 240
6.40%, 01/09/2033 320 342
Honda Motor Co Ltd
4.44%, 07/08/2028 155 155
5.34%, 07/08/2035 155 156
PACCAR Financial Corp
4.25%, 06/23/2027 155 155
4.45%, 08/06/2027 330 332
4.60%, 01/31/2029 135 137
Toyota Motor Corp
4.19%, 06/30/2027
(a)
155 155
5.05%, 06/30/2035 155 157
5.12%, 07/13/2028
(a)
160 163
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 155
1.65%, 01/10/2031 55 48
4.05%, 09/05/2028 155 154
4.25%, 05/12/2028 160 160
4.35%, 10/08/2027 335 336
4.45%, 06/29/2029 205 205
4.55%, 05/17/2030 320 321
4.60%, 10/10/2031 375 375
4.63%, 01/12/2028 400 403
4.80%, 05/15/2030 155 157
4.80%, 01/05/2034 180 179
4.80%, 01/11/2036 145 143
4.95%, 01/09/2030 310 315
5.10%, 03/21/2031 125 128
$ 15,526
Automobile Parts & Equipment - 0 .01%
BorgWarner Inc
4.38%, 03/15/2045 300 249
Banks - 5 .32%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 459
Banco Santander SA
2.75%, 12/03/2030 400 362
3.49%, 05/28/2030 200 190
4.60%, 04/15/2029 200 199
5.13%, 11/06/2035 200 196
5.29%, 08/18/2027 200 202
5.44%, 07/15/2031 400 411
5.44%, 04/15/2036 200 200
5.57%, 01/17/2030 400 410
5.59%, 08/08/2028 200 204
6.94%, 11/07/2033 400 449

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
1.90%, 07/23/2031
(f)
$ 445 $ 398
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 182
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
60 57
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
440 389
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
630 550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
225 208
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.57%, 10/20/2032
(f)
260 232
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
325 295
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 337
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
175 110
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
530 479
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 74
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 544
3.31%, 04/22/2042
(f)
715 554
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
725 714
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(f)
600 595
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.85%, 03/08/2037
(f)
550 512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(f)
75 74
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(f)
600 590
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(f)
515 407
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(f)
250 249
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
255 211
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.46%, 02/06/2032
(f)
295 290
Secured Overnight Financing Rate + 0.87%
4.48%, 04/23/2030
(f)
325 324
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(f)
315 309
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(f)
405 406
Secured Overnight Financing Rate + 1.11%
4.70%, 04/23/2032
(f)
300 298
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(f)
300 302
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.02%, 07/22/2033
(f)
$ 585 $ 588
Secured Overnight Financing Rate + 2.16%
5.05%, 02/06/2037
(f)
350 345
Secured Overnight Financing Rate + 1.13%
5.16%, 01/24/2031
(f)
300 305
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(f)
250 253
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
515 523
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
200 201
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(f)
400 409
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(f)
695 711
Secured Overnight Financing Rate + 1.65%
5.49%, 04/23/2037
(f)
505 503
Secured Overnight Financing Rate + 1.57%
5.51%, 01/24/2036
(f)
435 446
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(f)
615 620
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
315 323
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
315 330
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 62
6.11%, 01/29/2037 100 106
7.75%, 05/14/2038 250 298
Bank of Montreal
3.09%, 01/10/2037
(f)
235 210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(f)
160 158
Secured Overnight Financing Rate + 1.08%
4.44%, 01/14/2032
(f)
145 143
Secured Overnight Financing Rate + 0.97%
4.55%, 06/02/2029
(f),(g)
150 150
Secured Overnight Financing Rate + 0.63%
4.64%, 09/10/2030
(f)
270 270
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 215 216
4.88%, 06/02/2032
(f),(g)
150 150
Secured Overnight Financing Rate + 0.96%
5.37%, 06/04/2027 195 197
5.72%, 09/25/2028 315 324
Bank of New York Mellon Corp/The
2.50%, 01/26/2032 65 59
3.99%, 06/13/2028
(f)
70 70
Secured Overnight Financing Rate + 1.15%
4.03%, 01/22/2030
(f)
145 143
Secured Overnight Financing Rate + 0.63%
4.44%, 06/09/2028
(f)
380 381
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(f)
185 186
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(f)
130 131
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(f)
335 339
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(f)
170 170
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
130 132
Secured Overnight Financing Rate + 1.23%
5.09%, 04/23/2037
(f)
150 149
Secured Overnight Financing Rate + 1.18%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The (continued)
5.19%, 03/14/2035
(f)
$ 360 $ 365
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(f)
65 66
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(f)
155 164
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(f)
315 328
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
2.15%, 08/01/2031 60 53
4.04%, 09/15/2028
(f)
190 189
Secured Overnight Financing Rate + 0.76%
4.25%, 02/02/2030
(f)
445 440
Secured Overnight Financing Rate + 0.73%
4.58%, 06/05/2029
(f),(g)
295 295
Secured Overnight Financing Rate + 0.66%
4.74%, 11/10/2032
(f)
325 324
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 315 318
5.40%, 06/04/2027 255 258
Barclays PLC
2.65%, 06/24/2031
(f)
385 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.52%, 02/24/2032
(f)
300 294
Secured Overnight Financing Rate + 1.14%
4.84%, 09/10/2028
(f)
200 201
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(f)
200 201
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(f)
500 503
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(f)
225 227
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(f)
300 303
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.69%, 03/12/2030
(f)
250 256
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(f)
215 219
Secured Overnight Financing Rate + 1.59%
5.86%, 08/11/2046
(f)
200 200
Secured Overnight Financing Rate + 1.83%
6.22%, 05/09/2034
(f)
320 338
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(f)
315 341
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(f)
310 347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.28%, 01/29/2030
(f)
150 149
Secured Overnight Financing Rate + 0.79%
4.58%, 09/08/2031
(a),(f)
300 298
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(f)
135 135
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 350 354
5.26%, 04/08/2029 130 133
5.99%, 10/03/2028 160 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Capital One NA
2.70%, 02/06/2030 $ 350 $ 328
Citibank NA
4.91%, 05/29/2030 500 507
5.57%, 04/30/2034 260 271
5.80%, 09/29/2028 275 284
Citigroup Inc
2.52%, 11/03/2032
(f)
265 235
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 180
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 285
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
445 414
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
49 36
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 142
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
500 454
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 124
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(f)
520 490
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(f)
220 191
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 614
4.45%, 09/29/2027 575 575
4.50%, 09/11/2031
(f)
345 341
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(f)
270 269
Secured Overnight Financing Rate + 1.34%
4.65%, 07/30/2045 115 102
4.79%, 03/04/2029
(f)
300 301
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(f)
165 164
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(f)
305 307
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(f)
265 269
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(f)
315 313
Secured Overnight Financing Rate + 1.49%
5.33%, 03/27/2036
(f)
475 479
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(f)
325 321
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(f)
150 147
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(f)
500 511
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(f)
525 541
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(f)
320 335
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
310 332
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 180 195
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 182
Cooperatieve Rabobank UA/NY
4.16%, 01/14/2031 250 246
4.80%, 01/09/2029 265 268
4.88%, 01/21/2028 300 303

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(f)
$ 230 $ 229
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(f)
270 271
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(f)
340 343
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 259
5.37%, 01/10/2029
(f)
365 369
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(f)
320 330
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(f)
300 315
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(f)
320 343
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
5.14%, 01/29/2037
(a),(f)
145 142
Secured Overnight Financing Rate + 1.24%
5.63%, 01/29/2032
(f)
135 139
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
235 243
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Bank USA/New York NY
4.66%, 06/03/2029
(f),(g)
240 240
Secured Overnight Financing Rate + 0.72%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(f)
355 312
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 550
2.62%, 04/22/2032
(f)
440 396
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(f)
425 378
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 83
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
210 190
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 45
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
200 153
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(f)
290 288
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.81%, 04/23/2029
(f)
375 370
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.15%, 01/21/2029
(f)
295 293
Secured Overnight Financing Rate + 0.71%
4.15%, 10/21/2029
(f)
155 153
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(f)
250 248
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(f)
315 309
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(f)
175 158
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(f)
295 295
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(f)
150 148
Secured Overnight Financing Rate + 0.96%
4.59%, 04/20/2030
(f)
325 324
Secured Overnight Financing Rate + 0.99%
4.69%, 10/23/2030
(f)
275 275
Secured Overnight Financing Rate + 1.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.80%, 07/08/2044 $ 210 $ 189
4.94%, 10/21/2036
(f)
155 151
Secured Overnight Financing Rate + 1.33%
4.97%, 06/03/2032
(f),(g)
295 296
Secured Overnight Financing Rate + 1.03%
5.02%, 10/23/2035
(f)
275 271
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
295 298
Secured Overnight Financing Rate + 1.21%
5.07%, 01/21/2037
(f)
420 411
Secured Overnight Financing Rate + 1.19%
5.09%, 04/20/2034
(f)
325 324
Secured Overnight Financing Rate + 1.34%
5.15%, 05/22/2045 450 411
5.21%, 01/28/2031
(f)
385 390
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(f)
475 478
Secured Overnight Financing Rate + 1.55%
5.39%, 02/02/2041
(f)
675 658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.43%, 06/03/2037
(f),(g)
255 256
Secured Overnight Financing Rate + 1.31%
5.54%, 01/28/2036
(f)
310 315
Secured Overnight Financing Rate + 1.38%
5.54%, 01/21/2047
(f)
220 213
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(f)
280 272
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(f)
220 226
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(f)
245 242
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(f)
330 344
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 234
6.48%, 10/24/2029
(f)
315 328
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
160 174
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 575 629
HSBC Holdings PLC
2.01%, 09/22/2028
(f)
300 290
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(f)
200 181
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
600 543
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 185
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(f)
300 294
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.40%, 03/10/2030
(f)
200 198
Secured Overnight Financing Rate + 0.99%
4.58%, 06/19/2029
(f)
300 300
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.68%, 03/10/2032
(f)
325 321
Secured Overnight Financing Rate + 1.21%
4.76%, 06/09/2028
(f)
250 251
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(f)
210 211
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(f)
300 303
Secured Overnight Financing Rate + 1.29%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
5.13%, 11/06/2036
(f)
$ 200 $ 197
Secured Overnight Financing Rate + 1.43%
5.21%, 05/12/2034
(f)
325 324
Secured Overnight Financing Rate + 1.32%
5.24%, 05/13/2031
(f)
200 203
Secured Overnight Financing Rate + 1.57%
5.28%, 03/10/2037
(f)
300 297
Secured Overnight Financing Rate + 1.55%
5.29%, 11/19/2030
(f)
240 243
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
500 508
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
250 255
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
250 258
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
255 263
Secured Overnight Financing Rate + 1.52%
5.74%, 09/10/2036
(f)
220 222
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(f)
305 315
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(f)
280 287
Secured Overnight Financing Rate + 1.90%
6.16%, 03/09/2029
(f)
200 205
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
270 287
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
595 636
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 108
6.55%, 06/20/2034
(f)
320 341
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(f)
310 322
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028 225 226
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
330 335
Secured Overnight Financing Rate + 1.28%
5.61%, 01/28/2041
(f)
145 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 320
ING Groep NV
4.86%, 03/25/2029
(f)
300 302
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
250 255
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(f)
200 203
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(f)
235 250
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.76%, 11/19/2031
(f)
135 119
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
115 101
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
190 181
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(f)
70 69
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(f)
65 46
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
2.55%, 11/08/2032
(f)
$ 420 $ 375
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
465 420
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
600 565
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(f)
575 538
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
235 182
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
335 224
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
215 149
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
590 581
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(f)
100 88
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
510 404
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(f)
230 228
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/22/2031
(f)
315 309
Secured Overnight Financing Rate + 0.93%
4.35%, 01/22/2032
(f)
295 290
Secured Overnight Financing Rate + 0.84%
4.51%, 10/22/2028
(f)
205 205
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
305 305
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
135 133
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
475 474
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(f)
275 267
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(f)
315 317
Secured Overnight Financing Rate + 1.99%
4.90%, 01/22/2037
(f)
145 141
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(f)
435 436
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
460 454
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 396
4.98%, 07/22/2028
(f)
260 262
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(f)
260 262
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
320 323
Secured Overnight Financing Rate + 1.31%
5.10%, 04/22/2031
(f)
320 325
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(f)
425 432
Secured Overnight Financing Rate + 1.01%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.15%, 04/23/2037
(f)
$ 325 $ 323
Secured Overnight Financing Rate + 1.26%
5.19%, 02/05/2037
(f)
145 143
Secured Overnight Financing Rate + 1.30%
5.29%, 07/22/2035
(f)
475 480
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
315 320
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
185 188
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
545 556
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(f)
530 542
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(f)
375 373
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2036
(f)
465 479
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(f)
250 256
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(f)
405 412
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 370 377
5.72%, 09/14/2033
(f)
255 264
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
390 406
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(f)
320 331
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
320 343
Secured Overnight Financing Rate + 1.81%
Keybank National Association
5.85%, 11/15/2027 500 509
KeyCorp
5.12%, 04/04/2031
(f)
200 202
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(f)
145 143
Secured Overnight Financing Rate + 1.37%
Korea Development Bank/The
3.75%, 09/16/2030 300 294
4.00%, 01/28/2031 400 394
4.38%, 02/15/2028 315 316
4.50%, 02/15/2029 265 267
5.63%, 10/23/2033 200 213
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(h)
250 151
2.88%, 04/03/2028 400 392
3.50%, 08/27/2027 295 293
3.50%, 08/09/2028 305 302
3.50%, 05/15/2029 450 443
3.75%, 02/15/2028 375 374
3.75%, 07/15/2030 485 478
3.75%, 03/14/2031 490 482
3.88%, 05/15/2028 290 289
3.88%, 06/15/2028 380 379
4.00%, 06/28/2027 305 305
4.00%, 03/15/2029 480 479
4.13%, 07/22/2031 440 439
4.13%, 07/15/2033 465 460
4.38%, 02/28/2034 140 140
4.63%, 03/18/2030 400 407
4.75%, 10/29/2030 320 328
Landwirtschaftliche Rentenbank
3.63%, 10/08/2030
(a)
305 299
3.88%, 09/28/2027 320 320
3.88%, 06/14/2028 320 319
4.13%, 05/28/2030 300 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
4.13%, 06/03/2031
(g)
$ 145 $ 145
4.63%, 04/17/2029 250 254
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
200 197
3 Month USD LIBOR + 1.21%
4.24%, 02/10/2030
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
4.34%, 01/09/2048 400 327
4.38%, 03/22/2028 200 200
4.82%, 06/13/2029
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.94%, 11/04/2036
(f)
320 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
4.98%, 08/11/2033
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(f)
210 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.67%, 02/10/2047
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.82%
5.68%, 01/05/2035
(f)
265 273
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
M&T Bank Corp
4.83%, 01/16/2029
(f)
300 301
Secured Overnight Financing Rate + 0.93%
5.18%, 07/08/2031
(f)
155 157
Secured Overnight Financing Rate + 1.40%
5.30%, 04/18/2036
(f)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.38%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 435 393
2.56%, 02/25/2030 285 264
3.20%, 07/18/2029 200 192
3.75%, 07/18/2039 335 285
4.32%, 04/19/2033
(f)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.51%, 01/14/2032
(f)
325 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
4.53%, 09/12/2031
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(f)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.19%, 09/12/2036
(f)
250 250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
5.33%, 04/21/2037
(f)
300 301
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.02%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
5.35%, 09/13/2028
(f)
$ 255 $ 258
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(f)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(f)
225 231
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 181
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
350 335
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
4.44%, 05/12/2032
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.70%
5.32%, 07/08/2036
(f)
340 342
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.41%, 09/13/2028
(f)
255 258
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
260 267
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
320 331
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
315 327
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(f)
550 479
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
485 422
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
115 101
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
410 356
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
130 115
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(f)
450 419
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(f)
210 131
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 81
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(f)
310 237
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 315 312
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
600 593
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.97%, 07/22/2038 505 445
3 Month USD LIBOR + 1.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
4.13%, 10/18/2029
(f)
$ 155 $ 153
Secured Overnight Financing Rate + 0.91%
4.24%, 01/09/2030
(f)
295 292
Secured Overnight Financing Rate + 0.80%
4.30%, 01/27/2045 320 270
4.36%, 10/22/2031
(f)
655 643
Secured Overnight Financing Rate + 1.07%
4.56%, 04/10/2030
(f)
150 149
Secured Overnight Financing Rate + 0.96%
4.65%, 10/18/2030
(f)
300 299
Secured Overnight Financing Rate + 1.10%
4.81%, 04/16/2032
(f)
240 239
Secured Overnight Financing Rate + 1.18%
4.89%, 07/20/2033
(f)
275 274
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(f)
310 301
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(f)
260 262
Secured Overnight Financing Rate + 1.22%
5.07%, 01/30/2037
(f)
295 289
Secured Overnight Financing Rate + 1.18%
5.12%, 02/01/2029
(f)
320 323
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
260 263
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
200 202
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(f)
440 446
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
225 228
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(f)
425 429
Secured Overnight Financing Rate + 1.87%
5.30%, 04/10/2037
(f)
300 299
Secured Overnight Financing Rate + 1.41%
5.31%, 01/18/2041
(f)
110 107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(f)
335 338
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
315 321
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
315 321
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
325 331
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
275 267
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(f)
420 431
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(f)
200 196
Secured Overnight Financing Rate + 4.84%
5.66%, 04/18/2030
(f)
250 256
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(f)
245 252
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(f)
275 286
Secured Overnight Financing Rate + 1.58%
5.90%, 03/13/2047
(f)
295 299
Secured Overnight Financing Rate + 1.78%
5.95%, 01/19/2038
(f)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
310 318
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
310 332
Secured Overnight Financing Rate + 2.56%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
6.38%, 07/24/2042 $ 200 $ 218
6.41%, 11/01/2029
(f)
280 291
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
180 197
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.79%, 05/10/2030
(f)
350 351
Secured Overnight Financing Rate + 0.97%
4.97%, 07/14/2028
(f)
260 262
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(f)
320 323
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.20%, 11/17/2028
(f)
250 249
Secured Overnight Financing Rate + 0.78%
4.21%, 02/08/2030
(f)
250 247
Secured Overnight Financing Rate + 0.76%
4.47%, 11/19/2031
(f)
250 246
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(f)
250 249
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.15%, 01/13/2031 250 247
4.53%, 06/13/2030 300 302
4.79%, 01/10/2029 500 508
5.09%, 06/11/2027 250 253
NatWest Group PLC
4.89%, 05/18/2029
(f)
500 503
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 404
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(f)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.78%, 03/01/2035
(f)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 324
3.75%, 09/05/2029 265 262
3.75%, 09/10/2030 155 152
4.00%, 05/28/2028 200 200
4.13%, 05/29/2029 295 295
4.25%, 03/01/2028 320 321
4.50%, 01/24/2030 280 283
PNC Bank NA
2.70%, 10/22/2029 375 353
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
245 219
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 495 462
3.45%, 04/23/2029 175 171
4.08%, 01/26/2029
(f)
150 149
Secured Overnight Financing Rate + 0.61%
4.62%, 10/26/2029
(f)
150 150
Secured Overnight Financing Rate + 0.68%
4.63%, 06/06/2033
(f)
160 155
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(f)
200 202
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
295 300
Secured Overnight Financing Rate + 1.07%
5.35%, 12/02/2028
(f)
410 416
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(f)
220 222
Secured Overnight Financing Rate + 1.42%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.40%, 07/23/2035
(f)
$ 285 $ 289
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(f)
150 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.68%, 01/22/2035
(f)
240 248
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
315 332
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.88%, 05/04/2032 145 139
4.00%, 11/03/2028
(f)
160 159
Secured Overnight Financing Rate + 0.70%
4.31%, 11/03/2031
(f)
160 157
Secured Overnight Financing Rate + 0.98%
4.50%, 08/06/2029
(f)
155 155
Secured Overnight Financing Rate + 0.89%
4.61%, 05/03/2032
(f)
165 164
Secured Overnight Financing Rate + 1.01%
4.65%, 10/18/2030
(f)
200 200
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 167
4.95%, 02/01/2029 235 239
4.97%, 01/24/2029
(f)
215 217
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(f)
305 308
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 177
5.15%, 02/04/2031
(f)
215 218
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 155 159
Santander Holdings USA Inc
5.35%, 09/06/2030
(f)
325 328
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(f)
155 157
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
4.32%, 09/22/2029
(f)
315 312
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 03/03/2031 60 54
4.33%, 10/22/2027 215 216
4.42%, 05/13/2033
(f)
135 132
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(f)
310 311
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 151
4.68%, 10/22/2032
(f)
135 135
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(f)
95 93
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(f)
245 244
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 309
5.15%, 02/28/2036
(f)
150 151
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(f)
140 144
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 181
2.14%, 09/23/2030 150 134
2.93%, 09/17/2041 60 44
3.04%, 07/16/2029 200 191
3.36%, 07/12/2027 200 198
4.11%, 01/15/2029 200 198
4.66%, 07/08/2031
(f)
300 299
Secured Overnight Financing Rate + 1.19%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc (continued)
5.05%, 01/15/2037
(f)
$ 325 $ 321
Secured Overnight Financing Rate + 1.22%
5.24%, 04/15/2030 225 229
5.32%, 07/09/2029
(a)
260 265
5.42%, 07/09/2031 200 205
5.52%, 01/13/2028 410 417
5.63%, 01/15/2035 225 233
5.77%, 01/13/2033 400 418
5.80%, 07/13/2028 315 323
5.80%, 07/08/2046
(f)
245 242
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 235 246
6.18%, 07/13/2043 160 170
Toronto-Dominion Bank/The
2.00%, 09/10/2031
(a)
400 354
3.20%, 03/10/2032 65 60
3.91%, 01/13/2028 145 144
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 69
4.57%, 06/02/2028 305 306
4.69%, 09/15/2027 330 332
4.78%, 12/17/2029 340 343
4.81%, 06/03/2030 155 156
4.87%, 04/22/2033 150 149
4.93%, 10/15/2035 155 152
4.99%, 04/05/2029 250 253
5.30%, 01/30/2032 330 338
5.52%, 07/17/2028 160 164
Truist Bank
2.25%, 03/11/2030 500 456
Truist Financial Corp
1.89%, 06/07/2029
(f)
130 123
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 380 344
4.12%, 06/06/2028
(f)
290 289
Secured Overnight Financing Rate + 1.37%
4.68%, 04/23/2032
(f)
150 148
Secured Overnight Financing Rate + 1.09%
4.87%, 01/26/2029
(f)
160 161
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(f)
310 301
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(f)
155 157
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(f)
160 160
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
290 293
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
65 66
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
245 252
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
160 167
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.63%, 02/16/2032
(f)
325 324
Secured Overnight Financing Rate + 1.11%
4.68%, 11/29/2030
(f)
250 251
Secured Overnight Financing Rate + 0.74%
UBS Group AG
4.88%, 05/15/2045 400 363
US Bancorp
1.38%, 07/22/2030 110 97
2.49%, 11/03/2036
(f)
400 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp (continued)
4.48%, 01/26/2032
(f)
$ 350 $ 345
Secured Overnight Financing Rate + 0.87%
4.65%, 02/01/2029
(f)
285 286
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
285 282
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(f)
285 289
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(f)
105 106
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(f)
55 56
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(f)
240 248
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
320 334
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
155 162
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.39%, 06/02/2028
(f)
220 216
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(f)
475 441
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(f)
250 236
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041
(f)
485 369
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
430 396
Secured Overnight Financing Rate + 1.50%
4.08%, 09/15/2029
(f)
375 371
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 400 397
4.40%, 06/14/2046 110 90
4.61%, 04/25/2053
(f)
335 282
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 511
4.75%, 12/07/2046 250 213
4.81%, 07/25/2028
(f)
315 316
Secured Overnight Financing Rate + 1.98%
4.84%, 05/20/2032
(f)
160 160
Secured Overnight Financing Rate + 0.97%
4.89%, 09/15/2036
(f)
255 249
Secured Overnight Financing Rate + 1.34%
4.90%, 07/25/2033
(f)
485 483
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
4.96%, 01/23/2037
(f)
145 142
Secured Overnight Financing Rate + 1.10%
4.97%, 04/23/2029
(f)
155 156
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(f)
440 395
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(f)
595 604
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(f)
265 269
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f)
280 280
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(f)
200 203
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 174
5.39%, 04/24/2034
(f)
375 382
Secured Overnight Financing Rate + 2.02%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
5.43%, 01/23/2047
(f)
$ 295 $ 283
Secured Overnight Financing Rate + 1.23%
5.50%, 01/23/2035
(f)
265 271
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
475 489
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
475 484
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(f)
330 339
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 241
6.30%, 10/23/2029
(f)
320 332
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
320 346
Secured Overnight Financing Rate + 2.06%
Westpac Banking Corp
2.65%, 01/16/2030 220 207
3.02%, 11/18/2036
(f)
405 363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 44
4.11%, 07/24/2034
(f)
555 542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 425 425
5.05%, 04/16/2029 340 347
$ 157,758
Beverages - 0 .44%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 575 560
4.90%, 02/01/2046 992 907
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 126
4.75%, 01/23/2029 550 555
4.95%, 01/15/2042 210 198
5.00%, 06/15/2034 125 126
5.45%, 01/23/2039 225 230
5.55%, 01/23/2049 570 562
5.80%, 01/23/2059 325 331
8.20%, 01/15/2039 60 76
Coca-Cola Co/The
1.50%, 03/05/2028 60 57
2.50%, 06/01/2040 140 103
2.50%, 03/15/2051 265 158
2.60%, 06/01/2050 140 86
2.88%, 05/05/2041 60 46
3.00%, 03/05/2051 465 309
4.65%, 08/14/2034 325 326
5.00%, 05/13/2034 455 468
5.20%, 01/14/2055 280 266
5.30%, 05/13/2054 455 440
Constellation Brands Inc
2.25%, 08/01/2031 290 256
3.15%, 08/01/2029 90 86
4.85%, 05/06/2031 150 150
4.90%, 05/01/2033 250 248
4.95%, 11/01/2035 155 151
Diageo Capital PLC
2.38%, 10/24/2029 200 187
5.30%, 10/24/2027 310 314
5.63%, 10/05/2033 400 417
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 53
3.35%, 03/15/2051 60 39
3.95%, 04/15/2029 735 722
4.05%, 04/15/2032 210 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Keurig Dr Pepper Inc (continued)
4.35%, 05/15/2028 $ 175 $ 175
4.50%, 04/15/2052 270 215
5.15%, 05/15/2035 155 153
Molson Coors Beverage Co
4.20%, 07/15/2046 515 413
PepsiCo Inc
2.63%, 10/21/2041 725 521
2.75%, 10/21/2051 225 140
2.88%, 10/15/2049 145 94
3.00%, 10/15/2027 600 592
4.30%, 07/23/2030
(a)
155 155
4.45%, 02/07/2028 545 547
4.50%, 07/17/2029 345 347
4.65%, 07/23/2032 155 156
4.80%, 07/17/2034 345 347
5.00%, 02/07/2035
(a)
315 318
$ 12,926
Biotechnology - 0 .29%
Amgen Inc
1.65%, 08/15/2028 125 118
2.00%, 01/15/2032 120 104
2.45%, 02/21/2030 155 144
2.77%, 09/01/2053 510 304
3.00%, 02/22/2029 200 193
3.00%, 01/15/2052 120 78
3.15%, 02/21/2040 155 121
3.38%, 02/21/2050 545 385
4.20%, 02/19/2031 160 157
4.20%, 03/01/2033 80 77
4.20%, 02/22/2052 200 157
4.40%, 05/01/2045 265 224
4.66%, 06/15/2051 410 348
4.88%, 03/01/2053 80 70
5.15%, 03/02/2028 380 385
5.15%, 11/15/2041 113 108
5.25%, 03/02/2030 335 342
5.25%, 03/02/2033 350 357
5.50%, 02/19/2046 160 155
5.60%, 03/02/2043 320 318
5.65%, 03/02/2053 390 379
5.75%, 03/02/2063 240 233
Biogen Inc
5.20%, 09/15/2045 280 258
Gilead Sciences Inc
1.65%, 10/01/2030 150 133
2.80%, 10/01/2050 150 95
4.15%, 03/01/2047 25 20
4.25%, 05/20/2028 150 150
4.40%, 05/20/2029 150 150
4.50%, 02/01/2045 500 436
4.75%, 03/01/2046 580 521
5.10%, 06/15/2035 140 141
5.25%, 10/15/2033 160 165
5.50%, 11/15/2054 340 333
5.55%, 10/15/2053 160 158
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 142
Royalty Pharma PLC
1.75%, 09/02/2027 655 634
2.20%, 09/02/2030 155 140
3.30%, 09/02/2040 155 120
5.95%, 09/25/2055 155 155
$ 8,508

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .14%
Carrier Global Corp
2.72%, 02/15/2030 $ 420 $ 393
3.38%, 04/05/2040 155 124
3.58%, 04/05/2050 155 113
5.90%, 03/15/2034 116 122
6.20%, 03/15/2054 28 30
CRH America Finance Inc
4.40%, 02/09/2031 295 291
5.50%, 01/09/2035 285 291
5.60%, 02/09/2056 155 151
Johnson Controls International PLC / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 370 324
Martin Marietta Materials Inc
2.50%, 03/15/2030 330 305
3.20%, 07/15/2051 60 40
5.15%, 12/01/2034 140 141
Masco Corp
1.50%, 02/15/2028 260 248
Owens Corning
4.30%, 07/15/2047 150 121
5.50%, 06/15/2027 130 132
5.70%, 06/15/2034 290 300
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 89
5.10%, 06/13/2034 380 385
Vulcan Materials Co
3.50%, 06/01/2030 295 283
5.35%, 12/01/2034 275 280
$ 4,163
Chemicals - 0 .25%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 188
4.60%, 02/08/2029 130 131
4.80%, 03/03/2033 160 161
4.90%, 10/11/2032 210 212
Dow Chemical Co/The
2.10%, 11/15/2030 160 142
3.60%, 11/15/2050 160 106
4.38%, 11/15/2042 350 284
4.63%, 10/01/2044 270 221
4.80%, 11/30/2028 90 90
4.80%, 05/15/2049 340 273
5.15%, 02/15/2034 130 128
5.65%, 03/15/2036
(a)
155 155
DuPont de Nemours Inc
4.73%, 11/15/2028
(e)
302 303
Eastman Chemical Co
4.65%, 10/15/2044 415 354
Ecolab Inc
1.30%, 01/30/2031 380 328
2.75%, 08/18/2055 700 417
4.30%, 06/15/2028 60 60
4.60%, 06/15/2029 150 151
5.00%, 09/01/2035 210 210
5.15%, 06/15/2033 150 152
LYB International Finance BV
5.25%, 07/15/2043 225 199
LYB International Finance III LLC
2.25%, 10/01/2030 365 327
3.63%, 04/01/2051 130 86
4.20%, 10/15/2049 160 117
5.63%, 05/15/2033 160 162
Mosaic Co/The
5.63%, 11/15/2043 25 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Nutrien Ltd
4.20%, 04/01/2029 $ 400 $ 397
5.00%, 04/01/2049 280 250
5.40%, 06/21/2034 300 306
5.80%, 03/27/2053 330 328
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 218
2.95%, 08/15/2029 300 286
3.30%, 05/15/2050 90 61
4.30%, 08/15/2028 310 309
4.50%, 06/01/2047 390 328
Westlake Corp
3.13%, 08/15/2051 60 37
$ 7,501
Commercial Mortgage Backed Securities - 0 .02%
Fannie Mae-Aces
2.98%, 12/25/2027
(i)
585 575
Commercial Services - 0 .14%
American University/The
3.67%, 04/01/2049 35 26
Global Payments Inc
3.20%, 08/15/2029 140 132
4.15%, 08/15/2049 70 51
4.50%, 11/15/2028 145 144
4.88%, 11/15/2030 280 276
5.20%, 11/15/2032 285 280
5.55%, 11/15/2035 145 141
Leland Stanford Junior University/The
3.65%, 05/01/2048 420 326
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 169
4.68%, 07/01/2114 100 83
Moody's Corp
4.25%, 08/08/2032 65 63
5.00%, 08/05/2034 290 291
5.25%, 07/15/2044 90 85
PayPal Holdings Inc
2.85%, 10/01/2029 755 714
3.90%, 06/01/2027
(a)
65 65
4.40%, 06/01/2032 265 258
5.50%, 06/01/2054 130 120
S&P Global Inc
1.25%, 08/15/2030 280 245
2.50%, 12/01/2029 55 52
3.25%, 12/01/2049 305 211
3.70%, 03/01/2052 100 74
5.25%, 09/15/2033 335 344
TR Finance LLC
5.85%, 04/15/2040 30 30
University of Southern California
5.25%, 10/01/2111 20 18
$ 4,198
Computers - 0 .50%
Apple Inc
1.20%, 02/08/2028 430 410
1.25%, 08/20/2030 360 319
1.65%, 05/11/2030 550 499
2.40%, 08/20/2050 210 123
2.55%, 08/20/2060 620 339
2.65%, 05/11/2050 600 372
2.65%, 02/08/2051 240 147
2.70%, 08/05/2051 85 53
2.80%, 02/08/2061 550 318
2.90%, 09/12/2027 300 296
2.95%, 09/11/2049 140 93
3.00%, 06/20/2027 500 495
3.35%, 08/08/2032 500 475
3.75%, 11/13/2047 195 152

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc (continued)
3.85%, 05/04/2043 $ 400 $ 333
3.95%, 08/08/2052 235 184
4.20%, 05/12/2030
(a)
155 155
4.38%, 05/13/2045 305 268
4.50%, 05/12/2032 155 157
4.65%, 02/23/2046 375 339
4.75%, 05/12/2035 155 157
4.85%, 05/10/2053 320 297
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 238
3.45%, 12/15/2051 346 242
4.35%, 02/01/2030 535 530
4.50%, 02/15/2031 200 198
4.75%, 04/01/2028 100 101
5.10%, 02/15/2036 200 199
5.25%, 02/01/2028 160 162
5.30%, 10/01/2029 300 306
5.30%, 04/01/2032 150 153
5.40%, 04/15/2034 185 189
8.35%, 07/15/2046 26 33
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 155 154
4.55%, 10/15/2029 535 534
4.85%, 10/15/2031 205 205
5.00%, 10/15/2034 470 461
6.20%, 10/15/2035
(a)
75 81
6.35%, 10/15/2045 340 349
HP Inc
3.00%, 06/17/2027 140 138
4.75%, 01/15/2028 495 497
6.00%, 09/15/2041 355 364
6.10%, 04/25/2035 150 158
IBM International Capital Pte Ltd
4.75%, 02/05/2031
(a)
265 266
4.90%, 02/05/2034 265 263
International Business Machines Corp
3.50%, 05/15/2029 410 400
4.00%, 06/20/2042 110 91
4.15%, 05/15/2039 195 171
4.25%, 05/15/2049 600 472
4.40%, 07/27/2032 100 98
4.50%, 02/06/2028 370 371
4.60%, 02/03/2033 200 197
4.65%, 02/10/2028 285 287
4.70%, 02/19/2046 145 125
5.10%, 02/06/2053
(a)
160 143
5.70%, 02/10/2055 245 235
5.80%, 02/03/2056 165 161
NetApp Inc
2.38%, 06/22/2027 155 152
$ 14,705
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 158
Clorox Co/The
1.80%, 05/15/2030 350 314
Kimberly-Clark Corp
5.30%, 03/01/2041 300 302
$ 774
Cosmetics & Personal Care - 0 .15%
Colgate-Palmolive Co
4.20%, 05/01/2030 330 331
4.60%, 03/01/2028 160 161
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 111
2.38%, 12/01/2029 235 219
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Haleon US Capital LLC
3.63%, 03/24/2032 $ 250 $ 235
4.00%, 03/24/2052 250 194
Kenvue Inc
4.85%, 05/22/2032 155 156
4.90%, 03/22/2033 160 161
5.05%, 03/22/2028 160 162
5.05%, 03/22/2053 330 301
5.10%, 03/22/2043 160 153
Procter & Gamble Co/The
1.20%, 10/29/2030 435 381
3.55%, 03/25/2040 400 342
4.05%, 05/01/2030 175 174
4.10%, 11/03/2032
(a)
155 152
4.60%, 05/01/2035 155 154
Unilever Capital Corp
1.38%, 09/14/2030 150 133
1.75%, 08/12/2031 680 595
4.63%, 08/12/2034 320 316
$ 4,431
Diversified Financial Services - 0 .74%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 600 578
3.30%, 01/30/2032 375 343
3.40%, 10/29/2033 150 134
3.88%, 01/23/2028 250 247
4.13%, 02/28/2029 150 148
4.38%, 11/15/2030 150 147
4.75%, 01/15/2033 200 196
4.88%, 04/01/2028 165 166
4.95%, 09/10/2034 330 322
5.10%, 01/19/2029 150 152
5.38%, 12/15/2031 365 372
Ally Financial Inc
2.20%, 11/02/2028 60 57
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(f)
155 154
Secured Overnight Financing Rate + 1.78%
5.74%, 05/15/2029
(f)
170 173
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 469
American Express Co
4.05%, 05/03/2029 100 99
4.05%, 12/03/2042 440 370
4.44%, 05/03/2030
(f)
150 149
Secured Overnight Financing Rate + 0.81%
4.46%, 02/10/2032
(f)
150 148
Secured Overnight Financing Rate + 0.87%
4.73%, 04/25/2029
(f)
305 307
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(f)
155 150
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(f)
305 305
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(f)
215 218
Secured Overnight Financing Rate + 1.02%
5.28%, 07/27/2029
(f)
160 163
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
345 349
Secured Overnight Financing Rate + 1.42%
5.41%, 02/08/2041
(f)
150 150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
5.53%, 04/25/2030
(f)
250 256
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(f)
155 161
Secured Overnight Financing Rate + 1.79%

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
6.49%, 10/30/2031
(f)
$ 70 $ 75
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 261
5.35%, 01/08/2055 430 413
Blackrock Inc
2.10%, 02/25/2032 415 365
2.40%, 04/30/2030 200 186
Capital One Financial Corp
2.36%, 07/29/2032
(f)
255 220
Secured Overnight Financing Rate + 1.34%
4.49%, 09/11/2031
(f)
300 295
Secured Overnight Financing Rate + 1.25%
5.20%, 09/11/2036
(f)
255 248
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(f)
140 143
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
135 138
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
160 165
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
140 144
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
245 254
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(f)
145 148
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(f)
360 371
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
210 231
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 400 350
1.95%, 12/01/2031 270 235
2.00%, 03/20/2028 115 111
3.20%, 01/25/2028 200 197
4.74%, 05/21/2030
(f)
190 191
Secured Overnight Financing Rate + 0.78%
4.91%, 11/14/2036
(f)
335 326
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(f)
160 164
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(f)
155 165
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
140 146
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 199
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 101
2.10%, 06/15/2030 400 364
2.65%, 09/15/2040 160 116
3.00%, 09/15/2060 160 94
3.75%, 09/21/2028 160 158
3.95%, 12/01/2028 145 143
4.00%, 09/15/2027 385 384
4.25%, 09/21/2048 250 206
4.60%, 03/15/2033 220 218
4.95%, 06/15/2052 215 195
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 175
2.75%, 10/15/2032 300 257
4.15%, 01/23/2030 225 218
5.13%, 04/28/2031 165 163
5.50%, 02/15/2036 145 141
Legg Mason Inc
5.63%, 01/15/2044 25 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 11/18/2031 $ 190 $ 168
2.95%, 03/15/2051 60 39
3.35%, 03/26/2030 445 429
3.85%, 03/26/2050 350 272
4.55%, 03/15/2028 145 146
4.55%, 01/15/2035 270 265
4.88%, 03/09/2028 160 162
Nasdaq Inc
2.50%, 12/21/2040 55 39
5.35%, 06/28/2028 114 116
5.95%, 08/15/2053 295 301
Nomura Holdings Inc
2.68%, 07/16/2030 450 413
4.90%, 07/01/2030
(a)
200 200
5.84%, 01/18/2028 320 326
6.09%, 07/12/2033 315 333
Raymond James Financial Inc
4.95%, 07/15/2046 380 342
Sumisho Air Lease Corp
2.10%, 09/01/2028 385 364
2.88%, 01/15/2032 65 58
3.25%, 10/01/2029 200 190
5.10%, 03/01/2029 135 136
5.20%, 07/15/2031 130 131
Synchrony Financial
3.95%, 12/01/2027 360 356
4.95%, 02/25/2032
(f)
150 146
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(f)
155 155
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.10%, 02/15/2031 60 52
2.00%, 08/15/2050 160 86
2.70%, 04/15/2040 155 118
2.75%, 09/15/2027 150 148
4.10%, 02/12/2031 150 149
4.15%, 12/14/2035 500 478
4.30%, 12/14/2045 400 345
4.70%, 02/12/2036 150 149
$ 21,955
Electric - 2 .21%
AEP Texas Inc
2.10%, 07/01/2030 370 336
3.45%, 01/15/2050 50 34
3.45%, 05/15/2051 60 40
4.70%, 05/15/2032 105 104
5.25%, 05/15/2052 105 95
AEP Transmission Co LLC
2.75%, 08/15/2051 60 37
4.00%, 12/01/2046 350 279
4.50%, 06/15/2052 70 58
5.25%, 06/01/2036 150 151
5.40%, 03/15/2053 360 344
AES Corp/The
2.45%, 01/15/2031 360 323
Alabama Power Co
1.45%, 09/15/2030 375 330
3.13%, 07/15/2051 60 39
3.75%, 03/01/2045 235 182
4.30%, 03/15/2031 155 153
Ameren Corp
1.75%, 03/15/2028 60 57
5.00%, 01/15/2029 130 132
5.00%, 05/15/2036 150 147

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
1.55%, 11/15/2030 $ 65 $ 57
3.25%, 03/15/2050 75 51
3.85%, 09/01/2032 355 338
4.15%, 03/15/2046 330 269
5.63%, 03/01/2055 160 157
American Electric Power Co Inc
2.30%, 03/01/2030 155 143
5.63%, 03/01/2033 160 166
6.05%, 03/15/2056
(f)
420 416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Arizona Public Service Co
2.60%, 08/15/2029 290 273
2.65%, 09/15/2050 150 90
5.90%, 08/15/2055 185 185
Baltimore Gas and Electric Co
2.25%, 06/15/2031 310 277
4.55%, 06/01/2052 220 183
5.15%, 06/01/2033 150 151
5.45%, 06/01/2035 155 158
5.65%, 06/01/2054 130 127
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 316
2.85%, 05/15/2051 85 52
3.80%, 07/15/2048 325 244
4.60%, 05/01/2053 355 296
5.15%, 11/15/2043
(a)
200 190
6.13%, 04/01/2036 350 375
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 42
4.25%, 02/01/2049
(a)
250 203
4.85%, 04/01/2036 355 349
4.95%, 04/01/2033 160 161
4.95%, 08/15/2035 155 154
5.20%, 10/01/2028 160 163
CenterPoint Energy Inc
2.95%, 03/01/2030 88 83
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 55
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 365 237
3.13%, 03/15/2051 420 276
4.00%, 03/01/2048 370 290
4.55%, 06/01/2031
(a)
150 150
5.30%, 06/01/2034 130 133
5.30%, 02/01/2053 160 150
5.65%, 06/01/2054 130 127
5.95%, 06/01/2055 60 61
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 53
4.00%, 04/01/2048 425 337
4.95%, 01/15/2030 300 304
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 305 275
3.00%, 12/01/2060 120 71
3.70%, 11/15/2059 80 55
3.88%, 06/15/2047 300 231
4.30%, 12/01/2056 250 196
5.20%, 03/01/2033 160 164
5.30%, 03/01/2035 300 306
5.75%, 11/15/2055 145 144
6.15%, 11/15/2052 155 162
6.30%, 08/15/2037 200 216
6.75%, 04/01/2038 160 180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Constellation Energy Generation LLC
3.90%, 01/08/2028 $ 295 $ 293
4.55%, 06/01/2029 150 150
4.80%, 01/15/2032 150 149
5.30%, 06/01/2036 150 149
Consumers Energy Co
4.35%, 04/15/2049 300 248
4.50%, 01/15/2031 175 174
4.60%, 05/30/2029 135 136
4.70%, 01/15/2030 155 156
4.90%, 02/15/2029 155 157
5.05%, 05/15/2035 90 91
Dayton Power & Light Co/The
4.55%, 08/15/2030 50 49
Dominion Energy Inc
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 440 421
4.60%, 05/15/2028 280 281
4.90%, 08/01/2041 360 331
5.38%, 11/15/2032 410 421
5.45%, 03/15/2035 315 321
5.95%, 06/15/2035 200 212
DTE Electric Co
1.90%, 04/01/2028 40 38
2.63%, 03/01/2031 250 229
3.70%, 03/15/2045 200 156
5.20%, 03/01/2034 130 133
5.25%, 05/15/2035 155 157
5.40%, 04/01/2053 160 153
5.55%, 03/01/2056 295 288
DTE Energy Co
4.88%, 06/01/2028 105 106
4.95%, 07/01/2027 275 277
5.05%, 10/01/2035 155 153
5.20%, 04/01/2030 245 249
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 120
4.95%, 01/15/2033 160 162
5.25%, 03/15/2035 345 351
5.30%, 02/15/2040 125 124
5.35%, 01/15/2053 160 151
5.40%, 01/15/2054 135 129
6.05%, 04/15/2038 230 245
Duke Energy Corp
3.15%, 08/15/2027 90 89
3.30%, 06/15/2041 60 46
3.50%, 06/15/2051 60 41
3.95%, 08/15/2047 150 114
4.20%, 06/15/2049 150 117
4.50%, 08/15/2032 340 335
4.80%, 12/15/2045 230 201
4.85%, 01/05/2029 135 136
4.95%, 09/15/2035 265 260
5.00%, 08/15/2052 240 209
5.45%, 06/15/2034 190 194
5.70%, 09/15/2055 205 197
5.80%, 06/15/2054 190 185
6.10%, 09/15/2053 160 162
Duke Energy Florida LLC
1.75%, 06/15/2030 365 328
2.50%, 12/01/2029 255 239
3.40%, 10/01/2046 445 321
4.20%, 12/01/2030 305 301
5.88%, 11/15/2033 145 154
5.95%, 11/15/2052 155 158
6.40%, 06/15/2038 505 552

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050 $ 240 $ 147
4.95%, 03/15/2036 40 39
5.40%, 04/01/2053 160 151
5.90%, 05/15/2055 155 157
Duke Energy Progress LLC
2.50%, 08/15/2050 160 93
5.55%, 03/15/2055 150 146
Edison International
5.00%, 05/05/2028 160 160
Emera US Finance LP
4.75%, 06/15/2046 445 377
Entergy Arkansas LLC
2.65%, 06/15/2051 45 26
4.20%, 04/01/2049 300 239
4.95%, 01/15/2036 150 148
5.15%, 01/15/2033 160 163
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 54
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 197
4.75%, 09/15/2052 415 356
5.15%, 09/15/2034 345 349
5.65%, 04/15/2056 150 146
5.80%, 03/15/2055 390 389
Entergy Mississippi LLC
5.05%, 04/15/2036 150 148
Entergy Texas Inc
1.75%, 03/15/2031 150 131
4.00%, 03/30/2029 170 168
5.20%, 06/15/2036 150 149
Evergy Kansas Central Inc
5.25%, 03/15/2035 320 323
5.70%, 03/15/2053 160 158
Evergy Metro Inc
2.25%, 06/01/2030 155 142
5.13%, 08/15/2035 155 154
Eversource Energy
1.65%, 08/15/2030 380 335
4.45%, 12/15/2030 155 153
5.13%, 05/15/2033 160 160
Exelon Corp
3.35%, 03/15/2032 65 60
4.95%, 03/15/2036 150 146
5.13%, 03/15/2031 165 168
5.15%, 03/15/2029 125 127
6.50%, 03/15/2055
(f)
225 233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033 155 153
Florida Power & Light Co
2.45%, 02/03/2032 65 58
2.88%, 12/04/2051 65 41
3.70%, 12/01/2047 70 53
4.05%, 10/01/2044 335 275
4.13%, 02/01/2042 300 256
4.40%, 05/15/2028 160 161
4.70%, 02/15/2036 445 433
4.80%, 05/15/2033 120 120
5.10%, 04/01/2033 160 163
5.30%, 06/15/2034 130 133
5.60%, 06/15/2054 130 128
5.65%, 02/01/2037 250 263
5.70%, 03/15/2055 145 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co (continued)
5.75%, 06/01/2056
(g)
$ 150 $ 151
Georgia Power Co
4.30%, 03/15/2042 460 400
4.55%, 03/15/2030 340 340
4.60%, 06/15/2029 150 151
4.65%, 05/16/2028 160 161
4.70%, 05/15/2032 65 65
5.50%, 10/01/2055
(a)
160 155
Indiana Michigan Power Co
5.60%, 03/15/2056 55 54
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 200 198
5.60%, 06/29/2035 160 165
5.60%, 10/01/2055 155 149
Jersey Central Power & Light Co
4.40%, 01/15/2031
(e)
155 153
4.60%, 01/15/2030
(e)
150 150
Kentucky Utilities Co
3.30%, 06/01/2050 205 140
5.85%, 08/15/2055 205 206
MidAmerican Energy Co
3.15%, 04/15/2050 485 324
4.25%, 07/15/2049 215 174
5.30%, 02/01/2055 135 126
Mississippi Power Co
4.25%, 03/15/2042 30 25
Monongahela Power Co
4.45%, 08/15/2029
(e)
150 150
National Rural Utilities Cooperative Finance Corp
4.05%, 02/09/2029 150 149
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 155 154
4.15%, 12/15/2032 365 354
4.40%, 05/11/2029 160 160
4.80%, 03/15/2028 365 368
5.00%, 02/07/2031 135 137
5.15%, 06/15/2029 130 133
Nevada Power Co
2.40%, 05/01/2030 200 184
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 186
2.25%, 06/01/2030 500 456
2.75%, 11/01/2029 270 256
4.40%, 03/01/2031 150 148
4.69%, 09/01/2027 80 80
4.90%, 02/28/2028 160 161
4.90%, 03/15/2029 135 137
5.00%, 07/15/2032 70 71
5.05%, 03/15/2030 200 203
5.25%, 03/15/2034 135 137
5.25%, 02/28/2053 160 145
5.45%, 03/15/2035 375 382
5.90%, 03/15/2055 145 143
6.50%, 08/15/2055
(f)
285 295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 54
2.60%, 06/01/2051 97 59
2.90%, 03/01/2050 70 46
5.05%, 05/15/2035 175 176
5.10%, 05/15/2053 160 147
5.35%, 11/01/2039 30 30
5.65%, 05/15/2055 155 154

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NSTAR Electric Co
4.55%, 06/01/2052 $ 65 $ 55
4.95%, 09/15/2052 290 259
5.20%, 03/01/2035 240 242
5.40%, 06/01/2034 130 133
Ohio Power Co
1.63%, 01/15/2031 265 232
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 500 330
3.75%, 04/01/2045 420 325
4.15%, 06/01/2032 65 63
4.30%, 05/15/2028
(a)
285 285
4.55%, 09/15/2032 195 192
4.60%, 06/01/2052 65 54
4.65%, 11/01/2029 140 141
5.55%, 06/15/2054 115 111
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 588
2.50%, 02/01/2031 845 759
3.30%, 08/01/2040 155 116
3.50%, 08/01/2050 850 568
4.20%, 06/01/2041 195 160
5.05%, 10/15/2032 330 328
5.20%, 05/01/2036 150 146
5.70%, 03/01/2035 150 152
5.80%, 05/15/2034 125 128
5.90%, 06/15/2032 60 62
5.90%, 10/01/2054 135 128
6.10%, 01/15/2029 360 371
6.75%, 01/15/2053 160 168
PacifiCorp
2.90%, 06/15/2052 60 36
5.30%, 02/15/2031 265 270
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 160 147
6.00%, 01/15/2039 310 315
6.25%, 10/15/2037 330 347
PECO Energy Co
2.80%, 06/15/2050 110 68
2.85%, 09/15/2051 150 93
4.38%, 08/15/2052 360 293
4.60%, 05/15/2052 20 17
4.88%, 09/15/2035 335 333
PPL Capital Funding Inc
5.25%, 09/01/2034 335 337
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 46
3.95%, 06/01/2047 100 79
4.85%, 02/15/2034 65 65
5.00%, 05/15/2033 160 161
Public Service Co of Colorado
1.88%, 06/15/2031 385 337
2.70%, 01/15/2051 95 57
3.20%, 03/01/2050 250 168
5.15%, 09/15/2035 355 354
5.25%, 04/01/2053 200 185
5.35%, 05/15/2034 195 198
5.85%, 05/15/2055 160 161
Public Service Co of New Hampshire
4.40%, 07/01/2028 155 155
Public Service Co of Oklahoma
5.20%, 01/15/2035 235 235
5.25%, 01/15/2033 160 162
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 104
3.65%, 09/01/2028 200 197
3.80%, 03/01/2046 410 320
4.20%, 01/01/2031 150 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co (continued)
4.85%, 08/01/2034 $ 220 $ 219
4.90%, 08/15/2035 265 264
5.30%, 08/01/2054 140 132
5.45%, 08/01/2053 155 150
Public Service Enterprise Group Inc
4.90%, 03/15/2030 75 76
5.88%, 10/15/2028 160 165
6.13%, 10/15/2033 160 170
Puget Sound Energy Inc
2.89%, 09/15/2051 170 106
5.60%, 09/15/2055 155 151
San Diego Gas & Electric Co
1.70%, 10/01/2030 840 746
3.32%, 04/15/2050 155 104
3.70%, 03/15/2052 65 47
4.50%, 08/15/2040 50 45
5.95%, 03/15/2056 165 167
Sempra
4.00%, 02/01/2048 70 53
6.55%, 04/01/2055
(f)
380 384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 365 330
2.85%, 08/01/2029 100 94
3.45%, 02/01/2052 65 43
3.65%, 02/01/2050 320 221
4.00%, 04/01/2047 450 336
4.70%, 06/01/2027 135 135
4.95%, 09/15/2031 150 150
5.25%, 03/15/2030 175 177
5.30%, 03/01/2028 160 162
5.45%, 06/01/2031 200 204
5.45%, 03/01/2035 215 215
5.50%, 03/15/2040 175 169
5.65%, 10/01/2028 160 163
5.70%, 03/01/2053 160 147
5.85%, 11/01/2027 155 158
5.90%, 03/01/2055 105 100
5.95%, 02/01/2038 30 30
Southern Co/The
1.75%, 03/15/2028 60 57
4.40%, 07/01/2046 515 430
5.20%, 06/15/2033 160 162
5.50%, 03/15/2029 160 164
5.70%, 10/15/2032 335 349
5.70%, 03/15/2034 400 415
Southern Power Co
4.90%, 10/01/2035 345 336
4.95%, 12/15/2046 35 31
Southwestern Electric Power Co
4.10%, 09/15/2028 250 248
Southwestern Public Service Co
4.50%, 08/15/2041 150 133
6.00%, 06/01/2054 195 198
Tampa Electric Co
3.45%, 03/15/2051 100 70
Tucson Electric Power Co
1.50%, 08/01/2030 105 93
3.25%, 05/01/2051 60 40
Union Electric Co
2.15%, 03/15/2032 60 53
2.63%, 03/15/2051 130 77
5.45%, 03/15/2053 160 153
5.55%, 03/15/2056 150 145

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co
2.30%, 11/15/2031 $ 265 $ 236
2.45%, 12/15/2050 145 83
2.95%, 11/15/2051 120 75
5.05%, 08/15/2034 340 341
5.45%, 04/01/2053 310 295
5.55%, 08/15/2054 150 145
5.60%, 09/15/2055 295 287
5.70%, 03/15/2056 295 291
8.88%, 11/15/2038 225 296
WEC Energy Group Inc
1.38%, 10/15/2027 130 125
2.20%, 12/15/2028 60 57
Wisconsin Electric Power Co
4.15%, 10/15/2030 160 158
4.75%, 09/30/2032 180 181
Wisconsin Power and Light Co
5.70%, 12/15/2055 160 156
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 291
Xcel Energy Inc
2.60%, 12/01/2029 140 131
4.60%, 06/01/2032 40 39
4.75%, 03/21/2028 155 156
5.75%, 12/03/2056
(f)
115 114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 65,361
Electrical Components & Equipment - 0 .01%
Emerson Electric Co
2.20%, 12/21/2031 495 440
Electronics - 0 .07%
Amphenol Corp
3.90%, 11/15/2028 155 153
4.13%, 11/15/2030 135 133
4.40%, 02/15/2033 155 151
5.00%, 01/15/2035 475 475
5.30%, 11/15/2055 155 147
Honeywell International Inc
1.75%, 09/01/2031 460 400
1.95%, 06/01/2030 450 408
3.81%, 11/21/2047 100 77
Tyco Electronics Group SA
4.88%, 02/09/2036 145 143
7.13%, 10/01/2037 37 43
$ 2,130
Environmental Control - 0 .16%
Republic Services Inc
1.75%, 02/15/2032 335 287
2.30%, 03/01/2030 685 634
3.38%, 11/15/2027 385 381
5.00%, 11/15/2029 130 132
5.00%, 04/01/2034 320 323
5.15%, 03/15/2035 75 76
Waste Connections Inc
2.20%, 01/15/2032 120 105
4.20%, 01/15/2033 435 420
Waste Management Inc
2.00%, 06/01/2029 60 56
2.50%, 11/15/2050 75 45
3.15%, 11/15/2027 790 779
4.15%, 04/15/2032 100 98
4.63%, 02/15/2033 160 159
4.65%, 03/15/2030
(a)
310 312
4.88%, 02/15/2029 310 314
4.95%, 07/03/2031 130 132
4.95%, 03/15/2035 310 310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc (continued)
5.35%, 10/15/2054 $ 240 $ 231
$ 4,794
Finance - Mortgage Loan/Banker - 0 .21%
Fannie Mae
0.75%, 10/08/2027 270 259
0.88%, 08/05/2030 510 447
5.63%, 07/15/2037 65 71
6.25%, 05/15/2029 750 795
6.63%, 11/15/2030 230 253
7.13%, 01/15/2030 250 275
7.25%, 05/15/2030 249 277
Federal Home Loan Banks
3.25%, 11/16/2028 950 935
3.50%, 09/09/2027 230 229
3.50%, 10/04/2027 300 298
3.50%, 03/03/2028 290 288
3.88%, 06/04/2027 300 300
4.00%, 06/30/2028 400 400
5.50%, 07/15/2036 370 399
Freddie Mac
6.25%, 07/15/2032 280 310
6.75%, 03/15/2031 543 604
$ 6,140
Food - 0 .34%
Campbell's Company/The
4.15%, 03/15/2028 185 183
Conagra Brands Inc
1.38%, 11/01/2027 100 96
4.85%, 11/01/2028 140 140
5.30%, 11/01/2038 85 80
5.40%, 11/01/2048 445 386
General Mills Inc
2.25%, 10/14/2031
(a)
775 683
4.88%, 01/30/2030 140 141
4.95%, 03/29/2033 160 159
5.50%, 10/17/2028 160 164
Hershey Co/The
2.65%, 06/01/2050 185 113
J M Smucker Co/The
2.13%, 03/15/2032 19 16
5.90%, 11/15/2028 245 253
6.50%, 11/15/2043 235 251
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.50%, 01/15/2036 355 354
5.63%, 03/10/2037
(e)
150 150
5.75%, 04/01/2033 193 198
6.25%, 03/01/2056 205 201
6.38%, 02/25/2055 215 215
6.38%, 04/15/2066 155 152
6.50%, 12/01/2052 265 268
6.75%, 03/15/2034 33 36
Kellanova
2.10%, 06/01/2030 155 141
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
4.38%, 06/01/2046 128 103
4.88%, 10/01/2049 200 167
5.00%, 06/04/2042 200 179
5.20%, 03/15/2032 145 147
5.20%, 07/15/2045 170 151
6.50%, 02/09/2040 200 212
Kroger Co/The
1.70%, 01/15/2031 60 53
3.70%, 08/01/2027 700 695
4.45%, 02/01/2047 345 286

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The (continued)
5.00%, 09/15/2034 $ 200 $ 198
5.15%, 08/01/2043 300 279
5.40%, 07/15/2040 30 29
5.50%, 09/15/2054 270 254
5.65%, 09/15/2064 210 197
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 53
Mondelez International Inc
1.50%, 02/04/2031
(a)
360 313
2.63%, 09/04/2050 165 100
4.25%, 05/06/2028 155 155
4.50%, 05/06/2030 155 155
4.75%, 08/28/2034
(a)
145 142
Sysco Corp
2.40%, 02/15/2030 250 230
2.45%, 12/14/2031 115 102
4.40%, 07/25/2031 160 156
4.85%, 10/01/2045 250 219
5.40%, 03/23/2035 315 317
5.75%, 01/17/2029 145 149
Tyson Foods Inc
3.55%, 06/02/2027 75 75
4.55%, 06/02/2047 350 299
4.88%, 08/15/2034 255 250
4.95%, 02/20/2036 150 146
$ 10,200
Forest Products & Paper - 0 .03%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 22
International Paper Co
4.80%, 06/15/2044 200 174
Suzano Austria GmbH
2.50%, 09/15/2028 255 242
Suzano Netherlands BV
5.50%, 01/15/2036 375 365
$ 803
Gas - 0 .15%
Atmos Energy Corp
1.50%, 01/15/2031 375 328
3.38%, 09/15/2049 145 101
4.13%, 10/15/2044 140 117
5.45%, 01/15/2056 160 154
5.75%, 10/15/2052 210 210
5.90%, 11/15/2033 160 171
6.20%, 11/15/2053 120 128
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 133
4.40%, 07/01/2032 70 69
5.25%, 03/01/2028 160 163
NiSource Inc
3.60%, 05/01/2030 320 308
4.75%, 05/18/2031 150 150
5.00%, 06/15/2052 135 118
5.25%, 03/30/2028 65 66
5.35%, 07/15/2035 305 308
5.40%, 06/30/2033 160 164
5.65%, 02/01/2045 250 245
5.85%, 04/01/2055 155 154
Southern California Gas Co
2.55%, 02/01/2030 215 201
5.05%, 09/01/2034 320 320
5.45%, 06/15/2035 155 159
5.75%, 06/01/2053 160 157
6.00%, 06/15/2055 145 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern Co Gas Capital Corp
1.75%, 01/15/2031 $ 160 $ 141
3.15%, 09/30/2051 60 39
5.10%, 09/15/2035 155 154
6.05%, 09/15/2056
(f)
100 100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
$ 4,506
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 641
2.75%, 11/15/2050 85 50
$ 691
Healthcare - Products - 0 .38%
Abbott Laboratories
3.70%, 03/09/2029 295 290
4.00%, 03/15/2031 295 288
4.30%, 03/15/2033 295 287
4.65%, 03/15/2036 295 287
4.75%, 11/30/2036 350 342
4.75%, 03/15/2038 150 145
4.75%, 04/15/2043 300 276
4.90%, 11/30/2046 210 192
5.30%, 05/27/2040 300 302
5.50%, 03/15/2056 295 288
5.60%, 03/15/2066 295 288
Agilent Technologies Inc
2.10%, 06/04/2030 155 141
2.30%, 03/12/2031 60 54
Baxter International Inc
1.73%, 04/01/2031 85 72
2.27%, 12/01/2028 665 625
2.54%, 02/01/2032 380 325
3.13%, 12/01/2051 260 154
Boston Scientific Corp
2.65%, 06/01/2030 350 326
Danaher Corp
2.60%, 10/01/2050 150 90
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 141
3.25%, 11/15/2039 420 338
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 156
5.50%, 06/15/2035 155 158
5.65%, 11/15/2027 355 361
5.86%, 03/15/2030 155 161
5.91%, 11/22/2032 155 164
6.38%, 11/22/2052 155 165
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 160
Medtronic Inc
4.38%, 03/15/2035 500 482
4.63%, 03/15/2045 286 256
Revvity Inc
1.90%, 09/15/2028 45 42
Stryker Corp
1.95%, 06/15/2030 600 543
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 87
4.70%, 02/10/2028 545 548
4.85%, 12/08/2028 135 136
5.20%, 02/10/2035 145 147
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 57
2.60%, 10/01/2029 145 137
2.80%, 10/15/2041 650 474

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc (continued)
4.20%, 03/01/2031 $ 120 $ 118
4.55%, 06/15/2033 150 148
4.79%, 10/07/2035 200 197
4.80%, 11/21/2027 155 156
5.09%, 08/10/2033 300 305
5.40%, 08/10/2043 150 148
5.55%, 02/12/2046 150 149
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 410 368
$ 11,122
Healthcare - Services - 0 .65%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 297
Aetna Inc
6.75%, 12/15/2037 205 224
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 104
Cigna Group/The
2.40%, 03/15/2030 391 362
3.20%, 03/15/2040 375 293
3.40%, 03/15/2051 90 62
3.88%, 10/15/2047 55 42
4.38%, 10/15/2028 175 175
4.80%, 08/15/2038 445 422
4.80%, 07/15/2046 445 391
4.88%, 09/15/2032 155 155
5.13%, 05/15/2031 265 270
5.25%, 01/15/2036 230 231
5.60%, 02/15/2054 275 264
6.00%, 01/15/2056 155 157
Elevance Health Inc
3.13%, 05/15/2050 75 49
3.60%, 03/15/2051 60 42
4.10%, 03/01/2028 255 254
4.38%, 12/01/2047 300 247
4.60%, 09/15/2032 270 265
4.65%, 01/15/2043 330 291
4.75%, 02/15/2030 135 136
4.75%, 02/15/2033 160 158
5.20%, 02/15/2035 205 206
5.38%, 06/15/2034 200 204
5.65%, 06/15/2054 130 125
5.70%, 02/15/2055 265 256
5.70%, 09/15/2055 175 170
6.10%, 10/15/2052 155 158
HCA Inc
2.38%, 07/15/2031 60 53
3.38%, 03/15/2029 135 131
3.50%, 09/01/2030 680 646
3.50%, 07/15/2051 260 174
4.38%, 03/15/2042 65 55
4.60%, 11/15/2032 170 166
5.00%, 03/01/2028 315 318
5.00%, 05/15/2033 150 149
5.20%, 06/01/2028 160 162
5.45%, 04/01/2031 380 389
5.45%, 09/15/2034 400 404
5.50%, 03/01/2032 145 149
5.50%, 06/01/2033 160 163
5.50%, 06/15/2047 240 223
5.60%, 04/01/2034 130 133
5.70%, 11/15/2055 170 160
5.75%, 03/01/2035 220 226
5.95%, 09/15/2054 210 204
6.00%, 04/01/2054 200 196
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Humana Inc
2.15%, 02/03/2032 $ 150 $ 130
3.13%, 08/15/2029 325 311
4.95%, 10/01/2044 320 277
5.50%, 03/15/2053 160 143
5.55%, 05/01/2035 235 235
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 409
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 444
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 239
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 185
Quest Diagnostics Inc
2.95%, 06/30/2030 155 145
4.60%, 12/15/2027 220 221
5.00%, 12/15/2034 225 224
5.00%, 06/30/2036 150 147
UnitedHealth Group Inc
2.00%, 05/15/2030 200 182
2.30%, 05/15/2031 365 328
2.75%, 05/15/2040 155 114
2.88%, 08/15/2029 150 143
2.90%, 05/15/2050 155 99
3.05%, 05/15/2041 330 249
3.25%, 05/15/2051 435 292
3.50%, 08/15/2039 125 103
4.25%, 01/15/2029 175 174
4.25%, 04/15/2047 320 261
4.25%, 06/15/2048 110 89
4.40%, 06/15/2028 390 391
4.45%, 12/15/2048 95 79
4.70%, 04/15/2029 105 106
4.75%, 07/15/2045 250 222
4.75%, 05/15/2052 155 133
4.80%, 01/15/2030 250 253
4.90%, 04/15/2031 210 213
4.95%, 01/15/2032 250 252
5.00%, 04/15/2034 210 210
5.15%, 07/15/2034 250 253
5.20%, 04/15/2063 320 285
5.30%, 06/15/2035
(a)
75 76
5.35%, 02/15/2033 200 206
5.50%, 07/15/2044 250 245
5.50%, 04/15/2064 210 197
5.63%, 07/15/2054 320 311
5.88%, 02/15/2053 310 311
5.95%, 06/15/2055 40 41
6.88%, 02/15/2038 200 228
$ 19,267
Home Builders - 0 .00%
DR Horton Inc
1.40%, 10/15/2027 150 144
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 244
Insurance - 0 .62%
Allstate Corp/The
1.45%, 12/15/2030 380 331
3.85%, 08/10/2049 200 151
5.25%, 03/30/2033 290 295
American International Group Inc
4.38%, 06/30/2050 100 82
4.75%, 04/01/2048 250 220
5.13%, 03/27/2033 255 258
5.45%, 05/07/2035 250 256

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp
2.80%, 05/15/2030 $ 155 $ 144
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 45
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 260 262
5.35%, 02/28/2033 160 164
Aon North America Inc
5.15%, 03/01/2029 190 193
5.45%, 03/01/2034 325 332
5.75%, 03/01/2054 260 254
Arch Capital Finance LLC
5.03%, 12/15/2046 45 41
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 291
4.85%, 12/15/2029 220 222
5.15%, 02/15/2035 440 437
5.55%, 02/15/2055 220 208
Athene Holding Ltd
4.13%, 01/12/2028 300 298
6.25%, 04/01/2054 300 283
6.63%, 05/19/2055 155 153
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 53
2.85%, 10/15/2050 100 64
2.88%, 03/15/2032 250 232
3.85%, 03/15/2052 440 335
4.20%, 08/15/2048 270 222
4.25%, 01/15/2049 250 207
4.30%, 05/15/2043 235 207
5.75%, 01/15/2040 25 27
Brighthouse Financial Inc
4.70%, 06/22/2047 300 217
Brown & Brown Inc
4.90%, 06/23/2030 60 60
5.25%, 06/23/2032 155 155
5.55%, 06/23/2035 245 246
6.25%, 06/23/2055 205 206
Chubb INA Holdings LLC
1.38%, 09/15/2030 415 364
2.85%, 12/15/2051 30 19
3.05%, 12/15/2061 545 334
4.35%, 11/03/2045 365 314
4.65%, 08/15/2029 145 146
5.00%, 03/15/2034 215 216
6.00%, 05/11/2037 175 187
CNA Financial Corp
2.05%, 08/15/2030 160 143
Corebridge Financial Inc
3.85%, 04/05/2029 180 176
3.90%, 04/05/2032 390 367
6.05%, 09/15/2033 160 168
Equitable Holdings Inc
4.35%, 04/20/2028 47 47
5.00%, 04/20/2048 312 273
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 122
Lincoln National Corp
6.30%, 10/09/2037 240 255
Manulife Financial Corp
5.38%, 03/04/2046 355 344
Markel Group Inc
3.45%, 05/07/2052 75 50
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 220 220
4.55%, 11/08/2027 140 141
4.85%, 11/15/2031 290 292
4.90%, 03/15/2049 110 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Marsh & McLennan Cos Inc (continued)
4.95%, 03/15/2036 $ 160 $ 158
5.00%, 03/15/2035 275 273
5.40%, 09/15/2033 160 165
5.40%, 03/15/2055 220 209
5.70%, 09/15/2053 160 158
6.25%, 11/01/2052 155 164
MetLife Inc
4.05%, 03/01/2045 250 205
4.13%, 08/13/2042 250 210
4.60%, 05/13/2046 195 171
4.88%, 11/13/2043 50 46
5.25%, 01/15/2054 240 226
5.30%, 12/15/2034 280 286
5.38%, 07/15/2033 160 166
5.70%, 06/15/2035 300 314
5.85%, 03/15/2056
(f)
150 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Progressive Corp/The
3.70%, 03/15/2052 210 154
4.13%, 04/15/2047 430 347
4.35%, 04/25/2044 30 25
4.95%, 06/15/2033 160 162
5.15%, 03/26/2036 370 370
Prudential Financial Inc
2.10%, 03/10/2030
(a)
400 368
3.70%, 10/01/2050
(f)
160 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 572
5.20%, 03/14/2035 150 151
5.70%, 12/14/2036 200 208
5.70%, 09/15/2048
(f)
270 270
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 59
4.00%, 05/30/2047 175 139
5.05%, 07/24/2035 230 230
5.45%, 05/25/2053 200 195
6.25%, 06/15/2037 250 273
W R Berkley Corp
4.00%, 05/12/2050 75 58
Willis North America Inc
2.95%, 09/15/2029 150 142
3.88%, 09/15/2049 140 104
5.35%, 05/15/2033 160 162
$ 18,499
Internet - 0 .88%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 500 453
3.15%, 02/09/2051 200 137
3.40%, 12/06/2027 860 851
4.20%, 12/06/2047 200 167
Alphabet Inc
1.10%, 08/15/2030 625 550
1.90%, 08/15/2040 540 360
3.70%, 02/15/2029 115 114
3.88%, 11/15/2028 90 89
4.00%, 05/15/2030 630 623
4.10%, 11/15/2030 155 153
4.38%, 11/15/2032 155 153
4.40%, 02/15/2033 295 290
4.70%, 11/15/2035 305 300
4.80%, 02/15/2036 675 667
5.25%, 05/15/2055 355 335
5.30%, 05/15/2065 330 306
5.35%, 11/15/2045 155 151

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc (continued)
5.45%, 11/15/2055 $ 155 $ 150
5.50%, 02/15/2046 150 149
5.65%, 02/15/2056 295 293
5.75%, 02/15/2066 295 293
Amazon.com Inc
1.50%, 06/03/2030
(a)
365 327
1.65%, 05/12/2028 400 382
2.10%, 05/12/2031 410 367
2.50%, 06/03/2050 285 168
2.88%, 05/12/2041 210 156
3.10%, 05/12/2051 210 138
3.15%, 08/22/2027 600 594
3.25%, 05/12/2061 400 250
3.88%, 08/22/2037 570 514
3.90%, 11/20/2028 285 283
3.95%, 04/13/2052 540 416
4.00%, 03/13/2029 295 293
4.05%, 08/22/2047 500 402
4.25%, 03/13/2031 590 583
4.25%, 08/22/2057 350 275
4.35%, 03/20/2033 145 142
4.55%, 03/13/2033 295 292
4.65%, 11/20/2035 145 142
4.70%, 12/01/2032 420 424
4.80%, 12/05/2034 250 252
4.88%, 03/13/2036 1,180 1,166
4.95%, 12/05/2044 180 169
5.45%, 11/20/2055 145 138
5.55%, 11/20/2065 145 138
5.80%, 03/13/2056 500 500
5.95%, 03/13/2066 295 297
eBay Inc
2.60%, 05/10/2031 360 325
3.65%, 05/10/2051 400 292
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 158
Expedia Group Inc
2.95%, 03/15/2031 263 242
5.50%, 04/15/2036 375 371
Meta Platforms Inc
3.85%, 08/15/2032 435 413
4.20%, 11/15/2030 675 666
4.30%, 08/15/2029 405 405
4.45%, 08/15/2052 425 333
4.55%, 05/15/2031 150 149
4.60%, 11/15/2032 620 612
4.75%, 08/15/2034 310 305
4.80%, 05/15/2030 100 101
4.88%, 05/15/2033 150 150
4.88%, 11/15/2035 325 318
4.95%, 05/15/2033 160 161
5.25%, 05/15/2036 790 789
5.40%, 08/15/2054 310 278
5.50%, 11/15/2045 465 436
5.55%, 08/15/2064 355 316
5.60%, 05/15/2053 320 296
5.63%, 11/15/2055 465 429
5.75%, 11/15/2065 465 426
6.20%, 05/15/2046 295 298
6.30%, 05/15/2056 295 298
6.45%, 05/15/2066 445 449
Netflix Inc
4.90%, 08/15/2034 380 382
5.88%, 11/15/2028 485 503
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
4.15%, 01/15/2031 $ 455 $ 445
4.80%, 09/15/2035 390 380
$ 26,134
Investment Companies - 0 .04%
Ares Capital Corp
5.10%, 01/15/2031 155 151
5.50%, 09/01/2030 155 153
5.55%, 01/15/2030 150 149
Blackstone Private Credit Fund
5.05%, 09/10/2030 460 442
5.95%, 05/15/2031 150 148
$ 1,043
Iron & Steel - 0 .05%
ArcelorMittal SA
5.38%, 05/19/2036 230 229
6.00%, 06/17/2034 260 274
Nucor Corp
3.13%, 04/01/2032 65 60
Steel Dynamics Inc
1.65%, 10/15/2027 65 63
5.38%, 08/15/2034 130 132
5.75%, 05/15/2055 150 149
Vale Overseas Ltd
6.13%, 06/12/2033 320 337
6.40%, 06/28/2054 280 286
$ 1,530
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 132
Marriott International Inc/MD
2.85%, 04/15/2031 510 468
4.50%, 05/01/2033 105 102
5.00%, 10/15/2027 275 277
5.10%, 05/01/2038 105 102
5.25%, 10/15/2035 55 55
5.35%, 03/15/2035 305 310
5.55%, 10/15/2028 315 323
$ 1,769
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 116
3.70%, 01/10/2028 295 293
3.95%, 11/14/2028 145 144
4.30%, 05/15/2029 150 150
4.70%, 11/15/2029 480 485
Caterpillar Inc
2.60%, 04/09/2030 160 150
3.25%, 09/19/2049 145 102
3.80%, 08/15/2042 550 459
5.50%, 05/15/2055 305 310
$ 2,209
Machinery - Diversified - 0 .15%
Deere & Co
3.90%, 06/09/2042 200 170
5.45%, 01/16/2035 340 353
Dover Corp
5.38%, 03/01/2041 30 30
Ingersoll Rand Inc
5.20%, 06/15/2027 130 131
5.31%, 06/15/2031 130 133
John Deere Capital Corp
1.50%, 03/06/2028 260 248
2.00%, 06/17/2031 55 49
2.80%, 07/18/2029 115 110
4.15%, 09/15/2027 155 155
4.35%, 09/15/2032 345 341
4.38%, 04/15/2031 150 149

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp (continued)
4.55%, 06/05/2030 $ 305 $ 306
4.65%, 01/07/2028 355 357
4.85%, 06/11/2029 215 218
4.90%, 06/11/2027 215 217
4.90%, 03/07/2031 125 127
4.95%, 07/14/2028 160 163
5.10%, 04/11/2034 300 305
Otis Worldwide Corp
2.57%, 02/15/2030 155 144
3.36%, 02/15/2050 455 316
5.13%, 09/04/2035 155 155
Rockwell Automation Inc
1.75%, 08/15/2031 40 35
2.80%, 08/15/2061 60 34
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 301
$ 4,547
Media - 0 .51%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 112
2.30%, 02/01/2032
(a)
250 213
2.80%, 04/01/2031 110 98
3.50%, 06/01/2041 515 360
3.70%, 04/01/2051 110 68
3.85%, 04/01/2061 335 195
3.90%, 06/01/2052 210 133
4.40%, 12/01/2061 180 115
4.80%, 03/01/2050 600 445
5.38%, 04/01/2038 50 45
5.38%, 05/01/2047 240 194
5.75%, 04/01/2048 280 236
6.38%, 10/23/2035 275 277
6.48%, 10/23/2045 395 365
6.55%, 06/01/2034 380 390
6.70%, 12/01/2055
(a)
130 123
Comcast Corp
1.50%, 02/15/2031
(a)
410 356
2.45%, 08/15/2052 160 84
2.65%, 02/01/2030 115 108
2.65%, 08/15/2062 160 79
2.89%, 11/01/2051 465 271
2.94%, 11/01/2056 390 219
2.99%, 11/01/2063 409 219
3.15%, 02/15/2028 250 245
3.25%, 11/01/2039 230 178
3.45%, 02/01/2050 250 166
3.55%, 05/01/2028 685 675
3.75%, 04/01/2040 300 244
3.90%, 03/01/2038 160 138
3.97%, 11/01/2047 105 78
4.00%, 03/01/2048 210 156
4.15%, 10/15/2028 250 249
4.40%, 08/15/2035 245 231
4.55%, 01/15/2029 520 522
4.70%, 10/15/2048 300 247
4.80%, 05/15/2033 365 363
4.95%, 05/15/2032 155 156
5.10%, 06/01/2029 345 352
5.30%, 06/01/2034 345 351
5.35%, 05/15/2053 250 221
5.50%, 11/15/2032 325 337
5.65%, 06/15/2035 250 259
5.65%, 06/01/2054 295 272
6.05%, 05/15/2055 155 153
Discovery Communications LLC
5.20%, 09/20/2047 3 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Fox Corp
5.48%, 01/25/2039 $ 110 $ 108
5.58%, 01/25/2049 320 302
6.50%, 10/13/2033 410 441
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 129
5.50%, 09/01/2041 250 216
5.88%, 11/15/2040 260 234
6.55%, 05/01/2037 360 360
7.30%, 07/01/2038 60 63
TWDC Enterprises 18 Corp
3.00%, 07/30/2046 250 172
Walt Disney Co/The
2.00%, 09/01/2029 350 325
2.20%, 01/13/2028 110 107
2.65%, 01/13/2031 475 440
2.75%, 09/01/2049 300 187
3.50%, 05/13/2040 155 127
3.60%, 01/13/2051 305 224
4.00%, 03/14/2031
(a)
150 147
4.63%, 03/14/2036 150 146
4.70%, 03/23/2050 220 194
4.95%, 10/15/2045 325 299
6.40%, 12/15/2035 369 409
6.65%, 11/15/2037 250 282
$ 15,234
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 160
Mining - 0 .18%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 429
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 147
4.90%, 02/28/2033 160 161
5.00%, 02/21/2030 285 290
5.00%, 02/15/2036 155 156
5.00%, 09/30/2043 500 472
5.25%, 09/08/2030 160 164
5.50%, 09/08/2053 160 158
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 199
5.25%, 09/01/2029 700 706
Newmont Corp
2.60%, 07/15/2032 170 153
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 95
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 231
4.88%, 03/14/2030 430 435
5.00%, 03/09/2033 160 162
5.25%, 03/14/2035 445 454
5.75%, 03/14/2055 180 182
Southern Copper Corp
5.25%, 11/08/2042 200 191
5.88%, 04/23/2045 110 111
7.50%, 07/27/2035 240 278
$ 5,206
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 250 235
3.25%, 08/26/2049 100 69
5.15%, 03/15/2035
(a)
335 339

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp
3.85%, 03/06/2028 $ 200 $ 198
4.15%, 03/15/2033 300 291
4.15%, 11/02/2042 95 82
4.20%, 03/06/2031 200 197
4.50%, 03/06/2033 200 197
4.80%, 03/06/2036 470 462
5.45%, 03/06/2056 200 197
Parker-Hannifin Corp
4.20%, 11/21/2034 225 216
4.25%, 09/15/2027 435 435
4.50%, 09/15/2029 435 436
Teledyne Technologies Inc
2.25%, 04/01/2028 60 58
$ 3,412
Oil & Gas - 0 .73%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 184
2.72%, 01/12/2032 230 208
2.94%, 06/04/2051 425 271
3.00%, 02/24/2050 155 101
3.00%, 03/17/2052 135 87
3.06%, 06/17/2041 115 87
4.70%, 04/10/2029 270 272
4.81%, 02/13/2033 160 160
4.89%, 09/11/2033 160 160
4.97%, 10/17/2029 200 203
4.99%, 04/10/2034 135 136
5.02%, 11/17/2027 410 415
5.23%, 11/17/2034 200 204
BP Capital Markets PLC
3.28%, 09/19/2027 115 114
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 267
5.00%, 12/15/2029 295 299
6.25%, 03/15/2038 300 319
Cenovus Energy Inc
6.75%, 11/15/2039 40 44
Chevron USA Inc
2.34%, 08/12/2050 160 92
4.05%, 08/13/2028 155 154
4.30%, 10/15/2030 270 270
4.69%, 04/15/2030 150 151
4.82%, 04/15/2032 320 325
4.85%, 10/15/2035
(a)
155 155
ConocoPhillips Co
3.80%, 03/15/2052 345 255
4.03%, 03/15/2062 505 370
4.30%, 11/15/2044 200 169
4.70%, 01/15/2030 210 212
5.00%, 01/15/2035 220 221
5.05%, 09/15/2033 215 219
5.50%, 01/15/2055 220 212
5.55%, 03/15/2054 155 151
Devon Energy Corp
5.00%, 06/15/2045 75 68
5.20%, 09/15/2034 305 307
5.60%, 07/15/2041 380 376
5.75%, 09/15/2054 205 198
Diamondback Energy Inc
5.15%, 01/30/2030 295 301
5.40%, 04/18/2034 500 512
5.75%, 04/18/2054 350 344
EOG Resources Inc
4.40%, 07/15/2028 75 75
4.40%, 01/15/2031 145 143
5.35%, 01/15/2036 155 158
5.65%, 12/01/2054 210 206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
EOG Resources Inc (continued)
5.95%, 07/15/2055 $ 205 $ 210
Equinor ASA
2.38%, 05/22/2030 250 231
3.25%, 11/18/2049 445 310
3.63%, 04/06/2040 155 130
4.25%, 06/02/2028 300 300
4.25%, 11/23/2041 400 349
Exxon Mobil Corp
2.44%, 08/16/2029 100 95
2.61%, 10/15/2030 500 466
3.00%, 08/16/2039 80 64
3.10%, 08/16/2049 500 340
3.45%, 04/15/2051 230 165
3.57%, 03/06/2045 340 265
4.23%, 03/19/2040 315 285
Hess Corp
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 122
Marathon Petroleum Corp
4.75%, 09/15/2044 235 205
5.00%, 09/15/2054 200 171
Occidental Petroleum Corp
5.38%, 01/01/2032 175 180
6.05%, 10/01/2054 230 233
6.45%, 09/15/2036 565 614
6.63%, 09/01/2030 228 243
Phillips 66
2.15%, 12/15/2030 110 99
4.65%, 11/15/2034 285 277
4.88%, 11/15/2044 350 312
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 238
4.95%, 12/01/2027 160 161
5.25%, 06/15/2031 205 209
5.50%, 03/15/2055 135 126
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 144
2.15%, 01/15/2031 55 50
Shell Finance US Inc
3.25%, 04/06/2050 350 243
3.88%, 11/13/2028
(e)
300 298
4.00%, 05/10/2046 360 289
4.13%, 11/06/2030 125 123
4.13%, 05/11/2035 130 123
4.38%, 05/11/2045 325 278
4.55%, 08/12/2043 340 301
4.75%, 01/06/2036 155 153
6.38%, 12/15/2038
(e)
400 440
Shell International Finance BV
2.88%, 11/26/2041 120 88
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 77
6.80%, 05/15/2038 77 85
6.85%, 06/01/2039 73 81
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 237
2.99%, 06/29/2041 115 86
3.13%, 05/29/2050 265 179
3.39%, 06/29/2060 115 75
TotalEnergies Capital SA
5.15%, 04/05/2034 235 239
5.28%, 09/10/2054 135 127
5.43%, 09/10/2064 335 316
5.49%, 04/05/2054 235 228

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 $ 145 $ 143
4.86%, 01/13/2036 145 143
Valero Energy Corp
2.80%, 12/01/2031 365 330
4.00%, 06/01/2052 525 387
6.63%, 06/15/2037 60 66
7.50%, 04/15/2032 60 68
Woodside Finance Ltd
5.40%, 05/19/2030 155 158
6.00%, 05/19/2035 305 319
$ 21,546
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 150 144
3.34%, 12/15/2027 135 133
4.35%, 06/15/2031 375 369
4.65%, 06/15/2033 310 305
Halliburton Co
4.50%, 11/15/2041 400 350
5.00%, 11/15/2045 230 209
7.45%, 09/15/2039 386 453
NOV Inc
3.60%, 12/01/2029 150 145
$ 2,108
Packaging & Containers - 0 .08%
Amcor Flexibles North America Inc
4.80%, 03/17/2028 175 176
5.10%, 03/17/2030 90 91
5.13%, 03/12/2036
(a)
540 530
Packaging Corp of America
3.00%, 12/15/2029 500 475
3.05%, 10/01/2051 200 129
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 283
WRKCo Inc
3.00%, 06/15/2033 80 70
4.20%, 06/01/2032 500 480
$ 2,234
Pharmaceuticals - 1 .32%
AbbVie Inc
3.20%, 11/21/2029 820 787
3.78%, 03/03/2028 150 149
4.05%, 11/21/2039 375 331
4.25%, 11/14/2028 140 140
4.25%, 11/21/2049 490 401
4.40%, 03/15/2033 150 147
4.40%, 11/06/2042 225 199
4.45%, 05/14/2046 270 232
4.50%, 05/14/2035 300 290
4.55%, 03/15/2035 170 165
4.80%, 03/15/2029 455 460
4.85%, 06/15/2044 225 207
4.88%, 11/14/2048 440 396
4.95%, 03/15/2031 190 193
5.05%, 03/15/2034 270 274
5.20%, 03/15/2035 145 148
5.40%, 03/15/2054 150 145
5.60%, 03/15/2055 145 144
5.65%, 03/15/2066 150 147
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 100
2.25%, 05/28/2031 60 54
4.85%, 02/26/2029 130 132
4.88%, 03/03/2028 285 288
4.88%, 03/03/2033 400 406
4.90%, 02/26/2031 130 132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/2030 $ 350 $ 309
3.00%, 05/28/2051 45 30
4.38%, 08/17/2048 60 52
6.45%, 09/15/2037 330 368
Becton Dickinson & Co
1.96%, 02/11/2031 410 363
3.70%, 06/06/2027 600 596
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 115
1.45%, 11/13/2030 65 57
2.55%, 11/13/2050 65 38
2.95%, 03/15/2032 200 183
3.55%, 03/15/2042 200 159
3.70%, 03/15/2052 250 183
4.13%, 06/15/2039 195 175
4.25%, 10/26/2049 360 292
4.35%, 11/15/2047 210 175
4.55%, 02/20/2048 171 147
5.20%, 02/22/2034 465 476
5.50%, 02/22/2044 130 129
5.55%, 02/22/2054 300 292
5.75%, 02/01/2031 140 147
Cardinal Health Inc
3.41%, 06/15/2027 400 396
4.50%, 09/15/2030 155 154
Cencora Inc
4.25%, 11/15/2030 150 147
4.90%, 02/13/2036 620 605
CVS Health Corp
1.30%, 08/21/2027 160 154
1.75%, 08/21/2030 440 390
1.88%, 02/28/2031 335 294
3.25%, 08/15/2029 740 710
4.30%, 03/25/2028 500 498
4.78%, 03/25/2038 905 845
5.00%, 09/15/2032 250 251
5.05%, 03/25/2048 725 636
5.13%, 07/20/2045 430 387
5.25%, 02/21/2033 160 163
5.30%, 06/01/2033 160 162
5.55%, 06/01/2031 130 134
5.70%, 06/01/2034 130 134
5.88%, 06/01/2053 320 310
6.25%, 09/15/2065 205 207
Eli Lilly & Co
2.50%, 09/15/2060 155 84
4.00%, 10/15/2028 435 434
4.15%, 03/15/2059 320 250
4.38%, 05/20/2031 150 149
4.50%, 02/09/2029 130 131
4.55%, 02/12/2028 545 549
4.55%, 10/15/2032 155 155
4.60%, 08/14/2034 400 395
4.65%, 05/20/2033 150 150
4.70%, 02/09/2034 130 130
4.75%, 02/12/2030 275 279
4.85%, 05/20/2036 150 149
4.88%, 02/27/2053 120 109
5.00%, 02/09/2054 130 120
5.05%, 08/14/2054 400 370
5.60%, 05/20/2056 105 105
5.60%, 02/12/2065 285 280
5.65%, 10/15/2065 130 129
5.70%, 05/20/2066 150 151

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 $ 140 $ 139
4.50%, 04/15/2030 150 151
4.88%, 04/15/2035 75 75
6.38%, 05/15/2038 380 420
Johnson & Johnson
2.10%, 09/01/2040 115 80
3.70%, 03/01/2046 290 232
4.55%, 03/01/2028 400 403
4.80%, 06/01/2029 520 530
4.90%, 06/01/2031 520 535
4.95%, 06/01/2034 260 268
5.95%, 08/15/2037 75 83
McKesson Corp
4.65%, 05/30/2030 325 326
Merck & Co Inc
1.45%, 06/24/2030 200 178
1.70%, 06/10/2027 155 152
1.90%, 12/10/2028 70 66
2.35%, 06/24/2040 135 96
2.75%, 12/10/2051 310 190
2.90%, 12/10/2061 420 243
3.70%, 02/10/2045 600 470
3.85%, 09/15/2027 155 155
3.85%, 03/15/2029
(a)
285 282
4.15%, 09/15/2030 330 327
4.15%, 05/18/2043 325 276
4.45%, 12/04/2032 145 143
4.50%, 05/17/2033
(a)
300 298
4.75%, 12/04/2035 145 142
4.95%, 09/15/2035 155 155
5.00%, 05/17/2053 320 290
5.20%, 05/22/2036 150 152
5.55%, 12/04/2055 145 143
5.70%, 12/04/2065 145 143
5.85%, 05/22/2056 150 154
Novartis Capital Corp
2.75%, 08/14/2050 155 98
3.80%, 09/18/2029 300 295
4.10%, 03/16/2029 150 149
4.10%, 11/05/2030 155 153
4.20%, 09/18/2034 300 289
4.30%, 11/05/2032
(a)
155 152
4.40%, 03/18/2031 295 294
4.40%, 05/06/2044 250 220
4.60%, 03/18/2033 150 149
4.60%, 11/05/2035 155 152
4.70%, 09/18/2054 300 265
5.20%, 11/05/2045 155 149
5.70%, 03/18/2056 295 299
Pfizer Inc
1.75%, 08/18/2031 245 215
2.55%, 05/28/2040 800 583
4.00%, 12/15/2036 45 41
4.20%, 11/15/2030 155 154
4.20%, 09/15/2048 80 66
4.30%, 06/15/2043 225 194
4.40%, 05/15/2044 75 65
4.50%, 11/15/2032 145 143
5.60%, 11/15/2055 145 144
5.70%, 11/15/2065 145 142
7.20%, 03/15/2039 60 70
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 780 782
4.65%, 05/19/2030 320 322
4.75%, 05/19/2033 400 398
5.11%, 05/19/2043 320 304
5.30%, 05/19/2053 570 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd (continued)
5.34%, 05/19/2063 $ 370 $ 341
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 637
3.18%, 07/09/2050 645 428
5.30%, 07/05/2034 260 264
Takeda US Financing Inc
5.90%, 07/07/2055 300 301
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 256
Viatris Inc
2.30%, 06/22/2027 115 112
2.70%, 06/22/2030 155 142
3.85%, 06/22/2040 335 262
4.00%, 06/22/2050 305 209
Wyeth LLC
5.95%, 04/01/2037 410 436
Zoetis Inc
2.00%, 05/15/2030 85 77
3.00%, 05/15/2050 40 26
4.15%, 08/17/2028 245 244
4.70%, 02/01/2043 250 223
$ 39,126
Pipelines - 0 .90%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 291
Cheniere Energy Partners LP
5.55%, 10/30/2035 320 326
5.75%, 08/15/2034 255 265
6.05%, 11/30/2056
(e),(g)
150 152
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 550
Enbridge Inc
2.50%, 08/01/2033 465 398
3.13%, 11/15/2029 150 143
3.40%, 08/01/2051 45 31
4.60%, 06/20/2028 260 261
5.30%, 04/05/2029 195 199
5.55%, 06/20/2035 230 236
5.70%, 03/08/2033 160 166
5.95%, 04/05/2054 320 322
6.70%, 11/15/2053 215 237
Energy Transfer LP
3.75%, 05/15/2030 365 353
4.90%, 03/15/2035 340 333
5.25%, 04/15/2029 200 204
5.30%, 04/15/2047 500 450
5.35%, 05/15/2045 220 201
5.55%, 05/15/2034 205 210
5.70%, 04/01/2035 535 551
5.75%, 02/15/2033 155 161
6.05%, 09/01/2054 275 268
6.10%, 12/01/2028 320 331
6.25%, 04/15/2049 155 155
6.30%, 01/15/2056 145 146
6.40%, 12/01/2030 320 341
6.50%, 02/01/2042 370 392
Enterprise Products Operating LLC
2.80%, 01/31/2030 150 141
3.13%, 07/31/2029 350 337
3.30%, 02/15/2053 80 54
4.25%, 02/15/2048 250 205
4.30%, 06/20/2028 105 105
4.45%, 02/15/2043 350 307
4.60%, 01/15/2031 155 155
4.85%, 01/31/2034 135 135
4.85%, 03/15/2044 385 353
4.95%, 02/15/2035 220 220

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
5.20%, 01/15/2036 $ 190 $ 191
5.55%, 02/16/2055 220 213
6.45%, 09/01/2040 490 538
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 18
5.00%, 03/01/2043 275 250
Kinder Morgan Inc
2.00%, 02/15/2031 130 115
3.25%, 08/01/2050 130 87
3.60%, 02/15/2051 320 226
5.00%, 02/01/2029 335 339
5.05%, 02/15/2046 30 27
5.10%, 08/01/2029 150 152
5.20%, 06/01/2033 310 315
5.40%, 02/01/2034 335 343
5.55%, 06/01/2045 600 580
5.85%, 06/01/2035 290 304
5.95%, 08/01/2054 210 211
MPLX LP
4.25%, 12/01/2027 300 299
4.50%, 04/15/2038 465 422
4.80%, 02/15/2031 155 155
5.00%, 01/15/2033 155 154
5.00%, 03/01/2033 160 160
5.30%, 04/01/2036 370 366
5.50%, 06/01/2034 200 203
5.50%, 02/15/2049 605 558
5.95%, 04/01/2055 150 146
6.20%, 09/15/2055 65 65
ONEOK Inc
3.40%, 09/01/2029 350 336
4.25%, 09/24/2027 350 349
4.75%, 10/15/2031 335 333
5.40%, 10/15/2035 480 481
5.70%, 11/01/2054 285 266
5.85%, 11/01/2064 285 268
6.05%, 09/01/2033 315 332
6.25%, 10/15/2055 240 241
6.63%, 09/01/2053 155 162
Plains All American Pipeline LP
5.95%, 06/15/2035 210 217
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 468
4.70%, 06/15/2044 330 286
5.60%, 01/15/2036 155 156
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 370 369
Targa Resources Corp
4.90%, 09/15/2030 325 327
5.20%, 07/01/2027 220 222
5.40%, 07/30/2036 145 145
5.65%, 02/15/2036 150 153
6.13%, 03/15/2033 160 169
6.13%, 05/15/2055 405 406
6.15%, 03/01/2029 145 151
6.50%, 03/30/2034 215 234
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 299
6.20%, 10/15/2037 350 372
7.63%, 01/15/2039 240 284
Western Midstream Operating LP
4.80%, 03/01/2031 145 144
5.45%, 11/15/2034 290 291
6.15%, 04/01/2033 230 242
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The
2.60%, 03/15/2031 $ 160 $ 145
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 195 194
4.63%, 06/30/2030 170 170
4.85%, 03/01/2048 350 305
4.90%, 03/15/2029 135 136
5.10%, 09/15/2045 120 110
5.15%, 03/15/2036 295 291
5.30%, 08/15/2028 250 255
5.30%, 09/30/2035 170 170
5.30%, 08/15/2052 65 60
5.65%, 03/15/2033 160 165
6.00%, 03/15/2055 310 311
6.30%, 04/15/2040 430 457
$ 26,680
Private Equity - 0 .03%
Brookfield Finance Inc
2.72%, 04/15/2031 60 55
3.50%, 03/30/2051 150 103
3.90%, 01/25/2028 350 346
5.33%, 01/15/2036 155 153
5.68%, 01/15/2035 130 132
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 171
$ 960
Regional Authority - 0 .33%
Province of Alberta Canada
1.30%, 07/22/2030 275 245
3.30%, 03/15/2028 170 168
4.30%, 11/02/2035 300 292
4.50%, 06/26/2029 250 253
Province of British Columbia Canada
1.30%, 01/29/2031 160 140
3.90%, 08/27/2030 405 400
4.05%, 04/23/2031 525 520
4.20%, 07/06/2033 315 309
4.70%, 01/24/2028 430 434
4.75%, 06/12/2034 250 253
4.80%, 11/15/2028 200 203
4.80%, 06/11/2035 300 303
Province of Manitoba Canada
1.50%, 10/25/2028 85 80
4.30%, 07/27/2033 160 157
Province of Ontario Canada
1.13%, 10/07/2030 300 263
2.13%, 01/21/2032 340 302
3.70%, 09/17/2029 265 261
3.80%, 01/29/2029 290 288
3.90%, 09/04/2030 155 153
4.05%, 04/16/2031 395 391
4.20%, 01/18/2029 360 361
4.45%, 11/20/2035 295 290
4.70%, 01/15/2030 305 310
4.85%, 06/11/2035 300 305
4.85%, 05/29/2036 290 294
Province of Quebec Canada
1.35%, 05/28/2030 340 304
3.63%, 04/13/2028 320 317
3.88%, 01/14/2031
(a)
490 482
4.25%, 09/05/2034 405 396
4.50%, 04/03/2029 450 454
4.50%, 09/08/2033 160 160
4.63%, 08/28/2035 330 329
4.63%, 06/03/2036
(g)
295 293
7.50%, 09/15/2029 36 40
$ 9,750

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0 .72%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 $ 240 $ 195
2.75%, 12/15/2029 70 65
2.95%, 03/15/2034 65 55
4.90%, 12/15/2030
(a)
80 80
5.15%, 04/15/2053 160 141
5.25%, 03/15/2036 150 147
American Homes 4 Rent LP
4.95%, 06/15/2030 305 306
American Tower Corp
1.88%, 10/15/2030 175 156
2.90%, 01/15/2030 155 146
2.95%, 01/15/2051 60 38
3.70%, 10/15/2049 300 220
3.95%, 03/15/2029 200 197
4.70%, 12/15/2032 400 395
5.25%, 07/15/2028 160 162
5.35%, 03/15/2035 155 157
5.65%, 03/15/2033 160 166
5.90%, 11/15/2033 160 168
AvalonBay Communities Inc
1.90%, 12/01/2028 60 56
2.05%, 01/15/2032 60 53
2.30%, 03/01/2030 390 360
4.35%, 12/01/2030 145 144
5.00%, 02/15/2033 155 157
5.00%, 08/01/2035 150 149
5.35%, 06/01/2034 130 133
Boston Properties LP
2.55%, 04/01/2032 245 214
2.90%, 03/15/2030 370 345
Brixmor Operating Partnership LP
5.38%, 06/15/2036 150 150
COPT Defense Properties LP
2.75%, 04/15/2031 60 54
Crown Castle Inc
2.50%, 07/15/2031 60 53
2.90%, 04/01/2041 360 264
3.10%, 11/15/2029 125 119
3.25%, 01/15/2051 115 76
3.80%, 02/15/2028 430 425
4.00%, 11/15/2049 95 71
4.90%, 09/01/2029 145 146
5.00%, 01/11/2028 160 161
5.10%, 05/01/2033 350 348
CubeSmart LP
2.00%, 02/15/2031 110 97
2.25%, 12/15/2028 60 57
5.13%, 11/01/2035 215 213
Digital Realty Trust LP
5.55%, 01/15/2028 345 351
Equinix Europe 2 Financing Corp LLC
4.70%, 03/15/2033 150 147
Equinix Inc
1.80%, 07/15/2027 155 151
2.50%, 05/15/2031 460 413
3.20%, 11/18/2029 330 315
3.40%, 02/15/2052 60 41
ERP Operating LP
1.85%, 08/01/2031 295 259
4.65%, 09/15/2034 350 341
Essex Portfolio LP
1.70%, 03/01/2028 60 57
3.00%, 01/15/2030 140 132
4.00%, 03/01/2029 434 428
5.50%, 04/01/2034 135 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Extra Space Storage LP
2.20%, 10/15/2030 $ 75 $ 67
2.40%, 10/15/2031 155 136
4.95%, 01/15/2033 155 154
5.40%, 02/01/2034 135 137
5.40%, 06/15/2035 200 202
5.50%, 07/01/2030 160 164
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 135
5.25%, 02/15/2033 155 152
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 131
Healthpeak OP LLC
2.13%, 12/01/2028 210 198
3.00%, 01/15/2030 350 330
5.25%, 12/15/2032 280 283
Kilroy Realty LP
2.50%, 11/15/2032 160 133
Kimco Realty OP LLC
2.25%, 12/01/2031 210 186
2.70%, 10/01/2030 160 149
3.70%, 10/01/2049 30 22
4.60%, 02/01/2033 165 163
5.30%, 02/01/2036 155 157
6.40%, 03/01/2034 180 196
Mid-America Apartments LP
1.70%, 02/15/2031 250 219
5.30%, 02/15/2032 130 134
NNN REIT Inc
4.60%, 02/15/2031 155 154
Prologis LP
1.25%, 10/15/2030 160 139
1.75%, 07/01/2030 155 139
2.25%, 01/15/2032 60 53
2.88%, 11/15/2029 75 71
4.00%, 09/15/2028 200 198
4.63%, 01/15/2033 300 297
4.88%, 06/15/2028 160 162
4.90%, 06/15/2036 150 147
5.25%, 05/15/2035 155 157
5.25%, 03/15/2054 330 312
Public Storage Operating Co
1.85%, 05/01/2028 115 110
2.25%, 11/09/2031 190 169
5.00%, 07/01/2035 155 155
5.10%, 08/01/2033 160 163
5.13%, 01/15/2029
(a)
160 163
Realty Income Corp
2.10%, 03/15/2028 60 58
2.20%, 06/15/2028 65 62
3.10%, 12/15/2029 300 286
3.25%, 01/15/2031 160 151
4.50%, 02/01/2033 160 156
4.75%, 02/15/2029 135 136
4.85%, 03/15/2030 160 162
4.90%, 07/15/2033 160 159
5.38%, 09/01/2054 305 294
Simon Property Group LP
1.75%, 02/01/2028 280 269
2.45%, 09/13/2029 200 187
2.65%, 02/01/2032 385 344
4.30%, 01/15/2031 145 143
4.38%, 10/01/2030 155 154
4.75%, 09/26/2034 350 343
4.75%, 03/15/2042 164 149
Store Capital LLC
4.95%, 02/11/2031 135 134

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
UDR Inc
2.10%, 08/01/2032 $ 100 $ 85
3.20%, 01/15/2030 145 138
Ventas Realty LP
3.00%, 01/15/2030 250 236
5.00%, 02/15/2036
(a)
295 290
5.10%, 07/15/2032 155 156
5.63%, 07/01/2034 130 134
VICI Properties LP
4.75%, 04/01/2028 75 75
5.13%, 11/15/2031 440 440
Welltower OP LLC
2.75%, 01/15/2032 285 257
4.13%, 03/15/2029 300 298
4.50%, 07/01/2030 155 154
5.13%, 07/01/2035 305 307
WP Carey Inc
2.40%, 02/01/2031 65 58
4.65%, 07/15/2030 155 154
$ 21,418
Retail - 0 .54%
AutoZone Inc
1.65%, 01/15/2031 160 140
3.75%, 06/01/2027 200 199
3.75%, 04/18/2029 200 196
5.10%, 07/15/2029 260 264
Costco Wholesale Corp
1.38%, 06/20/2027 125 122
1.75%, 04/20/2032 420 365
Dollar Tree Inc
4.20%, 05/15/2028 130 129
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 52
1.88%, 09/15/2031 260 228
2.38%, 03/15/2051 55 31
2.75%, 09/15/2051 60 37
2.95%, 06/15/2029 500 481
3.13%, 12/15/2049 235 157
3.95%, 09/15/2030
(a)
155 152
4.20%, 04/01/2043 300 256
4.25%, 04/01/2046 430 359
4.40%, 03/15/2045 300 257
4.85%, 06/25/2031
(a)
150 153
4.88%, 06/25/2027 130 131
4.90%, 04/15/2029 135 137
4.95%, 06/25/2034 260 261
4.95%, 09/15/2052 85 76
5.30%, 06/25/2054 330 311
5.40%, 09/15/2040 250 253
5.88%, 12/16/2036 400 425
Lowe's Cos Inc
1.30%, 04/15/2028 130 123
1.70%, 10/15/2030 130 115
3.65%, 04/05/2029 135 132
3.70%, 04/15/2046 170 127
3.75%, 04/01/2032 215 204
4.00%, 10/15/2028 240 238
4.05%, 05/03/2047 300 235
4.25%, 04/01/2052 540 422
4.55%, 04/05/2049 135 112
4.85%, 10/15/2035 320 312
5.00%, 04/15/2033 130 131
5.00%, 04/15/2040 155 147
5.63%, 04/15/2053 380 365
5.75%, 07/01/2053 160 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
2.63%, 09/01/2029 $ 140 $ 133
3.50%, 07/01/2027 250 248
3.70%, 02/15/2042 300 242
4.45%, 03/01/2047 500 422
4.60%, 05/15/2030 320 322
4.95%, 08/14/2033 175 178
5.00%, 02/13/2036 155 155
5.15%, 09/09/2052 255 234
6.30%, 03/01/2038 200 218
O'Reilly Automotive Inc
1.75%, 03/15/2031 140 123
4.35%, 06/01/2028 300 300
Starbucks Corp
3.00%, 02/14/2032 345 316
3.75%, 12/01/2047 370 276
4.30%, 06/15/2045 225 186
4.45%, 08/15/2049 220 181
4.80%, 02/15/2033 120 120
Target Corp
2.35%, 02/15/2030 250 232
2.95%, 01/15/2052 325 207
4.50%, 09/15/2032
(a)
340 340
4.50%, 09/15/2034
(a)
305 297
4.80%, 01/15/2053 160 141
TJX Cos Inc/The
1.15%, 05/15/2028 65 61
1.60%, 05/15/2031 65 57
Walmart Inc
1.50%, 09/22/2028 300 283
1.80%, 09/22/2031 305 270
2.50%, 09/22/2041 135 97
2.65%, 09/22/2051 105 65
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 340 314
4.00%, 04/15/2030 275 273
4.00%, 04/11/2043 250 214
4.05%, 06/29/2048 300 247
4.10%, 04/15/2033 275 269
4.15%, 04/30/2031 150 149
4.15%, 09/09/2032 200 198
4.50%, 09/09/2052 300 260
4.75%, 04/30/2036 150 149
4.90%, 04/28/2035 230 233
$ 16,051
Semiconductors - 0 .60%
Analog Devices Inc
2.10%, 10/01/2031 290 256
2.80%, 10/01/2041 60 44
4.25%, 06/15/2028 160 160
4.50%, 06/15/2030 160 160
5.30%, 04/01/2054 125 120
Applied Materials Inc
4.35%, 04/01/2047 200 171
4.60%, 01/15/2036 160 155
4.80%, 06/15/2029 305 309
5.10%, 10/01/2035
(a)
250 254
Broadcom Inc
3.14%, 11/15/2035
(e)
563 480
3.19%, 11/15/2036
(e)
590 494
3.42%, 04/15/2033 452 413
3.47%, 04/15/2034 625 562
3.50%, 02/15/2041 250 200
3.75%, 02/15/2051 570 426
4.15%, 11/15/2030 310 304
4.20%, 10/15/2030 340 335
4.30%, 11/15/2032 300 291
4.35%, 02/15/2030 210 209

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc (continued)
4.55%, 02/15/2032 $ 75 $ 74
4.60%, 07/15/2030 230 230
4.60%, 01/15/2033 160 158
4.75%, 04/15/2029 355 358
4.80%, 02/15/2036 280 273
5.15%, 11/15/2031 235 240
5.20%, 04/15/2032 285 291
5.20%, 07/15/2035 430 433
5.70%, 01/15/2056 145 145
Intel Corp
2.00%, 08/12/2031 285 249
2.45%, 11/15/2029 200 186
3.05%, 08/12/2051 60 38
3.20%, 08/12/2061 550 323
3.25%, 11/15/2049 250 164
3.73%, 12/08/2047 345 250
3.75%, 08/05/2027 65 65
4.00%, 08/05/2029 585 575
4.10%, 05/19/2046 410 320
4.15%, 08/05/2032 300 288
4.60%, 03/25/2040 155 140
4.65%, 06/01/2031 65 64
5.00%, 08/15/2033 150 149
5.20%, 02/10/2033 300 304
5.60%, 02/21/2054 200 188
5.63%, 02/10/2043 300 292
5.70%, 02/10/2053 385 366
6.13%, 05/15/2056 160 161
6.20%, 05/15/2066 150 151
KLA Corp
4.70%, 02/01/2034 135 134
4.95%, 07/15/2052 240 218
Lam Research Corp
2.88%, 06/15/2050 500 321
Marvell Technology Inc
2.45%, 04/15/2028 115 111
4.75%, 07/15/2030 150 150
5.45%, 07/15/2035 115 118
Micron Technology Inc
2.70%, 04/15/2032 90 81
NVIDIA Corp
1.55%, 06/15/2028 60 57
2.00%, 06/15/2031 135 121
3.50%, 04/01/2040 600 502
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 103
3.13%, 02/15/2042 265 193
3.25%, 05/11/2041 60 46
4.30%, 08/19/2028 155 154
4.40%, 06/01/2027 480 480
QUALCOMM Inc
1.65%, 05/20/2032 500 425
4.30%, 05/20/2047 350 290
4.50%, 05/20/2030 155 156
4.50%, 05/20/2052 165 138
4.80%, 05/20/2045 260 235
6.00%, 05/20/2053 155 161
Texas Instruments Inc
1.75%, 05/04/2030 400 362
4.15%, 05/15/2048 365 303
4.50%, 05/23/2030 155 156
4.60%, 02/15/2028 250 252
4.60%, 02/08/2029 225 227
4.90%, 03/14/2033 160 163
5.00%, 03/14/2053 160 147
5.15%, 02/08/2054 130 123
$ 17,745
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .82%
Adobe Inc
4.95%, 01/17/2030 $ 535 $ 544
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 513
3.10%, 03/01/2041 55 40
4.45%, 03/10/2028 370 369
4.55%, 03/10/2029 135 134
4.80%, 03/10/2031 105 104
5.10%, 07/15/2032 275 276
Fiserv Inc
3.50%, 07/01/2029 600 577
4.40%, 07/01/2049 590 453
4.75%, 03/15/2030 140 139
5.15%, 08/12/2034 70 68
5.25%, 08/11/2035 155 152
5.35%, 03/15/2031 125 126
5.45%, 03/02/2028 240 243
5.63%, 08/21/2033 155 157
Intuit Inc
1.35%, 07/15/2027 160 155
5.13%, 09/15/2028 160 162
5.50%, 09/15/2053 220 199
Microsoft Corp
1.35%, 09/15/2030 80 71
2.50%, 09/15/2050 160 95
2.53%, 06/01/2050 611 368
2.68%, 06/01/2060 549 308
2.92%, 03/17/2052 726 468
3.04%, 03/17/2062 630 387
3.45%, 08/08/2036 620 557
3.70%, 08/08/2046 500 396
Oracle Corp
2.30%, 03/25/2028 115 110
2.88%, 03/25/2031 305 273
2.95%, 04/01/2030 655 605
3.25%, 11/15/2027 500 490
3.60%, 04/01/2040 355 263
3.60%, 04/01/2050 700 437
3.65%, 03/25/2041 325 238
3.80%, 11/15/2037 250 203
3.85%, 07/15/2036 340 285
3.90%, 05/15/2035 130 112
3.95%, 03/25/2051 115 76
4.00%, 07/15/2046 500 348
4.00%, 11/15/2047 75 51
4.10%, 03/25/2061 60 38
4.20%, 09/27/2029 135 132
4.30%, 07/08/2034 75 68
4.38%, 05/15/2055 150 103
4.45%, 09/26/2030 305 296
4.50%, 07/08/2044 50 38
4.55%, 02/04/2029 440 436
4.65%, 05/06/2030 530 522
4.70%, 09/27/2034 290 269
4.80%, 09/26/2032 165 159
4.95%, 02/04/2031 295 290
5.20%, 09/26/2035 325 309
5.25%, 02/03/2032 285 283
5.35%, 05/04/2033 295 290
5.38%, 09/27/2054 135 108
5.50%, 09/27/2064 135 107
5.55%, 02/06/2053 305 252
5.70%, 02/04/2036 295 290
5.88%, 09/26/2045 325 291
5.95%, 09/26/2055 455 398
6.00%, 08/03/2055 285 250
6.13%, 07/08/2039 60 59
6.13%, 08/03/2065 285 247

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp (continued)
6.15%, 11/09/2029 $ 180 $ 187
6.25%, 11/09/2032 360 374
6.55%, 02/04/2046 295 284
6.85%, 02/04/2066 295 283
6.90%, 11/09/2052 360 354
Roper Technologies Inc
1.40%, 09/15/2027 860 828
2.95%, 09/15/2029 400 379
4.25%, 09/15/2028 155 154
4.75%, 02/15/2032 80 79
4.90%, 10/15/2034 80 77
5.10%, 09/15/2035 155 151
Salesforce Inc
1.95%, 07/15/2031 390 341
2.70%, 07/15/2041 265 183
2.90%, 07/15/2051 400 237
4.50%, 03/15/2028 440 440
4.90%, 09/15/2031 295 295
5.20%, 03/15/2033 295 297
5.55%, 03/15/2036 810 816
6.40%, 03/15/2046 295 301
6.55%, 03/15/2056 295 301
Synopsys Inc
4.65%, 04/01/2028 300 301
4.85%, 04/01/2030 325 327
5.15%, 04/01/2035 300 300
5.70%, 04/01/2055 205 200
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 363
VMware LLC
1.80%, 08/15/2028 685 648
2.20%, 08/15/2031 115 102
$ 24,389
Sovereign - 1 .48%
Canada Government International Bond
3.75%, 04/26/2028 505 503
4.00%, 03/18/2030 335 334
4.25%, 05/28/2031 295 296
4.63%, 04/30/2029 450 457
Chile Government International Bond
2.45%, 01/31/2031 500 454
2.55%, 01/27/2032 400 355
3.10%, 05/07/2041 400 304
3.24%, 02/06/2028 300 294
3.50%, 04/15/2053 200 141
3.86%, 06/21/2047 400 314
4.00%, 01/31/2052 200 156
4.95%, 01/05/2036 465 460
Export Development Canada
3.75%, 09/07/2027 265 264
3.88%, 02/14/2028 315 314
4.00%, 06/20/2030 300 299
4.13%, 02/13/2029 265 265
4.75%, 06/05/2034 250 257
Export-Import Bank of Korea
1.38%, 02/09/2031 200 175
3.75%, 09/22/2030 300 293
4.00%, 09/11/2029 265 264
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 200
4.63%, 01/14/2028 200 201
5.13%, 09/18/2028 200 204
5.25%, 01/14/2035 200 208
Indonesia Government International Bond
2.15%, 07/28/2031 200 176
2.85%, 02/14/2030 200 187
3.05%, 03/12/2051 200 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Indonesia Government International Bond
(continued)
3.50%, 01/11/2028 $ 250 $ 247
3.70%, 10/30/2049 200 147
4.20%, 10/15/2050 400 316
4.30%, 04/16/2031 200 197
4.35%, 02/21/2031 200 197
4.35%, 01/11/2048 400 330
4.55%, 01/11/2028 200 201
4.65%, 09/20/2032 200 197
4.75%, 02/11/2029 300 303
4.75%, 09/10/2034 200 194
4.90%, 04/16/2036 200 193
5.15%, 09/10/2054
(a)
200 185
5.48%, 02/21/2056
(a)
200 194
5.65%, 01/11/2053 200 196
Israel Government International Bond
3.88%, 07/03/2050 200 144
4.13%, 01/17/2048 200 154
4.50%, 01/17/2033 200 193
4.50%, 01/30/2043 200 171
5.00%, 01/13/2036 300 293
5.38%, 02/19/2030 400 407
5.50%, 03/12/2034 400 407
5.75%, 03/12/2054 400 381
5.88%, 01/13/2056 300 290
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 175
1.88%, 04/15/2031 400 357
2.13%, 02/16/2029 200 189
2.88%, 07/21/2027 330 326
3.88%, 07/03/2028 200 199
4.63%, 07/22/2027 230 232
4.63%, 07/19/2028 200 202
4.63%, 04/17/2034 200 200
4.88%, 10/18/2028 300 304
Japan International Cooperation Agency
4.25%, 05/22/2030 200 200
4.38%, 05/28/2031 200 200
4.75%, 05/21/2029 400 405
Korea International Bond
1.00%, 09/16/2030 200 175
3.63%, 02/12/2029 400 395
3.63%, 10/29/2030 400 390
3.88%, 09/20/2048 250 209
Mexico Government International Bond
2.66%, 05/24/2031 500 442
3.25%, 04/16/2030 400 374
3.50%, 02/12/2034 400 340
3.75%, 01/11/2028 225 221
3.75%, 04/19/2071 200 115
3.77%, 05/24/2061 200 120
4.50%, 04/22/2029 400 395
4.60%, 01/23/2046 200 154
4.60%, 02/10/2048 300 226
4.75%, 03/08/2044 250 201
5.38%, 03/22/2033 300 293
5.55%, 01/21/2045 360 325
5.63%, 02/09/2034 200 196
5.63%, 09/22/2035 300 290
5.75%, 10/12/2110 100 82
5.85%, 07/02/2032 450 452
6.00%, 05/07/2036 400 399
6.05%, 01/11/2040 700 683
6.13%, 02/09/2038 400 392
6.34%, 05/04/2053 500 468
6.35%, 02/09/2035 200 204
6.40%, 05/07/2054 275 257

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond (continued)
6.75%, 09/27/2034 $ 350 $ 371
6.75%, 02/09/2056 200 196
6.88%, 05/13/2037 480 502
7.38%, 05/13/2055 480 506
Panama Government International Bond
2.25%, 09/29/2032 400 336
3.16%, 01/23/2030 300 284
3.30%, 01/19/2033 500 444
3.87%, 07/23/2060 200 137
3.88%, 03/17/2028 300 296
4.30%, 04/29/2053 200 154
4.50%, 04/16/2050 200 160
5.66%, 02/23/2038 200 200
6.70%, 01/26/2036 600 648
6.85%, 03/28/2054 200 215
Peruvian Government International Bond
1.86%, 12/01/2032 60 50
2.78%, 01/23/2031 270 249
2.78%, 12/01/2060 310 169
3.30%, 03/11/2041 300 232
3.55%, 03/10/2051 60 42
5.50%, 03/30/2036 405 409
5.63%, 11/18/2050
(a)
300 290
5.88%, 08/08/2054 330 322
6.55%, 03/14/2037 400 440
8.75%, 11/21/2033 180 219
Philippine Government International Bond
2.65%, 12/10/2045 200 127
3.00%, 02/01/2028 300 294
3.20%, 07/06/2046 400 278
3.70%, 03/01/2041 400 324
3.70%, 02/02/2042 250 200
4.25%, 07/27/2031 400 395
4.75%, 03/05/2035 265 255
5.00%, 07/17/2033 400 399
5.17%, 10/13/2027 250 253
5.50%, 02/04/2035 425 432
5.50%, 01/17/2048 200 192
5.60%, 05/14/2049 200 193
5.61%, 04/13/2033 250 259
7.75%, 01/14/2031 190 215
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 286
3.88%, 05/06/2051 400 290
5.38%, 06/15/2033 205 213
Republic of Poland Government International Bond
4.88%, 02/12/2030 550 560
4.88%, 10/04/2033 320 320
5.13%, 09/18/2034 450 452
5.38%, 04/14/2036 300 301
5.50%, 03/18/2054 575 533
6.13%, 04/14/2056 150 150
State of Israel
2.50%, 01/15/2030 200 185
3.38%, 01/15/2050 200 133
Svensk Exportkredit AB
3.63%, 03/12/2029 300 296
3.75%, 09/13/2027 265 264
3.75%, 05/08/2028 345 343
3.75%, 07/29/2030 310 305
4.13%, 06/14/2028 320 320
Tennessee Valley Authority
3.50%, 12/15/2042 200 165
3.88%, 03/15/2028 275 275
4.25%, 09/15/2065 115 93
4.63%, 09/15/2060 200 175
4.88%, 05/15/2035 450 460
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tennessee Valley Authority (continued)
5.25%, 09/15/2039
(a)
$ 400 $ 414
5.38%, 04/01/2056 196 196
5.88%, 04/01/2036 325 358
Uruguay Government International Bond
4.13%, 11/20/2045 136 117
4.38%, 10/27/2027 133 133
4.98%, 04/20/2055 300 271
5.10%, 06/18/2050 300 278
5.44%, 02/14/2037 415 426
5.75%, 10/28/2034 330 346
7.63%, 03/21/2036 500 590
$ 43,962
Supranational Bank - 1 .31%
African Development Bank
3.50%, 09/18/2029 265 260
3.63%, 03/03/2031 145 141
3.88%, 06/12/2028 150 149
4.00%, 03/18/2030
(a)
290 289
4.13%, 01/22/2036 145 141
4.38%, 03/14/2028 320 322
Asian Development Bank
1.50%, 03/04/2031 115 102
1.75%, 09/19/2029 300 278
1.88%, 03/15/2029 135 127
2.75%, 01/19/2028 130 127
3.13%, 08/20/2027 450 445
3.13%, 04/27/2032 135 127
3.63%, 08/28/2029 395 389
3.75%, 04/25/2028 445 443
3.75%, 08/28/2030 385 379
3.88%, 09/28/2032 450 440
3.88%, 06/14/2033 320 312
4.00%, 01/12/2033 160 157
4.13%, 05/30/2030 470 470
4.25%, 05/28/2031 220 221
4.25%, 01/14/2036 290 286
4.38%, 01/14/2028 540 543
4.38%, 03/06/2029 325 328
4.38%, 03/22/2035 450 449
4.50%, 08/25/2028 580 586
5.82%, 06/16/2028 39 40
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 310 307
3.75%, 09/14/2027 255 254
3.88%, 04/22/2031 315 311
4.13%, 01/18/2029 270 270
4.13%, 01/14/2036 145 141
4.50%, 01/16/2030 280 284
4.50%, 05/21/2035 345 347
Council Of Europe Development Bank
3.63%, 01/26/2028 315 313
3.63%, 05/08/2028 345 342
4.00%, 05/21/2029 150 150
4.50%, 01/15/2030 210 213
4.63%, 06/11/2027 125 126
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 435
4.25%, 05/29/2031 220 220
4.38%, 03/09/2028 505 508
European Investment Bank
1.25%, 02/14/2031 255 224
1.63%, 05/13/2031 60 53
3.25%, 11/15/2027 400 396
3.63%, 07/15/2030 520 510
3.75%, 05/15/2029 290 287
3.75%, 11/15/2029 510 504
3.75%, 03/13/2031 490 481

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
3.75%, 02/14/2033 $ 615 $ 596
3.88%, 03/15/2028 500 499
3.88%, 06/15/2028 650 648
3.88%, 10/15/2030 435 431
4.00%, 02/15/2029 1,100 1,098
4.13%, 02/13/2034 465 458
4.25%, 08/16/2032 455 455
4.25%, 02/08/2036
(a)
490 483
4.38%, 10/10/2031 550 555
4.50%, 03/14/2030 570 578
4.63%, 02/12/2035 455 463
4.75%, 06/15/2029 600 611
Inter-American Development Bank
1.13%, 07/20/2028 515 485
1.13%, 01/13/2031 420 367
3.13%, 09/18/2028 300 294
3.50%, 09/14/2029 300 294
3.50%, 04/12/2033 320 305
3.75%, 06/14/2030 305 301
4.00%, 01/12/2028 310 310
4.13%, 02/15/2029 465 466
4.13%, 01/23/2036 490 477
4.38%, 07/17/2034 250 250
4.38%, 07/16/2035 355 353
4.38%, 01/24/2044 50 46
4.50%, 02/15/2030 480 486
4.50%, 09/13/2033 320 323
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 477
0.75%, 08/26/2030 515 448
1.25%, 02/10/2031 615 540
1.38%, 04/20/2028 565 538
1.63%, 11/03/2031 495 434
1.75%, 10/23/2029 750 695
2.50%, 03/29/2032 620 565
3.13%, 06/15/2027 500 496
3.50%, 07/12/2028 480 475
3.50%, 10/28/2030 640 624
3.63%, 05/05/2028 405 402
3.88%, 10/16/2029 270 268
3.88%, 02/14/2030 515 511
3.88%, 08/28/2034 330 319
4.00%, 07/25/2030 435 433
4.00%, 01/10/2031 475 472
4.00%, 05/06/2032 430 425
4.13%, 03/20/2030 605 605
4.38%, 08/27/2035 480 478
4.50%, 04/10/2031 375 381
4.50%, 05/20/2036 440 441
4.63%, 08/01/2028 480 486
4.63%, 01/15/2032 480 490
4.75%, 11/14/2033 280 287
International Finance Corp
3.50%, 01/22/2029 145 143
3.88%, 07/02/2030 300 297
4.25%, 07/02/2029 250 251
4.50%, 01/21/2028 355 358
Nordic Investment Bank
3.75%, 08/28/2028 200 199
3.75%, 05/09/2030 345 340
4.25%, 02/28/2029 200 201
$ 38,938
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0 .99%
America Movil SAB de CV
2.88%, 05/07/2030 $ 600 $ 559
3.63%, 04/22/2029 400 389
4.38%, 04/22/2049 200 167
6.13%, 03/30/2040 380 398
AT&T Inc
1.65%, 02/01/2028 200 191
2.25%, 02/01/2032 145 127
2.30%, 06/01/2027 750 736
2.75%, 06/01/2031 600 548
3.10%, 02/01/2043 145 105
3.50%, 06/01/2041 640 498
3.50%, 09/15/2053 802 530
3.55%, 09/15/2055 885 579
3.65%, 06/01/2051 355 246
3.65%, 09/15/2059 999 652
4.30%, 12/15/2042 250 208
4.35%, 03/01/2029 700 699
4.35%, 06/15/2045 300 244
4.40%, 04/30/2031 295 292
4.50%, 05/15/2035 350 332
4.50%, 03/09/2048 500 404
4.75%, 04/30/2033 145 143
4.90%, 11/01/2035 240 234
5.25%, 10/30/2036 385 381
5.38%, 08/15/2035 155 157
5.40%, 02/15/2034 320 327
5.55%, 11/01/2045 415 395
5.85%, 04/30/2046 145 142
6.05%, 08/15/2056 205 203
6.30%, 10/30/2066 300 301
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 130 131
Cisco Systems Inc
4.75%, 02/24/2030 145 147
4.85%, 02/26/2029 265 269
4.95%, 02/24/2032 460 468
5.05%, 02/26/2034 440 446
5.30%, 02/26/2054 265 252
5.50%, 01/15/2040 310 317
5.90%, 02/15/2039 170 181
Juniper Networks Inc
2.00%, 12/10/2030 55 48
Motorola Solutions Inc
4.85%, 08/15/2030 155 156
5.20%, 08/15/2032 155 157
Orange SA
5.38%, 01/13/2042 30 29
Rogers Communications Inc
3.80%, 03/15/2032 265 248
5.00%, 02/15/2029 130 131
7.50%, 08/15/2038 250 285
Sprint Capital Corp
6.88%, 11/15/2028 320 337
Telefonica Emisiones SA
5.21%, 03/08/2047 550 489
7.05%, 06/20/2036 305 338
T-Mobile USA Inc
2.05%, 02/15/2028 190 183
2.25%, 11/15/2031 150 132
2.40%, 03/15/2029 25 24
2.55%, 02/15/2031 600 546
3.00%, 02/15/2041 150 111
3.30%, 02/15/2051 355 235
3.38%, 04/15/2029 265 257
3.40%, 10/15/2052 235 156
3.88%, 04/15/2030 365 355
4.20%, 10/01/2029 135 134

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
4.38%, 04/15/2040 $ 345 $ 306
4.50%, 04/15/2050 300 245
4.80%, 07/15/2028 160 161
4.95%, 03/15/2028 95 96
4.95%, 11/15/2035 140 138
5.00%, 02/15/2036 145 143
5.05%, 07/15/2033 425 428
5.13%, 05/15/2032 305 309
5.15%, 04/15/2034 305 308
5.20%, 01/15/2033 160 163
5.25%, 06/15/2055 135 121
5.50%, 01/15/2055 135 126
5.65%, 01/15/2053 360 343
5.70%, 01/15/2056 155 149
5.75%, 01/15/2034 160 167
5.75%, 01/15/2054 160 155
6.00%, 06/15/2054 160 160
Verizon Communications Inc
1.50%, 09/18/2030 420 371
1.68%, 10/30/2030 185 164
1.75%, 01/20/2031 135 119
2.10%, 03/22/2028 175 168
2.36%, 03/15/2032 580 509
2.55%, 03/21/2031 315 287
2.65%, 11/20/2040 750 535
2.88%, 11/20/2050 505 312
2.99%, 10/30/2056 89 53
3.00%, 11/20/2060 65 38
3.40%, 03/22/2041 715 556
3.55%, 03/22/2051 815 574
3.70%, 03/22/2061 760 516
3.85%, 11/01/2042
(a)
90 73
4.02%, 12/03/2029 400 394
4.33%, 09/21/2028 510 510
4.40%, 11/01/2034 300 286
4.50%, 08/10/2033 300 292
4.67%, 03/15/2055 345 284
4.75%, 01/15/2033 145 144
4.81%, 03/15/2039 410 385
4.86%, 08/21/2046 300 264
5.00%, 01/15/2036 90 88
5.25%, 04/02/2035 500 503
5.75%, 11/30/2045 285 281
5.88%, 11/30/2055 225 221
6.00%, 11/30/2065 145 143
6.20%, 05/14/2056
(f)
150 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
Vodafone Group PLC
5.63%, 02/10/2053 160 151
5.75%, 06/28/2054 330 316
5.88%, 06/28/2064 205 197
6.15%, 02/27/2037 86 92
$ 29,245
Transportation - 0 .43%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 391
3.55%, 02/15/2050 155 112
4.15%, 04/01/2045 200 166
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 33
5.20%, 04/15/2054 160 149
5.40%, 06/01/2041 360 363
5.50%, 03/15/2055 330 321
5.80%, 03/15/2056 155 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian National Railway Co
3.65%, 02/03/2048 $ 300 $ 226
3.85%, 08/05/2032 200 191
4.38%, 09/18/2034 305 296
4.75%, 11/12/2035 145 143
4.95%, 05/12/2036 150 149
Canadian Pacific Railway Co
3.10%, 12/02/2051 450 294
4.80%, 03/30/2030
(a)
405 409
5.50%, 03/15/2056 150 145
6.13%, 09/15/2115 75 78
CSX Corp
2.40%, 02/15/2030 60 56
3.35%, 09/15/2049 60 42
3.80%, 03/01/2028 75 74
3.80%, 04/15/2050 700 531
4.30%, 03/01/2048 200 165
4.50%, 11/15/2052 160 135
4.90%, 03/15/2055 335 299
5.05%, 06/15/2035 155 156
5.20%, 11/15/2033 160 164
FedEx Corp
3.10%, 08/05/2029 800 766
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 535 452
5.10%, 01/15/2044 295 271
Fedex Freight Holding Co Inc
4.65%, 03/15/2031
(a),(e)
105 103
4.95%, 03/15/2033
(e)
145 142
Norfolk Southern Corp
2.30%, 05/15/2031 60 54
2.55%, 11/01/2029 150 141
2.90%, 08/25/2051 60 37
3.94%, 11/01/2047 192 150
4.05%, 08/15/2052 200 154
4.45%, 03/01/2033 160 157
4.55%, 06/01/2053 455 381
4.84%, 10/01/2041 180 168
5.35%, 08/01/2054 125 118
Ryder System Inc
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 293
Union Pacific Corp
2.38%, 05/20/2031 385 349
2.80%, 02/14/2032 110 100
2.89%, 04/06/2036 140 118
2.97%, 09/16/2062 90 53
3.20%, 05/20/2041 60 47
3.38%, 02/14/2042 65 51
3.80%, 10/01/2051 310 232
3.80%, 04/06/2071 590 407
3.84%, 03/20/2060 220 159
4.00%, 04/15/2047 250 199
4.50%, 01/20/2033 130 130
4.95%, 09/09/2052 130 118
5.60%, 12/01/2054 145 144
United Parcel Service Inc
2.50%, 09/01/2029 125 118
3.40%, 09/01/2049 180 127
4.65%, 10/15/2030 155 156
4.88%, 03/03/2033 410 416
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 369
5.15%, 05/22/2034 130 133
5.50%, 05/22/2054 130 125
5.95%, 05/14/2055 205 210
6.20%, 01/15/2038 200 218
$ 12,711

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 $ 115 $ 100
5.50%, 06/15/2035 315 319
6.05%, 06/05/2054 170 172
$ 591
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 360 323
3.25%, 06/01/2051 300 201
3.75%, 09/01/2047 340 259
4.45%, 06/01/2032 130 128
4.63%, 06/01/2029 150 151
5.70%, 09/01/2055 70 69
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 180 161
5.25%, 08/15/2035 155 155
5.30%, 05/01/2052 65 59
5.38%, 01/15/2034 135 137
$ 1,658
TOTAL BONDS $ 794,566
MUNICIPAL BONDS - 0 .09%
Principal
Amount (000's) Value (000's)
California - 0 .03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 182
6.91%, 10/01/2050 125 139
California State University
2.98%, 11/01/2051 155 105
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 21
State of California
3.50%, 04/01/2028 115 114
7.30%, 10/01/2039 300 343
$ 904
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 143 153
Illinois - 0 .03%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 267 297
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 29 30
State of Illinois
5.10%, 06/01/2033 611 618
$ 945
New Jersey - 0 .01%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
185 193
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 160
$ 353
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 207
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 28
State of Texas
4.68%, 04/01/2040 160 150
$ 178
TOTAL MUNICIPAL BONDS $ 2,740
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .69%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .18%
2.00%, 09/01/2031 $ 39 $ 37
2.00%, 12/01/2031 42 40
2.50%, 01/01/2031 71 69
2.50%, 02/01/2031 70 68
2.50%, 12/01/2031 133 128
2.50%, 01/01/2032 144 139
2.50%, 03/01/2032 45 43
2.50%, 11/01/2036 36 33
3.00%, 11/01/2028 31 30
3.00%, 04/01/2029 32 31
3.00%, 09/01/2029 33 32
3.00%, 10/01/2029 50 49
3.00%, 11/01/2029 24 23
3.00%, 01/01/2030 22 21
3.00%, 11/01/2030 26 25
3.00%, 03/01/2031 17 16
3.00%, 05/01/2032 89 86
3.00%, 03/01/2033 30 29
3.00%, 04/01/2033 15 14
3.00%, 09/01/2036 29 27
3.00%, 09/01/2036 53 50
3.00%, 02/01/2037 58 55
3.00%, 10/01/2042 128 117
3.00%, 11/01/2042 198 179
3.00%, 02/01/2043 194 177
3.00%, 08/01/2043 256 234
3.00%, 09/01/2043 54 49
3.00%, 10/01/2043 43 39
3.00%, 01/01/2045 52 47
3.00%, 06/01/2046 103 93
3.00%, 10/01/2046 61 55
3.00%, 02/01/2047 109 98
3.50%, 12/01/2031 56 55
3.50%, 05/01/2034 22 21
3.50%, 11/01/2034 28 27
3.50%, 01/01/2035 58 56
3.50%, 04/01/2037 23 22
3.50%, 06/01/2042 161 152
3.50%, 02/01/2045 33 30
3.50%, 03/01/2045 87 81
3.50%, 06/01/2045 93 87
3.50%, 06/01/2046 115 107
4.00%, 12/01/2030 4 4
4.00%, 11/01/2033 39 39
4.00%, 07/01/2034 29 28
4.00%, 04/01/2038 59 57
4.00%, 12/01/2040 70 68
4.00%, 02/01/2044 59 56
4.00%, 04/01/2044 66 63
4.00%, 07/01/2044 83 80
4.00%, 09/01/2044 28 27
4.00%, 11/01/2044 102 98
4.00%, 01/01/2045 89 86
4.00%, 08/01/2045 123 118
4.00%, 12/01/2045 22 21
4.00%, 02/01/2046 34 32
4.00%, 05/01/2046 78 74
4.50%, 10/01/2030 19 19
4.50%, 05/01/2031 2 2
4.50%, 05/01/2049 1,151 1,126
5.50%, 06/01/2034 35 35
5.50%, 07/01/2038 40 41
5.50%, 07/01/2038 34 35
5.50%, 12/01/2038 70 72
5.50%, 10/01/2039 114 115
5.50%, 06/01/2041 43 44
6.00%, 04/01/2038 213 224

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 11/01/2038 $ 41 $ 43
$ 5,378
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .54%
1.50%, 12/01/2035 1,598 1,445
1.50%, 03/01/2036 901 810
1.50%, 05/01/2036 3,128 2,819
1.50%, 05/01/2036 982 889
1.50%, 11/01/2036 694 627
1.50%, 12/01/2036 1,833 1,647
1.50%, 05/01/2037 644 578
1.50%, 11/01/2050 655 503
1.50%, 01/01/2051 3,252 2,488
1.50%, 06/01/2051 1,513 1,159
2.00%, 09/01/2029 44 43
2.00%, 05/01/2030 20 20
2.00%, 12/01/2031 58 55
2.00%, 02/01/2032 38 36
2.00%, 02/01/2036 1,106 1,017
2.00%, 02/01/2036 2,455 2,261
2.00%, 03/01/2036 1,955 1,801
2.00%, 04/01/2036 4,428 4,085
2.00%, 09/01/2036 2,450 2,252
2.00%, 02/01/2037 5,120 4,702
2.00%, 03/01/2037 2,223 2,044
2.00%, 05/01/2042 2,286 1,974
2.00%, 08/01/2042 3,790 3,285
2.00%, 12/01/2050 12,709 10,260
2.00%, 02/01/2051 1,821 1,480
2.00%, 02/01/2051 6,637 5,363
2.00%, 02/01/2051 5,840 4,718
2.00%, 03/01/2051 3,715 2,992
2.00%, 04/01/2051 1,923 1,575
2.00%, 04/01/2051 6,686 5,454
2.00%, 04/01/2051 4,491 3,671
2.00%, 04/01/2051 9,834 8,041
2.00%, 05/01/2051 4,697 3,789
2.00%, 07/01/2051 6,892 5,552
2.00%, 10/01/2051 3,380 2,745
2.00%, 11/01/2051 5,076 4,083
2.00%, 11/01/2051 1,433 1,170
2.00%, 12/01/2051 2,339 1,906
2.00%, 12/01/2051 2,862 2,324
2.00%, 12/01/2051 4,786 3,901
2.00%, 01/01/2052 9,911 8,093
2.00%, 01/01/2052 4,085 3,282
2.00%, 01/01/2052 1,805 1,468
2.00%, 02/01/2052 2,493 2,011
2.00%, 02/01/2052 2,364 1,932
2.00%, 03/01/2052 3,996 3,252
2.00%, 04/01/2052 9,118 7,428
2.00%, 04/01/2052 1,772 1,451
2.00%, 04/01/2052 1,118 914
2.00%, 08/01/2052 1,476 1,188
2.00%, 10/01/2052 4,128 3,318
2.00%, 12/01/2053 1,921 1,546
2.50%, 01/01/2028 12 12
2.50%, 11/01/2028 42 41
2.50%, 09/01/2029 37 36
2.50%, 05/01/2030 49 47
2.50%, 08/01/2030 74 72
2.50%, 03/01/2031 62 59
2.50%, 11/01/2031 143 137
2.50%, 12/01/2031 27 26
2.50%, 01/01/2032 40 38
2.50%, 03/01/2032 48 46
2.50%, 07/01/2033 5 4
2.50%, 02/01/2035 756 712
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 06/01/2035 $ 1,632 $ 1,544
2.50%, 10/01/2036 35 33
2.50%, 10/01/2036 15 14
2.50%, 12/01/2036 48 44
2.50%, 01/01/2037 1,977 1,867
2.50%, 04/01/2037 906 860
2.50%, 04/01/2042 3,513 3,126
2.50%, 01/01/2043 43 39
2.50%, 05/01/2043 66 58
2.50%, 10/01/2043 53 47
2.50%, 08/01/2046 35 31
2.50%, 12/01/2046 95 82
2.50%, 10/01/2050 549 467
2.50%, 11/01/2050 517 442
2.50%, 02/01/2051 1,786 1,524
2.50%, 02/01/2051 4,883 4,199
2.50%, 04/01/2051 2,714 2,293
2.50%, 07/01/2051 1,018 870
2.50%, 07/01/2051 502 424
2.50%, 10/01/2051 4,112 3,462
2.50%, 11/01/2051 2,143 1,840
2.50%, 11/01/2051 4,884 4,169
2.50%, 01/01/2052 1,460 1,241
2.50%, 02/01/2052 1,772 1,518
2.50%, 02/01/2052 4,642 3,908
2.50%, 02/01/2052 2,363 1,993
2.50%, 02/01/2052 9,295 7,946
2.50%, 02/01/2052 1,764 1,514
2.50%, 03/01/2052 2,451 2,062
2.50%, 03/01/2052 1,854 1,583
2.50%, 03/01/2052 9,093 7,761
2.50%, 04/01/2052 1,227 1,036
2.50%, 04/01/2052 3,057 2,575
2.50%, 04/01/2052 6,531 5,572
2.50%, 04/01/2052 6,441 5,419
2.50%, 04/01/2052 8,730 7,432
2.50%, 05/01/2052 2,553 2,190
2.50%, 10/01/2053 2,191 1,850
2.50%, 01/01/2054 4,689 3,940
3.00%, 04/01/2027 4 4
3.00%, 01/01/2029 12 12
3.00%, 02/01/2029 15 15
3.00%, 12/01/2029 13 12
3.00%, 12/01/2029 11 11
3.00%, 01/01/2030 68 67
3.00%, 01/01/2030 83 81
3.00%, 06/01/2030 45 44
3.00%, 09/01/2030 20 19
3.00%, 10/01/2030 83 81
3.00%, 11/01/2030 71 69
3.00%, 12/01/2030 17 17
3.00%, 03/01/2031 54 52
3.00%, 04/01/2031 18 18
3.00%, 09/01/2031 95 92
3.00%, 12/01/2031 42 40
3.00%, 01/01/2033 13 12
3.00%, 04/01/2033 13 13
3.00%, 08/01/2034 125 120
3.00%, 05/01/2035 147 140
3.00%, 09/01/2035 914 870
3.00%, 05/01/2037 2,300 2,208
3.00%, 06/01/2040 306 283
3.00%, 04/01/2043 97 88
3.00%, 05/01/2043 221 202
3.00%, 05/01/2043 45 41
3.00%, 05/01/2043 67 61
3.00%, 07/01/2043 227 206

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2043 $ 45 $ 41
3.00%, 08/01/2043 245 223
3.00%, 10/01/2043 139 126
3.00%, 11/01/2043 63 58
3.00%, 01/01/2045 312 284
3.00%, 05/01/2046 41 37
3.00%, 10/01/2046 273 244
3.00%, 10/01/2049 1,349 1,196
3.00%, 11/01/2049 1,067 951
3.00%, 03/01/2050 2,463 2,190
3.00%, 06/01/2050 1,637 1,447
3.00%, 10/01/2050 2,400 2,104
3.00%, 07/01/2051 9,473 8,407
3.00%, 11/01/2051 435 382
3.00%, 02/01/2052 1,794 1,601
3.00%, 03/01/2052 1,565 1,370
3.00%, 03/01/2052 5,677 5,012
3.00%, 03/01/2052 364 323
3.00%, 04/01/2052 1,525 1,360
3.00%, 05/01/2052 2,468 2,184
3.00%, 05/01/2052 8,036 7,024
3.00%, 05/01/2052 1,445 1,272
3.00%, 06/01/2052 1,549 1,366
3.00%, 06/01/2052 6,234 5,494
3.50%, 12/01/2026 4 3
3.50%, 03/01/2029 35 34
3.50%, 09/01/2029 26 26
3.50%, 11/01/2030 34 33
3.50%, 04/01/2032 5 5
3.50%, 07/01/2032 4 4
3.50%, 09/01/2032 5 5
3.50%, 12/01/2032 616 603
3.50%, 10/01/2033 3 3
3.50%, 05/01/2034 18 17
3.50%, 06/01/2034 13 12
3.50%, 07/01/2034 76 73
3.50%, 10/01/2034 20 19
3.50%, 02/01/2036 23 23
3.50%, 02/01/2037 18 18
3.50%, 05/01/2037 25 24
3.50%, 05/01/2037 1,094 1,062
3.50%, 03/01/2041 10 9
3.50%, 03/01/2042 23 22
3.50%, 06/01/2042 141 133
3.50%, 07/01/2042 22 21
3.50%, 04/01/2043 188 176
3.50%, 05/01/2043 129 120
3.50%, 08/01/2043 135 126
3.50%, 01/01/2044 568 532
3.50%, 01/01/2044 47 44
3.50%, 09/01/2044 2,945 2,763
3.50%, 10/01/2044 71 66
3.50%, 12/01/2044 123 114
3.50%, 11/01/2045 91 84
3.50%, 12/01/2045 11 10
3.50%, 12/01/2045 112 104
3.50%, 01/01/2046 138 128
3.50%, 03/01/2046 33 31
3.50%, 12/01/2046 102 95
3.50%, 01/01/2048 669 617
3.50%, 08/01/2049 740 680
3.50%, 11/01/2049 1,382 1,282
3.50%, 12/01/2049 1,036 965
3.50%, 01/01/2050 5,203 4,779
3.50%, 01/01/2052 4,254 3,913
3.50%, 06/01/2052 759 699
3.50%, 06/01/2052 1,169 1,066
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2052 $ 780 $ 710
3.50%, 07/01/2052 8,603 7,916
3.50%, 08/01/2052 3,066 2,827
3.50%, 10/01/2052 2,368 2,154
4.00%, 04/01/2029 1 1
4.00%, 12/01/2030 2 2
4.00%, 03/01/2031 2 2
4.00%, 11/01/2031 3 3
4.00%, 11/01/2033 70 69
4.00%, 10/01/2034 42 41
4.00%, 02/01/2036 74 72
4.00%, 01/01/2037 24 23
4.00%, 10/01/2037 455 442
4.00%, 10/01/2037 34 32
4.00%, 03/01/2038 13 12
4.00%, 07/01/2038 47 46
4.00%, 12/01/2038 33 32
4.00%, 01/01/2039 44 42
4.00%, 01/01/2041 29 28
4.00%, 02/01/2041 10 10
4.00%, 12/01/2041 46 44
4.00%, 06/01/2042 78 75
4.00%, 06/01/2042 46 45
4.00%, 07/01/2042 230 223
4.00%, 12/01/2042 83 80
4.00%, 09/01/2044 40 38
4.00%, 11/01/2044 37 35
4.00%, 10/01/2049 1,378 1,308
4.00%, 11/01/2049 567 539
4.00%, 04/01/2050 1,087 1,031
4.00%, 05/01/2052 3,988 3,784
4.00%, 07/01/2052 988 930
4.00%, 08/01/2052 2,543 2,385
4.00%, 08/01/2052 5,846 5,515
4.00%, 09/01/2052 3,208 3,012
4.00%, 10/01/2052 980 925
4.00%, 10/01/2052 2,341 2,204
4.00%, 01/01/2053 4,561 4,331
4.00%, 07/01/2053 1,145 1,076
4.00%, 02/01/2054 2,222 2,086
4.50%, 06/01/2029 3 3
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 2 2
4.50%, 01/01/2034 10 10
4.50%, 01/01/2040 606 601
4.50%, 02/01/2041 1,181 1,171
4.50%, 08/01/2052 1,979 1,909
4.50%, 10/01/2052 4,355 4,221
4.50%, 10/01/2052 3,479 3,357
4.50%, 05/01/2053 4,331 4,191
4.50%, 07/01/2053 4,812 4,668
4.50%, 08/01/2053 2,308 2,234
4.50%, 04/01/2054 941 911
4.50%, 11/01/2054 1,065 1,023
4.50%, 11/01/2054 782 754
4.50%, 01/01/2056 2,955 2,847
5.00%, 08/01/2039 489 492
5.00%, 12/01/2039 373 375
5.00%, 09/01/2040 1,139 1,159
5.00%, 11/01/2045 753 747
5.00%, 04/01/2046 1,495 1,498
5.00%, 11/01/2052 3,822 3,797
5.00%, 02/01/2053 4,814 4,775
5.00%, 04/01/2053 3,989 3,946
5.00%, 04/01/2053 3,420 3,389
5.00%, 04/01/2053 1,505 1,498

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 05/01/2053 $ 4,699 $ 4,686
5.00%, 06/01/2053 2,371 2,360
5.00%, 06/01/2053 3,585 3,549
5.00%, 08/01/2053 756 749
5.00%, 05/01/2054 912 905
5.00%, 11/01/2054 3,850 3,810
5.00%, 11/01/2054 4,847 4,815
5.00%, 12/01/2054 3,163 3,134
5.00%, 01/01/2056 3,638 3,594
5.00%, 01/01/2056 1,631 1,610
5.00%, 02/01/2056 5,181 5,115
5.50%, 03/01/2038 39 40
5.50%, 05/01/2038 44 45
5.50%, 06/01/2038 60 62
5.50%, 09/01/2038 90 93
5.50%, 11/01/2038 51 53
5.50%, 04/01/2039 49 50
5.50%, 10/01/2039 1,579 1,618
5.50%, 04/01/2040 30 31
5.50%, 07/01/2040 1,290 1,322
5.50%, 03/01/2053 2,837 2,889
5.50%, 07/01/2053 1,161 1,181
5.50%, 08/01/2053 1,916 1,937
5.50%, 08/01/2053 4,988 5,068
5.50%, 04/01/2054 2,846 2,897
5.50%, 05/01/2054 2,057 2,085
5.50%, 06/01/2054 3,778 3,836
5.50%, 08/01/2054 4,301 4,354
5.50%, 08/01/2054 1,319 1,338
5.50%, 10/01/2054 4,140 4,213
5.50%, 10/01/2054 1,483 1,497
5.50%, 12/01/2054 3,451 3,511
5.50%, 02/01/2055 4,075 4,132
5.50%, 04/01/2055 1,793 1,816
5.50%, 04/01/2055 889 902
5.50%, 04/01/2055 1,819 1,845
5.50%, 06/01/2055 3,283 3,334
5.50%, 08/01/2055 3,004 3,033
5.50%, 08/01/2055 3,544 3,601
5.50%, 10/01/2055 2,384 2,416
5.50%, 12/01/2055 1,452 1,469
6.00%, 10/01/2036 35 37
6.00%, 01/01/2053 1,918 1,997
6.00%, 10/01/2053 2,051 2,108
6.00%, 11/01/2053 1,041 1,076
6.00%, 11/01/2053 2,794 2,891
6.00%, 03/01/2054 1,666 1,719
6.00%, 06/01/2054 2,477 2,567
6.00%, 07/01/2054 2,355 2,442
6.00%, 07/01/2054 2,319 2,408
6.00%, 08/01/2054 4,053 4,173
6.00%, 08/01/2054 2,467 2,535
6.00%, 09/01/2054 3,223 3,347
6.00%, 09/01/2054 4,785 4,926
6.00%, 09/01/2054 2,877 2,960
6.00%, 11/01/2054 1,878 1,947
6.00%, 11/01/2054 2,064 2,141
6.00%, 01/01/2055 1,868 1,938
6.00%, 04/01/2055 1,012 1,049
6.00%, 09/01/2055 2,246 2,326
6.50%, 01/01/2054 3,185 3,342
6.50%, 02/01/2054 2,037 2,149
6.50%, 05/01/2054 2,422 2,534
6.50%, 07/01/2054 1,302 1,367
6.50%, 04/01/2055 2,543 2,686
6.50%, 11/01/2055 4,294 4,500
$ 549,638
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 5 .81%
2.00%, 02/20/2051 $ 6,649 $ 5,456
2.00%, 05/20/2051 5,059 4,152
2.00%, 07/20/2051 9,443 7,749
2.00%, 08/20/2051 4,831 3,965
2.00%, 11/20/2051 2,055 1,686
2.50%, 06/20/2027 6 5
2.50%, 12/20/2030 19 18
2.50%, 03/20/2031 33 32
2.50%, 07/20/2043 56 50
2.50%, 12/20/2046 135 118
2.50%, 01/20/2047 44 38
2.50%, 06/20/2050 2,084 1,784
2.50%, 04/20/2051 2,236 1,915
2.50%, 05/20/2051 6,996 5,991
2.50%, 07/20/2051 9,804 8,392
2.50%, 09/20/2051 8,173 6,999
3.00%, 02/15/2027 2 2
3.00%, 08/20/2029 10 10
3.00%, 09/20/2029 13 12
3.00%, 07/20/2030 12 12
3.00%, 01/20/2031 16 15
3.00%, 07/20/2032 20 19
3.00%, 03/20/2043 38 35
3.00%, 03/20/2043 182 163
3.00%, 04/20/2043 240 219
3.00%, 06/20/2043 214 195
3.00%, 08/20/2043 231 210
3.00%, 12/15/2044 22 20
3.00%, 01/15/2045 24 21
3.00%, 01/15/2045 20 18
3.00%, 02/20/2045 20 19
3.00%, 05/20/2045 132 119
3.00%, 12/20/2045 94 84
3.00%, 01/20/2046 41 37
3.00%, 03/20/2046 164 148
3.00%, 05/20/2046 269 242
3.00%, 06/20/2046 259 232
3.00%, 08/20/2046 247 222
3.00%, 09/20/2046 184 166
3.00%, 10/20/2046 141 127
3.00%, 12/15/2046 51 46
3.00%, 02/20/2048 1,368 1,222
3.00%, 07/20/2051 1,514 1,347
3.00%, 09/20/2051 4,861 4,325
3.00%, 12/20/2051 10,005 8,901
3.50%, 05/20/2042 57 54
3.50%, 06/20/2042 58 55
3.50%, 07/20/2042 226 213
3.50%, 09/20/2042 175 164
3.50%, 10/20/2042 127 118
3.50%, 11/20/2042 111 103
3.50%, 12/20/2042 116 110
3.50%, 01/20/2043 192 180
3.50%, 02/20/2043 308 288
3.50%, 03/20/2043 206 194
3.50%, 04/15/2043 76 70
3.50%, 04/20/2043 136 127
3.50%, 05/20/2043 91 85
3.50%, 07/20/2043 117 110
3.50%, 08/20/2043 282 264
3.50%, 09/20/2043 202 189
3.50%, 10/20/2043 95 89
3.50%, 09/20/2044 76 71
3.50%, 10/20/2044 89 82
3.50%, 11/20/2044 83 78
3.50%, 12/20/2044 86 80
3.50%, 01/20/2045 84 78
3.50%, 03/15/2045 23 21

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/20/2045 $ 142 $ 132
3.50%, 04/15/2045 8 8
3.50%, 04/20/2045 85 78
3.50%, 04/20/2045 136 123
3.50%, 05/20/2045 139 129
3.50%, 06/20/2045 22 20
3.50%, 07/20/2045 119 110
3.50%, 08/20/2045 131 121
3.50%, 09/20/2045 124 115
3.50%, 10/20/2045 112 104
3.50%, 11/20/2045 200 184
3.50%, 12/20/2045 146 135
3.50%, 02/20/2046 118 110
3.50%, 08/15/2046 26 23
3.50%, 09/15/2046 58 53
3.50%, 01/15/2048 34 30
3.50%, 02/20/2048 3,589 3,307
3.50%, 08/20/2048 1,223 1,124
3.50%, 09/15/2048 75 69
3.50%, 04/20/2052 3,978 3,612
3.50%, 08/20/2052 2,950 2,681
4.00%, 02/20/2044 65 63
4.00%, 05/15/2044 62 59
4.00%, 05/20/2044 37 36
4.00%, 07/20/2044 11 11
4.00%, 08/20/2044 83 80
4.00%, 09/20/2044 74 71
4.00%, 10/20/2044 270 260
4.00%, 11/15/2044 39 37
4.00%, 11/20/2044 53 51
4.00%, 12/20/2044 100 96
4.00%, 01/20/2045 43 41
4.00%, 03/20/2045 66 64
4.00%, 08/20/2045 73 70
4.00%, 09/15/2045 9 9
4.00%, 09/20/2045 85 82
4.00%, 12/15/2045 26 24
4.00%, 02/20/2046 28 27
4.00%, 04/20/2046 104 100
4.00%, 10/20/2046 30 28
4.00%, 01/20/2047 8 7
4.00%, 03/20/2047 84 80
4.00%, 05/20/2047 28 27
4.00%, 11/20/2047 183 173
4.00%, 03/20/2049 464 439
4.00%, 05/20/2049 590 558
4.00%, 04/20/2052 6,873 6,457
4.00%, 10/20/2052 2,964 2,788
4.50%, 03/15/2039 60 60
4.50%, 03/15/2040 64 64
4.50%, 07/15/2040 78 77
4.50%, 02/20/2041 13 13
4.50%, 03/20/2041 10 10
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 99 97
4.50%, 10/15/2047 53 52
4.50%, 02/20/2049 2,266 2,218
4.50%, 05/20/2052 882 857
4.50%, 08/20/2052 2,170 2,105
4.50%, 09/20/2052 5,530 5,362
4.50%, 11/20/2054 5,855 5,638
5.00%, 07/20/2038 46 47
5.00%, 04/20/2039 33 33
5.00%, 01/20/2045 51 52
5.00%, 02/20/2046 19 19
5.00%, 12/20/2046 40 41
5.00%, 08/20/2048 13 13
5.00%, 10/20/2048 46 47
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 12/20/2052 $ 787 $ 782
5.00%, 01/20/2053 5,077 5,043
5.00%, 02/20/2053 1,171 1,163
5.00%, 04/20/2053 2,395 2,378
5.00%, 09/20/2053 1,601 1,588
5.00%, 10/20/2053 5,117 5,074
5.00%, 04/20/2054 1,799 1,782
5.00%, 12/20/2054 3,263 3,227
5.00%, 06/20/2056
(k)
6,735 6,650
5.50%, 03/15/2038 43 44
5.50%, 02/15/2039 38 39
5.50%, 06/15/2040 64 66
5.50%, 07/20/2044 36 37
5.50%, 09/20/2044 48 49
5.50%, 12/20/2048 7 7
5.50%, 03/20/2053 4,172 4,230
5.50%, 06/20/2053 4,548 4,611
5.50%, 08/20/2053 2,656 2,690
5.50%, 10/20/2053 2,265 2,301
5.50%, 12/20/2053 3,623 3,670
5.50%, 04/20/2054 4,119 4,164
5.50%, 07/20/2054 2,159 2,181
6.00%, 07/20/2053 3,027 3,109
6.00%, 10/20/2053 2,819 2,892
6.00%, 03/20/2054 2,598 2,659
6.00%, 04/20/2054 1,430 1,472
$ 172,087
U.S. Treasury - 46 .16%
0.38%, 07/31/2027 6,345 6,090
0.38%, 09/30/2027 5,215 4,976
0.50%, 06/30/2027 3,790 3,654
0.50%, 08/31/2027 7,780 7,456
0.50%, 10/31/2027 5,120 4,878
0.63%, 11/30/2027 7,625 7,256
0.63%, 12/31/2027 6,650 6,310
0.63%, 05/15/2030 29,725 25,982
0.63%, 08/15/2030 15,065 13,050
0.75%, 01/31/2028 10,210 9,680
0.88%, 11/15/2030 13,310 11,564
1.00%, 07/31/2028 8,595 8,062
1.13%, 02/29/2028 11,740 11,175
1.13%, 08/31/2028 7,015 6,581
1.13%, 02/15/2031 12,680 11,068
1.13%, 05/15/2040 5,180 3,253
1.13%, 08/15/2040 3,885 2,415
1.25%, 03/31/2028 6,615 6,296
1.25%, 04/30/2028 10,140 9,629
1.25%, 05/31/2028 8,310 7,873
1.25%, 06/30/2028 33,045 31,238
1.25%, 09/30/2028 5,880 5,519
1.25%, 08/15/2031 10,605 9,168
1.25%, 05/15/2050 6,195 2,915
1.38%, 10/31/2028 8,830 8,293
1.38%, 12/31/2028 7,435 6,953
1.38%, 11/15/2031 19,860 17,155
1.38%, 11/15/2040 4,490 2,884
1.38%, 08/15/2050 7,830 3,797
1.50%, 11/30/2028 6,840 6,431
1.50%, 02/15/2030 12,175 11,101
1.63%, 08/15/2029 3,940 3,655
1.63%, 05/15/2031 11,030 9,793
1.63%, 11/15/2050 7,265 3,758
1.75%, 01/31/2029 8,580 8,085
1.75%, 11/15/2029 3,980 3,685
1.75%, 08/15/2041 6,540 4,357
1.88%, 02/28/2029 5,360 5,060
1.88%, 02/15/2032 13,820 12,195
1.88%, 02/15/2041 5,820 4,014

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.88%, 02/15/2051 $ 6,040 $ 3,322
1.88%, 11/15/2051 6,400 3,481
2.00%, 11/15/2041 5,285 3,639
2.00%, 02/15/2050 3,950 2,280
2.00%, 08/15/2051 5,755 3,244
2.25%, 08/15/2027 4,875 4,779
2.25%, 11/15/2027 6,555 6,396
2.25%, 05/15/2041 4,570 3,314
2.25%, 08/15/2046 4,160 2,693
2.25%, 08/15/2049 6,140 3,786
2.25%, 02/15/2052 6,160 3,673
2.38%, 03/31/2029 6,075 5,805
2.38%, 05/15/2029 6,050 5,770
2.38%, 02/15/2042 6,020 4,367
2.38%, 11/15/2049 3,305 2,087
2.38%, 05/15/2051 6,765 4,191
2.50%, 02/15/2045 3,795 2,641
2.50%, 02/15/2046 4,005 2,742
2.50%, 05/15/2046 2,720 1,855
2.63%, 02/15/2029 7,695 7,415
2.63%, 07/31/2029 2,600 2,490
2.75%, 07/31/2027 13,665 13,482
2.75%, 02/15/2028 8,515 8,340
2.75%, 05/31/2029 3,655 3,522
2.75%, 08/15/2032 7,965 7,321
2.75%, 08/15/2042 739 561
2.75%, 11/15/2042 1,090 824
2.75%, 08/15/2047 3,520 2,471
2.75%, 11/15/2047 3,970 2,779
2.88%, 05/15/2028 5,645 5,525
2.88%, 08/15/2028 13,970 13,634
2.88%, 04/30/2029 4,605 4,457
2.88%, 05/15/2032 10,200 9,482
2.88%, 05/15/2043 2,880 2,198
2.88%, 08/15/2045 2,575 1,897
2.88%, 11/15/2046 1,645 1,193
2.88%, 05/15/2049 4,490 3,164
2.88%, 05/15/2052 6,300 4,320
3.00%, 05/15/2042 1,705 1,350
3.00%, 11/15/2044 4,710 3,580
3.00%, 05/15/2045 2,280 1,721
3.00%, 11/15/2045 1,950 1,463
3.00%, 02/15/2047 3,175 2,348
3.00%, 05/15/2047 4,205 3,101
3.00%, 02/15/2048 3,415 2,497
3.00%, 08/15/2048 5,045 3,669
3.00%, 02/15/2049 3,190 2,309
3.00%, 08/15/2052 4,610 3,240
3.13%, 08/31/2027 1,290 1,277
3.13%, 11/15/2028 11,250 11,012
3.13%, 08/31/2029 3,010 2,924
3.13%, 11/15/2041 455 370
3.13%, 02/15/2042 1,140 922
3.13%, 02/15/2043 815 648
3.13%, 08/15/2044 2,590 2,015
3.13%, 05/15/2048 4,215 3,144
3.25%, 06/30/2027 5,950 5,909
3.25%, 06/30/2029 4,380 4,278
3.25%, 05/15/2042 5,235 4,291
3.38%, 09/15/2027 5,595 5,555
3.38%, 09/15/2028 5,330 5,254
3.38%, 05/15/2033 9,345 8,835
3.38%, 08/15/2042 3,025 2,513
3.38%, 11/15/2048 3,175 2,467
3.50%, 09/30/2027 3,860 3,838
3.50%, 01/31/2028 3,970 3,938
3.50%, 04/30/2028 3,820 3,784
3.50%, 10/15/2028 5,440 5,374
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.50%, 11/15/2028 $ 6,215 $ 6,137
3.50%, 12/15/2028 5,205 5,138
3.50%, 01/15/2029 1,975 1,948
3.50%, 02/15/2029 5,290 5,216
3.50%, 03/15/2029 6,165 6,077
3.50%, 09/30/2029 9,035 8,873
3.50%, 01/31/2030 7,810 7,652
3.50%, 04/30/2030 3,395 3,321
3.50%, 02/15/2033 8,890 8,492
3.50%, 02/15/2039 1,130 1,012
3.63%, 03/31/2028 3,180 3,159
3.63%, 08/15/2028 605 600
3.63%, 08/31/2029 4,665 4,601
3.63%, 03/31/2030 6,730 6,617
3.63%, 08/31/2030 880 863
3.63%, 09/30/2030 2,595 2,544
3.63%, 09/30/2031 1,915 1,865
3.63%, 08/15/2043 2,410 2,043
3.63%, 02/15/2044 1,245 1,050
3.63%, 02/15/2053 3,965 3,145
3.63%, 05/15/2053 7,665 6,073
3.75%, 06/30/2027 7,720 7,707
3.75%, 08/15/2027 5,155 5,143
3.75%, 04/15/2028 2,735 2,722
3.75%, 05/15/2028 5,400 5,374
3.75%, 12/31/2028 6,315 6,270
3.75%, 05/31/2030 2,265 2,235
3.75%, 06/30/2030 5,090 5,021
3.75%, 12/31/2030 2,545 2,504
3.75%, 08/31/2031 9,060 8,882
3.75%, 10/31/2032 4,840 4,704
3.75%, 11/30/2032 6,810 6,616
3.75%, 02/28/2033 5,610 5,440
3.75%, 08/15/2041 2,175 1,925
3.75%, 11/15/2043 1,250 1,075
3.88%, 07/31/2027 4,470 4,467
3.88%, 10/15/2027 4,790 4,785
3.88%, 11/30/2027 4,725 4,717
3.88%, 12/31/2027 5,365 5,355
3.88%, 03/15/2028 5,120 5,109
3.88%, 03/31/2028 17,395 17,356
3.88%, 07/15/2028 2,255 2,248
3.88%, 04/15/2029 3,845 3,827
3.88%, 09/30/2029 6,260 6,221
3.88%, 11/30/2029 2,300 2,284
3.88%, 04/30/2030 4,425 4,389
3.88%, 06/30/2030 4,235 4,197
3.88%, 07/31/2030 5,470 5,420
3.88%, 03/31/2031 3,015 2,980
3.88%, 08/31/2032 3,415 3,347
3.88%, 09/30/2032 2,610 2,557
3.88%, 12/31/2032 3,960 3,873
3.88%, 08/15/2033 10,170 9,904
3.88%, 08/15/2034 11,485 11,105
3.88%, 08/15/2040 1,350 1,226
3.88%, 02/15/2043 2,125 1,875
3.88%, 05/15/2043 1,060 933
4.00%, 12/15/2027 2,660 2,661
4.00%, 02/29/2028 3,380 3,380
4.00%, 06/30/2028 2,640 2,639
4.00%, 01/31/2029 5,730 5,722
4.00%, 07/31/2029 5,130 5,120
4.00%, 02/28/2030 12,340 12,299
4.00%, 03/31/2030 6,550 6,527
4.00%, 05/31/2030 9,220 9,184
4.00%, 07/31/2030 5,145 5,122
4.00%, 01/31/2031 7,695 7,650
4.00%, 04/30/2032 3,255 3,219

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 06/30/2032 $ 4,340 $ 4,288
4.00%, 07/31/2032 5,930 5,855
4.00%, 02/15/2034 10,630 10,401
4.00%, 11/15/2035 7,160 6,925
4.00%, 11/15/2042 5,590 5,026
4.00%, 11/15/2052 8,095 6,873
4.13%, 09/30/2027 6,975 6,991
4.13%, 10/31/2027 4,750 4,760
4.13%, 11/15/2027 2,150 2,154
4.13%, 07/31/2028 8,455 8,473
4.13%, 03/31/2029 5,800 5,811
4.13%, 10/31/2029 1,000 1,001
4.13%, 11/30/2029 10,715 10,728
4.13%, 08/31/2030 1,075 1,075
4.13%, 07/31/2031 9,165 9,151
4.13%, 10/31/2031 4,015 4,004
4.13%, 11/30/2031 6,155 6,138
4.13%, 02/29/2032 5,270 5,249
4.13%, 03/31/2032 2,905 2,893
4.13%, 05/31/2032 3,575 3,557
4.13%, 11/15/2032 13,700 13,603
4.13%, 02/15/2036 11,180 10,906
4.13%, 08/15/2044 3,585 3,226
4.13%, 08/15/2053 3,930 3,408
4.25%, 02/28/2029 6,355 6,388
4.25%, 06/30/2029 5,900 5,931
4.25%, 02/28/2031 2,640 2,652
4.25%, 06/30/2031 4,620 4,640
4.25%, 03/31/2033 7,410 7,398
4.25%, 11/15/2034 10,515 10,423
4.25%, 05/15/2035 12,755 12,612
4.25%, 08/15/2035 8,990 8,879
4.25%, 05/15/2039 3,400 3,271
4.25%, 11/15/2040 1,088 1,028
4.25%, 02/15/2054 7,180 6,358
4.25%, 08/15/2054 6,660 5,899
4.38%, 07/15/2027 5,770 5,798
4.38%, 08/31/2028 3,915 3,944
4.38%, 01/31/2032 6,205 6,260
4.38%, 05/15/2034 10,690 10,714
4.38%, 02/15/2038 495 490
4.38%, 11/15/2039 1,700 1,645
4.38%, 05/15/2040 1,545 1,488
4.38%, 05/15/2041 2,990 2,855
4.38%, 08/15/2043 1,645 1,540
4.50%, 05/31/2029 7,100 7,187
4.50%, 12/31/2031 8,910 9,046
4.50%, 11/15/2033 11,250 11,383
4.50%, 02/15/2036 1,630 1,648
4.50%, 05/15/2038 1,200 1,198
4.50%, 08/15/2039 730 717
4.50%, 02/15/2044 3,835 3,636
4.50%, 11/15/2054 6,850 6,327
4.63%, 06/15/2027 16,890 17,013
4.63%, 09/30/2028 6,215 6,297
4.63%, 04/30/2029 6,920 7,026
4.63%, 09/30/2030 1,460 1,489
4.63%, 04/30/2031 4,260 4,349
4.63%, 05/31/2031 12,215 12,471
4.63%, 02/15/2035 11,305 11,499
4.63%, 02/15/2040 4,870 4,826
4.63%, 05/15/2044 4,030 3,875
4.63%, 11/15/2044 6,255 5,999
4.63%, 11/15/2045 805 769
4.63%, 02/15/2046 1,005 960
4.63%, 05/15/2054 6,335 5,973
4.63%, 02/15/2055 6,445 6,077
4.63%, 11/15/2055 7,000 6,608
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 1,250 $ 1,283
4.75%, 02/15/2041 3,994 3,981
4.75%, 11/15/2043 2,400 2,350
4.75%, 02/15/2045 3,865 3,763
4.75%, 11/15/2053 4,820 4,632
4.75%, 05/15/2055 6,740 6,487
4.75%, 08/15/2055 6,020 5,796
4.75%, 02/15/2056 6,925 6,674
4.88%, 08/15/2045 2,760 2,725
5.00%, 05/15/2037 885 928
5.00%, 05/15/2045 3,925 3,941
5.00%, 05/15/2046
(g)
9,555 9,582
5.25%, 11/15/2028 409 420
5.25%, 02/15/2029 795 822
5.38%, 02/15/2031 1,100 1,159
5.50%, 08/15/2028 1,115 1,150
6.13%, 11/15/2027 700 721
6.25%, 05/15/2030 1,050 1,132
6.38%, 08/15/2027 1,540 1,584
$ 1,368,024
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,095,127
Total Investments $ 2,988,926
Other Assets and Liabilities -  (0.85)% (25,230)
TOTAL NET ASSETS - 100.00% $ 2,963,696
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,057 or 0.88% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26,697 or
0.90% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,215 or 0.14% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Non-income producing security
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 58,724 $ 801,319 $ 789,078 $ 70,965
$ 58,724 $ 801,319 $ 789,078 $ 70,965
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 825 $ — $ — $ —
$ 825 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
Invesco Preferred ETF 123,647 $ 1,361
Money Market Funds - 4 .31%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
2,825,196 2,826
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(b),(c)
35,318,430 35,318
$ 38,144
TOTAL INVESTMENT COMPANIES $ 39,505
PREFERRED STOCKS - 1 .40 % Shares Held Value (000's)
Banks - 0 .73%
Cullen/Frost Bankers Inc 4.45%, 09/15/2026
(d)
57,739 $ 964
Regions Financial Corp 6.95%, 09/15/2029
(d)
107,520 2,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 4.53%, 07/02/2026
(d)
11,995 228
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
95,600 2,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,453
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 138
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 27
$ 165
Insurance - 0 .35%
Assurant Inc 5.25%, 01/15/2061 30,926 600
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,524
$ 3,124
REITs - 0 .30%
Public Storage 4.10%, 01/13/2027
(d)
7,800 124
Public Storage 4.13%, 07/01/2026
(d)
42,718 680
Public Storage 5.60%, 07/01/2026
(d)
13,525 298
Rexford Industrial Realty Inc 5.63%, 06/21/2026
(d)
70,960 1,518
$ 2,620
TOTAL PREFERRED STOCKS $ 12,362
BONDS - 96 .79%
Principal
Amount (000's) Value (000's)
Banks - 65 .64%
Banco Bilbao Vizcaya Argentaria SA
7.75%, 01/14/2032
(d),(e),(f)
$ 9,700 $ 10,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(e),(f)
8,500 9,291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
7.25%, 12/03/2035
(d),(e),(f),(g)
2,200 2,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
8.00%, 02/01/2034
(d),(e),(f)
1,000 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(e),(f)
3,500 3,816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(e),(f)
5,000 5,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(d),(e)
10,304 10,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(d),(e)
14,500 14,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
6.88%, 11/26/2085
(e)
$ 4,800 $ 4,883
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(e)
2,500 2,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(e)
7,834 8,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.75%, 12/20/2026
(d),(e)
3,800 3,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
5.63%, 03/20/2031
(d),(e),(h)
3,600 3,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(e),(h)
760 750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.88%, 10/27/2085
(e)
23,600 23,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(e)
3,675 3,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(e)
6,325 6,689
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
Barclays PLC
7.63%, 03/15/2035
(d),(e),(f)
12,900 13,587
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(d),(e),(f)
1,200 1,259
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(d),(e),(f)
1,800 1,993
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(d),(e),(f),(i)
3,500 3,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(d),(e),(f),(i)
7,000 6,438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.20%, 04/17/2036
(d),(e),(f),(i)
1,500 1,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
7.45%, 06/27/2035
(d),(e),(f),(i)
2,600 2,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(d),(e),(f)
2,000 2,064
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
9.25%, 11/17/2027
(d),(e),(f),(i)
5,000 5,248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(d),(e),(f)
1,400 1,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(e),(h)
$ 5,500 $ 5,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(e)
8,800 9,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.63%, 02/15/2031
(d),(e)
2,000 2,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(d),(e)
11,000 11,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(e)
5,000 5,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(e)
11,767 12,198
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(e)
1,500 1,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(d),(e)
3,600 3,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(e)
2,500 2,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.10%, 07/06/2026
(d),(h)
1,462 1,457
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(e),(f),(i)
4,300 4,435
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(e),(f),(h)
7,000 7,428
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Goldman Sachs Group Inc/The
6.85%, 02/10/2030
(d),(e)
1,444 1,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(e)
21,500 22,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
7.50%, 02/10/2029
(d),(e)
1,000 1,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(e),(f)
3,000 3,013
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(d),(e),(f)
500 505
USD Swap Rate NY 5 Year + 3.61%
7.00%, 09/24/2035
(d),(e),(f)
2,400 2,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
7.05%, 06/05/2030
(d),(e),(f)
1,000 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
8.00%, 03/07/2028
(d),(e),(f)
5,000 5,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(e)
$ 14,810 $ 14,624
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(e)
7,010 7,122
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(e)
6,160 6,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington Capital II
4.56%, 06/15/2028 2,400 2,295
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
ING Groep NV
7.00%, 11/16/2032
(d),(e),(f)
4,000 4,115
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(e),(f)
5,000 5,231
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
6.10%, 07/01/2031
(d),(e)
4,800 4,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.50%, 04/01/2030
(d),(e)
10,500 10,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(e)
10,100 10,543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp Capital I
4.69%, 07/01/2028 1,500 1,477
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,832
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(e),(f),(h)
2,500 2,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(d),(e),(f)
900 921
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(e),(f)
2,000 2,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(d),(e)
2,900 2,877
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
NatWest Group PLC
4.60%, 06/28/2031
(d),(e),(f),(h)
18,000 16,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
Nordea Bank Abp
6.75%, 11/10/2033
(d),(e),(f),(i)
4,000 4,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Capital Trust C
4.50%, 06/01/2028 3,000 2,963
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(d),(e)
$ 5,600 $ 5,603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(d),(e)
2,000 2,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(d),(e)
13,500 13,787
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(e)
7,000 6,758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(e)
4,800 4,712
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(e)
1,550 1,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.50%, 05/02/2084
(e),(h)
21,094 21,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(e),(f),(i)
3,600 3,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(e),(f),(i)
7,000 7,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(d),(e),(f)
600 657
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(e),(f),(h)
12,500 11,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(d),(e),(i)
7,100 7,224
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(e)
2,000 2,035
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(e),(f),(h),(i)
2,100 2,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(d),(e),(f),(i)
1,000 1,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(d),(e),(h)
3,800 3,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(e)
10,800 11,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(d),(e)
6,900 7,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(d),(e),(f)
3,000 3,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(e)
1,000 1,038
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(e)
14,201 14,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.58%, 05/15/2027 $ 4,000 $ 3,982
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.10%, 03/01/2030
(d),(e)
2,000 1,993
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
4.38%, 02/10/2031
(d),(e),(f)
2,500 2,283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(e),(f),(i)
9,000 8,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.60%, 08/05/2030
(d),(e),(f),(h),(i)
3,900 3,930
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
7.00%, 02/10/2030
(d),(e),(f),(i)
2,000 2,035
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(e),(f)
6,000 6,063
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
9.25%, 11/13/2033
(d),(e),(f),(i)
12,000 13,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(d),(e)
19,000 18,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
6.13%, 06/15/2031
(d),(e)
3,100 3,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.85%, 09/15/2029
(d),(e),(h)
9,705 10,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(e)
10,696 11,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 581,107
Diversified Financial Services - 2 .24%
Charles Schwab Corp/The
6.10%, 06/01/2031
(d),(e)
7,200 7,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(e),(f)
600 619
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(e)
10,800 10,524
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(e)
1,400 1,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 19,802
Electric - 5 .68%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(e)
5,000 4,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Alliant Energy Corp
5.75%, 04/01/2056
(e)
500 494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
5.80%, 03/15/2056
(e)
$ 2,700 $ 2,692
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(e)
5,900 5,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(e)
2,000 2,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(e)
2,600 2,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.20%, 02/15/2056
(e)
2,500 2,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.63%, 05/15/2055
(e)
4,500 4,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Electricite de France SA
9.13%, 03/15/2033
(d),(e)
6,800 7,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(e),(i)
2,000 2,316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LLC
6.85%, 10/01/2056
(e)
1,100 1,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Entergy Corp
6.10%, 06/15/2056
(e)
400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
6.25%, 04/01/2056
(e)
1,100 1,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
7.63%, 12/15/2054
(e)
500 521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(e)
1,000 1,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(e)
2,700 2,781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(e)
3,580 3,614
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(e)
1,500 1,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(e)
2,000 2,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 50,251
Food - 0 .79%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(i)
7,000 6,993
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .88%
AltaGas Ltd
7.20%, 10/15/2054
(e),(i)
$ 1,500 $ 1,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
6.95%, 11/30/2054
(e)
6,000 6,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 7,794
Insurance - 12 .27%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 2,995
Corebridge Financial Inc
6.38%, 09/15/2054
(e)
1,200 1,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(e)
4,270 4,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(e)
4,000 4,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd
6.20%, 01/16/2035
(d),(e),(i)
6,000 6,132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(e)
1,600 1,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(i)
6,100 6,826
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h),(i)
1,100 1,222
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(e),(i)
3,600 3,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(e),(i)
4,650 4,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
2,200 2,405
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
5.85%, 03/15/2056
(e)
2,000 1,977
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
9.25%, 04/08/2068
(i)
11,372 13,326
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,553
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(e),(i)
3,600 3,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(e),(i)
4,600 4,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(e),(i)
10,500 9,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co (continued)
6.50%, 04/30/2055
(e)
$ 1,500 $ 1,579
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
3.70%, 10/01/2050
(e)
8,000 7,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(e)
785 808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(e)
400 404
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(i)
5,000 4,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
5.88%, 09/10/2055
(e),(i)
4,000 3,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(e),(i)
1,600 1,614
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(e),(i)
4,600 4,603
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.50%, 05/02/2052
(e)
7,200 6,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 108,590
Oil & Gas - 0 .86%
BP Capital Markets PLC
4.88%, 03/22/2030
(d),(e)
2,575 2,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Phillips 66 Co
6.20%, 03/15/2056
(e)
5,000 5,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 7,563
Pipelines - 6 .10%
Enbridge Inc
5.75%, 07/15/2080
(e)
5,000 5,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(e)
11,000 11,080
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(e)
2,000 2,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(e)
4,650 5,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.50%, 02/15/2056
(e)
2,600 2,621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 02/15/2056
(e)
11,335 11,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
5.25%, 08/16/2077
(e)
$ 338 $ 338
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(e)
1,300 1,297
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
TransCanada PipeLines Ltd
6.38%, 10/17/2056
(e)
1,000 1,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
Transcanada Trust
5.50%, 09/15/2079
(e)
6,400 6,368
CME Term Secured Overnight Financing
Rate 3 Month + 4.42%
5.60%, 03/07/2082
(e)
7,300 7,227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
$ 54,033
Sovereign - 1 .54%
CoBank ACB
4.25%, 01/01/2027
(d),(e)
2,000 1,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.45%, 10/01/2027
(d),(e)
5,000 5,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
6,477 6,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
$ 13,666
Telecommunications - 0 .79%
TELUS Corp
6.38%, 06/09/2056
(e)
4,700 4,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
6.63%, 10/15/2055
(e)
1,100 1,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Verizon Communications Inc
6.05%, 05/14/2058
(e)
900 912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
6.20%, 05/14/2056
(e)
300 304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
$ 7,027
TOTAL BONDS $ 856,826
Total Investments $ 908,693
Other Assets and Liabilities -  (2.65)% (23,429)
TOTAL NET ASSETS - 100.00% $ 885,264
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $30,926 or
3.49% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Capital Securities Fund
May 31, 2026 (unaudited)
See accompanying notes.

(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $199,585 or 22.55% of net assets.
(g) Security purchased on a when-issued basis.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $29,859 or 3.37% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $159,521 or 18.02% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 32,192 $ 450,348 $ 447,222 $ 35,318
$ 32,192 $ 450,348 $ 447,222 $ 35,318
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 178 $ — $ — $ —
$ 178 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10.71% Shares Held Value (000's)
Closed-End Funds - 0.24%
Sprott Physical Uranium Trust
(a)
327,100 $ 6,468
Exchange-Traded Funds - 7.16%
abrdn Bloomberg All Commodity Strategy K-1 Free
ETF
481,710 11,773
Global X US Infrastructure Development ETF 1,469,200 82,731
iShares Global Infrastructure ETF 323,498 21,545
SPDR Gold MiniShares Trust
(a),(b)
545,820 49,085
State Street SPDR S&P Global Natural Resources
ETF
163,575 12,031
Vanguard Real Estate ETF 161,664 15,471
$ 192,636
Money Market Funds - 3.31%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(c),(e)
6,003,663 6,004
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 3.53%
(a),(c)
11,279,043 11,279
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(c),(d),(e)
71,743,611 71,743
$ 89,026
TOTAL INVESTMENT COMPANIES $ 288,130
COMMON STOCKS - 77.13% Shares Held Value (000's)
Agriculture - 1.05%
Archer-Daniels-Midland Co 168,042 $ 13,406
Bunge Global SA 74,755 9,217
Darling Ingredients Inc
(f)
24,818 1,467
Wilmar International Ltd 1,503,100 4,229
$ 28,319
Biotechnology - 0.64%
Corteva Inc 220,282 17,244
Building Materials - 0.57%
Boise Cascade Co 3,651 255
Builders FirstSource Inc
(f)
1,523 116
CRH PLC 42,364 4,609
Interfor Corp
(f)
53,102 422
Louisiana-Pacific Corp 14,663 1,120
Masterbrand Inc
(f)
12,846 111
Stella-Jones Inc 3,376 189
Svenska Cellulosa AB SCA 424,719 4,672
UFP Industries Inc 4,159 337
West Fraser Timber Co Ltd 49,424 3,416
$ 15,247
Chemicals - 1.42%
CF Industries Holdings Inc 46,863 5,265
FMC Corp 19,599 268
ICL Group Ltd 413,830 2,720
Ingevity Corp
(f)
4,988 338
Mosaic Co/The 49,799 1,190
Nutrien Ltd 209,244 14,329
Nutrien Ltd 132,688 9,096
Yara International ASA 93,340 5,067
$ 38,273
Commercial Services - 1.32%
Anhui Expressway Co Ltd
(g)
326,000 674
Atlas Arteria Ltd 933,455 3,305
Cengage Learning Holdings II Inc
(f)
2,772 51
China Merchants Port Holdings Co Ltd 970,000 1,906
COSCO SHIPPING Ports Ltd 1,126,000 716
GEK TERNA SA 33,329 1,663
Hutchison Port Holdings Trust 4,116,900 844
International Container Terminal Services Inc 162,060 1,980
Jiangsu Expressway Co Ltd 1,012,000 1,355
Shenzhen Expressway Corp Ltd 492,000 432
Shenzhen International Holdings Ltd
(g)
1,134,500 862
SIA Engineering Co Ltd 201,400 510
Sichuan Expressway Co Ltd
(g)
502,000 370
Transurban Group 1,819,702 19,571
Zhejiang Expressway Co Ltd 1,348,000 1,156
$ 35,395
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.09%
Avery Dennison Corp 12,127 $ 1,929
Kimberly-Clark Corp 4,083 399
$ 2,328
Cosmetics & Personal Care - 0.04%
Essity AB 15,852 445
Procter & Gamble Co/The 1,242 178
Unicharm Corp 85,700 510
$ 1,133
Electric - 14.11%
Alliant Energy Corp 115,825 8,294
Ameren Corp 67,248 7,261
American Electric Power Co Inc 133,734 16,940
Axia Energia SA 661,531 6,851
Axia Energia SA ADR 52,924 548
Black Hills Corp 8,936 651
Brookfield Renewable Corp
(g)
391,143 15,638
CenterPoint Energy Inc 143,048 6,045
CGN Power Co Ltd
(h)
616,000 244
China Longyuan Power Group Corp Ltd 192,000 166
China Resources Power Holdings Co Ltd 124,000 336
Cia Energetica de Minas Gerais ADR 110,457 237
Cia Paranaense de Energia - Copel 3,886,648 11,149
Cia Paranaense de Energia - Copel ADR 26,805 306
Clearway Energy Inc - Class C 321,189 13,220
Constellation Energy Corp 52,145 15,005
Dominion Energy Inc 50,027 3,349
Duke Energy Corp 45,338 5,564
E.ON SE 823,929 17,491
Edison International 129,603 9,064
Elia Group SA/NV 18,236 2,835
Enel SpA 2,368,504 26,577
Engie SA 947,029 29,215
Entergy Corp 363,010 39,586
Evergy Inc 34,203 2,806
Exelon Corp 59,948 2,736
Huaneng Power International Inc 236,000 219
Iberdrola SA 748,365 16,990
IDACORP Inc 14,495 2,033
National Grid PLC
(g)
565,079 9,070
NextEra Energy Inc 365,335 31,787
NRG Energy Inc 59,733 8,009
OGE Energy Corp 230,936 10,907
PG&E Corp 129,130 2,110
Portland General Electric Co 196,664 9,857
Public Service Enterprise Group Inc 118,945 9,355
RWE AG 66,325 4,215
Sempra 38,222 3,407
Southern Co/The 71,812 6,611
SSE PLC 128,537 4,019
Vistra Corp 30,299 4,855
Xcel Energy Inc 174,907 13,905
$ 379,463
Engineering & Construction - 4.78%
Aena SME SA
(h)
914,083 26,523
Aeroports de Paris SA 122,243 16,379
Auckland International Airport Ltd 2,153,783 10,665
Beijing Capital International Airport Co Ltd
(f)
1,528,000 334
Corp America Airports SA
(f)
25,254 672
Dalrymple Bay Infrastructure Ltd 986,826 3,924
Enav SpA
(h)
1,273,382 8,010
Ferrovial NV 20,086 1,374
Ferrovial NV - Rights
(f)
19,369 13
Flughafen Zurich AG 20,310 6,158
Fraport AG Frankfurt Airport Services Worldwide 25,955 2,182
Grupo Aeroportuario del Centro Norte SAB de CV
ADR
71,918 7,215
Grupo Aeroportuario del Pacifico SAB de CV ADR 47,349 11,189
Grupo Aeroportuario del Sureste SAB de CV 255,032 7,560
Grupo Aeroportuario del Sureste SAB de CV ADR 22,563 6,687

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Japan Airport Terminal Co Ltd 76,000 $ 2,304
SATS Ltd 741,000 2,236
Vinci SA 104,336 15,174
$ 128,599
Environmental Control - 0.36%
GFL Environmental Inc 47,280 1,586
Republic Services Inc 5,964 1,195
Waste Connections Inc 18,807 2,803
Waste Management Inc 19,367 4,095
$ 9,679
Food - 0.04%
Ingredion Inc 9,884 1,003
Forest Products & Paper - 1.38%
Acadian Timber Corp
(g)
30,700 391
Canfor Corp
(f)
54,328 557
Empresas CMPC SA 178,231 213
Holmen AB 15,043 500
International Paper Co 430,223 14,399
Mondi PLC 302,988 3,065
Nine Dragons Paper Holdings Ltd
(f)
576,000 489
Oji Holdings Corp 647,200 3,178
Sappi Ltd
(f),(g)
115,845 88
Suzano SA ADR
(g)
383,602 3,138
Suzano SA 112,700 930
Sylvamo Corp 7,195 283
UPM-Kymmene Oyj 334,577 9,775
$ 37,006
Gas - 1.07%
AltaGas Ltd 61,432 2,391
China Gas Holdings Ltd 166,800 148
Italgas SpA 113,457 1,331
NiSource Inc 170,586 7,884
Sembcorp Industries Ltd 442,700 2,217
Snam SpA 2,014,972 14,726
$ 28,697
Hand & Machine Tools - 0.02%
Makita Corp 11,500 399
Healthcare - Products - 0.00%
Carestream Health Inc
(f)
17,410 4
Healthcare - Services - 0.11%
Chartwell Retirement Residences 210,700 3,087
Home Builders - 0.06%
DR Horton Inc 2,465 363
KB Home 1,275 62
Meritage Homes Corp 1,397 91
PulteGroup Inc 2,923 346
Sumitomo Forestry Co Ltd 63,000 516
Toll Brothers Inc 2,413 334
$ 1,712
Housewares - 0.02%
Scotts Miracle-Gro Co/The 7,011 414
Investment Companies - 0.06%
Infratil Ltd 167,499 1,576
Iron & Steel - 1.39%
ArcelorMittal SA 30,515 2,101
ArcelorMittal SA 142,137 9,866
Fortescue Ltd 119,028 1,912
Nippon Steel Corp 384,600 1,369
Novolipetsk Steel PJSC
(f)
1,124,750 —
Nucor Corp 49,840 12,460
POSCO Holdings Inc 5,388 1,518
Reliance Inc 3,743 1,425
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 9,827 2,556
Vale SA ADR 256,709 4,171
$ 37,378
Lodging - 0.19%
Hilton Worldwide Holdings Inc 15,700 5,144
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.28%
ANDRITZ AG 3,608 $ 328
CNH Industrial NV 657,240 6,711
Kadant Inc 915 292
Valmet Oyj 9,225 250
$ 7,581
Mining - 6.64%
Agnico Eagle Mines Ltd 35,860 6,593
Agnico Eagle Mines Ltd 67,826 12,422
Alamos Gold Inc 121,095 4,941
Alcoa Corp 47,273 3,670
Anglo American PLC 221,684 11,863
Anglogold Ashanti Plc 30,353 2,939
Antofagasta PLC 24,702 1,361
Barrick Mining Corp 119,883 5,122
BHP Group Ltd 357,644 15,922
Cameco Corp 22,378 2,515
Cameco Corp 22,502 2,536
Capstone Copper Corp
(f)
268,435 2,923
China Hongqiao Group Ltd 235,500 844
First Quantum Minerals Ltd
(f)
48,309 1,487
Franco-Nevada Corp 13,758 3,187
Freeport-McMoRan Inc 324,685 21,335
Glencore PLC
(f)
680,509 5,176
Gold Fields Ltd ADR 64,074 2,554
Hudbay Minerals Inc 116,646 3,401
Impala Platinum Holdings Ltd ADR 127,835 1,823
Ivanhoe Mines Ltd
(f)
54,028 479
Kinross Gold Corp 85,875 2,609
Newmont Corp 205,204 22,534
Norsk Hydro ASA 511,564 6,256
Northern Star Resources Ltd 102,426 1,396
Polyus PJSC
(f)
124,590 —
Rio Tinto Ltd 26,618 3,560
Rio Tinto PLC 111,626 11,856
Royal Gold Inc 27,302 6,129
Southern Copper Corp 5,972 1,142
Teck Resources Ltd 31,978 2,121
Valterra Platinum Ltd 20,216 1,676
Wheaton Precious Metals Corp 32,452 4,363
Zijin Mining Group Co Ltd 428,000 1,794
$ 178,529
Oil & Gas - 7.50%
Antero Resources Corp
(f)
163,233 5,836
BP PLC 2,736,614 19,330
Canadian Natural Resources Ltd 208,592 9,486
Cenovus Energy Inc 69,441 1,917
Chevron Corp 40,172 7,330
ConocoPhillips 134,150 15,291
Devon Energy Corp 24,673 1,098
Diamondback Energy Inc 69,675 13,342
Ecopetrol SA ADR 12,651 185
Empresas Copec SA 49,717 353
Eni SpA 106,499 2,786
EOG Resources Inc 11,629 1,551
EQT Corp 89,334 4,907
Equinor ASA 43,266 1,564
Expand Energy Corp 62,320 5,794
Exxon Mobil Corp 177,899 25,841
Imperial Oil Ltd
(g)
7,785 924
Kunlun Energy Co Ltd 218,000 199
Marathon Petroleum Corp 36,888 9,177
Occidental Petroleum Corp 200,551 11,357
Petroleo Brasileiro SA - Petrobras ADR 95,407 1,791
Phillips 66 41,088 7,227
Reliance Industries Ltd
(h)
86,741 4,851
Repsol SA 56,682 1,463
Shell PLC 291,130 12,302
Suncor Energy Inc
(g)
61,086 3,818
Suncor Energy Inc 207,129 12,917

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
TotalEnergies SE 104,099 $ 9,134
Valero Energy Corp 6,537 1,600
Weatherford International PLC 59,078 6,123
Woodside Energy Group Ltd 97,486 2,132
$ 201,626
Oil & Gas Services - 0.65%
Baker Hughes Co 21,179 1,353
Halliburton Co 17,950 698
SLB Ltd 281,105 15,334
$ 17,385
Packaging & Containers - 1.15%
Amcor PLC 72,492 2,814
Billerud Aktiebolag 43,048 285
Graphic Packaging Holding Co 85,149 959
Klabin SA 165,391 550
Packaging Corp of America 58,118 12,722
SIG Group AG
(f)
221,490 3,417
Smurfit Westrock PLC 106,915 4,400
Sonoco Products Co 10,535 513
Stora Enso Oyj 446,224 5,222
$ 30,882
Pipelines - 8.15%
Antero Midstream Corp 24,041 504
APA Group 2,787,763 20,172
Cheniere Energy Inc 45,296 10,185
DT Midstream Inc 87,031 12,182
Enbridge Inc 479,603 26,314
Enbridge Inc 145,455 7,962
Energy Transfer LP 112,356 2,154
Gaztransport Et Technigaz SA 2,695 621
Keyera Corp 16,768 696
Kinder Morgan Inc 283,037 8,797
ONEOK Inc 189,884 15,939
Pembina Pipeline Corp 504,744 23,545
Rockpoint Gas Storage Inc 33,432 714
South Bow Corp 474,864 17,084
Targa Resources Corp 41,478 10,580
TC Energy Corp 434,529 28,953
Williams Cos Inc/The 460,784 32,895
$ 219,297
Real Estate - 2.42%
CBRE Group Inc
(f)
27,927 3,492
City Developments Ltd 703,200 4,726
CoStar Group Inc
(f)
81,642 2,629
CTP NV
(h)
156,600 2,968
Jones Lang LaSalle Inc
(f)
6,200 1,750
Mitsubishi Estate Co Ltd 594,900 15,032
Mitsui Fudosan Co Ltd 566,200 5,420
Qualitas Ltd
(g)
1,418,189 2,911
Sky Harbour Group Corp
(f),(g)
19,710 185
Sumitomo Realty & Development Co Ltd 236,700 5,521
Sun Hung Kai Properties Ltd 853,600 14,336
Swire Properties Ltd 1,035,400 2,940
TAG Immobilien AG 196,000 3,243
$ 65,153
REITs - 18.16%
Agree Realty Corp 145,709 10,804
Alexandria Real Estate Equities Inc 73,772 3,665
American Healthcare REIT Inc 171,711 8,395
American Homes 4 Rent 332,906 10,680
American Tower Corp 43,314 8,098
AvalonBay Communities Inc 64,609 11,792
Blackstone Digital Infrastructure Trust Inc
(f)
139,054 3,008
Boardwalk Real Estate Investment Trust 44,200 2,055
British Land Co PLC/The 637,943 3,477
BXP Inc 71,047 4,264
Camden Property Trust 36,385 3,877
CapitaLand Integrated Commercial Trust 4,732,215 8,423
COPT Defense Properties 180,769 5,795
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Cousins Properties Inc 143,038 $ 3,835
Crown Castle Inc 42,183 3,860
Curbline Properties Corp 149,392 4,352
Digital Realty Trust Inc 86,685 16,470
Equinix Inc 37,690 40,254
Equity LifeStyle Properties Inc 67,960 4,198
Equity Residential 61,589 4,031
Essex Property Trust Inc 40,021 10,911
Extra Space Storage Inc 114,472 16,520
Federal Realty Investment Trust 34,630 4,143
Gaming and Leisure Properties Inc 123,861 5,818
Goodman Group 854,205 19,411
Healthpeak Properties Inc 216,043 4,137
Host Hotels & Resorts Inc 192,808 4,431
InvenTrust Properties Corp 210,183 6,963
Invitation Homes Inc 146,967 4,299
Iron Mountain Inc 34,328 4,403
Janus Living Inc 97,975 2,623
Japan Hotel REIT Investment Corp 4,995 2,402
Keppel DC REIT 2,862,028 5,180
Kimco Realty Corp 159,928 3,851
Klepierre SA 112,988 4,609
Link REIT 1,058,614 5,457
Macerich Co/The 160,514 3,615
Merlin Properties Socimi SA 315,856 5,549
Mid-America Apartment Communities Inc 28,831 3,721
Mitsui Fudosan Accommodations Fund Inc 5,803 4,586
Nippon Prologis REIT Inc 5,401 2,891
Prologis Inc 291,757 41,859
Prologis Property Mexico SA de CV 466,565 2,238
Public Storage 12,314 3,740
Rayonier Inc 69,984 1,462
Realty Income Corp 57,186 3,504
Regency Centers Corp 139,246 10,770
Ryman Hospitality Properties Inc 59,543 6,855
Sabra Health Care REIT Inc 261,345 5,198
Safestore Holdings PLC 420,645 3,649
SBA Communications Corp 19,583 3,978
Segro PLC 400,050 3,878
Sekisui House Reit Inc 4,900 2,522
Simon Property Group Inc 37,113 7,605
UDR Inc 102,624 3,787
Unibail-Rodamco-Westfield
(f)
129,569 14,978
Uniti Group Inc - Warrants
(f)
5,235 59
Ventas Inc 282,027 23,809
VICI Properties Inc 129,765 3,662
Vornado Realty Trust 117,106 3,952
Welltower Inc 221,182 45,415
Weyerhaeuser Co 346,599 8,495
$ 488,268
Retail - 0.02%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
Home Depot Inc/The 837 265
Lowe's Cos Inc 1,133 243
$ 508
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(f)
11,047 3
Bright Bidco - 4A2 Shares
(f)
15,092 4
$ 7
Software - 0.00%
Bloom Parent Inc
(f),(i)
103 103
Riverbed Technology Inc
(f)
15,335 —
$ 103
Storage & Warehousing - 0.03%
Westshore Terminals Investment Corp 26,069 799

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.33%
MLN US Holdco LLC
(f),(i)
1,264 $ —
NEXTDC Ltd
(f)
818,841 8,957
$ 8,957
Transportation - 2.24%
Canadian National Railway Co 158,868 18,812
Canadian National Railway Co 18,423 2,184
Canadian Pacific Kansas City Ltd 42,903 3,832
COSCO SHIPPING Energy Transportation Co
Ltd
(f)
96,000 196
CSX Corp 85,389 3,865
Frontline PLC 10,342 353
Getlink SE 884,942 19,337
Qube Holdings Ltd 2,537,128 9,129
Union Pacific Corp 9,927 2,607
$ 60,315
Water - 0.84%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
137,131 757
Pennon Group PLC 1,075,468 7,458
Severn Trent PLC 297,666 11,869
Veolia Environnement SA 62,194 2,509
$ 22,593
TOTAL COMMON STOCKS $ 2,074,103
PREFERRED STOCKS - 0.01% Shares Held Value (000's)
REITs - 0.01%
Uniti Group Inc 0.00%
(f),(i)
171 $ 187
TOTAL PREFERRED STOCKS $ 187
SENIOR FLOATING RATE INTERESTS
- 0.01%
Principal
Amount (000's) Value (000's)
Beverages - 0.00%
BrewCo Borrower LLC
10.64%, 09/30/2030 $ 45 $ 4
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
10.66%, 09/30/2030 10 4
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 8
Commercial Services - 0.00%
Medical Solutions Holdings Inc ; Term Loan B
7.27%, 10/06/2028 16 2
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Diversified Financial Services - 0.00%
Ditech Holding Corp ; Term Loan B-Exit
0.00%, 06/30/2022
(f),(i)
792 —
3 Month USD LIBOR + 6.00%
Healthcare - Products - 0.00%
Vyaire Medical Inc
0.00%, 10/10/2024
(f),(i)
287 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
0.00%, 04/16/2025
(f),(i)
510 —
$ —
Healthcare - Services - 0.01%
Medical Solutions LLC
7.26%, 11/01/2028 227 159
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Pipelines - 0.00%
New Fortress Energy Inc ; Term Loan B
0.00%, 10/27/2028
(f)
1 1
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.00%
Serta Simmons Bedding LLC ; Term Loan Exit
11.30%, 06/29/2028 $ 19 $ 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
Software - 0.00%
West Technology Group LLC ; Term Loan B3
7.91%, 04/09/2027 213 33
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Telecommunications - 0.00%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(f),(i)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 221
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 12.73%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 12.73%
3.48%, 06/25/2026
(a),(j),(k)
$ 65,400 $ 65,241
3.49%, 07/16/2026
(a),(j),(k)
15,025 14,958
3.52%, 07/30/2026
(a),(j),(k)
2,000 1,988
3.53%, 08/27/2026
(a),(j),(k),(l)
1,600 1,586
3.58%, 07/14/2026
(a),(j)
32,105 31,966
3.59%, 07/07/2026
(a),(j)
65,435 65,198
3.59%, 10/01/2026
(a),(j)
3,000 2,963
3.60%, 07/09/2026
(a),(j)
9,775 9,738
3.60%, 07/23/2026
(a),(j)
1,165 1,159
3.60%, 10/15/2026
(a),(j),(k)
4,500 4,438
3.61%, 06/09/2026
(a),(j)
2,205 2,203
3.61%, 06/11/2026
(a),(j)
9,250 9,241
3.61%, 06/16/2026
(a),(j)
13,960 13,939
3.61%, 06/23/2026
(a),(j)
15,860 15,825
3.61%, 07/02/2026
(a),(j)
20,620 20,556
3.62%, 06/30/2026
(a),(j)
19,400 19,343
3.62%, 07/28/2026
(a),(j)
1,180 1,173
3.62%, 11/19/2026
(a),(j)
6,240 6,132
3.64%, 06/18/2026
(a),(j),(l)
54,925 54,831
$ 342,478
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 342,478
Total Investments $ 2,705,119
Other Assets and Liabilities -  (0.59)% (15,893)
TOTAL NET ASSETS - 100.00% $ 2,689,226
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,654 or
0.88% of net assets.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,879 or 0.85% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,596 or 1.58% of net assets.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Rate shown is the discount rate of the original purchase.
(k) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,497 or 0.32% of net assets.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$20,058 or 0.75% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 51,139 $ 1,701,966 $ 1,681,362 $ 71,743
$ 51,139 $ 1,701,966 $ 1,681,362 $ 71,743
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 1,169 $ — $ — $ —
$ 1,169 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; August 2026
(a)
Long 319 $ 29,067 $ (989)
Brent Crude; December 2026
(a)
Long 47 3,956 130
Brent Crude; November 2026
(a)
Long 7 599 (39)
Brent Crude; September 2026
(a)
Long 33 2,941 (244)
California Carbon Allowance Vintage; December 2026
(a)
Long 189 5,927 (2)
California Low Carbon Fuel; December 2026
(a)
Long 100 735 117
Cocoa; December 2026
(a)
Long 12 492 (30)
Cocoa; July 2026
(a)
Long 27 1,059 136
Cocoa; September 2026
(a)
Short 3 120 7
Coffee 'C'; December 2026
(a)
Long 9 848 (56)
Coffee 'C'; July 2026
(a)
Long 3 299 (20)
Coffee 'C'; September 2026
(a)
Short 1 97 7
Copper; December 2026
(a)
Long 7 1,144 71
Copper; July 2026
(a)
Short 1 160 (8)
Copper; July 2026
(a)
Long 82 13,097 403
Copper; September 2026
(a)
Short 2 322 2
Corn; December 2026
(a)
Short 57 1,354 50
Corn; July 2026
(a)
Long 853 19,053 (715)
Corn; September 2026
(a)
Short 7 160 9
Cotton No.2; December 2026
(a)
Long 21 836 (9)
Cotton No.2; July 2026
(a)
Short 20 761 3
Cotton No.2; July 2026
(a)
Long 94 3,579 (279)
Euro Milling Wheat; September 2026
(a)
Long 526 6,365 60
Feeder Cattle; August 2026
(a)
Long 3 523 (32)
Feeder Cattle; October 2026
(a)
Long 1 171 (13)
Gasoline RBOB; July 2026
(a)
Long 36 4,588 (457)
Gasoline RBOB; November 2026
(a)
Long 13 1,387 (75)
Gasoline RBOB; October 2026
(a)
Short 2 222 —
Gold 100 oz; August 2026
(a)
Long 105 48,226 (6,023)
Gold 100 oz; December 2026
(a)
Long 6 2,796 (102)
KC HRW Wheat; December 2026
(a)
Long 14 474 (27)
KC HRW Wheat; July 2026
(a)
Short 10 325 (9)
KC HRW Wheat; September 2026
(a)
Short 2 66 6
Lean Hogs; August 2026
(a)
Short 2 79 6
Lean Hogs; July 2026
(a)
Long 5 199 (9)
Lean Hogs; October 2026
(a)
Long 20 683 (51)
Live Cattle; October 2026
(a)
Long 8 737 (26)
LME Copper; December 2026
(a)
Short — — (91)
LME Copper; July 2026
(a)
Short 1 340 19
LME Copper; June 2026
(a)
Short — — (7)
LME Copper; June 2026
(a)
Short — — (733)
LME Copper; November 2026
(a)
Long 2 682 24
LME Copper; September 2026
(a)
Short — — 9
LME Copper; September 2026
(a)
Long 74 25,226 684
LME Lead; July 2026
(a)
Short 2 100 (46)
LME Lead; November 2026
(a)
Long 14 716 12
LME Lead; September 2026
(a)
Short 1 51 (3)
LME Nickel; December 2026
(a)
Long 2 231 (1)
LME Nickel; July 2026
(a)
Short 3 341 (66)
LME Nickel; July 2026
(a)
Long 82 9,339 460

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Nickel; June 2026
(a)
Short — $ — $ (25)
LME Nickel; June 2026
(a)
Short — — (85)
LME Nickel; November 2026
(a)
Long 8 922 (26)
LME Nickel; September 2026
(a)
Short 1 115 102
LME Primary Alum; December 2026
(a)
Long 5 446 10
LME Primary Alum; December 2026
(a)
Short — — 27
LME Primary Alum; July 2026
(a)
Short 2 185 58
LME Primary Alum; July 2026
(a)
Long 353 32,652 1,434
LME Primary Alum; June 2026
(a)
Short — — (40)
LME Primary Alum; June 2026
(a)
Short — — 1,663
LME Primary Alum; November 2026
(a)
Long 14 1,260 40
LME Primary Alum; September 2026
(a)
Short 2 183 130
LME Tin;July 2026
(a)
Short — — 11
LME Tin;November 2026
(a)
Long 1 278 28
LME Tin;September 2026
(a)
Short — — (6)
LME Zinc; July 2026
(a)
Short 1 88 35
LME Zinc; November 2026
(a)
Long 13 1,147 47
LME Zinc; September 2026
(a)
Short 1 89 11
Low Sulphur Gasoline; July 2026
(a)
Long 102 10,213 674
Low Sulphur Gasoline; November 2026
(a)
Long 15 1,371 (57)
Natural Gas; December 2026
(a)
Long 48 1,980 (110)
Natural Gas; July 2026
(a)
Long 7 230 14
Natural Gas; June 2027
(a)
Short 51 1,568 27
Natural Gas; November 2026
(a)
Long 32 1,133 12
Natural Gas; October 2026
(a)
Long 38 1,264 52
NY Harbor ULSD; August 2026
(a)
Long 8 1,154 304
NY Harbor ULSD; July 2026
(a)
Long 39 5,715 (426)
NY Harbor ULSD; November 2026
(a)
Long 10 1,380 (30)
NY Harbor ULSD; September 2026
(a)
Short 2 285 3
Palladium; September 2026
(a)
Long 5 691 (52)
PJM Western Hub Real-Time Peak Mini; April 2027
(a)
Long 9 195 (30)
PJM Western Hub Real-Time Peak Mini; August 2027
(a)
Long 9 258 34
PJM Western Hub Real-Time Peak Mini; December 2027
(a)
Long 9 254 19
PJM Western Hub Real-Time Peak Mini; February 2027
(a)
Long 9 246 42
PJM Western Hub Real-Time Peak Mini; January 2027
(a)
Long 9 297 93
PJM Western Hub Real-Time Peak Mini; July 2027
(a)
Long 9 296 82
PJM Western Hub Real-Time Peak Mini; June 2027
(a)
Long 9 213 (12)
PJM Western Hub Real-Time Peak Mini; March 2027
(a)
Long 9 205 (30)
PJM Western Hub Real-Time Peak Mini; May 2027
(a)
Long 9 177 (27)
PJM Western Hub Real-Time Peak Mini; November 2027
(a)
Long 9 202 (12)
PJM Western Hub Real-Time Peak Mini; October 2027
(a)
Long 9 202 (12)
PJM Western Hub Real-Time Peak Mini; September 2027
(a)
Long 9 210 (4)
Platinum; July 2026
(a)
Short 1 96 2
Platinum; October 2026
(a)
Long 3 293 (32)
Robusta Coffee 10tn; November 2026
(a)
Long 7 229 2
Silver; December 2026
(a)
Long 4 1,545 15
Silver; July 2026
(a)
Long 2 759 (39)
Silver; September 2026
(a)
Short 1 382 22
Silver; September 2026
(a)
Long 5 1,911 (1)
Soybean Future; July 2026
(a)
Long 174 10,325 473
Soybean Future; November 2026
(a)
Short 23 1,368 (3)
Soybean Meal; December 2026
(a)
Long 20 641 8
Soybean Meal; July 2026
(a)
Short 11 363 (5)
Soybean Oil; December 2026
(a)
Long 24 1,043 51
Soybean Oil; July 2026
(a)
Short 7 326 (45)
Sugar #11; July 2026
(a)
Short 21 331 21
Sugar #11; October 2026
(a)
Long 380 6,189 (167)
Wheat; December 2026
(a)
Long 20 643 (25)
Wheat; July 2026
(a)
Short 185 5,647 (148)
Wheat; September 2026
(a)
Short 3 94 9
White Sugar; October 2026
(a)
Long 9 195 12
WTI Crude; August 2026
(a)
Long 80 6,824 1,482
WTI Crude; July 2026
(a)
Long 161 14,065 (1,156)
WTI Crude; November 2026
(a)
Long 7 558 (25)
WTI Crude; October 2026
(a)
Long 8 650 (16)
Total $ (3,544)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 $ 1 $ — $ — $ (14)
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2027 7 — — (89)
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 27 — — (377)
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2027 5 — — (55)
Goldman Sachs &
Co
(a)
3 Month US Treasury Bill
High Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 37 — — (511)
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.25%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 10 — — (33)
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.25%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 17 — — (13)
Total $ — $ — $ (1,092)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Global Listed Infrastructure Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .58 % Shares Held Value (000's)
Money Market Funds - 1 .58%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
810,120 $ 810
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(c)
944,888 945
$ 1,755
TOTAL INVESTMENT COMPANIES $ 1,755
COMMON STOCKS - 99 .08 % Shares Held Value (000's)
Commercial Services - 8 .09%
Atlas Arteria Ltd 1,121,518 $ 3,971
JSW Infrastructure Ltd 408,638 1,184
Motiva Infraestrutura de Mobilidade SA 816,122 2,299
Transurban Group 144,816 1,557
$ 9,011
Electric - 39 .05%
Algonquin Power & Utilities Corp 519,600 3,075
CenterPoint Energy Inc 81,656 3,451
CMS Energy Corp 37,755 2,740
Consolidated Edison Inc 28,988 3,062
EDP Renewables SA 79,330 1,312
Elia Group SA/NV 19,189 2,983
Entergy Corp 43,791 4,775
Fervo Energy Co
(d),(e)
26,894 986
National Grid PLC 158,252 2,540
NextEra Energy Inc 89,337 7,773
PG&E Corp 181,675 2,969
Sempra 48,705 4,341
Xcel Energy Inc 43,566 3,463
$ 43,470
Engineering & Construction - 8 .66%
Aeroports de Paris SA 17,230 2,309
Beijing Capital International Airport Co Ltd
(d)
3,234,000 706
Cellnex Telecom SA
(d),(f)
64,423 2,156
China Tower Corp Ltd
(f)
1,104,500 1,397
Enav SpA
(f)
302,981 1,906
Sarana Menara Nusantara Tbk PT 55,100,500 1,171
$ 9,645
Environmental Control - 1 .58%
Cleanaway Waste Management Ltd 1,066,113 1,756
Gas - 2 .09%
ENN Energy Holdings Ltd 332,500 2,331
Oil & Gas Services - 1 .20%
Solaris Energy Infrastructure Inc 19,213 1,336
Pipelines - 13 .62%
APA Group 197,489 1,429
DT Midstream Inc 15,942 2,232
Gibson Energy Inc 140,400 2,897
Kinetik Holdings Inc 41,288 1,897
Venture Global Inc 89,738 1,080
Williams Cos Inc/The 78,788 5,625
$ 15,160
REITs - 8 .90%
American Tower Corp 21,312 3,984
Crown Castle Inc 40,822 3,735
Equinix Inc 2,051 2,191
$ 9,910
Transportation - 10 .56%
CSX Corp 110,453 4,999
East Japan Railway Co 66,300 1,412
Rumo SA 719,658 1,959
Union Pacific Corp 12,913 3,392
$ 11,762
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 5 .33%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
272,050 $ 1,510
Guangdong Investment Ltd 2,310,524 2,462
Severn Trent PLC 49,229 1,963
$ 5,935
TOTAL COMMON STOCKS $ 110,316
Total Investments $ 112,071
Other Assets and Liabilities -  (0.66)% (737)
TOTAL NET ASSETS - 100.00% $ 111,334
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $810 or
0.73% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $742 or 0.67% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,459 or 4.90% of net assets.

Schedule of Investments
Global Listed Infrastructure Fund
May 31, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 2,721 $ 71,434 $ 73,210 $ 945
$ 2,721 $ 71,434 $ 73,210 $ 945
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 63 $ — $ — $ —
$ 63 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Macro Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 85 .79 % Shares Held Value (000's)
Money Market Funds - 85 .79%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
34,297,424 $ 34,297
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(c)
112,142,398 112,143
$ 146,440
TOTAL INVESTMENT COMPANIES $ 146,440
Total Investments $ 146,440
Other Assets and Liabilities -  14.21% 24,265
TOTAL NET ASSETS - 100.00% $ 170,705
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities November 14, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ — $ 169,706 $ 57,563 $ 112,143
$ — $ 169,706 $ 57,563 $ 112,143
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 2,117 $ — $ — $ —
$ 2,117 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
AEX Index; June 2026 Short 40 $ 9,666 $ (245)
AEX Index; June 2026 Long 2 483 7
Australia 10 Year Bond; June 2026 Short 444 34,793 (237)
Bovespa; June 2026 Short 285 9,897 749
Bovespa; June 2026 Long 10 347 (27)
Brent Crude; September 2026
(a)
Long 2 178 (21)
CAC40 Index; June 2026 Short 44 4,198 (128)
CAC40 Index; June 2026 Long 2 191 3
Canada 10 Year Bond; September 2026 Long 370 32,268 298
Cocoa; July 2026
(a)
Short 54 2,118 (268)
Coffee 'C'; July 2026
(a)
Long 9 896 (61)
Coffee 'C'; July 2026
(a)
Short 3 299 23
Copper; July 2026
(a)
Short 11 1,757 (60)
Copper; July 2026
(a)
Long 7 1,118 13
Corn; July 2026
(a)
Long 15 335 (12)
Corn; July 2026
(a)
Short 30 670 9
Cotton No.2; July 2026
(a)
Short 40 1,523 (32)
Cotton No.2; July 2026
(a)
Long 16 609 (25)
DAX Index; June 2026 Long 3 2,202 57
Euro Bond 10 Year Bond; June 2026 Short 360 53,114 (390)
Euro-BTP; June 2026 Long 107 14,853 (126)
Euro-BTP; June 2026 Short 27 3,748 (51)
Euro-Oat; June 2026 Short 31 4,369 (48)
FTSE Taiwan Index; June 2026 Long 3 473 30
FTSE/JSE Top 40; June 2026 Long 255 16,859 (11)
FTSE/MIB Index; June 2026 Short 43 12,564 (1,010)
FTSE/MIB Index; June 2026 Long 1 292 18
FTSE100 Index; June 2026 Short 9 1,266 (13)
FTSE100 Index; June 2026 Long 4 563 (4)
Gasoline RBOB; July 2026
(a)
Long 17 2,167 (104)
Hang Seng Index; June 2026 Short 80 12,755 228
Hang Seng Index; June 2026 Long 2 319 (4)
IFSC Nifty 50; June 2026 Long 159 7,544 (19)
IFSC Nifty 50; June 2026 Short 18 854 3
Japan 10 Year Bond TSE; June 2026 Long 26 21,041 (181)
Japan 10 Year Bond TSE; June 2026 Short 9 7,283 48
Japan Topix Index; June 2026 Long 40 9,951 749
KC HRW Wheat; July 2026
(a)
Long 14 455 (24)
KOSPI 200 Index; June 2026 Long 37 8,286 3,332
Lean Hogs; July 2026
(a)
Short 25 995 8
Live Cattle; August 2026
(a)
Short 7 669 1
Live Cattle; August 2026
(a)
Long 8 765 (3)
LME Lead; July 2026
(a)
Short 30 1,508 (39)
LME Lead; July 2026
(a)
Long 7 352 (10)
LME Nickel; July 2026
(a)
Short 9 1,025 48
LME Nickel; July 2026
(a)
Long 11 1,253 1

Consolidated Schedule of Investments
Global Macro Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Primary Alum; July 2026
(a)
Long 12 $ 1,110 $ 55
LME Primary Alum; July 2026
(a)
Long 14 1,295 44
LME Zinc; July 2026
(a)
Short 6 531 (35)
LME Zinc; July 2026
(a)
Long 16 1,415 35
Low Sulphur Gasoline; July 2026
(a)
Long 23 2,303 (194)
Mex Bolsa Index; June 2026 Short 173 6,875 (165)
Mex Bolsa Index; June 2026 Long 9 358 7
MSCI Singapore Index; June 2026 Long 208 7,510 (10)
Natural Gas; July 2026
(a)
Long 43 1,415 72
NY Harbor ULSD; July 2026
(a)
Long 18 2,637 (8)
OMXS30 Index; June 2026 Long 131 4,460 107
Platinum; July 2026
(a)
Long 6 579 (42)
S&P 500 Emini; June 2026 Long 59 22,408 1,621
S&P/TSX 60 Index; June 2026 Long 43 12,619 506
Silver; July 2026
(a)
Long 3 1,138 (64)
Soybean Future; July 2026
(a)
Short 3 178 2
Soybean Future; July 2026
(a)
Long 6 356 2
Soybean Meal; July 2026
(a)
Long 19 627 (5)
Soybean Oil; July 2026
(a)
Short 20 933 (136)
Soybean Oil; July 2026
(a)
Long 12 560 63
SPI 200 Index; June 2026 Short 99 15,566 (72)
Sugar #11; July 2026
(a)
Long 11 173 (7)
Sugar #11; July 2026
(a)
Short 15 236 (2)
Swiss Market Index; June 2026 Short 41 7,125 (183)
Swiss Market Index; June 2026 Long 1 174 7
UK 10 Year Gilt; September 2026 Long 186 22,228 275
UK 10 Year Gilt; September 2026 Short 27 3,227 (31)
US 10 Year Treasury Note; September 2026 Short 326 35,804 (238)
Wheat; July 2026
(a)
Short 39 1,190 (3)
Wheat; July 2026
(a)
Long 15 458 (22)
WIG20 Index; June 2026 Short 132 2,646 (31)
WIG20 Index; June 2026 Long 32 641 22
WTI Crude; July 2026
(a)
Long 29 2,534 (119)
Total $ 3,923
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 06/17/2026 AUD 3,189 $ 2,225 $ 67 $ —
ANZ Stockbroking 06/17/2026 CAD 7,705 $ 5,661 — (68)
ANZ Stockbroking 06/17/2026 NZD 4,557 $ 2,717 12 —
ANZ Stockbroking 06/17/2026 $ 527 KRW 795,577 — (1)
ANZ Stockbroking 06/17/2026 $ 815 INR 77,762 — (2)
ANZ Stockbroking 06/17/2026 $ 1,150 IDR 20,596,281 — (3)
ANZ Stockbroking 06/17/2026 $ 1,546 CAD 2,125 3 —
ANZ Stockbroking 06/17/2026 $ 665 AUD 957 — (22)
ANZ Stockbroking 06/17/2026 $ 1,070 EUR 925 — (10)
ANZ Stockbroking 06/17/2026 $ 5,650 GBP 4,238 — (57)
ANZ Stockbroking 06/17/2026 $ 22,626 CHF 17,492 176 —
ANZ Stockbroking 06/17/2026 $ 3,764 NZD 6,354 — (43)
RBC Dominon Securities Corp 06/17/2026 AUD 875 $ 621 8 —
RBC Dominon Securities Corp 06/17/2026 BRL 79,657 $ 15,896 — (163)
RBC Dominon Securities Corp 06/17/2026 CAD 21,131 $ 15,493 — (155)
RBC Dominon Securities Corp 06/17/2026 EUR 1,565 $ 1,820 6 —
RBC Dominon Securities Corp 06/17/2026 INR 1,211,124 $ 12,827 — (100)
RBC Dominon Securities Corp 06/17/2026 IDR 386,776,866 $ 22,141 — (491)
RBC Dominon Securities Corp 06/17/2026 MXN 5,612 $ 324 — —
RBC Dominon Securities Corp 06/17/2026 TWD 409,802 $ 12,908 136 —
RBC Dominon Securities Corp 06/17/2026 NZD 21,270 $ 12,541 200 —
RBC Dominon Securities Corp 06/17/2026 NOK 71,419 $ 7,671 67 (14)
RBC Dominon Securities Corp 06/17/2026 PLN 4,026 $ 1,081 29 —
RBC Dominon Securities Corp 06/17/2026 ZAR 956 $ 57 2 —
RBC Dominon Securities Corp 06/17/2026 KRW 38,997,670 $ 25,919 — (38)
RBC Dominon Securities Corp 06/17/2026 SEK 16,725 $ 1,819 2 (7)
RBC Dominon Securities Corp 06/17/2026 CHF 12,493 $ 16,138 — (104)

Consolidated Schedule of Investments
Global Macro Fund
May 31, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 06/17/2026 $ 24,918 AUD 34,970 $ 92 $ (299)
RBC Dominon Securities Corp 06/17/2026 $ 7,831 SEK 72,462 — (24)
RBC Dominon Securities Corp 06/17/2026 $ 14,738 TWD 467,952 — (157)
RBC Dominon Securities Corp 06/17/2026 $ 12,875 NZD 21,696 — (121)
RBC Dominon Securities Corp 06/17/2026 $ 15,093 MXN 263,742 — (103)
RBC Dominon Securities Corp 06/17/2026 $ 5,167 JPY 817,049 31 —
RBC Dominon Securities Corp 06/17/2026 $ 11,425 EUR 9,693 111 —
RBC Dominon Securities Corp 06/17/2026 $ 3,904 ZAR 67,234 — (238)
RBC Dominon Securities Corp 06/17/2026 $ 521 CHF 408 — (3)
RBC Dominon Securities Corp 06/17/2026 $ 3,844 KRW 5,717,462 50 —
Standard Chartered Bank, Hong Kong 06/17/2026 AUD 4,338 $ 3,103 15 —
Standard Chartered Bank, Hong Kong 06/17/2026 BRL 61,095 $ 11,406 662 (1)
Standard Chartered Bank, Hong Kong 06/17/2026 GBP 16,193 $ 21,851 22 (69)
Standard Chartered Bank, Hong Kong 06/17/2026 CAD 6,514 $ 4,725 4 —
Standard Chartered Bank, Hong Kong 06/17/2026 EUR 15,536 $ 18,090 56 (14)
Standard Chartered Bank, Hong Kong 06/17/2026 INR 158,115 $ 1,669 — (7)
Standard Chartered Bank, Hong Kong 06/17/2026 IDR 42,345,299 $ 2,495 — (124)
Standard Chartered Bank, Hong Kong 06/17/2026 JPY 6,257,789 $ 39,594 — (252)
Standard Chartered Bank, Hong Kong 06/17/2026 MXN 452,445 $ 25,564 504 —
Standard Chartered Bank, Hong Kong 06/17/2026 TWD 352,494 $ 11,005 215 —
Standard Chartered Bank, Hong Kong 06/17/2026 NZD 7,546 $ 4,378 142 —
Standard Chartered Bank, Hong Kong 06/17/2026 NOK 218,503 $ 22,608 1,022 —
Standard Chartered Bank, Hong Kong 06/17/2026 PLN 9,785 $ 2,651 47 —
Standard Chartered Bank, Hong Kong 06/17/2026 ZAR 359,088 $ 21,721 403 —
Standard Chartered Bank, Hong Kong 06/17/2026 KRW 23,996,045 $ 16,221 — (295)
Standard Chartered Bank, Hong Kong 06/17/2026 CHF 1,841 $ 2,354 12 (4)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 4,546 GBP 3,407 — (41)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 1,141 BRL 6,074 — (58)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 1,506 NZD 2,576 — (37)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 556 CAD 759 5 —
Standard Chartered Bank, Hong Kong 06/17/2026 $ 20,664 INR 1,952,966 187 (46)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 270 AUD 382 — (4)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 5,899 ZAR 98,125 — (147)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 20,281 MXN 367,423 — (888)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 19,191 JPY 3,007,602 283 —
Standard Chartered Bank, Hong Kong 06/17/2026 $ 8,567 TWD 271,241 — (67)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 2,630 NOK 25,490 — (127)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 31,448 IDR 539,253,364 1,263 —
Standard Chartered Bank, Hong Kong 06/17/2026 $ 14,280 CHF 11,130 — (5)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 26,232 PLN 96,931 — (499)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 21,171 KRW 31,263,324 423 —
Standard Chartered Bank, Hong Kong 06/17/2026 $ 319 SEK 2,960 — (2)
Standard Chartered Bank, Hong Kong 06/17/2026 $ 33,421 EUR 28,802 — (195)
State Street Financial Global Markets 06/17/2026 AUD 23,587 $ 16,877 69 —
State Street Financial Global Markets 06/17/2026 BRL 8,524 $ 1,683 2 (1)
State Street Financial Global Markets 06/17/2026 CAD 172 $ 124 — —
State Street Financial Global Markets 06/17/2026 EUR 268 $ 312 1 —
State Street Financial Global Markets 06/17/2026 MXN 15,018 $ 866 — —
State Street Financial Global Markets 06/17/2026 NOK 34,798 $ 3,722 41 —
State Street Financial Global Markets 06/17/2026 PLN 1,743 $ 484 — (3)
State Street Financial Global Markets 06/17/2026 ZAR 8,399 $ 513 4 —
State Street Financial Global Markets 06/17/2026 SEK 2,233 $ 240 2 —
State Street Financial Global Markets 06/17/2026 CHF 211 $ 269 1 —
State Street Financial Global Markets 06/17/2026 $ 78 KRW 116,526 — —
State Street Financial Global Markets 06/17/2026 $ 5,299 CAD 7,307 3 (8)
State Street Financial Global Markets 06/17/2026 $ 1,050 TWD 33,043 — (2)
State Street Financial Global Markets 06/17/2026 $ 70 JPY 11,111 — —
State Street Financial Global Markets 06/17/2026 $ 2,302 CHF 1,801 — (10)
State Street Financial Global Markets 06/17/2026 $ 12,299 SEK 112,040 153 —
State Street Financial Global Markets 06/17/2026 $ 2,929 PLN 10,663 — (11)
State Street Financial Global Markets 06/17/2026 $ 8,001 INR 773,366 — (126)
State Street Financial Global Markets 06/17/2026 $ 8,582 MXN 148,869 6 (1)
State Street Financial Global Markets 06/17/2026 $ 13,655 GBP 10,099 58 (2)
State Street Financial Global Markets 06/17/2026 $ 1,778 EUR 1,526 — (3)
Total $ 6,597 $ (5,272)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 23.53% Shares Held Value (000's)
Closed-End Funds - 0.30%
BlackRock MuniHoldings Fund Inc 78,154 $ 911
BlackRock MuniYield Quality Fund III Inc 13,263 146
BlackRock MuniYield Quality Fund Inc 41,258 473
Eaton Vance Floating-Rate Income Trust 6,106 66
Franklin Universal Trust 11,812 95
$ 1,691
Exchange-Traded Funds - 2.58%
iShares Broad USD High Yield Corporate Bond
ETF
54,675 2,032
iShares Floating Rate Bond ETF 85,146 4,346
iShares MSCI EAFE Value ETF 11,050 869
PGIM AAA CLO ETF 84,376 4,330
Vanguard Value ETF 13,685 2,899
$ 14,476
Money Market Funds - 20.65%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
4,300,621 4,301
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.55%
(a),(b)
2,441,875 2,442
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(b),(c)
109,309,535 109,309
$ 116,052
TOTAL INVESTMENT COMPANIES $ 132,219
COMMON STOCKS - 37.44% Shares Held Value (000's)
Advertising - 0.00%
Omnicom Group Inc 135 $ 10
Trade Desk Inc/The
(d)
188 4
$ 14
Aerospace & Defense - 0.95%
Airbus SE 603 126
Boeing Co/The
(d)
336 78
General Dynamics Corp
(e)
1,681 583
General Electric Co 508 164
Howmet Aerospace Inc
(e)
3,659 946
L3Harris Technologies Inc
(f)
4,009 1,263
Leonardo SpA
(e)
5,078 323
Lockheed Martin Corp
(e)
828 439
MTU Aero Engines AG
(e)
260 95
Northrop Grumman Corp 57 32
Rolls-Royce Holdings PLC
(e)
18,001 324
RTX Corp
(e)
2,068 371
Safran SA
(e)
1,525 542
TransDigm Group Inc 24 30
$ 5,316
Agriculture - 0.35%
Altria Group Inc 718 50
Archer-Daniels-Midland Co 2,698 216
British American Tobacco PLC 699 43
Bunge Global SA 58 7
Japan Tobacco Inc
(e)
24,800 955
Philip Morris International Inc 666 118
Wilmar International Ltd
(e)
202,400 570
$ 1,959
Airlines - 0.13%
ANA Holdings Inc
(e)
11,800 221
Delta Air Lines Inc 278 23
Japan Airlines Co Ltd
(e)
21,700 371
Southwest Airlines Co 210 9
United Airlines Holdings Inc
(d),(e)
963 111
$ 735
Apparel - 0.26%
Asics Corp
(e)
24,200 735
Deckers Outdoor Corp
(d),(e)
3,865 440
NIKE Inc 510 24
Ralph Lauren Corp 17 6
Tapestry Inc
(e)
1,938 282
$ 1,487
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers - 0.38%
Cummins Inc 59 $ 38
Ford Motor Co 1,677 29
General Motors Co
(e)
3,495 291
Mercedes-Benz Group AG
(e)
832 50
PACCAR Inc 225 25
Renault SA
(e)
4,268 146
Tesla Inc
(d),(e)
1,315 573
Volvo AB - B Shares
(e)
28,625 1,008
$ 2,160
Automobile Parts & Equipment - 0.40%
Aisin Corp
(e)
5,300 80
Aptiv PLC
(d)
27,091 1,840
Magna International Inc
(e)
4,900 318
$ 2,238
Banks - 1.75%
Banca Mediolanum SpA
(e)
11,800 272
Banco Bilbao Vizcaya Argentaria SA
(e)
8,450 197
Bank of America Corp
(e)
16,131 833
Bank of New York Mellon Corp/The 294 41
Bank of Nova Scotia/The
(e)
5,000 401
Citigroup Inc
(e)
6,154 775
Citizens Financial Group Inc
(e)
3,861 240
Danske Bank A/S
(e)
1,892 100
DBS Group Holdings Ltd
(e)
1,140 56
Fifth Third Bancorp
(e)
2,030 101
FinecoBank Banca Fineco SpA
(e)
6,339 155
Goldman Sachs Group Inc/The 128 131
HSBC Holdings PLC
(e)
19,190 360
Huntington Bancshares Inc/OH 869 14
Japan Post Bank Co Ltd
(e)
38,600 744
JPMorgan Chase & Co 1,154 345
KeyCorp
(e)
18,986 405
Lloyds Banking Group PLC
(e)
112,061 153
M&T Bank Corp 65 14
Morgan Stanley 706 147
NatWest Group PLC
(e)
82,779 666
Northern Trust Corp
(e)
1,978 327
Oversea-Chinese Banking Corp Ltd
(e)
34,900 641
PNC Financial Services Group Inc/The
(e)
624 137
Regions Financial Corp
(e)
5,865 164
Standard Chartered PLC
(e)
2,717 73
State Street Corp 119 19
Toronto-Dominion Bank/The
(e)
1,100 126
Truist Financial Corp
(e)
5,204 251
UniCredit SpA
(e)
7,005 605
United Overseas Bank Ltd 5,000 147
US Bancorp
(e)
4,958 273
Webster Financial Corp 4,074 296
Wells Fargo & Co
(e)
6,629 514
Yokohama Financial Group Inc
(e)
10,900 111
$ 9,834
Beverages - 0.25%
Anheuser-Busch InBev SA/NV 3,365 270
Brown-Forman Corp - B Shares 72 2
Coca-Cola Co/The 1,657 131
Constellation Brands Inc 60 8
Keurig Dr Pepper Inc 12,881 387
Molson Coors Beverage Co 72 3
Monster Beverage Corp
(d),(e)
5,759 507
PepsiCo Inc 585 84
$ 1,392
Biotechnology - 0.71%
Akouos Inc - Contingent Value Rights
(d),(g)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(e)
2,184 660
Amgen Inc
(e)
1,482 499
Apellis Pharmaceuticals Inc - CVR
(d),(g)
14,046 —
Argenx SE
(d),(e)
174 145
Biogen Inc
(d)
63 12
BioMarin Pharmaceutical Inc
(d)
2,730 156

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Corteva Inc 563 $ 45
Genmab A/S
(d)
480 126
Gilead Sciences Inc 701 94
Incyte Corp
(d),(e)
3,471 336
Inhibrx Inc - Contingent Value Rights
(d),(g)
4,407 3
Moderna Inc
(d)
149 7
Regeneron Pharmaceuticals Inc
(e)
1,341 824
Royalty Pharma PLC
(e)
8,277 462
Swedish Orphan Biovitrum AB
(d),(e)
11,679 559
Tevogen Bio Holdings Inc - Warrants
(d)
597 —
Vertex Pharmaceuticals Inc
(d)
109 49
$ 3,979
Building Materials - 0.20%
Builders FirstSource Inc
(d)
47 4
Carrier Global Corp 336 22
CRH PLC 287 31
Holcim AG
(d),(e)
944 93
Johnson Controls International plc
(e)
1,739 233
Lennox International Inc 14 7
Martin Marietta Materials Inc 26 15
Masco Corp 87 6
Mitsubishi Electric Corp
(e)
5,900 240
Trane Technologies PLC
(e)
971 438
Vulcan Materials Co 57 16
$ 1,105
Chemicals - 0.27%
Air Products and Chemicals Inc 95 26
Albemarle Corp 50 9
Asahi Kasei Corp
(e)
13,700 154
CF Industries Holdings Inc 67 8
Dow Inc 307 10
DuPont de Nemours Inc
(e)
2,462 119
Ecolab Inc 109 28
International Flavors & Fragrances Inc 110 8
Linde PLC 200 100
LyondellBasell Industries NV 110 7
Mosaic Co/The 136 3
Nippon Paint Holdings Co Ltd 8,100 54
PPG Industries Inc 96 11
Qnity Electronics Inc
(e)
2,193 342
RPM International Inc
(e)
5,554 589
Sherwin-Williams Co/The 99 30
$ 1,498
Commercial Services - 0.98%
Affirm Holdings Inc
(d)
2,488 183
Altaba Inc - Escrow
(d)
837,142 1,061
Automatic Data Processing Inc 172 38
Block Inc
(d),(e)
2,604 197
Brambles Ltd 25,441 303
Cintas Corp
(e)
2,350 403
Corpay Inc
(d)
30 11
Equifax Inc 52 9
Global Payments Inc 102 8
Moody's Corp 587 266
PayPal Holdings Inc 394 18
Quanta Services Inc 64 46
Randstad NV 4,356 133
Recruit Holdings Co Ltd
(e)
30,400 2,033
RELX PLC 9,901 323
Rollins Inc 126 6
S&P Global Inc 131 55
United Rentals Inc 27 27
Verisk Analytics Inc 60 10
Verisure PLC
(d)
8,342 111
Wolters Kluwer NV
(e)
3,791 269
$ 5,510
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1.06%
Accenture PLC - Class A
(e)
1,616 $ 302
Apple Inc
(e)
13,307 4,153
Cognizant Technology Solutions Corp
(e)
3,927 219
Crowdstrike Holdings Inc
(d)
108 79
Dell Technologies Inc 127 53
EPAM Systems Inc
(d)
23 2
Fortinet Inc
(d)
270 37
Gartner Inc
(d)
30 5
Hewlett Packard Enterprise Co 569 24
HP Inc 393 11
Indra Sistemas SA 1,038 69
International Business Machines Corp 400 119
Leidos Holdings Inc 55 7
Logitech International SA
(e)
1,470 179
Lumentum Holdings Inc
(d)
31 26
NEC Corp
(e)
3,700 96
NetApp Inc 85 15
Sandisk Corp/DE
(d)
63 107
Seagate Technology Holdings PLC
(e)
166 146
Super Micro Computer Inc
(d)
215 10
Western Digital Corp 145 77
Zscaler Inc
(d),(e)
1,408 197
$ 5,933
Consumer Products - 0.01%
Avery Dennison Corp 33 5
Church & Dwight Co Inc 101 9
Clorox Co/The 52 5
Kimberly-Clark Corp 263 26
$ 45
Cosmetics & Personal Care - 0.15%
Colgate-Palmolive Co 607 55
Estee Lauder Cos Inc/The
(e)
2,563 227
Kenvue Inc
(f)
22,638 391
Procter & Gamble Co/The 1,076 155
$ 828
Distribution & Wholesale - 0.21%
AddTech AB 20,328 725
Copart Inc
(d)
381 12
Fastenal Co 491 22
Pool Corp 14 3
SGH Ltd 13,505 399
WW Grainger Inc 19 23
$ 1,184
Diversified Financial Services - 0.68%
4L Technologies
(d),(g)
24,306 —
American Express Co
(e)
432 137
Ameriprise Financial Inc
(e)
709 316
Apollo Global Management Inc 199 26
Ares Management Corp
(e)
562 72
Blackrock Inc 62 65
Capital One Financial Corp 267 50
Cboe Global Markets Inc 45 15
Charles Schwab Corp/The
(e)
1,601 139
CME Group Inc 192 52
Coinbase Global Inc
(d)
95 18
DigitalBridge Group Inc 17,194 269
Element Comm Aviation
(d),(g),(h)
280 —
Franklin Resources Inc 131 4
Interactive Brokers Group Inc - A Shares 191 17
Intercontinental Exchange Inc 243 36
Invesco Ltd 190 5
Janus Henderson Group PLC 6,438 333
London Stock Exchange Group PLC
(e)
2,424 293
Mastercard Inc 407 201
Nasdaq Inc
(e)
6,188 573
Raymond James Financial Inc
(e)
2,532 363
Rocket Cos Inc
(d),(e)
4,452 65
Synchrony Financial
(e)
7,711 551
T Rowe Price Group Inc 94 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
TPG Inc - Contingent Value Rights
(d),(g)
12,804 $ —
Visa Inc 719 235
$ 3,845
Electric - 0.87%
AES Corp/The 27,340 402
Alliant Energy Corp 110 8
Ameren Corp 118 13
American Electric Power Co Inc 231 29
Boralex Inc 14,664 392
Brookfield Renewable Corp 3,000 120
CenterPoint Energy Inc 279 12
CMS Energy Corp
(e)
1,785 130
Consolidated Edison Inc 154 16
Constellation Energy Corp 133 38
Contact Energy Ltd 32,072 183
Dominion Energy Inc 365 24
DTE Energy Co 89 13
Duke Energy Corp 492 61
Edison International
(e)
4,871 341
Emera Inc
(e)
2,100 110
Enel SpA
(e)
50,101 562
Entergy Corp 194 21
Evergy Inc 99 8
Eversource Energy
(e)
1,187 81
Exelon Corp 438 20
FirstEnergy Corp 222 10
Kansai Electric Power Co Inc/The
(e)
8,100 119
Meridian Energy Ltd 60,425 212
National Grid PLC
(e)
22,650 364
NextEra Energy Inc 891 78
NRG Energy Inc
(e)
2,740 367
PG&E Corp
(e)
39,966 653
Pinnacle West Capital Corp 51 5
PPL Corp 317 11
Public Service Enterprise Group Inc
(e)
993 78
Sempra 279 25
Southern Co/The 471 43
TXNM Energy Inc 2,062 122
Verbund AG 2,238 150
Vistra Corp 136 22
WEC Energy Group Inc 139 15
Xcel Energy Inc 253 20
$ 4,878
Electrical Components & Equipment - 0.29%
ABB Ltd
(e)
9,248 989
AMETEK Inc
(e)
2,569 580
Eaton Corp PLC 166 67
Generac Holdings Inc
(d)
25 7
$ 1,643
Electronics - 0.88%
Allegion plc 37 5
Amphenol Corp
(e)
4,298 639
Celestica Inc
(d),(e)
200 77
Coherent Corp
(d)
80 29
Emerson Electric Co 384 55
Fortive Corp 134 8
Garmin Ltd
(e)
335 78
Halma PLC
(e)
1,170 74
Honeywell International Inc 8,107 1,929
Hoya Corp 500 85
Hubbell Inc 23 11
Jabil Inc
(e)
216 78
Keysight Technologies Inc
(d),(e)
1,132 383
Mettler-Toledo International Inc
(d)
9 11
Murata Manufacturing Co Ltd
(e)
10,100 636
TDK Corp
(e)
7,700 199
TE Connectivity PLC
(e)
2,878 614
Trimble Inc
(d)
102 6
$ 4,917
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0.12%
First Solar Inc
(d),(e)
1,081 $ 332
Vestas Wind Systems A/S
(e)
11,672 327
$ 659
Engineering & Construction - 0.79%
AECOM
(e)
7,931 550
AtkinsRealis Group Inc 2,400 144
Comfort Systems USA Inc
(e)
156 285
Eiffage SA
(e)
473 68
EMCOR Group Inc 19 16
Jacobs Solutions Inc 50 6
Shimizu Corp
(e)
33,400 561
Stantec Inc
(e)
4,700 355
TopBuild Corp
(d)
3,926 1,639
Vinci SA
(e)
2,514 366
WSP Global Inc
(e)
3,000 425
$ 4,415
Entertainment - 0.42%
Caesars Entertainment Inc
(d),(f)
72,329 2,101
DraftKings Inc
(d)
3,502 86
Entain PLC
(e)
20,924 150
Live Nation Entertainment Inc
(d)
68 11
TKO Group Holdings Inc 28 6
$ 2,354
Environmental Control - 0.01%
Pentair PLC 70 5
Republic Services Inc 86 17
Veralto Corp 106 9
Waste Management Inc 159 34
$ 65
Food - 0.55%
Aeon Co Ltd 25,000 219
Ajinomoto Co Inc
(e)
19,500 630
Campbell's Company/The 83 2
Conagra Brands Inc 205 3
General Mills Inc 228 8
Hershey Co/The
(e)
403 78
Hormel Foods Corp 123 3
Iron Horse Acquisitions Corp
(d)
939 5
J M Smucker Co/The 46 5
Jeronimo Martins SGPS SA
(e)
12,763 270
Koninklijke Ahold Delhaize NV 16,192 682
Kraft Heinz Co/The 365 9
Kroger Co/The 249 15
McCormick & Co Inc/MD 109 5
Mondelez International Inc 548 33
Nestle SA 2,551 259
Saputo Inc
(e)
9,600 294
Sysco Corp
(e)
6,971 529
TreeHouse Foods Inc - Contingent Value
Rights
(d),(g)
15,806 28
Tyson Foods Inc 121 7
$ 3,084
Forest Products & Paper - 0.00%
International Paper Co 226 8
Gas - 0 .22%
Atmos Energy Corp 2,024 342
Centrica PLC
(e)
72,491 183
Naturgy Energy Group SA 13,653 452
NiSource Inc 205 9
Osaka Gas Co Ltd 7,900 266
$ 1,252
Hand & Machine Tools - 0.00%
Snap-on Inc 22 8
Stanley Black & Decker Inc 66 5
$ 13

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 0.61%
Abbott Laboratories 744 $ 64
ABIOMED Inc - Contingent Value Rights
(d),(g)
692 1
Agilent Technologies Inc 121 16
Align Technology Inc
(d)
29 5
Baxter International Inc 220 4
Bio-Techne Corp 67 4
Boston Scientific Corp
(d)
635 31
Cooper Cos Inc/The
(d)
84 5
Danaher Corp 269 49
Edwards Lifesciences Corp
(d)
248 21
GE HealthCare Technologies Inc 195 12
IDEXX Laboratories Inc
(d),(e)
375 211
Insulet Corp
(d),(e)
2,852 413
Intuitive Surgical Inc
(d)
385 164
Masimo Corp
(d)
3,192 570
Medtronic PLC 549 41
Penumbra Inc
(d)
3,817 1,215
ResMed Inc 62 12
Revvity Inc 49 5
Solventum Corp
(d)
63 5
STERIS PLC 42 9
Stryker Corp 147 45
Terumo Corp 19,600 295
Thermo Fisher Scientific Inc 161 79
Waters Corp
(d)
42 16
West Pharmaceutical Services Inc
(e)
481 155
Zimmer Biomet Holdings Inc 85 7
$ 3,454
Healthcare - Services - 0.22%
Centene Corp
(d)
200 12
Charles River Laboratories International Inc
(d)
21 4
Cigna Group/The 113 31
DaVita Inc
(d)
14 3
Elevance Health Inc 264 104
HCA Healthcare Inc
(e)
691 261
Humana Inc 52 16
IQVIA Holdings Inc
(d)
73 13
Labcorp Holdings Inc 35 9
Quest Diagnostics Inc 47 9
Select Medical Holdings Corp 22,454 370
UnitedHealth Group Inc 416 159
Universal Health Services Inc
(e)
1,817 266
$ 1,257
Holding Companies - Diversified - 2.64%
1RT Acquisition Corp
(d)
566 6
AA Mission Acquisition Corp II
(d)
41,867 425
AA Mission Acquisition Corp II - Warrants
(d)
4,933 1
Abony Acquisition Corp I
(d)
2,803 28
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(g)
5,690 —
Activate Energy Acquisition Corp
(d)
13,600 136
Activate Energy Acquisition Corp - Warrants
(d)
4,001 2
AI Infrastructure Acquisition Corp
(d)
8,503 88
AI Infrastructure Acquisition Corp
(d)
6,045 61
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 —
Aldabra 4 Liquidity Opportunity Vehicle Inc
(d)
5,605 56
Aldel Financial II Inc - Warrants
(d)
3,442 1
AltEnergy Acquisition Corp - Warrants
(d)
449 —
American Drive Acquisition Co
(d)
3,676 37
Andretti Acquisition Corp II
(d)
9,309 100
Aperture AC
(d)
5,506 55
APEX Tech Acquisition Inc
(d)
15,923 158
Apex Treasury Corp
(d)
3,103 31
Apex Treasury Corp
(d)
22,223 223
Archimedes Tech SPAC Partners II Co
(d)
818 9
Archimedes Tech SPAC Partners III Co
(d)
2,242
23
Armada Acquisition Corp II - Class A
(d)
15,035 156
Armada Acquisition Corp II - Warrants
(d)
1,838 1
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Axiom Intelligence Acquisition - Class A
(d)
13,350 $ 139
Axiom Intelligence Acquisition Corp 1
(d)
1,448 1
Bain Capital GSS Investment Corp
(d)
5,150 53
Berto Acquisition Corp
(d)
15,190 159
Berto Acquisition Corp - Warrants
(d)
783 1
BEST SPAC I Acquisition Corp - Rights
(d)
1,044 —
Bitcoin Infrastructure Acquisition Corp Ltd
(d)
5,024 51
Blue Acquisition Corp
(d)
2,579 27
Blue Water Acquisition Corp III
(d)
11,751 121
Blue Water Acquisition Corp III - Warrants
(d)
4,172 2
Blue Water Acquisition Corp IV
(d)
2,221 22
Blueport Acquisition Ltd
(d)
2,236 23
Bluerock Acquisition Corp
(d)
5,714 57
Breeze Acquisition Corp II
(d)
5,079 51
BTC Development Corp
(d)
1,031 10
Cal Redwood Acquisition Corp - Class A
(d)
21,143 217
Cal Redwood Acquisition Corp - Rights
(d)
3,133 1
Calisa Acquisition Corp
(d)
6,890 69
Cambridge Acquisition Corp
(d)
4,476 45
Cantor Equity Partners I Inc
(d)
2,618 28
Cantor Equity Partners V Inc
(d)
9,745 100
Cartesian Growth Corp II - Warrants
(d)
781 —
Centurion Acquisition Corp
(d)
2 —
ChampionsGate Acquisition Corp
(d)
1,253 13
ChampionsGate Acquisition Corp - Rights
(d)
1,253 —
Chenghe Acquisition III Co
(d)
5,671 58
Chenghe Acquisition III Co
(d)
44 —
Churchill Capital Corp XI
(d)
1,226 13
CN Healthy Food Tech Group Corp - Warrants
(d)
4,699 —
CO2 Energy Transition Corp
(d)
46,099 481
Cohen Circle Acquisition Corp II
(d)
4,403 46
Collective Acquisition Corp
(d)
7,632 79
Collective Acquisition Corp - Warrants
(d)
5,151 3
Collective Acquisition Corp II
(d)
11,252 112
Colombier Acquisition Corp III
(d)
1,954 20
Columbus Circle Capital Corp II
(d)
3,355 34
Copley Acquisition Corp
(d)
4,854 51
Crane Harbor Acquisition Corp II
(d)
1,144 12
Crown Reserve Acquisition Corp I
(d)
5,526 57
Crown Reserve Acquisition Corp I
(d)
13,936 141
CSLM Digital Asset Acquisition Corp III Ltd
(d)
13,814 140
CSLM Digital Asset Acquisition Corp III Ltd
(d)
8,247 84
D Boral ARC Acquisition I Corp
(d)
5,077 56
Daedalus Special Acquisition Corp
(d)
3,247 33
Drugs Made In America Acquisition II Corp
(d)
14,179 143
Drugs Made In America Acquisition II Corp
(d)
10,374 105
DT Cloud Star Acquisition Corp
(d)
9,612 108
Dynamix Corp III
(d)
1,033 10
EGH Acquisition Corp - Class A
(d)
1,687 17
Emmis Acquisition Corp
(d)
3,600 36
Emmis Acquisition Corp - Rights
(d)
3,600 —
EQV Ventures Acquisition Corp II
(d)
10,321 105
EQV Ventures Acquisition Corp II - Warrants
(d)
3,440 2
Eureka Acquisition Corp
(d)
1,047 12
FG Merger II Corp
(d)
24,393 253
Fifth Era Acquisition Corp I
(d)
1,781 19
FIGX Capital Acquisition Corp
(d)
1,776 18
FIGX Capital Acquisition Corp - Class A
(d)
2,592 27
Flag Ship Acquisition Corp
(d)
1,087 12
Forefront Tech Holdings Acquisition Corp
(d)
2,208 22
Future Money Acquisition Corp
(d)
5,495 55
Future Vision II Acquisition Corp
(d)
8,312 90
FutureCrest Acquisition Corp
(d)
206 2
Galata Acquisition Corp II
(d)
3,607 36
Galata Acquisition Corp II - Warrants
(d)
1,202 1
Gesher Acquisition Corp II
(d)
5,220 54
Gesher Acquisition Corp II - Warrants
(d)
2,610 1
GigCapital8 Corp
(d)
28,892 291
GigCapital9 Corp
(d)
6,714 68

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
GigCapital9 Corp
(d)
7,784 $ 77
Globa Terra Acquisition Corp
(d)
28,136 289
Gores Holdings X Inc
(d)
10,656 110
Gores Holdings X Inc - Warrants
(d)
2,664 2
Graf Global Corp
(d)
4,458 48
Graf Global Corp - Warrants
(d)
2,229 —
GSR IV Acquisition Corp
(d)
13,399 136
GSR IV Acquisition Corp - Rights
(d)
1,914 5
GSR V Acquisition Corp
(d)
7,882 79
Harvard Ave Acquisition Corp
(d)
19,287 195
Harvard Ave Acquisition Corp - Rights
(d)
12,376 1
HCM III Acquisition Corp
(d)
514 5
Highview Merger Corp
(d)
3,499 36
Idea Acquisition Corp
(d)
3,355 34
Illumination Acquisition Corp I
(d)
3,353 34
Indigo Acquisition Corp
(d)
5,150 52
Infinite Eagle Acquisition Corp
(d)
1,125 12
Inflection Point Acquisition Corp. V
(d)
1,411 15
Iron Dome Acquisition I Corp
(d)
4,416 44
Iron Horse Acquisition II Corp
(d)
3,676 38
ITHAX Acquisition Corp III
(d)
5,715 57
Jackson Acquisition Co II
(d)
4,474 47
Jardine Matheson Holdings Ltd 2,600 166
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
Jena Acquisition Corp II
(d)
18,921 196
Jena Acquisition Corp II - Rights
(d)
8,369 1
K&F Growth Acquisition Corp II
(d)
4,226 44
K&F Growth Acquisition Corp II - Rights
(d)
5,396 1
K2 Capital Acquisition Corp
(d)
5,695 57
Keen Vision Acquisition Corp - Warrants
(d)
9,980 —
KRAKacquisition Corp
(d)
1,122 11
LaFayette Acquisition Corp
(d)
4,167 42
Lafayette Digital Acquisition Corp I
(d)
2,236 22
Lake Superior Acquisition Corp
(d)
9,675 98
Lake Superior Acquisition Corp - Rights
(d)
752 1
Lakeshore Acquisition III Corp
(d)
7,855 81
Lakeshore Acquisition III Corp - Rights
(d)
9,177 2
Launchpad Cadenza Acquisition Corp I
(d)
8,196 82
Launchpad Cadenza Acquisition Corp I -
Warrants
(d)
2,732 1
Leapfrog Acquisition Corp
(d)
2,856 29
Legato Merger Corp IV
(d)
3,362 34
Lightwave Acquisition Corp
(d)
15,438 158
Lightwave Acquisition Corp - Warrants
(d)
5,142 1
Lionheart Holdings
(d)
8,257 89
Live Oak Acquisition Corp V
(d)
11,403 120
Live Oak Acquisition Corp V - Warrants
(d)
1,738 3
M Evo Global Acquisition Corp II
(d)
6,562 66
M3-Brigade Acquisition VI Corp
(d)
1,032 11
Maywood Acquisition Corp 2
(d)
10,076 100
McKinley Acquisition Corp
(d)
16,117 164
McKinley Acquisition Corp
(d)
2,064 21
Meshflow Acquisition Corp
(d)
7,990 80
Miluna Acquisition Corp
(d)
10,070 101
Mountain Lake Acquisition Corp
(d)
19,969 212
Mountain Lake Acquisition Corp - Rights
(d)
6,834 2
Mountain Lake Acquisition Corp II
(d)
13,772 139
Mountain Lake Acquisition Corp II
(d)
4,922 49
MOZAYYX Acquisition Corp
(d)
4,467 45
Muzero Acquisition Corp
(d)
4,478 45
New Providence Acquisition Corp III
(d)
22,674 235
New Providence Acquisition Corp III - Warrants
(d)
7,309 2
Newbury Street II Acquisition Corp
(d)
17,051 181
Newbury Street II Acquisition Corp - Warrants
(d)
4,940 1
NewHold Investment Corp III
(d)
4,537 51
NewHold Investment Corp III - Warrants
(d)
2,268 6
NewHold Investment Corp IV
(d)
1,118 11
NMP Acquisition Corp
(d)
10,313 106
Origin Investment Corp I
(d)
5,153 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
OTG Acquisition Corp I
(d)
2,577 $ 27
OTG Acquisition Corp I
(d)
4,278 43
Oxley Bridge Acquisition Ltd - Class A
(d)
21,677 221
Oxley Bridge Acquisition Ltd - Warrants
(d)
2,086 —
Oyster Enterprises II Acquisition Corp
(d)
5,227 1
Oyster Enterprises II Acquisition Corp - Class A
(d)
13,934 143
Peace Acquisition Corp
(d)
2,756 28
Perimeter Acquisition Corp I
(d)
3,123 33
Perimeter Acquisition Corp I - Warrants
(d)
1,561 1
Pershing Square Tontine Holdings Ltd
(d),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(g)
3,910 —
Pioneer Acquisition I Corp
(d)
22,738 232
Pioneer Acquisition I Corp - Warrants
(d)
7,835 2
Pono Capital Four Inc
(d)
7,948 79
Praetorian Acquisition Corp
(d)
3,362 34
ProCap Acquisition Corp - Class A
(d)
6,525 67
ProCap Acquisition Corp - Warrants
(d)
481 —
Proem Acquisition Corp I
(d)
2,622 26
Pyrophyte Acquisition Corp II
(d)
5,154 52
Quantum Leap Acquisition Corp
(d)
11,227 112
Quantumsphere Acquisition Corp
(d)
7,212 74
Quantumsphere Acquisition Corp - Rights
(d)
2,062 —
Quartzsea Acquisition Corp
(d)
14,901 156
QuasarEdge Acquisition Corp
(d)
11,560 115
Real Asset Acquisition Corp
(d)
3,522 40
Republic Digital Acquisition Co
(d)
18,347 190
Republic Digital Acquisition Co - Warrants
(d)
783 —
Ribbon Acquisition Corp
(d)
8,624 92
Roman DBDR Acquisition Corp II
(d)
3,871 41
Roman DBDR Acquisition Corp II - Warrants
(d)
3,134 1
SC II Acquisition Corp
(d)
11,235 113
Siddhi Acquisition Corp
(d)
28,907 300
Silicon Valley Acquisition Corp
(d)
4,090 41
Silver Pegasus Acquisition Corp
(d)
7,216 74
Silver Pegasus Acquisition Corp
(d)
2,623 27
Silverbox Corp IV
(d)
4,505 49
SilverBox Corp V
(d)
2,282 23
Sizzle Acquisition Corp II
(d)
12,948 134
Sizzle Acquisition Corp II - Rights
(d)
1,270 —
Social Commerce Partners Corp
(d)
2,921 30
Solarius Capital Acquisition Corp
(d)
13,197 136
Soren Acquisition Corp
(d)
4,478 45
Soulpower Acquisition Corp
(d)
11,343 117
Soulpower Acquisition Corp - Rights
(d)
6,383 1
Space Asset Acquisition Corp
(d)
1,401 15
SPACSphere Acquisition Corp
(d)
11,188 114
Spark I Acquisition Corp - Warrants
(d)
4,233 4
Spring Valley Acquisition Corp III
(d)
1,545 17
Starlink AI Acquisition Corp
(d)
5,530 56
Starry Sea Acquisition Corp
(d)
7,731 79
Stellar V Capital Corp
(d)
4,313 46
Stellar V Capital Corp - Warrants
(d)
2,156 —
Swire Pacific Ltd
(e)
47,500 494
Thayer Ventures Acquisition Corp II
(d)
5,908 1
Thayer Ventures Acquisition Corp II - Class A
(d)
11,143 115
Titan Acquisition Corp
(d)
11,169 116
Titan Acquisition Corp - Warrants
(d)
5,584 2
Translational Development Acquisition Corp
(d)
2,434 26
Tribeca Strategic Acquisition Corp
(d)
5,532 55
UY Scuti Acquisition Corp - Rights
(d)
2,169 —
Vendome Acquisition Corp I
(d)
10,650 109
Vernal Capital Acquisition Corp
(d)
3,405 34
Viking Acquisition Corp I
(d)
1,624 17
Voyager Acquisition Corp
(d)
6,973 68
Voyager Acquisition Corp - Warrants
(d)
3,935 1
Wen Acquisition Corp
(d)
14,347 148
Wen Acquisition Corp - Warrants
(d)
4,008 1
West Enclave Merger Corp
(d)
5,768 58
Westin Acquisition Corp
(d)
5,061 51

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
White Pearl Acquisition Corp
(d)
12,172 $ 122
White Pearl Acquisition Corp - Rights
(d)
6,588 3
Wintergreen Acquisition Corp
(d)
5,245 54
XFLH Capital Corp
(d)
6,715 67
Yorkville Acquisition Corp
(d)
12,308 126
$ 14,829
Home Builders - 0.03%
Barratt Redrow PLC 36,272 128
DR Horton Inc 115 17
Lennar Corp - A Shares 92 8
NVR Inc
(d)
1 6
PulteGroup Inc 82 10
$ 169
Home Furnishings - 0.17%
Leggett & Platt Inc 5,864 60
Rational AG 165 126
Sony Group Corp
(e)
35,500 766
$ 952
Insurance - 1.83%
Aflac Inc 200 23
Allstate Corp/The
(e)
2,456 506
American International Group Inc
(e)
23,301 1,730
Aon PLC 92 29
Arch Capital Group Ltd
(d)
153 14
Arthur J Gallagher & Co 110 22
Assurant Inc 21 5
Berkshire Hathaway Inc - Class B
(d)
785 372
Brighthouse Financial Inc
(d)
2,112 132
Brown & Brown Inc 125 7
Chubb Ltd 156 49
Cincinnati Financial Corp
(e)
609 96
Erie Indemnity Co 11 2
Everest Group Ltd
(e)
823 267
Fairfax Financial Holdings Ltd
(e)
100 156
Fidelity National Financial Inc
(e)
9,232 437
Globe Life Inc 34 5
Great-West Lifeco Inc
(e)
11,700 683
Hannover Rueck SE 524 142
Hartford Insurance Group Inc/The
(e)
4,903 623
Intact Financial Corp 1,900 373
Loews Corp 72 7
Marsh & McLennan Cos Inc 207 33
MetLife Inc 236 20
MS&AD Insurance Group Holdings Inc
(e)
8,500 228
Power Corp of Canada
(e)
2,900 175
ProAssurance Corp
(d),(f)
36,091 866
Progressive Corp/The 251 48
Prudential Financial Inc 149 15
Prudential PLC
(e)
11,177 159
QBE Insurance Group Ltd 76,333 1,240
Sampo Oyj
(e)
11,407 120
Suncorp Group Ltd
(e)
35,609 444
Talanx AG
(e)
10,145 1,214
Travelers Cos Inc/The 93 27
W R Berkley Corp 127 8
Willis Towers Watson PLC 41 10
$ 10,287
Internet - 1.84%
Airbnb Inc
(d)
181 24
Alphabet Inc - A Shares
(e)
7,119 2,708
Alphabet Inc - C Shares 2,001 753
Amazon.com Inc
(d),(e)
5,197 1,406
AppLovin Corp
(d)
116 71
Booking Holdings Inc
(e)
3,457 579
CDW Corp/DE 56 7
DoorDash Inc - Class A
(d)
160 26
eBay Inc 193 21
Expedia Group Inc
(e)
1,267 286
F5 Inc
(d),(e)
1,068 409
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Gen Digital Inc
(e)
18,146 $ 468
GoDaddy Inc
(d)
58 5
M3 Inc
(e)
5,500 49
MercadoLibre Inc
(d),(e)
50 85
Meta Platforms Inc
(e)
1,461 924
Netflix Inc
(d)
1,807 155
Palo Alto Networks Inc
(d)
346 98
Prosus NV
(d)
3,121 142
Reddit Inc
(d),(e)
2,736 482
Robinhood Markets Inc
(d)
338 32
Scout24 SE
(i)
7,243 609
Shopify Inc
(d),(e)
2,200 262
Snap Inc Class A
(d)
15,323 88
Uber Technologies Inc
(d),(e)
3,439 242
VeriSign Inc 35 10
ZOZO Inc 64,300 401
$ 10,342
Investment Companies - 0.01%
EXOR NV
(e)
592 46
Iron & Steel - 0.19%
Fortescue Ltd
(e)
23,296 374
JFE Holdings Inc
(e)
36,200 387
Nippon Steel Corp
(e)
17,500 62
Nucor Corp
(e)
812 204
Steel Dynamics Inc 59 15
$ 1,042
Leisure Products & Services - 0.06%
Carnival Corp Ltd
(e)
3,902 109
Norwegian Cruise Line Holdings Ltd
(d)
195 3
Royal Caribbean Cruises Ltd
(e)
855 244
$ 356
Lodging - 0.03%
Hilton Worldwide Holdings Inc 98 32
Las Vegas Sands Corp
(e)
1,797 91
Marriott International Inc/MD 94 35
MGM Resorts International
(d)
82 4
Wynn Resorts Ltd 36 4
$ 166
Machinery - Construction & Mining - 0.38%
Caterpillar Inc 199 174
Epiroc AB - A Shares
(e)
20,929 619
GE Vernova Inc
(e)
609 589
Hitachi Ltd
(e)
20,000 648
Mitsubishi Heavy Industries Ltd
(e)
2,500 59
Vertiv Holdings Co 164 52
$ 2,141
Machinery - Diversified - 0.29%
Chart Industries Inc
(d)
3,005 624
Deere & Co 108 59
Dover Corp 58 12
FANUC Corp
(e)
3,100 152
Hexagon AB 9,104 83
IDEX Corp 32 7
Ingersoll Rand Inc 152 11
Keyence Corp
(e)
700 352
Nordson Corp 23 7
Otis Worldwide Corp 166 12
Rockwell Automation Inc
(e)
662 299
Westinghouse Air Brake Technologies Corp 73 19
Xylem Inc/NY 104 11
$ 1,648
Media - 1.63%
Charter Communications Inc
(d)
37 5
Comcast Corp - Class A 2,460 61
EchoStar Corp
(d)
58 8
Endeavor Group Holdings Inc
(d),(g)
137,899 3,792
FactSet Research Systems Inc 16 4
Fox Corp - A Shares 106 7

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 60 $ 3
Liberty Broadband Corp - A Shares
(d)
1,141 39
News Corp - A Shares
(e)
25,560 667
News Corp - B Shares 52 2
Optimum Communications Inc
(d)
22,876 15
Walt Disney Co/The
(e)
10,135 1,032
Warner Bros Discovery Inc
(d)
130,465 3,524
$ 9,159
Mining - 1.12%
Agnico Eagle Mines Ltd
(e)
3,300 607
Alamos Gold Inc 5,000 205
Barrick Mining Corp 39,146 1,666
Barrick Mining Corp
(e)
14,955 639
BHP Group Ltd
(e)
19,138 852
First Quantum Minerals Ltd
(d),(e)
5,900 182
Franco-Nevada Corp
(e)
1,000 232
Freeport-McMoRan Inc 615 40
JX Advanced Metals Corp 2,400 59
Kinross Gold Corp 552 17
Kinross Gold Corp
(e)
5,000 152
Lundin Gold Inc
(e)
5,000 334
Newmont Corp
(e)
5,843 641
Pan American Silver Corp
(e)
3,300 188
Pan American Silver Corp - Rights
(d)
24,592 19
South32 Ltd
(e)
124,652 432
$ 6,265
Miscellaneous Manufacturers - 0.11%
3M Co 225 34
A O Smith Corp 48 3
Axon Enterprise Inc
(d),(e)
469 210
Illinois Tool Works Inc 112 28
Parker-Hannifin Corp 54 46
Teledyne Technologies Inc
(d),(e)
479 297
Textron Inc 75 7
$ 625
Office & Business Equipment - 0.04%
Zebra Technologies Corp
(d),(e)
1,005 245
Oil & Gas - 1.65%
APA Corp 152 6
ARC Resources Ltd 1,588 36
ARC Resources Ltd 83,983 1,901
BP PLC
(e)
14,695 104
Chevron Corp 802 146
ConocoPhillips 524 60
Devon Energy Corp 493 22
Diamondback Energy Inc 83 16
ENEOS Holdings Inc
(e)
95,200 780
EOG Resources Inc 232 31
EQT Corp 267 15
Equinor ASA
(e)
7,877 285
Expand Energy Corp
(e)
9,638 896
Exxon Mobil Corp 1,965 286
Galp Energia SGPS SA
(e)
22,608 493
Idemitsu Kosan Co Ltd
(e)
57,800 507
Inpex Corp
(e)
17,000 382
Marathon Petroleum Corp
(e)
1,438 357
Neste Oyj
(e)
1,922 63
Occidental Petroleum Corp 308 17
OMV AG
(e)
1,125 81
Phillips 66
(e)
3,388 596
Repsol SA
(e)
14,214 367
Santos Ltd
(e)
75,922 426
Shell PLC
(e)
3,675 155
Texas Pacific Land Corp 25 10
TotalEnergies SE
(e)
1,008 88
Valaris Ltd
(d)
2,556 237
Valero Energy Corp
(e)
3,811 933
$ 9,296
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.12%
Baker Hughes Co
(e)
1,397 $ 89
Halliburton Co
(e)
14,475 563
SLB Ltd 640 35
$ 687
Packaging & Containers - 0.07%
Amcor PLC 198 8
Ball Corp 115 6
CCL Industries Inc
(e)
1,300 84
Packaging Corp of America 59 13
Smurfit Westrock PLC
(e)
6,716 276
$ 387
Pharmaceuticals - 1.46%
AbbVie Inc
(e)
2,268 495
Astellas Pharma Inc
(e)
4,500 64
AstraZeneca PLC
(e)
543 101
Becton Dickinson & Co 122 18
Bristol-Myers Squibb Co
(e)
2,591 148
Cardinal Health Inc
(e)
1,262 248
Cencora Inc 114 30
Centessa Pharmaceuticals PLC ADR
(d),(f)
28,000 1,113
Chugai Pharmaceutical Co Ltd 3,600 178
CVS Health Corp
(e)
1,210 110
Daiichi Sankyo Co Ltd
(e)
35,700 601
Dexcom Inc
(d)
165 12
Eisai Co Ltd 22,700 564
Eli Lilly & Co
(e)
814 900
Galderma Group AG
(d),(e)
3,274 693
Grifols SA 13,014 141
GSK PLC
(e)
5,318 134
Henry Schein Inc
(d)
43 3
Johnson & Johnson 1,031 232
Kyowa Kirin Co Ltd
(e)
6,200 97
McKesson Corp
(e)
640 476
Merck & Co Inc 1,278 152
Neurocrine Biosciences Inc
(d),(e)
1,311 208
Organon & Co
(f)
50,968 680
Pfizer Inc
(e)
14,246 373
Sanofi SA
(e)
2,822 247
Takeda Pharmaceutical Co Ltd
(e)
5,200 166
Viatris Inc 493 8
Zoetis Inc 181 14
$ 8,206
Pipelines - 0.09%
Cheniere Energy Inc
(e)
1,499 337
Keyera Corp
(e)
1,700 71
Kinder Morgan Inc 838 26
ONEOK Inc 269 23
Southcross Holdings
(d),(g)
615,976 —
Targa Resources Corp 92 23
Williams Cos Inc/The 649 46
$ 526
Private Equity - 0.06%
3i Group PLC
(e)
5,112 155
Blackstone Inc 320 38
KKR & Co Inc 294 28
Partners Group Holding AG
(e)
113 119
$ 340
Real Estate - 0 .11%
CBRE Group Inc
(d)
124 15
CFLD Cayman Investment Ltd Unit Trust
(d)
233,812 1
CoStar Group Inc
(d)
181 6
Kaisa Group Holdings Ltd
(d)
93,627 1
Mitsui Fudosan Co Ltd
(e)
50,100 480
Sunac China Holdings Ltd
(d)
8,540 1
Vonovia SE
(e)
4,859 121
$ 625

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0.77%
Alexandria Real Estate Equities Inc 67 $ 3
American Tower Corp
(e)
3,011 563
AvalonBay Communities Inc 61 11
BXP Inc 63 4
Camden Property Trust 44 5
CapitaLand Ascendas REIT
(e)
369,400 724
Crown Castle Inc
(e)
5,396 494
Digital Realty Trust Inc 138 26
Equinix Inc 42 45
Equity Residential 147 10
Essex Property Trust Inc 28 8
Extra Space Storage Inc 91 13
Federal Realty Investment Trust 34 4
Gaming and Leisure Properties Inc
(e)
9,035 424
Healthpeak Properties Inc
(e)
12,676 243
Host Hotels & Resorts Inc 274 6
Invitation Homes Inc
(e)
5,949 174
Iron Mountain Inc 127 16
Kimco Realty Corp 288 7
Mid-America Apartment Communities Inc 50 6
Prologis Inc 398 57
Public Storage 68 21
Realty Income Corp 394 24
Regency Centers Corp 70 5
SBA Communications Corp 46 9
Simon Property Group Inc 283 59
Stockland 71,567 210
Sun Communities Inc
(e)
597 74
UDR Inc 129 5
Ventas Inc 203 17
VICI Properties Inc
(e)
34,523 974
Welltower Inc 299 61
Weyerhaeuser Co 308 8
$ 4,310
Retail - 0.86%
Alimentation Couche-Tard Inc
(e)
5,000 283
AutoZone Inc
(d)
7 21
Avolta AG
(d)
4,673 294
Best Buy Co Inc
(e)
3,528 275
Canadian Tire Corp Ltd 1,300 167
Carvana Co
(d)
1,548 113
Casey's General Stores Inc 16 12
Chipotle Mexican Grill Inc
(d)
557 18
Cie Financiere Richemont SA 959 206
Costco Wholesale Corp 211 202
Darden Restaurants Inc 49 10
Dollar General Corp
(e)
3,655 404
Dollar Tree Inc
(d),(e)
5,474 637
Domino's Pizza Inc 545 169
Genuine Parts Co 60 6
Home Depot Inc/The 426 135
Industria de Diseno Textil SA
(e)
1,011 62
JD Sports Fashion PLC 63,910 72
Lowe's Cos Inc 240 51
Lululemon Athletica Inc
(d),(e)
4,276 561
McDonald's Corp 305 85
Nitori Holdings Co Ltd 4,400 72
O'Reilly Automotive Inc
(d)
360 31
Pandora A/S
(e)
1,560 146
Ross Stores Inc 138 32
Starbucks Corp 487 48
Target Corp 194 25
TJX Cos Inc/The 723 112
Tractor Supply Co 226 7
Tsuruha Holdings Inc 3,800 47
Ulta Beauty Inc
(d)
19 10
Walmart Inc 1,876 217
Williams-Sonoma Inc 51 10
Yum! Brands Inc 119 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Zalando SE
(d),(i)
9,566 $ 259
$ 4,817
Semiconductors - 3.19%
Advanced Micro Devices Inc
(d),(e)
1,259 649
Advantest Corp
(e)
1,400 229
Analog Devices Inc
(e)
1,112 460
Applied Materials Inc
(e)
1,470 662
ASM International NV
(e)
416 434
ASML Holding NV
(e)
465 752
ASML Holding NV - NY Reg Shares 13 21
BE Semiconductor Industries NV
(e)
613 203
Broadcom Inc
(e)
5,537 2,473
Infineon Technologies AG
(e)
817 77
Intel Corp
(d)
2,009 230
KLA Corp
(e)
105 202
Lam Research Corp
(e)
2,409 767
Marvell Technology Inc
(e)
333 68
Microchip Technology Inc
(e)
1,480 140
Micron Technology Inc
(e)
1,079 1,048
Monolithic Power Systems Inc 61 96
NVIDIA Corp
(e)
25,733 5,433
NXP Semiconductors NV
(e)
1,959 630
ON Semiconductor Corp
(d)
169 20
Qorvo Inc
(d)
12,978 1,344
QUALCOMM Inc 457 115
Renesas Electronics Corp
(e)
7,800 217
Skyworks Solutions Inc 64 5
Taiwan Semiconductor Manufacturing Co Ltd ADR 52 22
Teradyne Inc
(e)
984 368
Texas Instruments Inc
(e)
2,449 749
Tokyo Electron Ltd
(e)
1,600 537
$ 17,951
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 17 5
Software - 1.42%
Adobe Inc
(d)
176 46
Akamai Technologies Inc
(d)
62 9
Atlassian Corp
(d),(e)
1,557 168
Autodesk Inc
(d),(e)
453 105
Broadridge Financial Solutions Inc
(e)
1,979 305
Cadence Design Systems Inc
(d)
116 43
Datadog Inc
(d),(e)
598 148
Electronic Arts Inc
(f)
4,921 992
Fair Isaac Corp
(d),(e)
81 101
Fidelity National Information Services Inc
(e)
8,725 376
Fiserv Inc
(d)
230 13
HubSpot Inc
(d),(e)
270 60
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Intuit Inc
(e)
682 226
Jack Henry & Associates Inc 31 4
LeddarTech Holdings Inc - Warrants
(d)
2,297 —
Microsoft Corp
(e)
5,315 2,392
MongoDB Inc
(d),(e)
625 210
MSCI Inc
(e)
1,519 959
Octave Intelligence PLC
(d)
910 15
Oracle Corp 1,942 439
Palantir Technologies Inc
(d),(e)
2,676 419
Paychex Inc 138 13
PTC Inc
(d)
51 7
ROBLOX Corp
(d)
1,165 55
Roper Technologies Inc 46 15
Salesforce Inc 491 94
SAP SE ADR 84 15
ServiceNow Inc
(d)
448 56
Snowflake Inc - Class A
(d),(e)
1,741 445
Synopsys Inc
(d)
82 39
Take-Two Interactive Software Inc
(d)
74 17
Twilio Inc
(d)
783 149
Tyler Technologies Inc
(d)
18 6

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(d)
65 $ 11
Workday Inc
(d)
91 13
$ 7,965
Telecommunications - 1.17%
Airtel Africa PLC
(e),(i)
78,856 372
Arista Networks Inc
(d),(e)
2,650 422
AT&T Inc
(e)
31,629 784
Ciena Corp
(d)
60 35
Cisco Systems Inc
(e)
3,218 388
Corning Inc 334 61
Credo Technology Group Holding Ltd
(d),(e)
322 76
Deutsche Telekom AG
(e)
22,501 755
Globalstar Inc
(d)
1,700 143
HKT Trust & HKT Ltd
(e)
460,000 711
Motorola Solutions Inc
(e)
1,004 405
SoftBank Corp 716,400 968
Tele2 AB
(e)
13,420 252
Telefonaktiebolaget LM Ericsson
(e)
22,607 295
T-Mobile US Inc
(e)
1,589 298
Verizon Communications Inc 3,116 149
Vodafone Group PLC
(e)
288,861 434
$ 6,548
Textiles - 0.38%
UniFirst Corp/MA
(f)
7,959 2,112
Toys, Games & Hobbies - 0.02%
Hasbro Inc 57 5
Sanrio Co Ltd
(e)
22,000 118
$ 123
Transportation - 1.93%
CH Robinson Worldwide Inc
(e)
3,623 647
CSX Corp
(e)
8,653 392
Deutsche Post AG
(e)
5,077 302
Expeditors International of Washington Inc
(e)
2,202 348
FedEx Corp
(e)
5,511 2,269
JB Hunt Transport Services Inc
(e)
2,303 637
Norfolk Southern Corp
(f)
13,159 4,013
Old Dominion Freight Line Inc 79 18
Seibu Holdings Inc 13,700 243
SITC International Holdings Co Ltd
(e)
86,000 380
TFI International Inc 500 77
Union Pacific Corp
(e)
2,904 763
United Parcel Service Inc
(e)
7,131 761
$ 10,850
Water - 0.05%
American Water Works Co Inc 84 11
United Utilities Group PLC
(e)
15,281 276
$ 287
TOTAL COMMON STOCKS $ 210,368
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
Chemicals - 0.00%
Albemarle Corp 7.25%, 03/01/2027 200 $ 14
Diversified Financial Services - 0.00%
Apollo Global Management Inc 6.75%, 07/31/2026 100 6
Electric - 0.01%
PG&E Corp 6.00%, 12/01/2027 516 21
Pipelines - 0.00%
Southcross Energy Series A 0.00%
(d),(g)
2,399,339 18
Software - 0.01%
Oracle Corp 6.50%, 01/15/2029 400 26
TOTAL CONVERTIBLE PREFERRED STOCKS $ 85
PREFERRED STOCKS - 0.19% Shares Held Value (000's)
Automobile Manufacturers - 0.09%
Volkswagen AG 5.26%
(e)
4,990 $ 533
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Finance - Mortgage Loan/Banker - 0.10%
Fannie Mae 0.00%, 07/01/2026
(d),(j)
37,200 $ 357
3 Month USD LIBOR + 0.75%
Freddie Mac - Series Z 0.00%, 12/31/2027
(d),(j)
14,837 178
$ 535
TOTAL PREFERRED STOCKS $ 1,068
BONDS - 27.01%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.29%
Boeing Co/The
5.15%, 05/01/2030 $ 60 $ 61
5.71%, 05/01/2040 151 154
5.81%, 05/01/2050 305 302
5.93%, 05/01/2060 10 10
6.53%, 05/01/2034 45 49
6.86%, 05/01/2054 135 152
7.01%, 05/01/2064 65 74
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
400 409
6.50%, 01/10/2031 400 409
Honeywell Aerospace Inc
4.95%, 03/16/2036
(i)
26 26
$ 1,646
Airlines - 0.02%
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 104 102
Automobile Asset Backed Securities - 0.47%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 102
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(i)
30 30
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
175 175
5.58%, 12/20/2030
(i)
120 121
7.24%, 06/20/2029
(i)
100 103
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 122
Carmax Select Receivables Trust 2025-B
5.33%, 07/15/2031 125 125
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 11 11
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
Drive Auto Receivables Trust 2025-2
4.90%, 12/15/2032 50 50
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
72 72
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 117
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 102
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 101
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 129
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
FHF Issuer Trust 2025-1
4.92%, 02/15/2031
(i)
47 47
FHF Issuer Trust 2025-2
5.75%, 05/15/2030
(i)
121 121
FHF Issuer Trust 2026-1
5.41%, 09/16/2030
(i)
30 30
5.77%, 02/17/2032
(i)
20 20
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033
(i)
25 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
$ 110 $ 113
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 25
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 51
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
84 84
Red Oak Funding Master Trust
5.63%, 12/20/2030
(i)
55 55
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.00%
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 133
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 102
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 113
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 25
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(i)
100 101
$ 2,627
Automobile Manufacturers - 0.01%
Allison Transmission Inc
3.75%, 01/30/2031
(i)
59 55
Automobile Parts & Equipment - 0.03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 147
Banks - 1.84%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(i)
200 201
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(i),(k),(l)
450 449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(k),(l)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(i),(k),(l)
700 726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(k),(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 825 980
BSF Finance
5.76%, 09/03/2035
(k)
$ 675 662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Goldman Sachs Bank USA/New York NY
4.66%, 06/03/2029
(k),(m)
330 330
Secured Overnight Financing Rate + 0.72%
Goldman Sachs Group Inc/The
5.07%, 01/21/2037
(k)
52 51
Secured Overnight Financing Rate + 1.19%
5.39%, 02/02/2041
(k)
228 222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.75%, 11/18/2032
(j),(k),(l)
$ 400 $ 402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 200 200
JPMorgan Chase & Co
4.90%, 01/22/2037
(k)
130 127
Secured Overnight Financing Rate + 1.07%
JPMorgan Chase Bank NA
11.00%, 11/26/2027
(i)
UZS 970,000 81
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(i),(k),(l)
$ 775 784
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 252
Secured Overnight Financing Rate + 1.36%
4.89%, 10/22/2036
(k)
70 68
Secured Overnight Financing Rate + 1.31%
5.31%, 01/18/2041
(k)
120 117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.95%, 01/19/2038
(k)
208 215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
National Bank of Uzbekistan
7.20%, 07/17/2030 200 208
8.50%, 07/05/2029 400 427
Riyad Sukuk Ltd
6.21%, 07/14/2035
(k)
475 477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(k)
600 596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(k)
500 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
5.44%, 10/03/2036
(i),(k)
200 197
Secured Overnight Financing Rate + 1.73%
Standard Chartered PLC
7.00%, 06/08/2033
(i),(j),(k),(l),(m)
350 352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.63%, 01/16/2032
(i),(j),(k),(l)
350 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Sumitomo Mitsui Trust Bank Ltd
3.95%, 03/05/2029
(i)
315 311
UBS Group AG
5.58%, 05/09/2036
(i),(k)
200 204
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(i),(j),(k),(l)
200 202
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
Wells Fargo & Co
4.89%, 09/15/2036
(k)
143 140
Secured Overnight Financing Rate + 1.34%
4.96%, 01/23/2037
(k)
101 99
Secured Overnight Financing Rate + 1.10%
$ 10,356
Building Materials - 0.23%
Amrize Finance US LLC
5.40%, 04/07/2035 59 60

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cemex SAB de CV
5.13%, 07/01/2026
(i),(j),(k)
$ 200 $ 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 225 235
CRH America Finance Inc
5.00%, 02/09/2036 84 82
JH North America Holdings Inc
5.88%, 01/31/2031
(i)
80 80
6.13%, 07/31/2032
(i)
114 114
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 452
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
87 89
$ 1,312
Chemicals - 0.31%
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
600 408
0.00%, 02/20/2032
(d)
200 136
Chemours Co/The
5.75%, 11/15/2028
(i)
16 16
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(i)
700 711
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
129 128
Sasol Financing USA LLC
8.75%, 04/10/2033
(i)
225 238
Solstice Advanced Materials Inc
5.63%, 09/30/2033
(i)
80 79
$ 1,716
Commercial Mortgage Backed Securities - 0.41%
BPR Trust 2021-NRD
9.25%, 12/15/2038
(i)
20 20
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
10.50%, 12/15/2038
(i)
140 141
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
6.63%, 05/15/2039
(i)
245 244
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.71%, 05/10/2047
(i),(n)
135 126
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
104 101
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 841
Extended Stay America Trust 2026-ESH2
6.53%, 02/15/2043
(i)
33 33
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.90%
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(n)
112 111
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(i)
170 —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust 2016-C36
4.08%, 11/15/2059
(n)
100 85
WFRBS Commercial Mortgage Trust 2011-C3
0.00%, 03/15/2044
(d),(i),(n)
108 39
WFRBS Commercial Mortgage Trust 2011-C4
4.98%, 06/15/2044
(i),(n)
501 493
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 $ 62 $ 54
$ 2,288
Commercial Services - 0.15%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 475 486
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 64
TriNet Group Inc
3.50%, 03/01/2029
(i)
53 49
United Rentals North America Inc
5.38%, 11/15/2033
(i)
162 160
6.13%, 03/15/2034
(i)
77 79
$ 838
Computers - 0.12%
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(i)
371 320
Leidos Inc
5.00%, 03/15/2036 159 154
5.40%, 03/15/2032 109 111
5.75%, 03/15/2033 60 62
NetApp Inc
5.70%, 03/17/2035 55 56
$ 703
Diversified Financial Services - 0.26%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 168
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 57
6.50%, 07/18/2028
(i)
62 64
Aviation Capital Group LLC
4.25%, 04/30/2029
(i)
7 7
4.80%, 10/24/2030
(i)
95 94
4.88%, 01/28/2033
(i)
9 9
Avolon Holdings Funding Ltd
4.70%, 01/30/2031
(i)
60 59
4.85%, 04/01/2033
(i)
41 40
5.38%, 05/30/2030
(i)
45 46
BGC Group Inc
6.15%, 04/02/2030 45 46
Blue Owl Finance LLC
6.25%, 04/18/2034 137 136
Capital One Financial Corp
5.20%, 09/11/2036
(k)
65 63
Secured Overnight Financing Rate + 1.63%
Citadel LP
6.00%, 01/23/2030
(i)
35 36
6.38%, 01/23/2032
(i)
25 26
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
31 30
8.38%, 04/01/2032
(i)
10 10
9.13%, 05/15/2031
(i)
20 21
Jefferies Financial Group Inc
5.13%, 04/28/2031 67 66
6.20%, 04/14/2034 116 120
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 35
5.20%, 03/27/2028
(i)
25 25
Osaic Holdings Inc
6.75%, 08/01/2032
(i)
61 62
Sumisho Air Lease Corp
4.85%, 03/24/2031
(i)
67 66

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial
4.95%, 02/25/2032
(k)
$ 5 $ 5
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(k)
80 80
Secured Overnight Financing Rate + 1.40%
5.45%, 03/06/2031
(k)
55 55
Secured Overnight Financing Rate + 1.68%
6.00%, 07/29/2036
(k)
46 46
Secured Overnight Financing Rate + 2.07%
$ 1,472
Electric - 0.55%
Comision Federal de Electricidad
5.00%, 09/29/2036 187 176
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(i)
475 483
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
EUR 200 242
6.50%, 05/15/2030 125 151
Energo - Pro as
6.45%, 04/15/2031 450 521
8.00%, 05/27/2030
(i)
375 459
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
$ 800 869
Vistra Operations Co LLC
4.70%, 01/31/2031
(i)
41 40
5.25%, 04/30/2033
(i)
39 39
5.25%, 10/15/2035
(i)
25 24
5.35%, 01/31/2036
(i)
58 57
5.55%, 04/30/2036
(i)
39 39
$ 3,100
Electronics - 0.05%
Ingram Micro Inc
4.75%, 05/15/2029
(i)
14 14
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
130 122
TD SYNNEX Corp
5.30%, 10/10/2035 105 104
6.10%, 04/12/2034 29 30
$ 270
Energy - Alternate Sources - 0.07%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
200 199
8.63%, 06/25/2033 200 200
$ 399
Engineering & Construction - 0.49%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
600 614
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(i)
350 356
7.50%, 06/04/2029
(i)
375 385
7.50%, 06/04/2029 200 205
IHS Holding Ltd
7.88%, 05/29/2030
(i)
475 490
7.88%, 05/29/2030 200 206
IHS Netherlands Holdco BV
8.00%, 09/18/2027 292 292
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
200 202
$ 2,750
Entertainment - 0.02%
Discovery Global Holdings Inc
4.28%, 03/15/2032 135 122
Environmental Control - 0.02%
GFL Environmental Holdings US Inc
5.50%, 02/01/2034
(i)
57 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
GFL Environmental Inc
4.38%, 08/15/2029
(i)
$ 45 $ 44
$ 99
Food - 0.22%
Grupo Nutresa SA
7.88%, 10/21/2031
(i),(j),(k)
425 418
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(i)
525 552
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
3.00%, 02/02/2029 35 33
5.50%, 01/15/2036 140 140
5.63%, 03/10/2037
(i)
62 62
5.95%, 04/20/2035 55 57
$ 1,262
Healthcare - Products - 0.06%
Abbott Laboratories
3.70%, 03/09/2029 315 310
Avantor Funding Inc
4.63%, 07/15/2028
(i)
25 24
$ 334
Healthcare - Services - 0.09%
HCA Inc
4.90%, 11/15/2035 5 5
5.60%, 04/01/2034 234 240
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
111 99
4.38%, 06/15/2028
(i)
65 64
6.50%, 02/15/2031
(i)
112 114
$ 522
Home Builders - 0.04%
Meritage Homes Corp
5.65%, 03/15/2035 148 150
Taylor Morrison Communities Inc
5.75%, 11/15/2032
(i)
60 60
$ 210
Home Equity Asset Backed Securities - 0.03%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(i),(n)
42 42
8.84%, 02/25/2055
(i),(n)
100 100
$ 142
Insurance - 0.15%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
48 48
6.75%, 04/15/2028
(i)
22 22
7.00%, 01/15/2031
(i)
19 19
Arthur J Gallagher & Co
5.15%, 02/15/2035 30 30
Brown & Brown Inc
5.55%, 06/23/2035 25 25
Corebridge Global Funding
4.80%, 05/29/2029
(i)
330 330
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 76
Ryan Specialty LLC
5.88%, 08/01/2032
(i)
13 13
SBL Holdings Inc
6.50%, 11/13/2026
(i),(j),(k)
291 265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.62%
Willis North America Inc
5.15%, 03/15/2036 21 21
$ 849

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.50%
Alphabet Inc
4.80%, 02/15/2036 $ 169 $ 167
Amazon.com Inc
4.88%, 03/13/2036 88 87
AppLovin Corp
5.13%, 12/01/2029 37 38
5.50%, 12/01/2034 210 212
Beignet Investor LLC
6.58%, 05/30/2049
(i)
562 579
Getty Images Inc
11.25%, 02/21/2030
(i)
1,110 953
14.00%, 03/01/2028
(i)
584 529
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(i)
60 60
Meta Platforms Inc
5.63%, 11/15/2055 93 86
6.30%, 05/15/2056 46 46
Uber Technologies Inc
4.80%, 09/15/2035 45 44
$ 2,801
Investment Companies - 0.04%
Antares Holdings LP
2.75%, 01/15/2027
(i)
254 250
Iron & Steel - 0.13%
Commercial Metals Co
5.75%, 11/15/2033
(i)
43 43
6.00%, 12/15/2035
(i)
49 49
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(n),(o)
544 549
Steel Dynamics Inc
5.25%, 05/15/2035 85 86
$ 727
Leisure Products & Services - 0.05%
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032
(i)
56 48
Royal Caribbean Cruises Ltd
4.75%, 05/15/2033 101 98
5.25%, 02/27/2038 76 74
5.38%, 01/15/2036 22 22
5.63%, 09/30/2031
(i)
65 66
$ 308
Lodging - 0.11%
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(j),(k)
400 395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Hilton Domestic Operating Co Inc
5.50%, 03/31/2034
(i)
49 49
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
30 30
Marriott International Inc/MD
5.10%, 05/01/2038 80 77
5.50%, 04/15/2037 59 60
$ 611
Machinery - Diversified - 0.01%
Esab Corp
5.63%, 04/01/2031
(i)
41 41
Media - 0.56%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(i)
46 43
4.75%, 03/01/2030
(i)
14 13
5.13%, 05/01/2027
(i)
90 90
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.38%, 10/23/2035 30 30
6.65%, 02/01/2034 30 31
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
4.63%, 12/01/2030
(i)
$ 235 $ 60
5.38%, 02/01/2028
(i)
200 127
Directv Financing LLC
8.88%, 02/01/2030
(i)
25 25
8.88%, 02/01/2030
(i)
90 92
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(i)
66 69
Discovery Communications LLC
3.63%, 05/15/2030 5 5
6.35%, 06/01/2040 35 29
DISH DBS Corp
5.25%, 12/01/2026
(i)
415 413
DISH Network Corp
11.75%, 11/15/2027
(i)
331 341
EchoStar Corp
10.75%, 11/30/2029 1,497 1,627
Paramount Global
4.95%, 01/15/2031 60 56
7.88%, 07/30/2030 53 56
Time Warner Cable LLC
6.55%, 05/01/2037 30 30
$ 3,137
Mining - 0.63%
Glencore Funding LLC
6.50%, 10/06/2033
(i)
412 447
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
975 979
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
475 509
10.88%, 09/17/2029 400 426
WE Soda Investments Holding PLC
9.38%, 02/14/2031 450 437
9.50%, 10/06/2028 200 201
9.50%, 10/06/2028
(i)
525 527
$ 3,526
Miscellaneous Manufacturers - 0.03%
Axon Enterprise Inc
6.13%, 03/15/2030
(i)
25 25
Textron Financial Corp
5.65%, 02/15/2067
(i)
170 154
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 179
Mortgage Backed Securities - 0.41%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 30 31
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 17 17
5.50%, 08/25/2034 13 13
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 12 13
Arixa Mortgage Trust 2026-RTL1
6.05%, 05/25/2031
(i),(n)
100 100
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 18 18
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 15 15
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 17 15
Banc of America Mortgage 2005-A Trust
4.75%, 02/25/2035
(n)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(n)
140 115
CAFL 2026-R1 Issuer LLC
6.77%, 03/25/2036
(i),(n)
100 100

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CHL Mortgage Pass-Through Trust 2004-HYB4
4.98%, 09/20/2034
(n)
$ 8 $ 8
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 17 17
DSLA Mortgage Loan Trust 2005-AR5
4.39%, 09/19/2045 83 43
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055
(i),(n)
87 86
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 22 22
IndyMac INDX Mortgage Loan Trust 2004-AR7
4.92%, 09/25/2034 58 47
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.64%, 08/25/2035
(n)
259 185
Lehman XS Trust Series 2006-2N
4.22%, 02/25/2046 43 39
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 10 10
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 7 7
6.00%, 06/25/2034 8 8
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 55 55
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.37%, 05/25/2036
(n)
1 1
MFA 2024-NPL1 Trust
6.33%, 09/25/2054
(i),(n)
80 80
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(n)
90 82
PRET 2025-NPL8 LLC
5.73%, 08/25/2055
(i),(n)
108 108
PRET 2026-NPL2 LLC
5.15%, 02/25/2056
(i),(n)
94 94
PRPM 2025-2 LLC
9.56%, 05/25/2030
(i),(n)
100 100
PRPM 2025-8 LLC
5.39%, 10/25/2030
(i),(n)
89 89
PRPM 2026-1 LLC
5.19%, 02/25/2031
(i),(n)
95 94
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030
(i),(n)
110 110
RCO IX Mortgage LLC 2026-2
5.76%, 05/25/2031
(i),(n)
110 110
RCO X Mortgage LLC 2026-1
5.54%, 03/25/2031
(i),(n)
96 96
Structured Adjustable Rate Mortgage Loan Trust
4.01%, 07/25/2035 297 170
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(n)
142 142
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(i),(n)
81 81
$ 2,327
Oil & Gas - 1.68%
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
575 587
8.25%, 01/22/2031
(i)
400 408
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chord Energy Corp
6.00%, 10/01/2030
(i)
$ 76 $ 77
6.75%, 03/15/2033
(i)
7 7
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 119
5.75%, 01/15/2031
(i)
320 327
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
500 494
5.38%, 03/30/2028
(i)
92 91
Energean PLC
5.63%, 05/12/2031
(i)
EUR 225 259
Helmerich & Payne Inc
5.50%, 12/01/2034 $ 85 84
Kosmos Energy Ltd
7.50%, 03/01/2028 400 391
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
675 677
6.50%, 06/30/2027
(i)
25 25
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(g)
1,100 —
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d),(i)
175 69
0.00%, 05/16/2024
(d)
3,470 1,371
0.00%, 11/15/2026
(d)
550 216
Petroleos Mexicanos
5.95%, 01/28/2031 400 395
6.70%, 02/16/2032 800 806
6.84%, 01/23/2030 765 786
Puma International Financing SA
7.75%, 04/25/2029
(i)
525 541
SM Energy Co
6.75%, 08/01/2029
(i)
68 70
Sonangol Finance Ltd
10.00%, 01/29/2031
(i)
825 848
Sunoco LP
5.38%, 07/15/2031
(i)
4 4
5.63%, 03/15/2031
(i)
17 17
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 100 100
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
475 512
Viper Energy Partners LLC
5.70%, 08/01/2035 129 132
$ 9,413
Oil & Gas Services - 0.08%
Yinson Boronia Production BV
8.95%, 07/31/2042 389 426
Other Asset Backed Securities - 1.38%
37 Capital Clo 4 Ltd
5.47%, 04/15/2035
(i)
255 254
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
13 13
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(n)
675 554
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055
(i)
220 220
7.82%, 03/05/2053
(i)
150 151
Bain Capital Credit CLO 2020-1 Ltd
5.48%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
58 60

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Carval Clo X-C Ltd
5.48%, 07/20/2037
(i)
$ 260 $ 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
CLIF Holdings LLC
6.72%, 12/20/2050
(i)
164 163
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(i)
49 48
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050
(i)
65 64
5.66%, 02/25/2050
(i)
65 65
DataBank Issuer II LLC
5.18%, 09/27/2055
(i)
65 64
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055
(i)
65 62
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(i)
86 87
6.09%, 04/15/2050
(i)
86 87
Global SC Finance X Ltd
7.85%, 09/20/2045
(i)
103 102
Golub Capital Partners CLO 74 B Ltd
5.52%, 07/25/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
5.62%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
76 77
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 100
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
73 77
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(i)
70 70
Madison Park Funding LIII Ltd
5.42%, 04/21/2035
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
5.93%, 04/18/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 102
OCP Clo 2019-17 Ltd
5.68%, 07/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
OHA Credit Partners XI Ltd
5.32%, 07/20/2039
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.70%
OHA Loan Funding 2013-1 Ltd
6.02%, 04/23/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(i)
100 102
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(i)
75 75
OWN Equipment Fund III LLC
6.49%, 03/27/2034
(i)
94 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Palmer Square BDC CLO 1 Ltd
5.82%, 07/15/2037
(i)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.33%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
258 247
5.27%, 12/06/2055
(i)
50 50
QTS Issuer ABS II LLC
5.78%, 10/05/2055
(i)
55 53
7.20%, 03/06/2056
(i)
145 144
Regional Management Issuance Trust 2025-2
5.36%, 11/16/2037
(i)
140 139
Rockford Tower 2024-2 Ltd
5.53%, 10/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.00%, 05/20/2031
(i)
5 5
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 71
SF Abs Issuer LLC
5.87%, 11/25/2055
(i)
185 180
Shentel Issuer LLC
5.64%, 12/20/2055
(i)
90 91
Sixth Street CLO XV Ltd
5.67%, 10/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
5.47%, 07/24/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
212 213
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
83 72
Sunrun Athena Issuer 2018-1 LLC
5.31%, 04/30/2049
(i)
72 70
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057
(i)
76 70
Wellfleet CLO 2024-1 Ltd
5.73%, 07/18/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
$ 7,775
Packaging & Containers - 0.18%
Ball Corp
5.50%, 09/15/2033 181 182
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2030
(i)
858 822
$ 1,004
Pharmaceuticals - 0.37%
AbbVie Inc
3.78%, 03/03/2028 315 312
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
105 97
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(i)
652 646
Teva Pharmaceutical Finance Co LLC
6.15%, 02/01/2036 137 145

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 $ 142
7.38%, 09/15/2029 110 142
7.88%, 09/15/2031 100 137
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 634 483
$ 2,104
Pipelines - 0.37%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 443 455
Golar LNG Ltd
7.50%, 10/02/2030
(i)
375 383
NGPL PipeCo LLC
5.60%, 08/15/2036
(i),(m)
32 32
Targa Resources Corp
5.55%, 08/15/2035 115 117
6.13%, 03/15/2033 65 69
6.50%, 03/30/2034 187 203
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 125 133
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030
(i)
23 23
6.50%, 01/15/2034
(i)
168 176
6.50%, 06/15/2034
(i)
43 45
7.50%, 05/01/2033
(i)
190 210
7.75%, 05/01/2035
(i)
56 63
Western Midstream Operating LP
5.50%, 12/15/2035 34 34
6.15%, 04/01/2033 135 142
$ 2,085
Real Estate - 0.41%
Aldar Properties PJSC
5.88%, 04/14/2056
(i),(k)
800 750
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
5.88%, 04/14/2056
(k)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Kaisa Group Holdings Ltd
5.25%, PIK 6.25%; 12/28/2028
(i),(n),(o)
57 1
5.50%, PIK 6.00%; 12/28/2027
(i),(n),(o)
39 1
5.50%, PIK 6.50%; 12/28/2029
(i),(n),(o)
95 2
5.75%, PIK 6.75%; 12/28/2030
(i),(n),(o)
115 2
6.00%, PIK 7.00%; 12/28/2031
(i),(n),(o)
173 2
6.25%, PIK 7.25%; 12/28/2032
(i),(n),(o)
163 2
Kennedy-Wilson Inc
5.00%, 03/01/2031 813 820
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(i)
350 350
6.75%, 11/10/2032 200 200
$ 2,318
Regional Authority - 0.24%
Province of Santa Fe
8.10%, 12/11/2034
(i)
375 369
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(n)
689 554
Provincia de Cordoba
8.60%, 02/03/2035
(i)
450 436
$ 1,359
REITs - 0.16%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(i)
678 678
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(n)
200 199
$ 877
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.09%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
$ 5 $ 5
4.00%, 10/15/2030
(i)
325 308
Global Auto Holdings Ltd/AAG FH UK Ltd
11.50%, 08/15/2029
(i)
200 207
$ 520
Semiconductors - 0.05%
Broadcom Inc
3.14%, 11/15/2035
(i)
225 192
Entegris Inc
4.75%, 04/15/2029
(i)
61 60
Intel Corp
5.30%, 05/15/2036 20 20
$ 272
Software - 0.25%
Fair Isaac Corp
6.00%, 05/15/2033
(i)
198 196
MSCI Inc
5.25%, 09/01/2035 61 60
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(i)
33 34
Open Text Corp
3.88%, 02/15/2028
(i)
9 9
3.88%, 12/01/2029
(i)
80 74
6.90%, 12/01/2027
(i)
4 4
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
3 3
Oracle Corp
3.95%, 03/25/2051 5 3
5.20%, 09/26/2035 245 233
5.70%, 02/04/2036 57 56
5.95%, 09/26/2055 134 117
6.00%, 08/03/2055 10 9
6.70%, 02/04/2056 125 120
6.85%, 02/04/2066 133 127
Salesforce Inc
5.55%, 03/15/2036 218 220
Synopsys Inc
5.15%, 04/01/2035 44 44
5.70%, 04/01/2055 95 93
$ 1,402
Sovereign - 11.91%
Angolan Government International Bond
8.00%, 11/26/2029 400 408
9.38%, 03/31/2033
(i)
550 575
Argentine Republic Government International Bond
0.75%, 07/09/2030
(n)
846 737
4.12%, 07/09/2035
(n)
275 212
Benin Sukuk SA
6.20%, 01/29/2033 200 194
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 4,283 831
9.76%, 01/01/2031 2,906 504
9.76%, 01/01/2033 5,250 870
9.76%, 01/01/2035 5,535 888
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 300 350
5.50%, 04/23/2036 300 354
Chile Government International Bond
2.75%, 01/31/2027 $ 275 272
3.10%, 01/22/2061 402 249
3.24%, 02/06/2028 1,175 1,153
3.25%, 09/21/2071 200 125
Colombia Government International Bond
7.38%, 09/18/2037 101 102
Colombian TES
11.00%, 08/22/2029 COP 3,355,900 834
13.25%, 02/09/2033 4,470,100 1,171

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Czech Republic Government Bond
3.60%, 06/03/2036 CZK 41,600 $ 1,813
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 $ 1,175 1,182
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
473 408
6.90%, 07/31/2035
(n)
346 317
8.75%, 01/29/2034
(i)
275 279
Egypt Government Bond
22.42%, 01/06/2028 EGP 11,700 221
24.46%, 10/01/2027 17,300 325
25.32%, 08/13/2027 16,000 306
Egypt Government International Bond
5.80%, 09/30/2027 $ 200 201
Egypt Treasury Bills
20.25%, 10/27/2026
(p)
EGP 14,500 253
21.07%, 09/08/2026
(p)
10,500 189
21.32%, 08/25/2026
(p)
9,300 169
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
$ 283 255
0.00%, 01/03/2030
(d)
470 423
5.00%, 07/03/2029
(i),(n)
678 671
5.00%, 07/03/2029 66 65
Hungary Government Bond
3.00%, 08/21/2030 HUF 33,170 100
3.25%, 10/22/2031 47,330 141
4.50%, 03/23/2028 454,350 1,477
7.00%, 10/24/2035 329,600 1,213
Japan Treasury Discount Bill
0.76%, 07/10/2026
(p)
JPY 674,500 4,231
0.79%, 07/06/2026
(p)
200,000 1,255
0.83%, 07/21/2026
(p)
1,930,000 12,104
0.91%, 10/20/2026
(p)
310,000 1,940
0.94%, 12/21/2026
(p)
751,000 4,690
0.99%, 02/22/2027
(p)
310,000 1,932
Kyrgyz Republic International Bond
7.75%, 06/03/2030
(i)
$ 200 204
Malaysia Government Bond
3.48%, 07/02/2035 MYR 195 49
3.52%, 04/20/2028 349 89
3.58%, 07/15/2032 5,300 1,342
4.05%, 04/18/2039 1,517 392
Mexican Bonos
8.00%, 07/31/2053 MXN 6,190 300
8.50%, 11/18/2038 23,500 1,265
Mexican Udibonos
2.75%, 11/27/2031 7,564 400
4.00%, 08/24/2034 5,729 319
Mexico Government International Bond
3.75%, 01/11/2028 $ 575 566
6.13%, 02/09/2038 200 196
Nigeria Government International Bond
6.13%, 09/28/2028 250 253
6.50%, 11/28/2027 400 404
7.14%, 02/23/2030 600 619
8.63%, 01/13/2036 200 221
Pakistan Government International Bond
6.88%, 12/05/2027 200 200
Peru Government Bond
7.60%, 08/12/2039
(i)
PEN 1,250 385
Peruvian Government International Bond
6.85%, 08/12/2035
(i)
3,925 1,196
6.90%, 08/12/2037 3,630 1,076
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 475 477
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 5,430 1,341
5.00%, 10/25/2035 2,400 635
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Poland Government International Bond
5.50%, 03/18/2054 $ 192 $ 178
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 10,200 619
8.75%, 01/31/2044 5,800 347
9.00%, 01/31/2040 3,151 195
9.88%, 03/31/2039 4,000 262
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 $ 200 187
3.90%, 10/19/2031 230 214
Romania Government Bond
6.70%, 02/25/2032 RON 3,750 828
6.85%, 07/29/2030 5,450 1,219
Romanian Government International Bond
5.63%, 05/30/2037 EUR 675 774
6.13%, 10/07/2037 150 177
Turkiye Government Bond
36.10%, 08/12/2026 TRY 8,430 182
36.88%, 10/13/2027 5,265 110
Ukraine Government International Bond
4.00%, 02/01/2032
(i),(n)
$ 344 281
4.00%, 02/01/2032
(n)
765 626
4.50%, 02/01/2034
(i),(n)
169 116
4.50%, 02/01/2034
(n)
1,241 849
Uruguay Government International Bond
8.00%, 10/29/2035 UYU 3,344 85
8.50%, 03/15/2028 2,722 70
9.75%, 07/20/2033 3,375 94
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
$ 1,400 686
Zambia Government International Bond
5.75%, 06/30/2033
(n)
884 877
$ 66,894
Student Loan Asset Backed Securities - 0.16%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
39 37
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
43 42
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
198 194
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 86
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 90
SLM Private Credit Student Loan Trust 2003-A
6.33%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
6.35%, 03/15/2033 150 150
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 98
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 144
$ 891
Supranational Bank - 0.20%
Africa Finance Corp
7.50%, 01/21/2030
(i),(j),(k)
450 455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 600 597
International Bank for Reconstruction &
Development
14.75%, 07/14/2027 KZT 10,000 20
International Finance Corp
14.75%, 11/19/2027 30,000 61
$ 1,133

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.80%
AT&T Inc
5.13%, 04/30/2036 $ 93 $ 92
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
275 278
7.25%, 07/11/2030 200 202
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(i)
275 273
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
700 726
Flash Compute LLC
7.25%, 12/31/2030
(i)
111 114
HUT 8 DC LLC
6.19%, 11/15/2042
(i)
59 60
Telecom Argentina SA
9.50%, 07/18/2031 150 161
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
250 251
7.25%, 05/18/2031
(i)
250 250
T-Mobile USA Inc
5.00%, 02/15/2036 217 214
Veon Midco BV
3.38%, 11/25/2027 850 836
6.95%, 06/01/2031
(i),(m)
525 525
7.45%, 06/01/2033
(i),(m)
525 525
$ 4,507
Transportation - 0.28%
Transnet/South Africa
8.25%, 02/06/2028 900 939
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
197 210
8.50%, 01/31/2045 395 419
$ 1,568
TOTAL BONDS $ 151,776
CONVERTIBLE BONDS - 0.17%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.01%
Arrowhead Pharmaceuticals Inc
0.00%, 01/15/2032
(d)
$ 13 $ 15
Halozyme Therapeutics Inc
0.88%, 11/15/2032
(i)
13 13
Ligand Pharmaceuticals Inc
0.75%, 10/01/2030
(i)
16 22
$ 50
Computers - 0.01%
Lumentum Holdings Inc
0.38%, 03/15/2032
(i)
5 23
Rubrik Inc
0.00%, 06/15/2030
(d),(i)
24 24
Seagate HDD Cayman
3.50%, 06/01/2028 3 32
$ 79
Consumer Products - 0.00%
Spectrum Brands Inc
3.38%, 06/01/2029 14 14
Electric - 0.01%
Evergy Inc
4.50%, 12/15/2027 17 23
FirstEnergy Corp
3.88%, 01/15/2031
(i)
27 30
Pinnacle West Capital Corp
4.75%, 06/15/2027 16 18
$ 71
Electronics - 0.01%
Advanced Energy Industries Inc
0.00%, 05/15/2031
(d),(i)
7 7
2.50%, 09/15/2028 6 13
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Avnet Inc
1.75%, 09/01/2030
(i)
$ 8 $ 11
Itron Inc
1.38%, 07/15/2030 11 11
$ 42
Engineering & Construction - 0.00%
Fluor Corp
1.13%, 08/15/2029 12 15
Environmental Control - 0.00%
Tetra Tech Inc
2.25%, 08/15/2028 11 11
Food - 0.00%
Post Holdings Inc
2.50%, 08/15/2027 13 14
Gas - 0.00%
UGI Corp
5.00%, 06/01/2028 12 16
Internet - 0.01%
DoorDash Inc
0.00%, 05/15/2030
(d),(i)
23 22
Lyft Inc
0.00%, 09/15/2030
(d),(i)
18 17
Uber Technologies Inc
0.88%, 12/01/2028 18 21
$ 60
Investment Companies - 0.00%
IREN Ltd
1.00%, 06/01/2033
(i)
8 11
Leisure Products & Services - 0.00%
NCL Corp Ltd
0.88%, 04/15/2030 17 18
Machinery - Construction & Mining - 0.01%
Bloom Energy Corp
0.00%, 11/15/2030
(d),(i)
13 23
Media - 0.02%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(n),(o)
33 129
Mining - 0.01%
B2Gold Corp
2.75%, 02/01/2030
(i)
16 26
Oil & Gas - 0.02%
Kosmos Energy Ltd
3.13%, 03/15/2030 100 81
Pharmaceuticals - 0.01%
Indivior Pharmaceuticals Inc
0.63%, 03/15/2031
(i)
12 14
Zoetis Inc
0.25%, 06/15/2029
(i)
10 9
$ 23
Real Estate - 0.01%
Compass Inc
0.25%, 04/15/2031
(i)
18 17
Kaisa Group Holdings Ltd
0.00%, 12/31/2026
(d),(i)
34 —
0.00%, 12/31/2027
(d),(i)
42 —
0.00%, 12/31/2028
(d),(i)
68 —
0.00%, 12/31/2029
(d),(i)
68 —
0.00%, 12/31/2030
(d),(i)
85 —
0.00%, 12/31/2031
(d),(i)
85 —
0.00%, 12/31/2032
(d),(i)
160 —
Sunac China Holdings Ltd
0.00%, 06/23/2026
(d),(i)
100 14
0.00%, 06/23/2028
(d),(i)
74 16
$ 47

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.00%
Federal Realty OP LP
3.25%, 01/15/2029
(i)
$ 10 $ 11
Retail - 0.01%
Burlington Stores Inc
1.25%, 12/15/2027 18 29
Freshpet Inc
3.00%, 04/01/2028 6 7
$ 36
Semiconductors - 0.02%
Amkor Technology Inc
0.00%, 07/15/2031
(d),(i)
21 22
Microchip Technology Inc
0.00%, 02/15/2030
(d),(i)
16 19
MKS Inc
1.25%, 06/01/2030 11 24
Nova Ltd
0.00%, 09/15/2030
(d),(i)
14 24
Onto Innovation Inc
0.00%, 06/01/2031
(d),(i)
8 8
SiTime Corp
0.00%, 06/15/2031
(d)
8 9
$ 106
Software - 0.01%
Cloudflare Inc
0.00%, 06/15/2030
(d),(i)
7 9
Guidewire Software Inc
1.25%, 11/01/2029 14 14
Nutanix Inc
0.50%, 12/15/2029 16 16
Snowflake Inc
0.00%, 10/01/2029
(d)
19 33
$ 72
Telecommunications - 0.00%
InterDigital Inc
3.50%, 06/01/2027 6 19
TOTAL CONVERTIBLE BONDS $ 974
SENIOR FLOATING RATE INTERESTS
- 0.76%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.01%
TransDigm Inc ; Term Loan N
6.15%, 02/10/2033 29 29
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Automobile Manufacturers - 0.01%
Allison Transmission Inc ; Term Loan B
5.38%, 11/05/2032 81 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Automobile Parts & Equipment - 0.00%
First Brands Group LLC ; Term Loan B
0.00%, 03/30/2027
(d)
15 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
0.00%, 03/30/2027
(d)
22 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC ; DIP PIK Term Loan
0.00%, PIK 13.65%; 06/29/2026
(o)
15 3
CME Term Secured Overnight Financing
Rate 1 Month + 1.55%
0.00%, PIK 10.65%; 06/29/2026
(o)
43 —
CME Term Secured Overnight Financing
Rate 1 Month + 9.00%
$ 3
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0.04%
BioMarin Pharmaceutical Inc ; Term Loan B
5.43%, 04/27/2033 $ 206 $ 206
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Chemicals - 0.02%
Solstice Advanced Materials Inc ; Term Loan B
5.41%, 10/29/2032 93 93
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Commercial Services - 0.04%
Trans Union LLC ; Term Loan B8
5.40%, 06/24/2031 188 187
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
United Rentals North America Inc ; Term Loan B
5.15%, 02/14/2031 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 212
Computers - 0.01%
CACI International Inc ; Term Loan B2
5.40%, 02/25/2033 63 63
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Diversified Financial Services - 0.02%
Edelman Financial Engines Center LLC/The ; Term
Loan
7.65%, 11/28/2031 83 83
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Electric - 0.04%
NRG Energy Inc ; Term Loan B
5.37%-5.42%, 04/16/2031 241 242
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%, CME Term Secured
Overnight Financing Rate 3 Month + 1.75%
Engineering & Construction - 0.02%
Asplundh Tree Expert LLC ; Term Loan B
5.40%, 05/23/2031 125 126
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Entertainment - 0.10%
Discovery Global Holdings Inc
0.00%, 05/27/2033
(q)
337 337
DraftKings Crown Holdings Inc
5.39%, 03/04/2032 50 50
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Flutter Financing BV ; Term Loan B
5.45%, 11/30/2030 88 87
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
5.70%, 06/04/2032 99 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Light & Wonder International Inc ; Term Loan B3
5.58%, 04/16/2029 6 6
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 579
Environmental Control - 0.01%
Clean Harbors Inc ; Term Loan B
5.15%, 09/24/2032 80 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food Service - 0.02%
Aramark Services Inc ; Term Loan B9
5.40%, 04/06/2028 $ 15 $ 15
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Aramark Services Inc ; Term Loan B10
5.40%, 06/22/2030 100 101
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 116
Healthcare - Products - 0.09%
Bausch + Lomb Corp ; Term Loan B
7.40%, 01/15/2031 99 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Medline Borrower LP ; Term Loan B
0.00%, 05/16/2033
(q)
405 404
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 504
Healthcare - Services - 0.03%
DaVita Inc ; Term Loan B2
5.40%, 05/09/2031 186 187
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Insurance - 0.08%
Amynta Agency Borrower Inc ; Term Loan B
6.15%, 12/29/2031 65 64
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ardonagh Group Finco Pty Ltd ; Term Loan B
6.62%-6.70%, 02/15/2031 241 237
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%, CME Term Secured
Overnight Financing Rate 6 Month + 3.00%
Baldwin Insurance Group Holdings LLC/The ; Term
Loan B2
6.13%, 05/26/2031 4 4
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CRC Insurance Group LLC ; Term Loan B
6.45%, 05/06/2031 46 45
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Lockton Inc ; Term Loan B
5.66%, 04/22/2033 45 45
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ryan Specialty LLC ; Term Loan B
5.65%, 09/13/2031 28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 423
Machinery - Construction & Mining - 0.03%
Terex Corp ; Term Loan
5.40%, 10/08/2031 180 180
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Metal Fabrication & Hardware - 0.02%
Advanced Drainage Systems Inc ; Term Loan B
5.27%, 02/11/2033 118 119
CME Term Secured Overnight Financing
Rate 1 Month + 1.63%
Mining - 0.03%
Novelis Holdings Inc ; Term Loan B
5.45%, 02/25/2032 154 154
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.04%
PetSmart LLC ; Term Loan B
7.58%, 08/18/2032 $ 69 $ 68
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Tory Burch LLC ; Term Loan B
7.65%, 04/18/2031 135 135
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 203
Software - 0.10%
CoreWeave Financing DDTL V LLC ; Delayed Draw
Term Loan DD-CapEx
8.10%, 11/06/2031 11 11
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Darktrace Finco US LLC ; Term Loan B
6.93%, 10/09/2031 28 27
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Dayforce Bidco LLC ; Term Loan B
6.66%, 02/04/2033 258 245
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
OAK-Eagle Acquireco Inc ; Term Loan B
0.00%, 03/24/2033
(q)
123 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Open Text Corp ; Term Loan B
5.40%, 01/31/2030 151 148
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 555
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,239
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 6.59%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.16%
0.63%, 05/15/2030 $ 3,895 $ 3,405
4.38%, 07/31/2026 3,098 3,101
$ 6,506
U.S. Treasury Bill - 5.43%
3.57%, 08/20/2026
(p)
172 171
3.59%, 06/04/2026
(p)
1,794 1,793
3.59%, 08/04/2026
(p),(r)
2,449 2,433
3.63%, 07/02/2026
(p)
1,056 1,053
3.63%, 04/15/2027
(p)
12,000 11,615
3.63%, 05/13/2027
(p),(s)
12,000 11,581
3.64%, 06/18/2026
(p)
1,866 1,863
$ 30,509
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 37,015
TOTAL PURCHASED OPTIONS - 0.04% $ 235
Total Investments $ 537,979
Other Assets and Liabilities -  4.25% 23,884
TOTAL NET ASSETS - 100.00% $ 561,863
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $57,723 or 10.27% of net assets.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

(f) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$11,043 or 1.97% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,832 or 9.94% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,687 or 0.66% of net assets.
(m) Security purchased on a when-issued basis.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate shown is the discount rate of the original purchase.
(q) This Senior Floating Rate Note will settle after May 31, 2026, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,490 or 0.27% of net assets.
(s) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $5,791 or 1.03% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 76,101 $ 487,355 $ 454,147 $ 109,309
$ 76,101 $ 487,355 $ 454,147 $ 109,309
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 2,616 $ — $ — $ —
$ 2,616 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Aptiv PLC N/A 270 $ 27 $ 50.00 08/21/2026 $ 46 $ 23 $ (23)
Put - Barrick Mining Corp N/A 73 7 $ 38.00 07/17/2026 5 7 2
Put - Barrick Mining Corp N/A 86 9 $ 33.00 06/18/2026 7 — (7)
Put - Barrick Mining Corp N/A 83 8 $ 34.00 06/18/2026 2 — (2)
Put - Barrick Mining Corp N/A 75 8 $ 37.00 07/17/2026 5 6 1
Put - Caesars Entertainment Inc N/A 230 23 $ 20 .00 06/18/2026 3 — (3)
Put - Caesars Entertainment Inc N/A 308 31 $ 18.00 06/18/2026 10 — (10)
Put - FedEx Corp N/A 27 3 $ 320.00 07/17/2026 16 5 (11)
Put - FedEx Corp N/A 9 1 $ 300.00 06/18/2026 2 — (2)
Put - Globalstar Inc N/A 17 2 $ 70.00 06/18/2026 — — —
Put - Honeywell International Inc N/A 14 1 $ 200.00 06/18/2026 3 1 (2)
Put - Honeywell International Inc N/A 15 2 $ 190.00 06/18/2026 2 — (2)
Put - Honeywell International Inc N/A 76 8 $ 200.00 09/18/2026 57 31 (26)
Put - Keurig Dr Pepper Inc N/A 123 12 $ 23.00 06/18/2026 5 — (5)
Put - Keurig Dr Pepper Inc N/A 589 59 $ 24.00 06/18/2026 27 1 (26)
Put - L3Harris Technologies Inc N/A 20 2 $ 310.00 06/18/2026 13 13 —
Put - L3Harris Technologies Inc N/A 20 2 $ 290.00 07/17/2026 15 9 (6)
Put - Siemens AG N/A 32 EUR 3 EUR 225.00 06/19/2026 7 1 (6)
Put - TopBuild Corp N/A 31 $ 3 $ 400.00 07/17/2026 31 117 86
Put - TopBuild Corp N/A 13 1 $ 350.00 07/17/2026 12 21 9
Total $ 268 $ 235 $ (33)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - AES Corp/The N/A 8 $ 1 $ 15.00 08/21/2026 $ — $ — $ —
Call - Aptiv PLC N/A 270 27 $ 55.00 08/21/2026 (153) (406) (253)
Call - Barrick Mining Corp N/A 75 8 $ 42.00 07/17/2026 (38) (25) 13
Call - Barrick Mining Corp N/A 83 8 $ 38.00 06/18/2026 (21) (41) (20)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Barrick Mining Corp N/A 73 $ 7 $ 43.00 07/17/2026 $ (32) $ (20) $ 12
Call - Barrick Mining Corp N/A 86 9 $ 37.00 06/18/2026 (32) (50) (18)
Call - Bristol-Myers Squibb Co N/A 2 — $ 65.00 06/18/2026 — — —
Call - Caesars Entertainment Inc N/A 308 31 $ 22.00 06/18/2026 (165) (219) (54)
Call - Caesars Entertainment Inc N/A 24 2 $ 30.00 09/18/2026 (1) (1) —
Call - Caesars Entertainment Inc N/A 103 10 $ 30.00 07/17/2026 (2) (1) 1
Call - Caesars Entertainment Inc N/A 230 23 $ 27.00 06/18/2026 (79) (49) 30
Call - Chart Industries Inc N/A 6 1 $ 210.00 06/18/2026 — (5) (5)
Call - Comcast Corp N/A 4 — $ 32.50 06/18/2026 — — —
Call - DigitalBridge Group Inc N/A 12 1 $ 16.00 06/18/2026 — — —
Call - Electronic Arts Inc N/A 2 — $ 210.00 06/18/2026 — — —
Call - FedEx Corp N/A 27 3 $ 350.00 07/17/2026 (108) (181) (73)
Call - FedEx Corp N/A 9 1 $ 330.00 06/18/2026 (32) (75) (43)
Call - Globalstar Inc N/A 17 2 $ 80.00 06/18/2026 (3) (7) (4)
Call - Honeywell International Inc N/A 15 2 $ 210.00 06/18/2026 (18) (44) (26)
Call - Honeywell International Inc N/A 14 1 $ 230.00 06/18/2026 (14) (18) (4)
Call - Honeywell International Inc N/A 76 8 $ 230.00 09/18/2026 (74) (167) (93)
Call - Keurig Dr Pepper Inc N/A 123 12 $ 26.00 06/18/2026 (28) (51) (23)
Call - Keurig Dr Pepper Inc N/A 589 59 $ 27.00 06/18/2026 (55) (186) (131)
Call - Kinross Gold Corp N/A 2 — $ 41.00 06/18/2026 — — —
Call - L3Harris Technologies Inc N/A 20 2 $ 320.00 07/17/2026 (27) (21) 6
Call - L3Harris Technologies Inc N/A 20 2 $ 340.00 06/18/2026 (41) (2) 39
Call - Masimo Corp N/A 9 1 $ 180.00 09/18/2026 — (1) (1)
Call - S&P 500 Index Weekly N/A 3 — $ 7,750.00 06/24/2026 (9) (10) (1)
Call - S&P 500 Index Weekly N/A 3 — $ 7,740.00 06/18/2026 (8) (8) —
Call - S&P 500 Index Weekly N/A 3 — $ 7,600.00 06/15/2026 (9) (20) (11)
Call - S&P 500 Index Weekly N/A 3 — $ 7,650.00 06/08/2026 (7) (7) —
Call - S&P 500 Index Weekly N/A 3 — $ 7,625.00 06/03/2026 (4) (4) —
Call - S&P 500 Index Weekly N/A 3 — $ 7,580.00 06/03/2026 (6) (11) (5)
Call - S&P 500 Index Weekly N/A 3 — $ 7,690.00 06/05/2026 (4) (2) 2
Call - S&P 500 Index Weekly N/A 3 — $ 7,630.00 06/01/2026 (3) (1) 2
Call - S&P 500 Index Weekly N/A 3 — $ 7,725.00 06/12/2026 (5) (5) —
Call - Siemens AG N/A 32 EUR 3 EUR 255.00 06/19/2026 (65) (72) (7)
Call - TopBuild Corp N/A 31 $ 3 $ 440.00 07/17/2026 (63) (79) (16)
Call - US Bancorp N/A 1 — $ 62.50 06/18/2026 — — —
Call - Warner Bros Discovery Inc N/A 24 2 $ 27.00 06/18/2026 (2) (1) 1
Call - Warner Bros Discovery Inc N/A 98 10 $ 28.00 06/18/2026 (2) (1) 1
Put - S&P 500 Index Weekly N/A 3 — $ 7,340.00 06/08/2026 (7) (2) 5
Put - S&P 500 Index Weekly N/A 3 — $ 7,050.00 06/15/2026 (12) (1) 11
Put - S&P 500 Index Weekly N/A 3 — $ 7,395.00 06/03/2026 (5) (1) 4
Put - S&P 500 Index Weekly N/A 3 — $ 7,250.00 06/24/2026 (11) (7) 4
Put - S&P 500 Index Weekly N/A 3 — $ 7,425.00 06/12/2026 (7) (7) —
Put - S&P 500 Index Weekly N/A 3 — $ 7,480.00 06/05/2026 (5) (5) —
Put - S&P 500 Index Weekly N/A 3 — $ 7,235.00 06/18/2026 (13) (5) 8
Put - TopBuild Corp N/A 13 1 $ 390.00 07/17/2026 (28) (42) (14)
Total $ (1,198) $ (1,861) $ (663)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; October 2026 Short 4 $ 1,605 $ —
3 Month Secured Overnight Financing Rate; June 2027 Short 135 32,429 50
3 Month Secured Overnight Financing Rate; March 2027 Short 82 19,700 —
3 Month Sterling Overnight Index Average; June 2027 Short 2 646 (3)
3 Month Sterling Overnight Index Average; March 2027 Short 25 8,070 (31)
ASX 90 Day Bank Bill; December 2026 Short 7 4,974 10
ASX 90 Day Bank Bill; June 2027 Short 4 2,843 —
AUD/USD; June 2026 Long 25 1,795 16
Australia 10 Year Bond; June 2026 Short 54 4,232 (44)
Australia 3 Year Bond; June 2026 Short 67 5,019 (25)
Brent Crude; August 2026
(a)
Long 11 1,002 (126)
Brent Crude; December 2026
(a)
Long 3 253 (4)
Brent Crude; October 2026
(a)
Long 2 174 (13)
Brent Crude; September 2026
(a)
Long 2 178 3
CAC40 Index; June 2026 Long 13 1,240 16
Canada 10 Year Bond; September 2026 Short 31 2,703 (19)
Canada 10 Year Bond; September 2026 Long 16 1,395 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canadian Dollars; June 2026 Short 2 $ 145 $ 1
Canola; July 2026
(a)
Long 20 221 11
Canola; November 2026
(a)
Long 7 79 6
CHF; June 2026 Long 1 160 1
CME Micro Bitcoin; June 2026
(a)
Long 1 7 —
CME Micro Ether; June 2026
(a)
Short 9 2 —
Cocoa; July 2026
(a)
Long 2 79 4
Cocoa; July 2026
(a)
Short 1 40 2
Cocoa; September 2026
(a)
Short 4 160 8
Coffee 'C'; July 2026
(a)
Short 4 399 15
Coffee 'C'; September 2026
(a)
Short 1 97 6
Copper; July 2026
(a)
Short 1 160 (2)
Copper; September 2026
(a)
Long 1 161 8
Corn; December 2026
(a)
Long 51 1,211 (47)
Corn; July 2026
(a)
Long 26 581 (35)
Corn; July 2026
(a)
Short 6 134 3
Corn; September 2026
(a)
Long 26 593 (26)
Cotton No.2; December 2026
(a)
Long 7 279 (1)
Cotton No.2; July 2026
(a)
Long 18 685 (78)
Crude Palm Oil; August 2026
(a)
Short 1 29 —
Crude Palm Oil; July 2026
(a)
Short 3 85 —
Crude Palm Oil; September 2026
(a)
Short 4 115 —
DAX Index; June 2026 Long 4 2,937 58
DJ Euro Stoxx 50; June 2026 Long 42 2,971 69
Dollar Index; June 2026 Short 8 791 —
Dollar Index; June 2026 Long 4 395 (2)
ECX Emission; December 2026
(a)
Short 1 94 (12)
E-Mini Crude Oil; July 2026
(a)
Long 1 44 (6)
E-Mini DJIA Index; June 2026 Long 11 2,810 40
eMini MSCI EAFE; June 2026 Long 3 467 27
eMini MSCI Emerging Markets; June 2026 Long 1 87 2
E-Mini Natural Gas; July 2026
(a)
Short 2 16 —
EUR/GBP; June 2026 Short 1 146 —
EUR/JPY; June 2026 Long 2 291 2
EUR/USD; June 2026 Long 1 146 (1)
Euribor; June 2027 Short 108 30,660 (53)
Euribor; June 2028 Short 52 14,779 (21)
Euribor; June 2029 Short 21 5,962 (8)
Euribor; March 2027 Short 37 10,503 12
Euro Bond 10 Year Bond; June 2026 Short 25 3,689 (28)
Euro Buxl 30 Year Bond; June 2026 Short 8 1,027 (6)
Euro E-Mini; June 2026 Long 1 73 —
Euro Milling Wheat; December 2026
(a)
Short 9 113 (2)
Euro Milling Wheat; March 2027
(a)
Short 1 13 —
Euro Milling Wheat; September 2026
(a)
Short 25 302 —
Euro Schatz; June 2026 Short 239 29,554 (38)
Euro Stoxx Bank; June 2026 Long 11 176 8
Euro- Bobl 5 Year; June 2026 Short 87 11,782 (66)
Euro-Bobl 5 Year; June 2026 Long 46 6,230 59
Euro-BTP; June 2026 Long 4 555 3
Euro-Oat; June 2026 Short 12 1,691 (27)
Feeder Cattle; August 2026
(a)
Long 1 174 (3)
Frozen Concentrated Orange Juice-A; July 2026
(a)
Short 1 24 4
FTSE China A50 Index; June 2026 Long 48 757 13
FTSE KLCI Index; June 2026 Long 2 42 —
FTSE Taiwan Index; June 2026 Long 3 473 15
FTSE/JSE Top 40; June 2026 Long 2 132 (3)
FTSE/MIB Index; June 2026 Long 1 292 30
FTSE100 Index; June 2026 Long 29 4,079 32
Gasoline RBOB; August 2026
(a)
Long 1 124 (18)
Gasoline RBOB; July 2026
(a)
Long 8 1,019 (159)
Gasoline RBOB; October 2026
(a)
Long 2 222 (23)
Gasoline RBOB; September 2026
(a)
Short 1 121 1
GBP/USD; June 2026 Long 1 84 (1)
Gold 100 oz; August 2026
(a)
Long 5 2,296 19
Gold 100 oz; December 2026
(a)
Long 1 466 4
Gold; April 2027
(a)
Short 1 149 5
Gold; February 2027
(a)
Short 2 298 10
Hang Seng Index; June 2026 Short 4 638 5
HSCEI China Index; June 2026 Short 5 267 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
HSTECH; June 2026 Long 1 $ 31 $ —
IBEX 35 Index; June 2026 Long 2 430 9
IBEX Mini Index; June 2026 Long 3 65 3
IFSC Nifty 50; June 2026 Short 8 380 1
INR/USD Standard; June 2026 Short 2 105 (2)
Japan 10 Year Bond TSE; June 2026 Short 16 12,949 136
Japan Topix Index; June 2026 Long 14 3,483 198
Japanese Yen; June 2026 Short 1 79 1
KC HRW Wheat; July 2026
(a)
Long 20 649 (9)
KC HRW Wheat; September 2026
(a)
Long 3 99 (1)
Korea 10 Year Bond; June 2026 Short 29 2,069 51
Korea 3 Year Bond; June 2026 Short 126 8,639 72
Kospi200 Mini; June 2026 Long 1 45 4
Lean Hogs; August 2026
(a)
Short 3 118 1
Lean Hogs; July 2026
(a)
Short 3 119 1
Lean Hogs; October 2026
(a)
Short 3 102 1
Live Cattle; August 2026
(a)
Long 6 574 (26)
Live Cattle; December 2026
(a)
Long 7 643 (18)
Live Cattle; February 2027
(a)
Long 5 461 (10)
Live Cattle; October 2026
(a)
Long 10 922 (34)
LME Copper; June 2026
(a)
Short — — 69
LME Copper; September 2026
(a)
Long 5 1,704 (28)
LME Lead; August 2026
(a)
Long 1 50 —
LME Lead; August 2026
(a)
Short 10 504 (15)
LME Lead; July 2026
(a)
Short — — (1)
LME Lead; July 2026
(a)
Short — — —
LME Lead; July 2026
(a)
Short — — (3)
LME Lead; July 2026
(a)
Short — — —
LME Lead; July 2026
(a)
Short — — —
LME Lead; July 2026
(a)
Short — — —
LME Lead; July 2026
(a)
Short — — 1
LME Lead; July 2026
(a)
Short — — 1
LME Lead; July 2026
(a)
Short — — —
LME Lead; July 2026
(a)
Short — — (1)
LME Lead; June 2026
(a)
Short — — (5)
LME Lead; June 2026
(a)
Short — — (3)
LME Lead; June 2026
(a)
Short — — (1)
LME Lead; June 2026
(a)
Short — — (2)
LME Nickel; August 2026
(a)
Long 3 343 4
LME Nickel; July 2026
(a)
Short — — 4
LME Nickel; July 2026
(a)
Short — — (1)
LME Nickel; July 2026
(a)
Short — — 7
LME Nickel; July 2026
(a)
Short — — 3
LME Nickel; June 2026
(a)
Short — — 6
LME Nickel; June 2026
(a)
Short — — 1
LME Nickel; June 2026
(a)
Short — — 2
LME Primary Alum; August 2026
(a)
Short — — (2)
LME Primary Alum; August 2026
(a)
Short — — 1
LME Primary Alum; August 2026
(a)
Long 1 92 —
LME Primary Alum; August 2026
(a)
Short — — (4)
LME Primary Alum; August 2026
(a)
Short — — (1)
LME Primary Alum; August 2026
(a)
Long 3 275 2
LME Primary Alum; July 2026
(a)
Short — — 1
LME Primary Alum; July 2026
(a)
Short — — (2)
LME Primary Alum; July 2026
(a)
Short — — 3
LME Primary Alum; July 2026
(a)
Short — — 4
LME Primary Alum; June 2026
(a)
Short — — 10
LME Primary Alum; June 2026
(a)
Short — — 15
LME Primary Alum; June 2026
(a)
Short — — 106
LME Primary Alum; June 2026
(a)
Short — — 8
LME Primary Alum; June 2026
(a)
Short — — 7
LME Primary Alum; June 2026
(a)
Short — — 20
LME Primary Alum; September 2026
(a)
Long 10 914 21
LME Tin;June 2026
(a)
Short — — (7)
LME Tin;June 2026
(a)
Short — — (54)
LME Zinc; July 2026
(a)
Short — — 1
LME Zinc; July 2026
(a)
Short — — —
LME Zinc; June 2026
(a)
Short — — (19)
LME Zinc; June 2026
(a)
Short — — 9
LME Zinc; June 2026
(a)
Short — — 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; June 2026
(a)
Short — $ — $ (5)
LME Zinc; June 2026
(a)
Short — — 6
LME Zinc; June 2026
(a)
Short — — (3)
LME Zinc; June 2026
(a)
Short — — 5
LME Zinc; June 2026
(a)
Short — — 2
LME Zinc; September 2026
(a)
Long 6 531 4
Low Sulphur Gasoline; July 2026
(a)
Long 8 801 (93)
Low Sulphur Gasoline; October 2026
(a)
Long 1 94 (7)
Maize; August 2026
(a)
Long 4 53 2
Micro DAX; June 2026 Long 11 323 3
Micro EUR/USD; June 2026 Long 1 15 —
Micro WTI Crude Oil; July 2026
(a)
Long 7 61 (8)
Milk; July 2026
(a)
Short 4 134 4
Mini FTSE/MIB; June 2026 Long 4 234 14
Mini HIS Index; June 2026 Short 4 128 1
Mini H-Share Index; June 2026 Short 5 53 1
Mini Japan 10 Year Bond; June 2026 Short 19 1,538 8
Mini Topix Index; June 2026 Long 6 149 7
MSCI Singapore Index; June 2026 Long 9 325 (1)
Nasdaq 100 E-Mini; June 2026 Long 9 5,473 136
Nasdaq 100 Micro E-mini; June 2026 Long 1 61 2
Natural Gas; August 2026
(a)
Long 2 66 2
Natural Gas; July 2026
(a)
Long 1 33 (1)
Natural Gas; July 2026
(a)
Short 1 33 (1)
Natural Gas; October 2026
(a)
Short 2 66 (2)
Natural Gas; September 2026
(a)
Long 1 33 1
New Zealand 3 Month Bill; September 2026 Long 5 2,972 —
New Zealand Dollars; June 2026 Short 1 60 (1)
Nikkei 225 Mini; June 2026 Long 7 292 37
Nikkei 225 OSE; June 2026 Long 6 2,504 410
Nikkei 225 SGX; June 2026 Long 3 626 111
Nikkei 225 Yen; June 2026 Long 1 208 23
NY Harbor ULSD; July 2026
(a)
Long 5 733 (82)
NY Harbor ULSD; September 2026
(a)
Long 1 142 (12)
NYSE FANG Index; June 2026 Long 1 92 5
Oat; July 2026
(a)
Long 1 18 1
Palladium; September 2026
(a)
Short 2 276 5
Platinum; April 2027
(a)
Long 1 30 (1)
Platinum; February 2027
(a)
Long 1 30 (2)
Rapeseed Euro; August 2026
(a)
Long 11 336 16
Rapeseed Euro; November 2026
(a)
Long 2 62 3
Robusta Coffee 10tn; July 2026
(a)
Short 1 35 (2)
Robusta Coffee 10tn; September 2026
(a)
Short 1 33 (1)
Rough Rice; July 2026
(a)
Long 1 25 (1)
RSS3 Rubber; October 2026
(a)
Long 1 13 —
Russell 2000 Emini; June 2026 Long 22 3,216 144
Russell 2000 Micro E-mini; June 2026 Long 1 15 1
S&P 500 Emini; June 2026 Long 16 6,077 174
S&P 500 Micro E-mini; June 2026 Long 2 76 6
S&P Mid 400 Emini; June 2026 Long 4 1,493 110
S&P/TSX 60 Index; June 2026 Long 3 880 47
SET50 Index; June 2026 Long 27 168 8
SGX Iron Ore 62%; July 2026
(a)
Long 60 631 2
Short Term Euro-BTP; June 2026 Short 54 6,704 (33)
Silver; July 2026
(a)
Long 1 379 (58)
Silver; July 2026
(a)
Short 1 379 (5)
Silver; September 2026
(a)
Long 1 382 (3)
Soybean Future; January 2027
(a)
Long 11 662 14
Soybean Future; July 2026
(a)
Long 35 2,076 (15)
Soybean Future; November 2026
(a)
Long 21 1,250 25
Soybean Meal; December 2026
(a)
Long 8 256 1
Soybean Meal; July 2026
(a)
Long 6 198 (1)
Soybean Oil; December 2026
(a)
Long 21 913 88
Soybean Oil; January 2027
(a)
Long 4 172 14
Soybean Oil; July 2026
(a)
Long 15 699 76
SPI 200 Index; June 2026 Long 6 943 9
Stoxx 600 Bank; June 2026 Long 6 132 5
Stoxx 600 Utilities; June 2026 Short 1 31 1
Stoxx Europe 600; June 2026 Long 19 694 30
Sugar #11; July 2026
(a)
Short 15 236 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Sugar #11; March 2027
(a)
Long 7 $ 121 $ (4)
Sugar #11; May 2027
(a)
Short 1 17 —
Sugar #11; October 2026
(a)
Long 5 81 (4)
SX5E Dividend; December 2027 Long 4 83 3
TSR20 FOB; August 2026
(a)
Long 1 11 —
UK 10 Year Gilt; September 2026 Short 10 1,195 (15)
UK 10 Year Gilt; September 2026 Long 13 1,554 5
UK Natural Gas; August 2026
(a)
Long 5 232 (17)
US 10 Year Treasury Note; September 2026 Short 82 9,006 (32)
US 10 Year Treasury Ultra Note; September 2026 Short 82 9,190 (91)
US 2 Year Treasury Note; September 2026 Short 291 60,109 (74)
US 3 Year Treasury Note; September 2026 Short 2 420 (1)
US 5 Year Treasury  Note; September 2026 Long 385 41,277 192
US 5 Year Treasury  Note; September 2026 Short 110 11,793 (29)
US Dollar; June 2026 Long 2 20 —
US Long Bond; September 2026 Short 33 3,703 (41)
US Ultra Bond; September 2026 Short 24 2,746 (43)
Wheat; December 2026
(a)
Long 11 354 —
Wheat; July 2026
(a)
Long 12 366 (19)
Wheat; September 2026
(a)
Long 4 125 (5)
White Maize-SAF; July 2026
(a)
Long 1 20 (1)
White Sugar; August 2026
(a)
Long 1 22 —
WIG20 Index; June 2026 Long 17 341 17
WTI Crude; August 2026
(a)
Long 1 85 1
WTI Crude; August 2026
(a)
Long 4 341 (5)
WTI Crude; December 2026
(a)
Long 4 313 49
WTI Crude; July 2026
(a)
Long 11 961 (101)
WTI Crude; October 2026
(a)
Long 1 81 (6)
WTI Crude; October 2026
(a)
Long 2 163 (11)
WTI Crude; September 2026
(a)
Long 3 250 (11)
WTI Crude; September 2026
(a)
Long 1 83 3
XAF Financial; June 2026 Long 1 159 1
XAP Consumer Staples; June 2026 Long 2 167 (4)
XAU Utilities; June 2026 Short 1 90 —
Total $ 1,180
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/05/2026 $ 111 EUR 95 $ — $ —
Bank of America NA 06/17/2026 AUD 15,119 $ 10,820 46 (1)
Bank of America NA 06/17/2026 GBP 4,131 $ 5,563 18 (14)
Bank of America NA 06/17/2026 CAD 6,502 $ 4,760 1 (37)
Bank of America NA 06/17/2026 EUR 6,201 $ 7,259 17 (41)
Bank of America NA 06/17/2026 JPY 1,311,921 $ 8,333 — (86)
Bank of America NA 06/17/2026 MXN 41,172 $ 2,319 49 —
Bank of America NA 06/17/2026 NZD 3,686 $ 2,167 38 —
Bank of America NA 06/17/2026 CHF 2,397 $ 3,064 15 (3)
Bank of America NA 06/17/2026 $ 71 MXN 1,265 — (1)
Bank of America NA 06/17/2026 $ 4,413 AUD 6,249 3 (80)
Bank of America NA 06/17/2026 $ 8,077 CAD 11,122 25 (22)
Bank of America NA 06/17/2026 $ 5,213 GBP 3,890 4 (29)
Bank of America NA 06/17/2026 $ 5,052 CHF 3,954 2 (22)
Bank of America NA 06/17/2026 $ 2,538 NZD 4,329 — (56)
Bank of America NA 06/17/2026 $ 16,507 JPY 2,608,318 112 (3)
Bank of America NA 06/17/2026 $ 14,458 EUR 12,411 19 (44)
Bank of America NA 07/31/2026 $ 306 EUR 261 1 —
Barclays Bank PLC 06/01/2026 EUR 200 GBP 174 — —
Barclays Bank PLC 06/02/2026 EUR 500 GBP 433 — —
BNP Paribas 06/24/2026 INR 404,312 $ 4,187 58 —
BNP Paribas 06/25/2026 GBP 150 $ 201 1 —
BNP Paribas 06/25/2026 CAD 1,605 $ 1,165 1 —
BNP Paribas 06/25/2026 CLP 1,648,584 $ 1,845 9 —
BNP Paribas 06/25/2026 COP 697,582 $ 185 4 —
BNP Paribas 06/25/2026 EUR 503 $ 585 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 06/25/2026 MXN 21,813 $ 1,255 $ 1 $ —
BNP Paribas 06/25/2026 NOK 9,372 $ 1,013 — —
BNP Paribas 06/25/2026 PHP 66,507 $ 1,081 — (2)
BNP Paribas 06/25/2026 RON 13,311 $ 2,945 9 —
BNP Paribas 06/25/2026 SEK 58,420 $ 6,258 78 —
BNP Paribas 06/25/2026 $ 1,616 PEN 5,552 — (10)
BNP Paribas 06/25/2026 $ 4,112 CZK 85,881 — (15)
BNP Paribas 06/25/2026 $ 2,281 SEK 21,321 — (31)
BNP Paribas 06/25/2026 $ 46 NOK 428 — —
BNP Paribas 06/25/2026 $ 1,019 AUD 1,431 — (9)
BNP Paribas 06/25/2026 $ 538 GBP 399 1 —
BNP Paribas 06/25/2026 $ 598 RON 2,694 — —
BNP Paribas 06/25/2026 $ 621 ZAR 10,163 — (5)
BNP Paribas 06/25/2026 $ 160 NZD 271 — (3)
BNP Paribas 06/25/2026 $ 1,588 PHP 98,093 — (4)
BNP Paribas 06/25/2026 $ 646 CHF 507 — (5)
BNP Paribas 06/25/2026 $ 1,775 COP 6,509,638 19 —
Citigroup Inc 06/24/2026 CNH 25,125 $ 3,704 16 —
Citigroup Inc 06/24/2026 KRW 4,059,400 $ 2,702 — (8)
Citigroup Inc 07/30/2026 TRY 22,375 $ 456 6 —
Credit Agricole 06/24/2026 $ 601 INR 57,758 — (5)
Credit Agricole 06/25/2026 AUD 1,292 $ 923 6 —
Credit Agricole 06/25/2026 BRL 21,224 $ 4,196 — (11)
Credit Agricole 06/25/2026 CAD 1,159 $ 843 — (1)
Credit Agricole 06/25/2026 EUR 2,529 $ 2,941 11 —
Credit Agricole 06/25/2026 JPY 486,438 $ 3,067 — (6)
Credit Agricole 06/25/2026 TWD 134,969 $ 4,262 27 —
Credit Agricole 06/25/2026 NZD 6,261 $ 3,676 75 —
Credit Agricole 06/25/2026 NOK 7,986 $ 861 3 —
Credit Agricole 06/25/2026 ZAR 10,449 $ 632 11 —
Credit Agricole 06/25/2026 KRW 2,351,488 $ 1,572 — (11)
Credit Agricole 06/25/2026 THB 70,531 $ 2,170 2 —
Credit Agricole 06/25/2026 $ 2,973 THB 97,050 — (15)
Credit Agricole 06/25/2026 $ 613 TWD 19,281 — —
Credit Agricole 06/25/2026 $ 596 IDR 10,533,848 6 —
Credit Agricole 06/25/2026 $ 2,675 CHF 2,099 — (21)
Credit Agricole 06/25/2026 $ 5,046 NOK 46,751 — (9)
Credit Agricole 06/25/2026 $ 4,092 AUD 5,741 — (32)
Credit Agricole 06/25/2026 $ 2,623 NZD 4,448 — (43)
Credit Agricole 06/25/2026 $ 1,278 JPY 203,437 — (2)
Credit Agricole 06/25/2026 $ 1,531 GBP 1,141 — (5)
Credit Agricole 07/06/2026 $ 1,273 JPY 200,000 13 —
Credit Agricole 07/10/2026 $ 2,890 JPY 443,500 96 —
Credit Agricole 10/20/2026 $ 1,970 JPY 310,000 1 —
Credit Agricole 12/21/2026 $ 1,540 JPY 231,000 65 —
Credit Agricole 02/22/2027 $ 1,990 JPY 310,000 1 —
Deutsche Bank AG 06/01/2026 JPY 26,681 GBP 125 — (1)
Deutsche Bank AG 06/02/2026 NZD 3,139 AUD 2,600 11 —
Deutsche Bank AG 06/05/2026 $ 300 INR 28,689 — (2)
Deutsche Bank AG 06/08/2026 INR 104,133 $ 1,100 — (5)
Deutsche Bank AG 06/12/2026 $ 100 INR 9,480 — —
Deutsche Bank AG 06/15/2026 $ 1,300 INR 124,544 — (9)
Deutsche Bank AG 06/15/2026 $ 200 KRW 297,068 3 —
Deutsche Bank AG 06/18/2026 $ 100 INR 9,599 — (1)
Deutsche Bank AG 06/22/2026 $ 100 INR 9,624 — (1)
Deutsche Bank AG 06/22/2026 $ 100 COP 378,268 — (2)
Deutsche Bank AG 06/26/2026 $ 200 COP 748,515 — (2)
Deutsche Bank AG 06/30/2026 COP 365,922 $ 100 — (1)
Deutsche Bank AG 07/02/2026 $ 100 CLP 89,049 — —
Goldman Sachs & Co 06/23/2026 $ 988 EUR 840 7 (1)
Goldman Sachs & Co 06/24/2026 $ 1,827 IDR 32,304,150 19 —
Goldman Sachs & Co 06/24/2026 $ 1,187 ZAR 19,800 — (33)
Goldman Sachs & Co 06/24/2026 $ 413 KRW 625,507 — (2)
Goldman Sachs & Co 08/12/2026 $ 1,188 GBP 876 11 —
Goldman Sachs & Co 09/15/2026 $ 359 EUR 307 — (1)
Goldman Sachs & Co 10/15/2026 $ 8 CAD 11 — —
Goldman Sachs & Co 11/18/2026 GBP 51 $ 67 1 —
Goldman Sachs & Co 11/18/2026 $ 1,109 GBP 821 6 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 11/18/2026 $ 189 EUR 160 $ — $ —
Goldman Sachs & Co 12/15/2026 $ 1,959 GBP 1,458 1 (4)
HSBC Securities Inc 06/12/2026 EUR 40 $ 46 — —
HSBC Securities Inc 06/12/2026 $ 4,179 EUR 3,553 34 —
HSBC Securities Inc 06/24/2026 HUF 85,450 $ 274 7 —
HSBC Securities Inc 06/24/2026 $ 1,610 PEN 5,500 — (1)
HSBC Securities Inc 06/24/2026 $ 2,066 COP 7,865,748 — (57)
HSBC Securities Inc 06/24/2026 $ 1,367 EUR 1,175 — (5)
HSBC Securities Inc 06/24/2026 $ 1,310 KRW 1,974,375 — —
JPMorgan Chase 06/01/2026 GBP 125 CHF 132 — —
JPMorgan Chase 06/01/2026 GBP 125 JPY 26,731 1 —
JPMorgan Chase 06/01/2026 GBP 173 EUR 200 — —
JPMorgan Chase 06/01/2026 CAD 402 EUR 250 — —
JPMorgan Chase 06/01/2026 EUR 250 CAD 402 — —
JPMorgan Chase 06/01/2026 CHF 132 GBP 125 — —
JPMorgan Chase 06/02/2026 AUD 2,600 NZD 3,125 — (3)
JPMorgan Chase 06/02/2026 EUR 200 JPY 37,164 — —
JPMorgan Chase 06/02/2026 JPY 55,649 EUR 300 — —
JPMorgan Chase 06/05/2026 INR 28,807 $ 300 3 —
JPMorgan Chase 06/05/2026 TWD 3,168 $ 100 1 —
JPMorgan Chase 06/05/2026 $ 100 TWD 3,168 — (1)
JPMorgan Chase 06/08/2026 CLP 90,778 $ 100 2 —
JPMorgan Chase 06/08/2026 TWD 9,509 $ 300 3 —
JPMorgan Chase 06/08/2026 KRW 594,388 $ 400 — (6)
JPMorgan Chase 06/08/2026 $ 400 KRW 587,990 10 —
JPMorgan Chase 06/08/2026 $ 300 TWD 9,507 — (3)
JPMorgan Chase 06/08/2026 $ 1,100 INR 105,634 — (11)
JPMorgan Chase 06/08/2026 $ 100 CLP 90,817 — (2)
JPMorgan Chase 06/09/2026 COP 1,117,299 $ 300 3 —
JPMorgan Chase 06/09/2026 $ 300 COP 1,145,708 — (10)
JPMorgan Chase 06/11/2026 TWD 3,172 $ 100 1 —
JPMorgan Chase 06/11/2026 KRW 1,352,921 $ 900 — (2)
JPMorgan Chase 06/11/2026 $ 900 KRW 1,304,316 34 —
JPMorgan Chase 06/11/2026 $ 100 TWD 3,141 — —
JPMorgan Chase 06/12/2026 INR 9,556 $ 100 — —
JPMorgan Chase 06/12/2026 KRW 146,301 $ 100 — (3)
JPMorgan Chase 06/12/2026 $ 149 EUR 128 — (1)
JPMorgan Chase 06/12/2026 $ 100 KRW 149,904 1 —
JPMorgan Chase 06/15/2026 TWD 6,296 $ 200 — —
JPMorgan Chase 06/15/2026 KRW 1,056,156 $ 700 1 —
JPMorgan Chase 06/15/2026 $ 500 KRW 739,945 9 —
JPMorgan Chase 06/15/2026 $ 200 TWD 6,286 — —
JPMorgan Chase 06/22/2026 CLP 90,807 $ 100 2 —
JPMorgan Chase 06/22/2026 COP 1,148,814 $ 300 10 —
JPMorgan Chase 06/22/2026 KRW 150,997 $ 100 — —
JPMorgan Chase 06/22/2026 $ 900 KRW 1,352,527 2 —
JPMorgan Chase 06/22/2026 $ 900 INR 86,575 — (9)
JPMorgan Chase 06/22/2026 $ 500 TWD 15,863 — (5)
JPMorgan Chase 06/24/2026 $ 6,977 EUR 6,000 — (28)
JPMorgan Chase 06/24/2026 $ 2,015 MXN 34,978 — —
JPMorgan Chase 06/24/2026 $ 962 KRW 1,459,517 — (6)
JPMorgan Chase 06/24/2026 $ 506 PLN 1,850 — (4)
JPMorgan Chase 06/26/2026 KRW 149,846 $ 100 — (1)
JPMorgan Chase 06/29/2026 $ 700 KRW 1,055,754 — (1)
JPMorgan Chase 06/29/2026 $ 200 TWD 6,300 — —
JPMorgan Chase 06/29/2026 $ 300 INR 28,882 — (3)
JPMorgan Chase 07/02/2026 $ 100 INR 9,582 — (1)
JPMorgan Chase 07/06/2026 EGP 19,200 $ 361 8 —
JPMorgan Chase 07/06/2026 $ 868 EGP 47,800 — (49)
JPMorgan Chase 07/08/2026 AUD 4,494 EUR 2,750 15 —
JPMorgan Chase 07/08/2026 AUD 4,400 CAD 4,331 13 —
JPMorgan Chase 07/08/2026 AUD 6,600 NZD 7,968 — (36)
JPMorgan Chase 07/08/2026 AUD 4,237 GBP 2,250 13 —
JPMorgan Chase 07/08/2026 AUD 3,000 JPY 339,439 16 —
JPMorgan Chase 07/08/2026 GBP 1,625 JPY 346,231 7 —
JPMorgan Chase 07/08/2026 GBP 2,000 $ 2,680 12 —
JPMorgan Chase 07/08/2026 CAD 2,200 JPY 252,867 6 —
JPMorgan Chase 07/08/2026 CAD 3,200 $ 2,323 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 07/08/2026 CNH 23,674 $ 3,500 $ 9 $ —
JPMorgan Chase 07/08/2026 EUR 1,875 $ 2,181 10 —
JPMorgan Chase 07/08/2026 EUR 2,300 GBP 1,997 — (1)
JPMorgan Chase 07/08/2026 EUR 2,625 CAD 4,223 — (2)
JPMorgan Chase 07/08/2026 EUR 2,200 JPY 406,864 7 —
JPMorgan Chase 07/08/2026 HUF 429,371 $ 1,400 14 —
JPMorgan Chase 07/08/2026 ILS 4,245 $ 1,500 8 —
JPMorgan Chase 07/08/2026 JPY 26,648 GBP 125 — —
JPMorgan Chase 07/08/2026 MXN 31,500 $ 1,807 5 —
JPMorgan Chase 07/08/2026 NZD 3,119 AUD 2,600 2 —
JPMorgan Chase 07/08/2026 NZD 800 $ 472 8 —
JPMorgan Chase 07/08/2026 NZD 3,400 JPY 318,673 30 —
JPMorgan Chase 07/08/2026 NOK 21,356 $ 2,300 9 —
JPMorgan Chase 07/08/2026 NOK 21,000 SEK 21,005 — (9)
JPMorgan Chase 07/08/2026 NOK 21,600 EUR 2,000 — (1)
JPMorgan Chase 07/08/2026 PLN 424 EUR 100 — —
JPMorgan Chase 07/08/2026 PLN 8,392 $ 2,300 14 —
JPMorgan Chase 07/08/2026 SGD 4,722 $ 3,700 10 —
JPMorgan Chase 07/08/2026 ZAR 23,063 $ 1,400 19 —
JPMorgan Chase 07/08/2026 SEK 17,561 EUR 1,625 8 —
JPMorgan Chase 07/08/2026 SEK 11,148 $ 1,200 10 —
JPMorgan Chase 07/08/2026 CHF 750 JPY 151,833 9 —
JPMorgan Chase 07/08/2026 CHF 2,000 $ 2,547 26 —
JPMorgan Chase 07/08/2026 CHF 657 GBP 625 4 —
JPMorgan Chase 07/08/2026 CHF 2,627 EUR 2,875 21 —
JPMorgan Chase 07/08/2026 TRY 57,171 $ 1,200 7 —
JPMorgan Chase 07/08/2026 $ 1,494 JPY 237,500 — (2)
JPMorgan Chase 07/08/2026 $ 800 CNH 5,403 — (1)
JPMorgan Chase 07/30/2026 TRY 74,625 $ 1,514 25 —
JPMorgan Chase 08/28/2026 $ 396 CAD 546 — (2)
JPMorgan Chase 09/15/2026 $ 41 EUR 35 — —
JPMorgan Chase 10/07/2026 $ 513 CAD 702 — —
RBC Dominon Securities Corp 06/25/2026 GBP 185 $ 248 1 —
RBC Dominon Securities Corp 06/25/2026 CAD 918 $ 663 3 —
RBC Dominon Securities Corp 06/25/2026 CLP 208,213 $ 230 4 —
RBC Dominon Securities Corp 06/25/2026 COP 13,584,487 $ 3,554 110 —
RBC Dominon Securities Corp 06/25/2026 EUR 86 $ 100 — —
RBC Dominon Securities Corp 06/25/2026 HUF 1,046,997 $ 3,376 73 —
RBC Dominon Securities Corp 06/25/2026 PLN 6,626 $ 1,820 8 —
RBC Dominon Securities Corp 06/25/2026 KRW 285,028 $ 189 — —
RBC Dominon Securities Corp 06/25/2026 CHF 373 $ 475 4 —
RBC Dominon Securities Corp 06/25/2026 $ 1,004 KRW 1,504,314 5 —
RBC Dominon Securities Corp 06/25/2026 $ 597 BRL 3,032 — (1)
RBC Dominon Securities Corp 06/25/2026 $ 4,291 MXN 74,597 — (4)
RBC Dominon Securities Corp 06/25/2026 $ 175 PLN 641 — (1)
RBC Dominon Securities Corp 06/25/2026 $ 2,060 CNH 13,988 — (11)
RBC Dominon Securities Corp 06/25/2026 $ 2,763 PEN 9,451 — (3)
RBC Dominon Securities Corp 06/25/2026 $ 1,268 SEK 11,766 — (8)
RBC Dominon Securities Corp 06/25/2026 $ 1,557 CLP 1,407,563 — (26)
RBC Dominon Securities Corp 06/25/2026 $ 619 HUF 189,117 — (4)
RBC Dominon Securities Corp 06/25/2026 $ 690 NZD 1,168 — (10)
RBC Dominon Securities Corp 06/25/2026 $ 264 AUD 369 — (1)
RBC Dominon Securities Corp 07/10/2026 $ 1,523 JPY 231,000 68 —
RBC Dominon Securities Corp 07/21/2026 $ 12,542 JPY 1,930,000 373 —
RBC Dominon Securities Corp 12/21/2026 $ 3,349 JPY 520,000 29 —
Total $ 2,080 $ (1,092)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.32% (1.00)% Quarterly 12/20/2028 $ 3,200 $ (51) $ (3) $ — $ (54)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.25% (1.00)% Quarterly 12/20/2028 3,200 (51) (8) — (59)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.27% (1.00)% Quarterly 12/20/2028 3,200 (51) (6) — (57)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.24% (1.00)% Quarterly 12/20/2028 3,200 (50) (9) — (59)
Total $ (203) $ (26) $ — $ (229)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of May 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.46 N/A (5.00)% Quarterly 06/20/2031 $ 4,679 $ (177) $ (211) $ (388)
ITRX.XOVER.45 N/A (5.00)% Quarterly 06/20/2031 EUR 6,375 (674) (102) (776)
Republic of Colombia, 10.38%, 01/28/2033 2.15% (1.00)% Quarterly 06/20/2031 $ 1,325 63 3 66
Republic of Colombia, 10.38%, 01/28/2033 2.15% (1.00)% Quarterly 06/20/2031 325 16 — 16
Total $ (772) $ (310) $ (1,082)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
3 Month Budapest Interbank Offered Rate Pay 6.95% Semiannual Annual N/A 06/17/2031 HUF 298,891 $ 80 $ 1 $ 81
6 Month Prague Interbank Offered Rate Pay 3.98% Semiannual Annual N/A 03/18/2031 CZK 34,114 (17) (1) (18)
Total $ 63 $ — $ 63
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc Secured Overnight Financing
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/09/2026 NGN 600,000 $ — $ — $ (1)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 152,000 — 1 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/17/2026 43,000 — — —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 40,000 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 NGN 425,000 $ — $ 6 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 282,000 — 3 —
Goldman Sachs
& Co
0.00% Custom Basket Series 1
Excess Return Strategy
Monthly 12/31/2026 $ 221 — 9 —
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 07/22/2026-
04/20/2027
31,856 — — (169)
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
07/28/2026
Annual 07/28/2026 NGN 96,000 — 4 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 177,000 — 5 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/25/2026
Annual 08/25/2026 730,000 — 10 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/08/2026 150,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/15/2026 210,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 175,000 — 2 —
JPMorgan Chase Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 10/26/2026-
03/04/2027
$ 2,660 — — (105)
Morgan Stanley &
Co
(b)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 75,621 — — (336)
Total $ — $ 42 $ (611)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Webster Financial Corp
52,755
$ 3,836
12.05%
Electronic Arts Inc
17,172
3,464
10.87%
Chart Industries Inc
13,046
2,711
8.51%
Union Pacific Corp
(8,966)
(2,355)
(7.39)%
Clearwater Analytics Holdings Inc
84,119
2,047
6.43%
Warner Bros Discovery Inc
70,600
1,907
5.99%
Keurig Dr Pepper Inc
58,919
1,769
5.55%
Intertek Group PLC
24,408
1,749
5.49%
DigitalBridge Group Inc
79,173
1,238
3.89%
Banco Santander SA
(95,147)
(1,187)
(3.73)%
Beazley PLC
65,741
1,134
3.56%
Cintas Corp
(6,145)
(1,052)
(3.30)%
Siemens AG
3,200
1,007
3.16%
Schroders PLC
125,346
986
3.09%
Shell PLC
(10,099)
(850)
(2.67)%
Telecom Italia SpA/Milano
957,433
814
2.55%
Skyworks Solutions Inc
(9,412)
(733)
(2.30)%
Honeywell International Inc
2,700
642
2.02%
Poste Italiane SpA
(20,874)
(617)
(1.94)%
Vivendi SE
193,806
531
1.67%
Universal Music Group NV
(12,665)
(288)
(0.90)%
Kimberly-Clark Corp
(2,504)
(244)
(0.77)%
Kraft Heinz Co/The
7,459
179
0.56%
QXO Inc
(8,343)
(144)
(0.45)%
Boston Scientific Corp
(1,911)
(92)
(0.29)%
Norfolk Southern Corp
216
66
0.21%
Somnigroup International Inc
(853)
(60)
(0.19)%
CoinShares PLC
12,045
60
0.19%
Charter Communications Inc
(235)
(34)
(0.11)%
Secure Waste Infrastructure Corp
2,219
33
0.10%
GFL Environmental Inc
(740)
(25)
(0.08)%
Transocean Ltd
(25)
—
0.00%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Alfa Laval AB
(30,685)
$ (1,726)
(2.28)%
Zimmer Biomet Holdings Inc
(17,145)
(1,412)
(1.87)%
Snap-on Inc
(3,703)
(1,375)
(1.82)%
Qantas Airways Ltd
(187,169)
(1,270)
(1.68)%
Fortive Corp
(21,628)
(1,261)
(1.67)%
Investor AB - B Shares
(28,931)
(1,193)
(1.58)%
First Citizens BancShares Inc/NC
(598)
(1,190)
(1.57)%
TELUS Corp
(93,900)
(1,179)
(1.56)%
Banque Cantonale Vaudoise
(7,829)
(1,179)
(1.56)%
Packaging Corp of America
(5,342)
(1,169)
(1.55)%
Diamondback Energy Inc
(5,910)
(1,132)
(1.49)%
Infratil Ltd
(118,922)
(1,122)
(1.48)%
Informa PLC
(101,507)
(1,109)
(1.46)%
Commonwealth Bank of Australia
(8,432)
(1,000)
(1.32)%
Daito Trust Construction Co Ltd
(49,500)
(986)
(1.30)%
ONEOK Inc
(11,474)
(963)
(1.27)%
Daikin Industries Ltd
(6,400)
(936)
(1.24)%
BT Group PLC
(328,524)
(924)
(1.22)%
Dick's Sporting Goods Inc
(3,860)
(878)
(1.16)%
Whitecap Resources Inc
(73,500)
(844)
(1.12)%
Walmart Inc
(7,239)
(838)
(1.11)%
Mitsubishi HC Capital Inc
(97,900)
(800)
(1.06)%
Restaurant Brands International Inc
(9,500)
(711)
(0.94)%
Antofagasta PLC
(12,651)
(698)
(0.92)%
Solventum Corp
(9,068)
(680)
(0.90)%
RB Global Inc
(6,300)
(670)
(0.89)%
Hikari Tsushin Inc
(2,900)
(666)
(0.88)%
Hulic Co Ltd
(60,800)
(649)
(0.86)%
STERIS PLC
(3,004)
(639)
(0.84)%
Siemens AG
(2,028)
(638)
(0.85)%
Keppel Ltd
(74,800)
(631)
(0.83)%
Toho Co Ltd/Tokyo
(81,000)
(625)
(0.83)%
Japan Exchange Group Inc
(50,000)
(613)
(0.81)%
Svenska Handelsbanken AB
(40,577)
(600)
(0.79)%
Denso Corp
(49,200)
(589)
(0.78)%
Pro Medicus Ltd
(6,192)
(589)
(0.78)%
GE HealthCare Technologies Inc
(9,268)
(578)
(0.76)%
Kraft Heinz Co/The
(24,000)
(576)
(0.76)%
J Sainsbury PLC
(143,028)
(571)
(0.76)%
Beiersdorf AG
(7,060)
(570)
(0.75)%
Holmen AB
(17,009)
(566)
(0.75)%
MTR Corp Ltd
(140,500)
(565)
(0.75)%
Corteva Inc
(7,217)
(565)
(0.75)%
Palo Alto Networks Inc
(2,003)
(564)
(0.75)%
Paychex Inc
(5,806)
(563)
(0.74)%
International Flavors & Fragrances Inc
(7,399)
(563)
(0.74)%
Ingersoll Rand Inc
(7,843)
(562)
(0.74)%
Graco Inc
(7,428)
(560)
(0.74)%
Delta Air Lines Inc
(6,786)
(560)
(0.74)%
SoftBank Group Corp
(11,700)
(550)
(0.73)%
(b) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2026 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (0.12)% Shares Value (000's)
Banks - (0.01)%
Banco Santander SA ADR 5,890 $ 73
Media - 0.00%
Charter Communications Inc 32 5
Oil & Gas - (0.11)%
Shell PLC ADR 7,125 599
TOTAL COMMON STOCKS (proceeds $683) $ 677
TOTAL SHORT SALES (proceeds $683) $ 677

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .46%
iShares MSCI EAFE ETF 156,974 $ 16,451
Money Market Funds - 0 .91%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
775,723 776
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(b),(c)
9,417,037 9,417
$ 10,193
TOTAL INVESTMENT COMPANIES $ 26,644
COMMON STOCKS - 97 .46 % Shares Held Value (000's)
Advertising - 0 .10%
Publicis Groupe SA 11,687 $ 1,137
Aerospace & Defense - 3 .40%
Airbus SE 30,340 6,336
BAE Systems PLC 149,591 4,070
CSG NV
(d)
7,659 161
Dassault Aviation SA 873 310
Elbit Systems Ltd 1,426 1,299
Hensoldt AG 3,183 330
IHI Corp 49,700 864
Kawasaki Heavy Industries Ltd 37,400 731
Kongsberg Gruppen ASA 21,333 764
Leonardo SpA 20,664 1,312
Melrose Industries PLC 62,966 397
MTU Aero Engines AG 2,753 1,004
Rheinmetall AG 2,378 3,580
Rolls-Royce Holdings PLC 428,844 7,716
Saab AB 16,355 1,008
Safran SA 17,623 6,268
Singapore Technologies Engineering Ltd 78,100 697
Thales SA 4,732 1,328
$ 38,175
Agriculture - 0 .90%
British American Tobacco PLC 102,534 6,344
Imperial Brands PLC 37,747 1,369
Japan Tobacco Inc 56,100 2,161
Wilmar International Ltd 81,800 230
$ 10,104
Airlines - 0 .19%
ANA Holdings Inc
(e)
8,000 150
Deutsche Lufthansa AG 30,041 299
International Consolidated Airlines Group SA 59,208 341
Qantas Airways Ltd 37,147 251
Ryanair Holdings PLC 21,320 622
Singapore Airlines Ltd 79,000 420
$ 2,083
Apparel - 1 .17%
Adidas AG 8,272 1,598
Asics Corp 34,800 1,057
Hermes International SCA 1,321 2,469
Kering SA 3,642 1,073
LVMH Moet Hennessy Louis Vuitton SE 12,706 6,949
$ 13,146
Automobile Manufacturers - 2 .10%
Bayerische Motoren Werke AG 14,326 1,247
Daimler Truck Holding AG 23,455 1,148
Ferrari NV 6,188 2,126
Honda Motor Co Ltd 185,000 1,662
Isuzu Motors Ltd 26,700 392
Mercedes-Benz Group AG 36,874 2,239
Nissan Motor Co Ltd
(d)
118,500 295
Renault SA 9,630 329
Stellantis NV
(d)
103,562 827
Subaru Corp 26,500 402
Suzuki Motor Corp 80,300 995
Toyota Motor Corp 483,900 9,154
Volvo AB - B Shares 79,618 2,803
$ 23,619
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .62%
Aisin Corp 23,300 $ 353
Bridgestone Corp 54,600 1,175
Cie Generale des Etablissements Michelin SCA 31,597 1,154
Continental AG 5,511 456
Denso Corp 85,500 1,017
Sumitomo Electric Industries Ltd 36,500 2,815
$ 6,970
Banks - 16 .00%
ABN AMRO Bank NV 31,524 1,253
AIB Group PLC 107,054 1,260
ANZ Group Holdings Ltd 153,904 3,897
Banca Mediolanum SpA 10,467 242
Banca Monte dei Paschi di Siena SpA 96,963 1,043
Banco Bilbao Vizcaya Argentaria SA 287,670 6,719
Banco BPM SpA 58,024 912
Banco Comercial Portugues SA 415,774 471
Banco de Sabadell SA 243,682 824
Banco Santander SA 731,281 9,145
Bank Hapoalim BM 66,890 1,715
Bank Leumi Le-Israel BM 75,455 1,909
Bank of Ireland Group PLC 48,537 986
Bankinter SA 32,127 540
Banque Cantonale Vaudoise
(e)
1,511 227
Barclays PLC 698,680 4,268
BAWAG Group AG
(f)
3,736 670
BNP Paribas SA 50,623 5,457
BOC Hong Kong Holdings Ltd 189,500 1,158
BPER Banca SPA 79,890 1,082
CaixaBank SA 179,335 2,421
Chiba Bank Ltd/The 28,100 411
Commerzbank AG
(e)
33,102 1,425
Commonwealth Bank of Australia 85,446 10,127
Computershare Ltd 26,080 646
Credit Agricole SA 46,350 893
Danske Bank A/S 31,975 1,682
DBS Group Holdings Ltd 105,270 5,185
Deutsche Bank AG 92,676 3,003
DNB Bank ASA 41,495 1,290
Erste Group Bank AG 15,721 1,874
FinecoBank Banca Fineco SpA 30,640 748
HSBC Holdings PLC 877,407 16,476
ING Groep NV 149,112 4,619
Intesa Sanpaolo SpA 711,297 4,807
Israel Discount Bank Ltd 61,287 679
Japan Post Bank Co Ltd 91,300 1,759
KBC Group NV 11,729 1,556
Lloyds Banking Group PLC 2,990,276 4,090
Macquarie Group Ltd 18,487 3,170
Mitsubishi UFJ Financial Group Inc 545,400 10,250
Mizrahi Tefahot Bank Ltd 7,815 599
Mizuho Financial Group Inc 120,780 5,429
National Australia Bank Ltd 156,630 4,204
NatWest Group PLC 407,491 3,277
Nordea Bank Abp 156,781 3,004
Oversea-Chinese Banking Corp Ltd 167,100 3,067
Raiffeisen Bank International AG 6,591 378
Resona Holdings Inc 106,100 1,354
Skandinaviska Enskilda Banken AB 74,723 1,493
Societe Generale SA 32,625 2,712
Standard Chartered PLC 90,885 2,434
Sumitomo Mitsui Financial Group Inc 185,600 6,769
Sumitomo Mitsui Trust Group Inc 31,788 1,095
Svenska Handelsbanken AB 69,510 1,026
Swedbank AB 41,905 1,547
UBS Group AG 162,089 7,655
UniCredit SpA 69,296 5,981
United Overseas Bank Ltd 61,600 1,815
Westpac Banking Corp 174,639 4,515

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Yokohama Financial Group Inc 49,600 $ 506
$ 179,749
Beverages - 1 .09%
Anheuser-Busch InBev SA/NV 45,882 3,674
Asahi Group Holdings Ltd 71,900 686
Carlsberg AS 4,710 633
Coca-Cola Europacific Partners PLC 10,249 930
Coca-Cola HBC AG
(d)
10,235 587
Davide Campari-Milano NV 30,843 201
Diageo PLC 113,687 2,331
Heineken Holding NV 6,136 443
Heineken NV 14,705 1,148
Kirin Holdings Co Ltd 38,800 660
Pernod Ricard SA 10,111 745
Suntory Beverage & Food Ltd 6,900 186
$ 12,224
Biotechnology - 0 .52%
Argenx SE
(d)
3,160 2,641
CSL Ltd 24,781 1,721
Financiere de Tubize SA 1,004 263
Genmab A/S
(d)
3,058 802
Swedish Orphan Biovitrum AB
(d)
9,125 437
$ 5,864
Building Materials - 1 .53%
AGC Inc 9,700 422
Belimo Holding AG 493 520
Buzzi SpA 3,860 209
Cie de Saint-Gobain SA 22,739 2,061
Daikin Industries Ltd 13,500 1,944
Geberit AG 1,645 1,078
Heidelberg Materials AG 6,705 1,484
Holcim AG
(d)
26,051 2,564
Kingspan Group PLC 7,670 701
Mitsubishi Electric Corp 97,100 3,947
Nibe Industrier AB 75,926 297
ROCKWOOL A/S 4,851 152
Sika AG 7,784 1,519
Svenska Cellulosa AB SCA 30,483 335
$ 17,233
Chemicals - 2 .09%
Air Liquide SA 29,579 6,111
Akzo Nobel NV 7,860 597
Asahi Kasei Corp 62,800 704
BASF SE 45,572 2,699
Brenntag SE 5,898 388
DSM-Firmenich AG 8,418 707
EMS-Chemie Holding AG 352 321
Evonik Industries AG 12,840 252
Givaudan SA 471 1,748
ICL Group Ltd 36,245 238
Mitsubishi Chemical Group Corp 61,400 441
Nippon Paint Holdings Co Ltd 47,300 314
Nippon Sanso Holdings Corp 8,600 333
Nitto Denko Corp 33,900 635
Novonesis Novozymes B 17,992 1,045
Resonac Holdings Corp 9,000 1,058
Shin-Etsu Chemical Co Ltd 83,700 4,063
Syensqo SA 3,645 285
Symrise AG 6,652 611
Toray Industries Inc 65,300 488
Yara International ASA 8,294 450
$ 23,488
Commercial Services - 1 .88%
Adyen NV
(d),(f)
1,369 1,500
Ayvens SA
(f)
17,671 237
Brambles Ltd 68,038 811
Bureau Veritas SA 16,222 491
Dai Nippon Printing Co Ltd 18,600 323
Experian PLC 45,970 1,588
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Intertek Group PLC 7,711 $ 548
Recruit Holdings Co Ltd 67,600 4,520
RELX PLC 91,229 2,977
Rentokil Initial PLC 126,557 761
Secom Co Ltd 20,200 805
Securitas AB 24,639 411
SGS SA 8,454 961
Sunbelt Rentals Holdings Inc 20,858 1,635
TOPPAN Holdings Inc 11,600 332
Transurban Group 159,315 1,714
Verisure PLC
(d)
12,950 172
Wise Group PLC
(d)
36,660 459
Wolters Kluwer NV 11,650 828
$ 21,073
Computers - 0 .65%
Capgemini SE 7,809 928
Check Point Software Technologies Ltd
(d)
3,992 539
Fujitsu Ltd 86,700 1,847
Indra Sistemas SA 3,983 265
Logitech International SA 7,389 898
NEC Corp 62,700 1,625
Nomura Research Institute Ltd 18,743 600
Obic Co Ltd 16,100 406
Otsuka Corp 11,400 207
$ 7,315
Consumer Products - 0 .21%
Henkel AG & Co KGaA 4,643 337
Reckitt Benckiser Group PLC 32,788 2,018
$ 2,355
Cosmetics & Personal Care - 1 .47%
Beiersdorf AG 4,645 373
Essity AB 29,220 820
Haleon PLC 454,808 2,053
Kao Corp 23,100 885
L'Oreal SA 12,264 5,411
Shiseido Co Ltd 19,900 351
Unicharm Corp 55,800 332
Unilever PLC 111,563 6,287
$ 16,512
Distribution & Wholesale - 1 .81%
AddTech AB 13,022 464
Bunzl PLC 16,243 513
D'ieteren Group 1,077 215
ITOCHU Corp 283,200 3,424
Marubeni Corp 72,000 2,354
Mitsubishi Corp 154,300 4,879
Mitsui & Co Ltd 120,700 4,012
Rexel SA 11,125 475
SGH Ltd 10,194 301
Sumitomo Corp 51,800 2,284
Toyota Tsusho Corp 32,500 1,416
$ 20,337
Diversified Financial Services - 1 .65%
AerCap Holdings NV 8,228 1,147
Amundi SA
(f)
3,102 302
ASX Ltd 9,733 323
Daiwa Securities Group Inc 64,100 603
Deutsche Boerse AG 9,274 2,672
Euronext NV
(f)
3,897 633
Futu Holdings Ltd ADR 2,508 261
Hong Kong Exchanges & Clearing Ltd 61,500 3,140
Japan Exchange Group Inc 49,000 599
Julius Baer Group Ltd 10,518 861
London Stock Exchange Group PLC 22,760 2,754
Mitsubishi HC Capital Inc 43,900 359
Nomura Holdings Inc 150,500 1,213
ORIX Corp 55,900 2,180
SBI Holdings Inc 26,980 494
Schroders PLC 41,122 322

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Singapore Exchange Ltd 41,000 $ 703
$ 18,566
Electric - 3 .07%
BKW AG 1,060 200
Chubu Electric Power Co Inc 34,100 626
CLP Holdings Ltd 84,000 820
Contact Energy Ltd 47,832 273
E.ON SE 114,635 2,433
EDP Renewables SA 15,944 264
EDP SA 149,545 762
Elia Group SA/NV 2,186 340
Endesa SA 15,913 665
Enel SpA 389,331 4,369
Engie SA 90,871 2,803
Enlight Renewable Energy Ltd
(d)
7,107 766
Fortum Oyj 22,476 525
Hikari Tsushin Inc 900 206
Iberdrola SA 310,548 7,050
Kansai Electric Power Co Inc/The 48,400 709
Meridian Energy Ltd 66,102 232
National Grid PLC
(e)
253,942 4,076
OPC Energy Ltd
(d)
8,705 381
Origin Energy Ltd 86,311 673
Orsted AS
(d),(f)
23,611 602
Power Assets Holdings Ltd 69,000 529
Redeia Corp SA 20,330 349
RWE AG 29,435 1,871
SSE PLC 61,894 1,936
Terna - Rete Elettrica Nazionale 70,491 810
Verbund AG 3,412 229
$ 34,499
Electrical Components & Equipment - 2 .27%
ABB Ltd 80,027 8,557
Fujikura Ltd 77,100 2,298
Furukawa Electric Co Ltd 3,300 1,079
Legrand SA 13,140 2,258
Prysmian SpA 14,378 2,477
Schneider Electric SE 27,994 8,792
$ 25,461
Electronics - 1 .61%
Assa Abloy AB 50,216 1,803
Halma PLC 19,020 1,195
Hoya Corp 17,300 2,938
Ibiden Co Ltd 11,900 1,711
Kyocera Corp 59,700 1,305
MINEBEA MITSUMI Inc 16,900 484
Murata Manufacturing Co Ltd 82,700 5,209
SCREEN Holdings Co Ltd 7,900 551
TDK Corp 97,200 2,518
Yokogawa Electric Corp 11,300 355
$ 18,069
Energy - Alternate Sources - 0 .12%
Vestas Wind Systems A/S 48,985 1,374
Engineering & Construction - 1 .31%
Acciona SA 1,238 355
ACS Actividades de Construccion y Servicios SA 9,016 1,307
Aena SME SA
(f)
38,295 1,111
Aeroports de Paris SA 1,736 233
Auckland International Airport Ltd 84,927 420
Bouygues SA 11,313 662
Cellnex Telecom SA
(d),(f)
23,933 801
CK Infrastructure Holdings Ltd 31,500 238
Eiffage SA 3,438 498
Ferrovial NV 24,213 1,656
Ferrovial NV - Rights
(d)
25,734 17
HOCHTIEF AG 780 441
Kajima Corp 20,200 746
Keppel Ltd 72,800 614
Obayashi Corp 31,800 645
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Shimizu Corp 25,100 $ 422
Skanska AB 17,049 461
Taisei Corp 7,300 640
Vinci SA 23,784 3,459
$ 14,726
Entertainment - 0 .38%
Aristocrat Leisure Ltd 27,722 996
CTS Eventim AG & Co KGaA 3,127 226
Evolution AB
(d),(f)
6,264 470
Lottery Corp Ltd/The 111,512 433
Oriental Land Co Ltd/Japan 54,000 777
Toho Co Ltd/Tokyo 26,400 203
Universal Music Group NV 51,631 1,159
$ 4,264
Food - 2 .87%
Aeon Co Ltd 111,400 975
Ajinomoto Co Inc 43,800 1,415
Barry Callebaut AG 180 278
Carrefour SA 29,512 551
Chocoladefabriken Lindt & Spruengli AG - PC 48 572
Chocoladefabriken Lindt & Spruengli AG - REG 5 611
Coles Group Ltd 68,580 1,069
Danone SA 32,183 2,288
J Sainsbury PLC 86,117 342
Jeronimo Martins SGPS SA 14,186 300
Kerry Group PLC 8,061 691
Kesko Oyj 13,683 332
Kikkoman Corp 33,900 296
Koninklijke Ahold Delhaize NV 45,150 1,902
Lotus Bakeries NV
(e)
21 269
Magnum Ice Cream Co NV/The
(d)
24,538 398
Marks & Spencer Group PLC 103,065 492
Mowi ASA 22,212 489
Nestle SA 131,556 13,348
Orkla ASA
(d)
37,071 391
Salmar ASA 3,391 211
Seven & i Holdings Co Ltd 96,500 1,124
Tesco PLC 326,025 1,890
WH Group Ltd
(f)
393,500 454
Woolworths Group Ltd 62,375 1,577
$ 32,265
Food Service - 0 .27%
Compass Group PLC 1,632 70
Compass Group PLC 85,192 2,777
Sodexo SA 3,953 217
$ 3,064
Forest Products & Paper - 0 .07%
UPM-Kymmene Oyj 26,440 772
Gas - 0 .33%
Centrica PLC 230,704 582
Hong Kong & China Gas Co Ltd 559,387 512
Italgas SpA 30,531 358
Naturgy Energy Group SA 21,041 697
Osaka Gas Co Ltd 17,300 581
Sembcorp Industries Ltd
(e)
44,700 224
Snam SpA 101,029 738
$ 3,692
Hand & Machine Tools - 0 .34%
Fuji Electric Co Ltd 7,000 679
Makita Corp 11,000 382
NIDEC CORP 41,800 733
Schindler Holding AG - PC 2,040 687
Schindler Holding AG - REG 1,025 336
Techtronic Industries Co Ltd 70,000 1,039
$ 3,856

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .22%
Alcon AG 25,514 $ 1,698
Cochlear Ltd 3,276 236
Coloplast A/S 6,320 388
Demant A/S
(d)
4,325 168
EssilorLuxottica SA 15,376 3,108
Fisher & Paykel Healthcare Corp Ltd 29,422 656
FUJIFILM Holdings Corp 57,100 1,187
Koninklijke Philips NV 39,333 1,044
Lifco AB 10,820 348
Olympus Corp 54,000 605
QIAGEN NV 10,360 382
Sartorius Stedim Biotech 1,463 303
Siemens Healthineers AG
(f)
16,954 689
Smith & Nephew PLC 39,243 585
Sonova Holding AG 2,540 670
Straumann Holding AG 5,593 676
Terumo Corp 68,000 1,023
$ 13,766
Healthcare - Services - 0 .41%
BioMerieux 2,076 179
Eurofins Scientific SE 5,933 432
Fresenius Medical Care AG 9,738 422
Fresenius SE & Co KGaA 21,569 911
Lonza Group AG 3,585 2,290
Sonic Healthcare Ltd 23,522 329
$ 4,563
Holding Companies - Diversified - 0 .06%
Jardine Matheson Holdings Ltd 8,068 536
Swire Pacific Ltd 17,500 182
$ 718
Home Builders - 0 .07%
Daiwa House Industry Co Ltd 28,600 778
Home Furnishings - 0 .83%
Panasonic Holdings Corp 119,100 2,752
Rational AG 257 197
Sony Group Corp 298,300 6,434
$ 9,383
Insurance - 5 .42%
Admiral Group PLC 13,044 577
Aegon Ltd 63,052 535
Ageas SA/NV 7,476 579
AIA Group Ltd 536,600 5,629
Allianz SE 19,424 8,608
ASR Nederland NV 7,858 588
Aviva PLC 153,196 1,261
AXA SA 80,060 3,692
Daiichi Life Group Inc 176,000 1,798
Generali 41,544 1,871
Gjensidige Forsikring ASA 10,019 276
Hannover Rueck SE 3,079 831
Harel Insurance Investments & Financial Services
Ltd
6,041 384
Helvetia Baloise Holding AG 3,986 1,034
Insurance Australia Group Ltd 114,000 627
Japan Post Holdings Co Ltd 86,100 1,117
Japan Post Insurance Co Ltd 27,800 249
Legal & General Group PLC 267,433 973
M&G PLC 114,663 486
Mapfre SA 46,286 216
Medibank Pvt Ltd 137,977 475
MS&AD Insurance Group Holdings Inc 60,900 1,630
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,670 3,503
NN Group NV 13,429 1,121
Phoenix Financial Ltd 11,421 754
Prudential PLC 128,876 1,834
QBE Insurance Group Ltd 76,681 1,246
Sampo Oyj 121,992 1,288
Sompo Holdings Inc 41,750 1,543
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Standard Life PLC 35,289 $ 367
Suncorp Group Ltd 54,252 677
Swiss Life Holding AG 1,430 1,552
Swiss Re AG 15,254 2,286
T&D Holdings Inc 22,400 589
Talanx AG 3,033 363
Tokio Marine Holdings Inc 91,400 4,059
Tryg A/S 15,608 367
Unipol Assicurazioni SpA 17,972 444
Zurich Insurance Group AG 7,639 5,425
$ 60,854
Internet - 0 .94%
CAR Group Ltd 18,959 338
Delivery Hero SE
(d),(e),(f)
8,531 366
Grab Holdings Ltd
(d)
119,190 422
LY Corp 131,800 342
Prosus NV
(d)
66,808 3,038
Rakuten Group Inc
(d)
72,000 337
Scout24 SE
(f)
3,565 300
Sea Ltd ADR
(d)
19,197 1,738
Spotify Technology SA
(d)
7,489 3,727
$ 10,608
Investment Companies - 0 .59%
Eurazeo SE 1 —
EXOR NV 4,684 365
Groupe Bruxelles Lambert NV 3,741 352
Industrivarden AB - A Shares 5,426 308
Industrivarden AB - C Shares 8,191 448
Infratil Ltd 45,922 432
Investment AB Latour 7,418 160
Investor AB - B Shares 88,376 3,631
L E Lundbergforetagen AB 3,806 224
Sofina SA
(e)
828 215
Washington H Soul Pattinson & Co Ltd 17,130 535
$ 6,670
Iron & Steel - 0 .36%
ArcelorMittal SA 21,765 1,498
Fortescue Ltd 82,535 1,326
JFE Holdings Inc
(e)
28,700 307
Nippon Steel Corp 246,985 879
$ 4,010
Leisure Products & Services - 0 .19%
Amadeus IT Group SA 22,571 1,440
Shimano Inc 3,600 372
Yamaha Motor Co Ltd
(e)
45,800 377
$ 2,189
Lodging - 0 .20%
Accor SA 9,407 512
Galaxy Entertainment Group Ltd 98,000 390
InterContinental Hotels Group PLC 7,219 1,107
Sands China Ltd 121,200 237
$ 2,246
Machinery - Construction & Mining - 2 .20%
Epiroc AB - A Shares 31,546 933
Epiroc AB - B Shares 19,538 499
Hitachi Ltd 225,800 7,309
Komatsu Ltd 43,900 1,793
Metso Oyj 33,225 634
Mitsubishi Heavy Industries Ltd 163,600 3,867
Sandvik AB 52,841 2,149
Siemens Energy AG 39,571 7,491
$ 24,675
Machinery - Diversified - 1 .66%
Atlas Copco AB - A Shares 128,577 2,458
Atlas Copco AB - B Shares 75,713 1,282
Beijer Ref AB 20,488 285
Daifuku Co Ltd 16,200 740
Ebara Corp 23,200 825

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
FANUC Corp 47,600 $ 2,339
GEA Group AG 7,341 473
Hexagon AB 106,009 973
Keyence Corp 9,660 4,854
Kone Oyj 17,030 1,018
Kubota Corp 49,400 878
SMC Corp 2,800 1,218
Spirax Group PLC 3,689 343
Wartsila OYJ Abp 25,199 1,023
$ 18,709
Media - 0 .09%
Informa PLC 64,503 701
Pearson PLC 24,121 358
$ 1,059
Metal Fabrication & Hardware - 0 .18%
SKF AB 17,090 448
Tenaris SA 16,421 500
VAT Group AG
(f)
1,379 1,077
$ 2,025
Mining - 3 .25%
Anglo American PLC 54,135 2,897
Antofagasta PLC 17,618 971
BHP Group Ltd 259,454 11,550
Boliden AB 14,513 904
Endeavour Mining PLC 10,891 669
Evolution Mining Ltd 103,707 914
Fresnillo PLC 9,406 413
Glencore PLC
(d)
479,362 3,646
JX Advanced Metals Corp 27,800 686
Lynas Rare Earths Ltd
(d)
45,384 624
Mitsui Kinzoku Co Ltd 2,800 908
Norsk Hydro ASA 65,664 803
Northern Star Resources Ltd 69,419 946
PLS Group Ltd
(d)
159,062 741
Rio Tinto Ltd 18,985 2,539
Rio Tinto PLC 54,466 5,785
South32 Ltd 224,777 780
Sumitomo Metal Mining Co Ltd 12,300 697
$ 36,473
Miscellaneous Manufacturers - 1 .31%
Alfa Laval AB 14,773 829
Alstom SA
(d)
17,360 346
Indutrade AB 13,688 286
Knorr-Bremse AG 3,292 398
Siemens AG 37,932 11,893
Smiths Group PLC 15,902 525
Trelleborg AB 10,161 443
$ 14,720
Office & Business Equipment - 0 .10%
Canon Inc 40,900 1,088
Oil & Gas - 3 .56%
Aker BP ASA 15,831 570
Bollore SE 31,562 200
BP PLC 801,722 5,663
ENEOS Holdings Inc 131,330 1,076
Eni SpA 92,764 2,427
Equinor ASA 35,901 1,298
Galp Energia SGPS SA 20,903 455
Idemitsu Kosan Co Ltd 38,605 339
Inpex Corp 45,000 1,012
Neste Oyj 21,196 697
OMV AG 7,378 531
Repsol SA 56,532 1,460
Santos Ltd 165,830 931
Shell PLC 286,742 12,116
TotalEnergies SE 100,565 8,824
Var Energi ASA 47,799 235
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Woodside Energy Group Ltd 97,069 $ 2,123
$ 39,957
Packaging & Containers - 0 .03%
Stora Enso Oyj 29,179 341
Pharmaceuticals - 7 .52%
Abivax SA
(d)
2,733 361
Astellas Pharma Inc 87,800 1,251
AstraZeneca PLC 77,213 14,336
Bayer AG 50,163 2,133
Chugai Pharmaceutical Co Ltd 34,400 1,701
Daiichi Sankyo Co Ltd 87,100 1,466
Eisai Co Ltd 13,000 323
Galderma Group AG
(d)
9,414 1,992
GSK PLC 207,137 5,238
Ipsen SA 1,712 313
Kyowa Kirin Co Ltd 11,800 185
Merck KGaA 6,599 1,005
Novartis AG 93,508 14,065
Novo Nordisk A/S 164,444 7,514
Orion Oyj 5,479 458
Otsuka Holdings Co Ltd 21,700 1,594
Recordati Industria Chimica e Farmaceutica SpA 5,339 321
Roche Holding AG 1,498 644
Roche Holding AG 35,872 15,093
Sandoz Group AG 21,343 1,795
Sanofi SA 55,704 4,883
Shionogi & Co Ltd 38,600 726
Sigma Healthcare Ltd 260,258 549
Takeda Pharmaceutical Co Ltd 81,300 2,595
Teva Pharmaceutical Industries Ltd ADR
(d)
59,454 2,100
UCB SA 6,207 1,822
$ 84,463
Pipelines - 0 .04%
APA Group 65,891 477
Private Equity - 0 .34%
3i Group PLC 49,767 1,512
CapitaLand Investment Ltd/Singapore 117,200 233
CVC Capital Partners PLC
(f)
10,651 170
EQT AB 22,073 759
Partners Group Holding AG 1,091 1,151
$ 3,825
Real Estate - 0 .89%
Azrieli Group Ltd 2,224 368
CK Asset Holdings Ltd 89,632 541
Daito Trust Construction Co Ltd 14,500 288
Fastighets AB Balder
(d)
35,972 206
Henderson Land Development Co Ltd 71,982 284
Hongkong Land Holdings Ltd 49,429 377
Hulic Co Ltd 23,000 245
Mitsubishi Estate Co Ltd 53,200 1,344
Mitsui Fudosan Co Ltd 126,700 1,213
REA Group Ltd 2,649 283
Sagax AB 11,011 199
Sekisui House Ltd 30,500 640
Sino Land Co Ltd 193,073 291
Sumitomo Realty & Development Co Ltd 30,400 709
Sun Hung Kai Properties Ltd 66,500 1,117
Swiss Prime Site AG 4,021 674
Vonovia SE 36,823 918
Wharf Real Estate Investment Co Ltd 82,000 251
$ 9,948
REITs - 0 .72%
CapitaLand Ascendas REIT 210,150 412
CapitaLand Integrated Commercial Trust 304,929 543
Covivio SA/France 2,797 180
Gecina SA 2,309 197
Goodman Group 102,446 2,328
Klepierre SA 10,778 440

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Land Securities Group PLC 38,042 $ 321
Link REIT 130,940 675
Nippon Building Fund Inc 391 313
Scentre Group 261,348 718
Segro PLC 62,211 603
Stockland 121,361 357
Unibail-Rodamco-Westfield
(d)
5,520 638
Vicinity Ltd 195,881 355
$ 8,080
Retail - 2 .26%
Associated British Foods PLC 14,428 353
Avolta AG
(d)
4,403 277
Cie Financiere Richemont SA 27,448 5,894
CK Hutchison Holdings Ltd 137,132 1,234
Fast Retailing Co Ltd 9,700 5,027
H & M Hennes & Mauritz AB 21,600 383
Industria de Diseno Textil SA 55,697 3,433
Kingfisher PLC 85,815 331
Moncler SpA 11,226 728
Next PLC 5,828 1,034
Nitori Holdings Co Ltd 20,000 328
Pan Pacific International Holdings Corp 95,300 524
Pandora A/S 3,957 370
Ryohin Keikaku Co Ltd 25,200 615
Swatch Group AG/The - BR
(e)
1,450 401
Tokyo Gas Co Ltd 15,100 604
Wesfarmers Ltd 57,967 3,317
Zalando SE
(d),(f)
11,249 304
Zensho Holdings Co Ltd 4,700 238
$ 25,395
Semiconductors - 6 .44%
Advantest Corp 37,400 6,115
ASM International NV 2,393 2,497
ASML Holding NV 19,811 32,033
BE Semiconductor Industries NV 3,660 1,212
Disco Corp 4,400 1,795
Infineon Technologies AG 66,680 6,322
Kioxia Holdings Corp
(d)
16,000 6,589
Lasertec Corp 4,000 1,011
Nova Ltd
(d)
1,558 811
Renesas Electronics Corp 88,400 2,461
STMicroelectronics NV 32,267 2,208
Tokyo Electron Ltd 22,900 7,680
Tower Semiconductor Ltd
(d)
5,706 1,619
$ 72,353
Shipbuilding - 0 .03%
Yangzijiang Shipbuilding Holdings Ltd 129,300 369
Software - 1 .40%
Capcom Co Ltd 13,700 259
Dassault Systemes SE 33,604 737
Konami Group Corp 4,900 582
Nebius Group NV
(d)
10,311 2,383
Nemetschek SE 2,894 208
Nexon Co Ltd 15,200 214
Octave Intelligence PLC
(d)
10,401 177
Pro Medicus Ltd 2,879 274
Sage Group PLC/The 47,827 541
SAP SE 53,318 9,645
WiseTech Global Ltd 10,101 263
Xero Ltd
(d)
8,512 463
$ 15,746
Telecommunications - 3 .49%
Airtel Africa PLC
(f)
39,123 185
BT Group PLC 292,646 821
Deutsche Telekom AG 175,320 5,886
Elisa Oyj 7,124 342
HKT Trust & HKT Ltd 173,980 269
KDDI Corp 149,700 2,573
Koninklijke KPN NV 195,429 1,018
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA 4,746 $ 405
Nokia OYJ 256,547 3,768
NTT Inc 1,539,600 1,444
Orange SA 95,075 1,989
Singapore Telecommunications Ltd 378,600 1,288
SoftBank Corp 1,469,300 1,985
SoftBank Group Corp 189,500 8,914
Swisscom AG
(d)
1,323 1,132
Tele2 AB 27,429 515
Telecom Italia SpA/Milano
(d)
855,450 727
Telefonaktiebolaget LM Ericsson 134,959 1,760
Telefonica SA 188,185 861
Telenor ASA 30,850 504
Telia Co AB 118,201 634
Telstra Group Ltd 197,359 739
Vodafone Group PLC 939,531 1,412
$ 39,171
Toys, Games & Hobbies - 0 .30%
Bandai Namco Holdings Inc 25,800 588
Nintendo Co Ltd 55,800 2,497
Sanrio Co Ltd 48,900 263
$ 3,348
Transportation - 1 .12%
AP Moller - Maersk A/S - A 125 304
AP Moller - Maersk A/S - B 171 425
Central Japan Railway Co 38,500 842
Deutsche Post AG 46,975 2,798
DSV A/S 9,822 2,457
East Japan Railway Co 49,200 1,048
Getlink SE 12,637 276
Hankyu Hanshin Holdings Inc 11,800 347
InPost SA
(d)
12,525 224
Kawasaki Kisen Kaisha Ltd
(e)
17,500 277
Kuehne + Nagel International AG
(e)
2,421 558
Mitsui OSK Lines Ltd
(e)
17,200 591
MTR Corp Ltd 77,500 312
Nippon Yusen KK 19,800 660
Poste Italiane SpA 22,903 676
Seibu Holdings Inc 10,400 184
SITC International Holdings Co Ltd 66,000 292
West Japan Railway Co 20,300 335
$ 12,606
Water - 0 .22%
Severn Trent PLC 13,575 541
United Utilities Group PLC 37,930 686
Veolia Environnement SA 30,297 1,222
$ 2,449
TOTAL COMMON STOCKS $ 1,095,054
PREFERRED STOCKS - 0 .26 % Shares Held Value (000's)
Automobile Manufacturers - 0 .18%
Bayerische Motoren Werke AG 4.42% 2,740 $ 238
Dr Ing hc F Porsche AG 1.01% 5,703 310
Porsche Automobil Holding SE 1.51% 7,670 292
Volkswagen AG 5.26% 10,529 1,124
$ 1,964
Consumer Products - 0 .05%
Henkel AG & Co KGaA 2.07% 7,732 600
Electronics - 0 .03%
Sartorius AG 0.74%
(e)
1,313 374
TOTAL PREFERRED STOCKS $ 2,938
Total Investments $ 1,124,636
Other Assets and Liabilities -  (0.09)% (969)
TOTAL NET ASSETS - 100.00% $ 1,123,667

Schedule of Investments
International Equity Index Fund
May 31, 2026 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,516 or
0.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,711 or 0.60% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,871 or 0.88% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 8,776 $ 1,103,671 $ 1,103,030 $ 9,417
$ 8,776 $ 1,103,671 $ 1,103,030 $ 9,417
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 181 $ — $ — $ —
$ 181 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2026 Long 21 $ 3,267 $ 226
Total $ 226
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .23 % Shares Held Value (000's)
Money Market Funds - 3 .23%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
663,158 $ 663
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(b),(c)
10,818,315 10,818
$ 11,481
TOTAL INVESTMENT COMPANIES $ 11,481
COMMON STOCKS - 98 .08 % Shares Held Value (000's)
Apparel - 0 .98%
Gildan Activewear Inc
(d)
57,100 $ 3,484
Automobile Parts & Equipment - 1 .62%
Nifco Inc/Japan 123,100 3,492
Nisshinbo Holdings Inc 151,000 2,283
$ 5,775
Banks - 6 .92%
Banca Mediolanum SpA 212,721 4,909
Banco Comercial Portugues SA 3,547,354 4,018
BAWAG Group AG
(e)
23,005 4,125
Judo Capital Holdings Ltd
(f)
2,092,052 2,342
Mebuki Financial Group Inc 593,500 4,962
Yokohama Financial Group Inc 417,100 4,250
$ 24,606
Beverages - 1 .16%
Lifedrink Co Inc 189,100 2,047
Royal Unibrew A/S 31,744 2,066
$ 4,113
Chemicals - 3 .20%
Croda International PLC 104,792 4,281
Fuso Chemical Co Ltd 175,500 4,696
NOF Corp 137,600 2,408
$ 11,385
Commercial Services - 3 .05%
BOYD GROUP INC 35,700 3,953
Elis SA 133,230 4,202
Securitas AB 162,053 2,704
$ 10,859
Computers - 2 .07%
BayCurrent Inc 83,400 2,950
Computacenter PLC 73,842 4,410
$ 7,360
Distribution & Wholesale - 2 .33%
Rexel SA 91,916 3,925
Sojitz Corp 128,700 4,357
$ 8,282
Diversified Financial Services - 3 .22%
Credit Saison Co Ltd 89,300 2,296
flatexDEGIRO SE 104,898 4,119
IG Group Holdings PLC 209,722 5,057
$ 11,472
Electric - 3 .52%
Algonquin Power & Utilities Corp 637,400 3,773
Hera SpA 852,895 3,834
OPC Energy Ltd
(f)
53,775 2,352
Tohoku Electric Power Co Inc 407,600 2,575
$ 12,534
Electrical Components & Equipment - 1 .25%
SWCC Corp 47,700 4,436
Electronics - 5 .62%
Anritsu Corp 133,400 3,808
NKT A/S
(f)
29,993 4,784
SCREEN Holdings Co Ltd 55,000 3,836
Taiyo Yuden Co Ltd 81,700 7,581
$ 20,009
Engineering & Construction - 3 .69%
Balfour Beatty PLC 367,985 3,930
Kandenko Co Ltd 109,700 4,483
Stantec Inc 28,790 2,175
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Technip Energies NV 61,161 $ 2,523
$ 13,111
Entertainment - 0 .25%
Sportradar Group AG
(f)
68,311 902
Environmental Control - 0 .88%
Cleanaway Waste Management Ltd 1,910,129 3,145
Food - 3 .39%
AGT Food & Ingredients Inc 133,200 1,613
Cranswick PLC 55,455 4,081
Kotobuki Spirits Co Ltd 181,700 2,378
Toyo Suisan Kaisha Ltd 56,800 3,983
$ 12,055
Healthcare - Products - 2 .53%
Asahi Intecc Co Ltd 101,000 2,385
Convatec Group PLC
(e)
825,704 2,240
Menicon Co Ltd 175,700 1,788
Smith & Nephew PLC 173,475 2,586
$ 8,999
Home Furnishings - 0 .76%
JVCKenwood Corp 385,200 2,688
Insurance - 2 .78%
ASR Nederland NV 41,701 3,122
AUB Group Ltd 136,627 2,558
Phoenix Financial Ltd 63,702 4,207
$ 9,887
Internet - 1 .02%
Scout24 SE
(e)
43,195 3,633
Investment Companies - 0 .55%
Rosebank Industries PLC
(f)
419,823 1,960
Iron & Steel - 2 .03%
Japan Steel Works Ltd/The 51,700 2,489
thyssenkrupp AG 347,113 4,738
$ 7,227
Leisure Products & Services - 0 .63%
Flight Centre Travel Group Ltd
(d)
286,760 2,251
Lodging - 0 .83%
MGM China Holdings Ltd 2,165,600 2,972
Machinery - Diversified - 4 .64%
IMI PLC 129,764 4,847
KION Group AG 61,703 3,146
Nabtesco Corp 118,400 4,094
Organo Corp 44,100 4,416
$ 16,503
Media - 0 .90%
TV Asahi Holdings Corp 162,900 3,204
Mining - 7 .77%
Aris Mining Corp
(f)
188,500 3,415
FireFly Metals Ltd
(f)
1,346,840 1,991
Genesis Minerals Ltd
(f)
850,890 3,620
Novagold Resources Inc
(f)
343,200 2,950
OR Royalties Inc 86,800 3,235
Osisko Development Corp
(d),(f)
953,733 2,670
PLS Group Ltd
(f)
1,162,076 5,411
Solaris Resources Inc
(f)
426,300 4,354
$ 27,646
Miscellaneous Manufacturers - 2 .35%
Amano Corp 81,800 1,835
Chemring Group PLC 475,447 3,501
Trelleborg AB 69,628 3,034
$ 8,370
Office & Business Equipment - 0 .76%
Canon Marketing Japan Inc 120,800 2,698
Oil & Gas - 2 .37%
ARC Resources Ltd 178,200 4,034
Whitecap Resources Inc 383,980 4,412
$ 8,446

Schedule of Investments
International Small Company Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 1 .22%
SBM Offshore NV 113,462 $ 4,325
Packaging & Containers - 0 .96%
Toyo Seikan Group Holdings Ltd 139,300 3,404
Pharmaceuticals - 1 .70%
Abivax SA ADR
(f)
10,987 1,457
Ascendis Pharma A/S
(f)
8,588 1,925
Laboratorios Farmaceuticos Rovi SA 23,963 1,654
Zealand Pharma A/S
(f)
20,077 1,017
$ 6,053
Pipelines - 1 .06%
Gibson Energy Inc 182,500 3,766
Real Estate - 2 .87%
CTP NV
(e)
185,267 3,512
TAG Immobilien AG 195,589 3,236
Tokyo Tatemono Co Ltd 169,300 3,472
$ 10,220
REITs - 4 .64%
Invincible Investment Corp 7,405 2,848
KDX Realty Investment Corp 3,179 3,171
Keppel DC REIT 1,934,096 3,500
Merlin Properties Socimi SA 248,614 4,368
Stockland 888,080 2,610
$ 16,497
Retail - 4 .14%
Food & Life Cos Ltd 74,000 5,042
Grafton Group PLC 318,269 3,564
JINS Holdings Inc 54,900 2,846
Monogatari Corp/The 103,700 3,272
$ 14,724
Semiconductors - 2 .09%
Nova Ltd
(f)
7,756 3,896
Tokyo Ohka Kogyo Co Ltd 51,000 3,524
$ 7,420
Software - 2 .90%
Cellebrite DI Ltd
(f)
241,017 3,550
Descartes Systems Group Inc/The
(f)
54,200 4,000
Embracer Group AB
(f)
362,859 2,757
$ 10,307
Telecommunications - 0 .80%
Gamma Communications PLC 221,561 2,860
Transportation - 2 .63%
Hiab Oyj 52,395 3,291
Kamigumi Co Ltd 102,900 3,062
Kyushu Railway Co 135,300 2,990
$ 9,343
TOTAL COMMON STOCKS $ 348,931
Total Investments $ 360,412
Other Assets and Liabilities -  (1.31)% (4,670)
TOTAL NET ASSETS - 100.00% $ 355,742
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,263 or
2.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,972 or 1.96% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,510 or 3.80% of net assets.
(f) Non-income producing security
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 6,520 $ 260,357 $ 256,059 $ 10,818
$ 6,520 $ 260,357 $ 256,059 $ 10,818
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 105 $ — $ — $ —
$ 105 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .84%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
26,778 676
VanEck High Yield Muni ETF 14,241 732
VanEck Short High Yield Muni ETF 1,000 23
$ 1,537
TOTAL INVESTMENT COMPANIES $ 1,537
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Transportation - 0 .02%
BL Train Holdings West LLC - Warrants
(a),(b)
21,024 $ 40
TOTAL COMMON STOCKS $ 40
MUNICIPAL BONDS - 104 .05%
Principal
Amount (000's) Value (000's)
Alabama - 7 .06%
Baldwin County Industrial Development Authority
4.62%, 06/01/2055
(c),(d)
$ 1,000 $ 1,010
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 1,800 1,869
Lower Alabama Gas District/The
5.00%, 09/01/2046 3,355 3,483
Mobile County Industrial Development Authority
4.75%, 12/01/2054 1,500 1,411
5.00%, 06/01/2054 2,500 2,437
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
2,760 2,799
$ 13,009
Arizona - 1 .92%
Arizona Industrial Development Authority
2.00%, 01/01/2059 1,171 159
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(d)
1,000 871
Navajo Nation
5.50%, 12/01/2030
(d)
2,500 2,503
$ 3,533
Arkansas - 1 .72%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,014
6.88%, 07/01/2048
(d)
2,000 2,152
$ 3,166
California - 10 .22%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(e)
1,000 1,030
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 04/01/2051 2,200 2,469
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
500 280
California Pollution Control Financing Authority
5.00%, 07/01/2038
(d)
1,115 1,192
California Public Finance Authority
6.50%, 06/01/2054
(d)
5,000 4,790
6.75%, 07/01/2065
(d)
3,500 3,764
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(f)
1,421 1,524
La Verne Public Financing Authority
7.25%, 09/01/2026 80 80
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2049 1,500 1,569
State of California
5.00%, 08/01/2045 1,000 1,097
$ 18,817
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado - 0 .52%
Regional Transportation District
4.00%, 07/15/2040 $ 1,000 $ 966
Connecticut - 0 .93%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
1,700 1,714
District of Columbia - 1 .09%
District of Columbia
1.72%, 06/01/2051
(c)
2,000 2,000
Florida - 11 .76%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
3,000 3,010
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 1,000 1,031
County of Palm Beach FL
5.75%, 10/01/2065
(d)
1,000 1,029
Florida Development Finance Corp
4.38%, 10/01/2054
(c),(d)
2,000 2,015
4.45%, 07/01/2037
(c),(d)
2,000 2,042
5.25%, 08/01/2029
(d)
1,000 1,028
5.25%, 08/01/2055 1,000 1,023
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
2,000 2,090
5.50%, 11/01/2037 1,500 1,600
Miami-Dade County Educational Facilities
Authority
5.00%, 04/01/2053 1,000 1,003
Ocean Highway & Port Authority
5.50%, 12/01/2049
(d)
1,500 1,212
Palm Beach County Health Facilities Authority
5.75%, 11/01/2050 1,000 1,048
7.63%, 05/15/2058 1,000 1,108
Village Community Development District No 15
4.80%, 05/01/2055
(d)
1,485 1,412
Village Community Development District No 16
5.13%, 05/01/2056 1,000 996
$ 21,647
Georgia - 3 .94%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(d)
4,000 3,652
5.50%, 04/01/2039
(d)
2,000 2,055
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,528 1,554
$ 7,261
Illinois - 3 .49%
City of Chicago IL
6.00%, 01/01/2050 1,500 1,578
Illinois State Toll Highway Authority
5.00%, 01/01/2047
(f)
600 636
5.25%, 01/01/2043
(f)
1,500 1,639
State of Illinois
5.50%, 05/01/2047 1,435 1,503
5.50%, 04/01/2051 1,000 1,065
$ 6,421
Indiana - 0 .45%
City of Whiting IN
3.00%, 11/01/2051 1,145 830
Kansas - 0 .53%
City of Wichita KS
6.00%, 05/15/2054 1,000 982
Kentucky - 0 .54%
City of Henderson KY
4.45%, 01/01/2042
(d)
1,000 1,003
Louisiana - 3 .49%
City of New Orleans LA
5.75%, 12/01/2055
(g)
1,000 1,064

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
$ 700 $ 681
5.50%, 11/01/2039
(d)
400 408
5.65%, 11/01/2037
(d)
600 620
Louisiana Public Facilities Authority
2.95%, 05/01/2042
(c)
400 400
Parish of St James LA
6.35%, 10/01/2040
(d)
3,000 3,250
$ 6,423
Maine - 0 .57%
Finance Authority of Maine
5.00%, 08/01/2035
(d)
1,000 1,051
Maryland - 0 .79%
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(a),(e)
1,500 448
Tender Option Bond Trust Receipts/Certificates
3.07%, 07/01/2032
(c),(d)
1,010 1,010
$ 1,458
Michigan - 0 .16%
Michigan State Building Authority
1.67%, 04/15/2059
(c)
300 300
Mississippi - 0 .84%
Mississippi Business Finance Corp
2.85%, 12/01/2030
(c)
1,000 1,000
2.85%, 11/01/2035
(c)
555 555
$ 1,555
Montana - 0 .76%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,405
Nevada - 1 .12%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
1,400 1,435
5.25%, 07/01/2049
(f)
600 625
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(d)
702 —
$ 2,060
New Hampshire - 1 .08%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 947 963
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(e)
1,000 1,034
$ 1,997
New Jersey - 0 .57%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,050
New York - 18 .59%
Build NYC Resource Corp
7.00%, 12/15/2065
(d)
1,000 1,001
City of New York NY
2.85%, 04/01/2042
(c)
1,000 1,000
Genesee County Funding Corp/The
5.50%, 12/01/2055 1,000 1,040
Hempstead Town Local Development Corp
5.00%, 10/01/2056 1,000 988
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.50%, 05/01/2042 1,000 1,119
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,480
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.00%, 10/01/2048
(f)
$ 500 $ 560
5.00%, 10/01/2050
(f)
1,000 1,112
5.25%, 10/01/2049 2,000 2,059
5.50%, 05/01/2049 3,200 3,336
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(c),(d)
1,000 1,051
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 978
5.00%, 01/01/2034 1,000 1,020
5.38%, 08/01/2036 1,050 1,093
5.63%, 04/01/2040 1,000 1,062
6.00%, 06/30/2054 1,100 1,146
6.00%, 06/30/2059 2,000 2,107
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(e)
1,210 1,276
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
3,000 3,249
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 3,067
Tender Option Bond Trust Receipts/Certificates
3.00%, 12/01/2032
(c),(d)
1,000 1,000
Westchester County Local Development Corp
6.50%, 12/01/2065
(d)
1,500 1,554
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(d)
2,000 1,927
$ 34,225
North Carolina - 0 .56%
Columbus County Industrial Facilities & Pollution
Control Financing Authority
4.20%, 05/01/2034 1,000 1,039
Ohio - 3 .09%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,115
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(d)
800 622
4.50%, 12/01/2055
(d)
1,210 983
County of Hamilton OH
5.50%, 08/01/2051 1,000 1,020
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
1,000 945
$ 5,685
Oklahoma - 0 .55%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,004
Pennsylvania - 5 .81%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,000
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(c),(d)
2,000 2,173
5.45%, 03/01/2056
(c),(d)
1,500 1,532
5.50%, 11/01/2044 2,000 2,001
6.88%, 09/01/2047
(d)
2,000 2,160
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,826
$ 10,692
Puerto Rico - 2 .46%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
133 97
0.00%, 11/01/2043
(a),(c)
397 275
4.00%, 07/01/2037 80 79
4.00%, 07/01/2046 113 100
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,677

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 $ 2,325 $ 2,293
$ 4,521
South Carolina - 0 .48%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
2,000 220
5.25%, 11/15/2052 560 545
$ 875
Tennessee - 0 .97%
Metropolitan Nashville Airport Authority/The
5.25%, 07/01/2056 1,000 1,029
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(d)
750 761
$ 1,790
Texas - 7 .00%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 936
4.00%, 07/15/2041 500 468
5.50%, 07/15/2038 1,500 1,602
City of Houston TX Hotel Occupancy Tax & Special
Revenue (credit support from Assured Guaranty )
5.50%, 09/01/2058
(e)
2,000 2,124
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(d)
3,000 3,084
Port of Beaumont Navigation District
4.00%, 01/01/2050
(d)
3,000 2,320
5.13%, 01/01/2044
(d)
1,000 974
5.25%, 01/01/2054
(d)
505 460
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 916
$ 12,884
Utah - 4 .66%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
960 1,039
5.25%, 07/01/2042
(f)
960 1,053
5.50%, 07/01/2050
(f)
640 682
5.50%, 07/01/2055
(f)
640 675
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(d)
1,500 1,508
6.00%, 06/15/2054
(d)
1,500 1,546
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054
(d)
2,000 2,076
$ 8,579
Virginia - 1 .01%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,091
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 777
$ 1,868
Washington - 0 .55%
Washington Economic Development Finance
Authority
5.87%, 12/01/2045
(c)
1,000 1,017
West Virginia - 0 .59%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(c),(d)
1,000 1,086
Wisconsin - 4 .18%
Public Finance Authority
5.00%, 09/01/2039
(d)
1,000 1,018
5.00%, 06/01/2041
(d)
1,000 1,021
5.25%, 06/15/2055 1,000 1,034
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority   (continued)
5.50%, 06/15/2055 $ 750 $ 774
5.75%, 06/15/2055 750 771
5.75%, 06/30/2060 1,000 1,039
6.50%, 06/30/2060 1,135 1,263
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 296
7.00%, 07/01/2043 500 475
$ 7,691
TOTAL MUNICIPAL BONDS $ 191,604
Total Investments $ 193,181
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.54)%
Notes with interest rates of 1.60% -1.69% at May
31, 2026 and contractual maturity of collateral from
2026-2049.
(h)
$ (10,195) (10,195)
Total Net Investments $ 182,986
Other Assets and Liabilities -  0.63% 1,169
TOTAL NET ASSETS - 100.00% $ 184,155
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $79,478 or 43.16% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2026.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .97 % Shares Held Value (000's)
Money Market Funds - 0 .97%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
77 $ —
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(c)
14,911,364 14,911
$ 14,911
TOTAL INVESTMENT COMPANIES $ 14,911
COMMON STOCKS - 99 .12 % Shares Held Value (000's)
Advertising - 0 .47%
Omnicom Group Inc 99,042 $ 7,201
Banks - 8 .52%
Cullen/Frost Bankers Inc 215,406 29,192
East West Bancorp Inc 338,362 41,463
ServisFirst Bancshares Inc 311,454 24,290
Wintrust Financial Corp 238,138 35,776
$ 130,721
Building Materials - 0 .93%
Owens Corning 113,380 14,266
Chemicals - 1 .20%
RPM International Inc 174,353 18,476
Commercial Services - 1 .84%
Service Corp International/US 175,746 13,214
Verisk Analytics Inc 85,552 14,971
$ 28,185
Computers - 3 .39%
Amdocs Ltd 302,829 19,069
Leidos Holdings Inc 170,755 21,823
Western Digital Corp 21,105 11,211
$ 52,103
Consumer Products - 1 .16%
Avery Dennison Corp 112,161 17,841
Distribution & Wholesale - 1 .58%
LKQ Corp 467,371 12,675
Watsco Inc 31,346 11,507
$ 24,182
Diversified Financial Services - 4 .60%
Federal Agricultural Mortgage Corp 146,646 26,072
Hamilton Lane Inc 275,598 24,013
Raymond James Financial Inc 143,045 20,514
$ 70,599
Electric - 3 .27%
Alliant Energy Corp 257,698 18,454
IDACORP Inc 146,431 20,540
NRG Energy Inc 83,594 11,208
$ 50,202
Electrical Components & Equipment - 2 .49%
Littelfuse Inc 81,954 38,262
Electronics - 6 .23%
Hubbell Inc 60,617 28,709
nVent Electric PLC 248,422 41,484
TD SYNNEX Corp 97,142 25,381
$ 95,574
Engineering & Construction - 1 .77%
Comfort Systems USA Inc 14,863 27,173
Entertainment - 0 .64%
Warner Music Group Corp 309,671 9,767
Food - 2 .10%
Ingredion Inc 228,600 23,189
Marzetti Company/The 80,568 9,019
$ 32,208
Gas - 1 .50%
NiSource Inc 498,498 23,041
Hand & Machine Tools - 3 .90%
Lincoln Electric Holdings Inc 77,137 19,939
MSA Safety Inc 102,550 17,003
Snap-on Inc 61,583 22,860
$ 59,802
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 2 .86%
Bio-Techne Corp 262,088 $ 13,545
STERIS PLC 142,830 30,384
$ 43,929
Healthcare - Services - 3 .53%
Concentra Group Holdings Parent Inc 867,242 21,568
Quest Diagnostics Inc 167,131 32,574
$ 54,142
Home Builders - 0 .77%
LCI Industries 108,562 11,835
Insurance - 4 .28%
Assured Guaranty Ltd 235,509 17,477
Equitable Holdings Inc 588,336 24,328
Fidelity National Financial Inc 240,821 11,403
Hanover Insurance Group Inc/The 66,703 12,420
$ 65,628
Iron & Steel - 1 .59%
Reliance Inc 63,926 24,341
Leisure Products & Services - 2 .40%
Acushnet Holdings Corp 222,986 19,797
Brunswick Corp/DE 203,347 17,032
$ 36,829
Lodging - 1 .18%
Hyatt Hotels Corp 99,603 18,064
Machinery - Diversified - 4 .23%
AGCO Corp 194,099 21,793
Crane Co 135,680 24,830
Nordson Corp 63,704 18,304
$ 64,927
Media - 1 .10%
Nexstar Media Group Inc 94,456 16,854
Metal Fabrication & Hardware - 1 .63%
Timken Co/The 195,372 25,004
Oil & Gas - 3 .42%
Expand Energy Corp 102,713 9,550
HF Sinclair Corp 216,991 15,165
Magnolia Oil & Gas Corp 276,087 7,554
Permian Resources Corp 1,047,517 20,144
$ 52,413
Packaging & Containers - 2 .18%
Packaging Corp of America 153,118 33,519
Pipelines - 2 .60%
DT Midstream Inc 96,065 13,447
Targa Resources Corp 103,668 26,443
$ 39,890
REITs - 8 .39%
Agree Realty Corp 314,339 23,308
Camden Property Trust 114,336 12,184
Cousins Properties Inc 485,294 13,011
EastGroup Properties Inc 95,901 19,363
Equity LifeStyle Properties Inc 143,474 8,862
Essential Properties Realty Trust Inc 582,016 17,798
Four Corners Property Trust Inc 420,977 10,482
Regency Centers Corp 171,934 13,299
Terreno Realty Corp 159,514 10,479
$ 128,786
Retail - 4 .42%
Dick's Sporting Goods Inc 132,095 30,061
Domino's Pizza Inc 24,870 7,724
Williams-Sonoma Inc 147,518 30,030
$ 67,815
Semiconductors - 7 .05%
Amkor Technology Inc 696,856 48,473
MKS Inc 184,386 59,789
$ 108,262
Shipbuilding - 0 .86%
Huntington Ingalls Industries Inc 42,742 13,172

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .04%
CH Robinson Worldwide Inc 89,066 $ 15,912
TOTAL COMMON STOCKS $ 1,520,925
Total Investments $ 1,535,836
Other Assets and Liabilities -  (0.09)% (1,380)
TOTAL NET ASSETS - 100.00% $ 1,534,456
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 21,309 $ 331,457 $ 337,855 $ 14,911
$ 21,309 $ 331,457 $ 337,855 $ 14,911
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 460 $ — $ — $ —
$ 460 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .44 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .80%
Invesco Preferred ETF 3,499,770 $ 38,533
Money Market Funds - 1 .64%
BlackRock Liquidity FedFund - Institutional Class
3.52%
(a),(b)
53,403 53
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.53%
(a),(c)
78,841,938 78,842
$ 78,895
TOTAL INVESTMENT COMPANIES $ 117,428
CONVERTIBLE PREFERRED STOCKS
- 0 .06 % Shares Held Value (000's)
Banks - 0 .06%
Wells Fargo & Co 7.50%
(d)
2,324 $ 2,727
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,727
PREFERRED STOCKS - 11 .47 % Shares Held Value (000's)
Banks - 5 .31%
Bank of America Corp 4.25%, 11/17/2026
(d)
7,500 $ 128
Bank of America Corp 4.38%, 07/01/2026
(d)
293,847 5,139
Bank of America Corp 4.57%, 07/02/2026
(d)
200,640 3,904
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(d)
871,531 22,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citigroup Inc 6.25%, 02/15/2031
(d)
90,390 2,259
Citizens Financial Group Inc 5.00%, 07/06/2026
(d)
15,373 284
Citizens Financial Group Inc 6.50%, 10/06/2030
(d)
609,059 15,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Citizens Financial Group Inc 7.38%, 07/06/2029
(d)
669,818 17,335
Cullen/Frost Bankers Inc 4.45%, 09/15/2026
(d)
298,372 4,980
Fifth Third Bancorp 6.88%, 10/01/2030
(d)
54,147 1,411
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
First Horizon Corp 4.70%, 07/10/2026
(d)
2,178 38
First Horizon Corp 6.50%, 07/10/2026
(d)
5,587 135
First Horizon Corp 6.75%, 04/10/2031
(d)
550,798 13,742
Goldman Sachs Group Inc/The 4.59%,
07/02/2026
(d)
31,810 618
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(d)
68,225 1,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 09/01/2026
(d)
109,347 2,103
JPMorgan Chase & Co 5.75%, 09/01/2026
(d)
7,628 183
KeyCorp 5.65%, 09/15/2026
(d)
57,334 1,200
KeyCorp 6.13%, 12/15/2026
(d)
725,741 18,361
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(d)
389,104 9,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(d)
11,592 293
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 6.35%, 12/15/2030
(d)
210,186 5,265
M&T Bank Corp 7.50%, 06/15/2029
(d)
150,526 3,951
Morgan Stanley 5.85%, 04/15/2027
(d)
629,481 14,963
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(d)
440,682 11,110
Morgan Stanley 6.63%, 10/15/2029
(d)
467,149 11,926
Northern Trust Corp 4.70%, 10/01/2026
(d)
242,105 4,569
Regions Financial Corp 4.45%, 09/15/2026
(d)
311,305 5,099
Regions Financial Corp 5.70%, 05/15/2029
(d)
338,586 8,268
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(d)
845,886 $ 21,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 09/01/2026
(d)
462,909 8,518
UMB Financial Corp 7.75%, 07/15/2030
(d)
447,600 12,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 07/01/2026
(d)
85,692 1,343
US Bancorp 4.53%, 07/02/2026
(d)
116,001 2,206
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 07/02/2026
(d)
117,583 2,579
Webster Financial Corp 5.25%, 07/02/2026
(d)
194,856 4,043
Webster Financial Corp 6.50%, 06/30/2026
(d)
37,427 905
Wells Fargo & Co 4.38%, 09/15/2026
(d)
33,835 582
Wells Fargo & Co 4.70%, 09/15/2026
(d)
39,138 720
Wells Fargo & Co 4.75%, 09/15/2026
(d)
73,015 1,360
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
467,120 12,248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 254,903
Diversified Financial Services - 0 .57%
Affiliated Managers Group Inc 4.20%, 09/30/2061 179,726 2,709
Affiliated Managers Group Inc 4.75%, 09/30/2060 19,594 329
Affiliated Managers Group Inc 5.88%, 03/30/2059 147,228 2,949
Capital One Financial Corp 4.25%, 09/01/2026
(d)
103,648 1,630
Capital One Financial Corp 4.80%, 09/01/2026
(d)
227,766 4,009
Capital One Financial Corp 5.00%, 09/01/2026
(d)
252,621 4,613
Stifel Financial Corp 4.50%, 08/15/2026
(d)
558,669 9,313
Stifel Financial Corp 6.13%, 07/02/2026
(d)
5,715 130
Voya Financial Inc 5.35%, 09/15/2029
(d)
62,038 1,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 27,162
Electric - 1 .55%
CMS Energy Corp 5.88%, 03/01/2079 142,374 3,265
CMS Energy Corp 5.88%, 10/15/2078 283,450 6,446
DTE Energy Co 4.38%, 12/01/2081 357,379 6,033
DTE Energy Co 5.25%, 12/01/2077 381,382 8,024
DTE Energy Co 6.25%, 10/01/2085 314,819 7,726
Entergy Arkansas LLC 4.88%, 09/01/2066 43,158 869
Entergy Louisiana LLC 4.88%, 09/01/2066 127,036 2,553
Entergy Texas Inc 5.38%, 07/02/2026
(d),(e)
42,934 1,046
Georgia Power Co 5.00%, 10/01/2077 139,849 3,099
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,275
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
298,486 7,390
NextEra Energy Capital Holdings Inc 6.50%,
04/15/2086
35,000 876
Southern Co/The 4.95%, 01/30/2080 248,873 4,868
Southern Co/The 5.25%, 12/01/2077 550,514 11,616
Xcel Energy Inc 6.25%, 10/15/2085 355,499 8,543
$ 74,629
Gas - 0 .02%
Spire Inc 6.38%, 03/01/2086 45,552 1,094
Insurance - 1 .26%
Allstate Corp/The 4.75%, 07/15/2026
(d)
135,447 2,538
Allstate Corp/The 5.10%, 07/15/2026
(d)
47,311 956
Allstate Corp/The 7.10%, 01/15/2053 208,793 5,399
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
Allstate Corp/The 7.38%, 07/15/2028
(d)
229,165 5,984
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,539
American Financial Group Inc/OH 5.63%,
06/01/2060
127,339 2,535
American Financial Group Inc/OH 5.88%,
03/30/2059
95,443 2,017

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arch Capital Group Ltd 4.55%, 07/01/2026
(d)
123,150 $ 2,034
Arch Capital Group Ltd 5.45%, 07/01/2026
(d)
54,366 1,077
Assurant Inc 5.25%, 01/15/2061 44,003 854
Corebridge Financial Inc 6.38%, 12/15/2064 37,291 857
Equitable Holdings Inc 4.30%, 07/01/2026
(d)
538,652 8,823
Equitable Holdings Inc 5.25%, 09/15/2026
(d)
461,567 8,991
Globe Life Inc 4.25%, 06/15/2061 125,169 1,955
MetLife Inc 4.75%, 09/15/2026
(d)
38,500 713
Prudential Financial Inc 5.63%, 08/15/2058 22,746 512
Prudential Financial Inc 5.95%, 09/01/2062 166,189 3,842
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(d)
249,972 3,782
RenaissanceRe Holdings Ltd 5.75%, 07/02/2026
(d)
23,682 501
Unum Group 6.25%, 06/15/2058 19,641 456
W R Berkley Corp 4.13%, 03/30/2061 119,116 1,875
W R Berkley Corp 5.10%, 12/30/2059 155,998 3,033
$ 60,273
Pipelines - 0 .28%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 566,141 13,536
REITs - 1 .83%
Digital Realty Trust Inc 5.20%, 07/02/2026
(d)
30,204 616
Digital Realty Trust Inc 5.25%, 07/01/2026
(d)
31,800 655
Digital Realty Trust Inc 5.85%, 07/01/2026
(d)
76,850 1,751
Federal Realty Investment Trust 5.00%,
07/01/2026
(d)
155,168 3,032
Kimco Realty Corp 5.13%, 07/02/2026
(d)
126,684 2,498
Kimco Realty Corp 5.25%, 07/02/2026
(d)
360,137 7,242
Prologis Inc 8.54%, 11/13/2026
(d)
82,425 4,396
Public Storage 3.88%, 07/02/2026
(d)
215,563 3,255
Public Storage 3.90%, 06/30/2026
(d)
124,923 1,893
Public Storage 3.95%, 08/17/2026
(d)
87,822 1,348
Public Storage 4.00%, 07/01/2026
(d)
914,470 14,421
Public Storage 4.00%, 11/19/2026
(d)
513,703 8,091
Public Storage 4.10%, 01/13/2027
(d)
182,365 2,900
Public Storage 4.13%, 07/01/2026
(d)
567,023 9,021
Public Storage 4.63%, 07/01/2026
(d)
477,506 8,715
Public Storage 4.70%, 07/02/2026
(d)
332,599 6,070
Public Storage 4.75%, 07/02/2026
(d)
253,963 4,736
Public Storage 5.60%, 07/01/2026
(d)
301,159 6,650
Rexford Industrial Realty Inc 5.88%, 07/02/2026
(d)
20,900 476
$ 87,766
Telecommunications - 0 .65%
AT&T Inc 4.75%, 07/02/2026
(d)
1,678,335 30,982
AT&T Inc 5.00%, 07/02/2026
(d)
22,144 434
$ 31,416
TOTAL PREFERRED STOCKS $ 550,779
BONDS - 85 .85%
Principal
Amount (000's) Value (000's)
Banks - 59 .50%
Banco Bilbao Vizcaya Argentaria SA
7.13%, 05/08/2033
(d),(f),(g)
$ 4,200 $ 4,233
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
7.75%, 01/14/2032
(d),(f),(g)
45,000 47,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(f),(g)
35,600 38,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
7.25%, 12/03/2035
(d),(f),(g),(h)
7,000 7,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
8.00%, 02/01/2034
(d),(f),(g)
4,600 4,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(f),(g)
20,200 22,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
9.63%, 05/21/2033
(d),(f),(g)
$ 39,000 $ 45,846
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(d),(f)
27,236 27,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(d),(f)
76,175 77,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(d),(f)
48,600 50,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
8.05%, 06/15/2027 6,112 6,306
Bank of Montreal
6.88%, 11/26/2085
(f)
26,150 26,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(f)
17,000 17,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(f)
33,793 35,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.75%, 12/20/2026
(d),(f)
22,453 22,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
5.63%, 03/20/2031
(d),(f)
25,700 25,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
5.95%, 12/20/2030
(d),(f)
1,100 1,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.27%
Bank of Nova Scotia/The
6.88%, 10/27/2085
(f)
50,200 50,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(f)
25,300 26,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(f)
27,045 28,602
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(f)
19,003 19,847
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
7.63%, 03/15/2035
(d),(f),(g)
18,300 19,274
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
9.63%, 12/15/2029
(d),(f),(g)
63,600 70,405
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
6.88%, 12/15/2033
(d),(f),(g),(i)
4,800 4,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
7.20%, 04/17/2036
(d),(f),(g),(i)
12,900 12,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
7.38%, 09/10/2034
(d),(f),(g),(i)
34,000 35,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.45%, 06/27/2035
(d),(f),(g),(i)
7,500 7,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
7.75%, 08/16/2029
(d),(f),(g),(i)
$ 42,400 $ 44,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(d),(f),(g)
10,048 10,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(d),(f),(g),(i)
20,000 21,386
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Canadian Imperial Bank of Commerce
6.50%, 07/28/2086
(f)
5,000 4,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
6.95%, 01/28/2085
(f)
10,600 10,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(f)
24,850 25,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.50%, 05/15/2031
(d),(f)
19,469 19,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.63%, 02/15/2031
(d),(f)
68,807 69,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.75%, 02/15/2030
(d),(f)
15,800 15,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(d),(f)
11,000 11,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(f)
10,100 10,279
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(f)
43,155 44,735
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(f)
645 659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(d),(f)
12,600 12,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(f)
26,319 26,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.10%, 07/06/2026
(d)
2,000 1,993
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(f),(g),(i)
61,700 63,641
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(f),(g)
25,800 27,378
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(d),(f),(g)
4,000 4,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
6.13%, 11/10/2034
(d),(f)
$ 29,100 $ 29,278
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(d),(f)
46,500 47,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(f)
15,500 16,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(f),(g)
15,900 15,967
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(d),(f),(g)
5,600 5,659
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(d),(f),(g)
5,000 5,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(d),(f),(g)
6,000 6,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.00%, 09/24/2035
(d),(f),(g)
4,800 4,898
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
7.05%, 06/05/2030
(d),(f),(g)
8,300 8,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(f)
73,176 72,256
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(f)
30,127 30,608
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(f)
41,210 41,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
ING Groep NV
6.50%, 11/16/2033
(d),(f),(g)
400 393
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 2.85%
7.00%, 11/16/2032
(d),(f),(g)
81,000 83,331
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(f),(g)
30,400 31,805
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
4.88%, 01/15/2087 4,000 3,691
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.10%, 07/01/2031
(d),(f)
36,500 36,790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.50%, 04/01/2030
(d),(f)
50,200 51,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(f)
50,710 52,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,748

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(f),(g)
$ 9,800 $ 9,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 06/27/2026
(d),(f),(g)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(d),(f),(g)
15,000 15,342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(f),(g)
6,400 6,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(d),(f),(g),(i)
21,000 21,157
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(d),(f),(g)
5,000 5,037
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
7.30%, 11/19/2034
(d),(f),(g)
6,800 7,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(d),(f),(g)
67,005 73,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(d),(f),(g),(i)
43,100 43,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.75%, 11/10/2033
(d),(f),(g),(i)
22,400 22,639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(d),(f)
6,000 6,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(d),(f)
9,200 9,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(d),(f)
109,020 111,334
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(f)
45,550 43,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(f)
46,600 45,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(f)
4,900 4,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(f)
12,100 12,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(f)
47,500 49,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(f),(g),(i)
24,000 26,247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(f),(g),(i)
15,100 16,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.75%, 01/14/2031
(d),(f),(g)
$ 10,000 $ 9,408
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.00%, 11/14/2035
(d),(f),(g),(i)
20,500 20,742
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.00%, 06/08/2033
(d),(f),(g),(h),(i)
29,800 29,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.01%, 07/30/2037
(d),(f),(i)
9,200 9,361
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(f),(g),(i)
16,600 17,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
6.45%, 09/15/2030
(d),(f)
4,100 4,229
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(f)
51,193 52,775
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(d),(f)
52,160 53,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.63%, 03/17/2028
(d),(f),(g)
13,000 13,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(d),(f),(g)
14,800 15,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
6.35%, 10/31/2085
(f)
27,200 27,452
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(f)
24,600 25,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(d),(f)
21,906 21,830
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
6.60%, 08/05/2030
(d),(f),(g),(i)
17,200 17,335
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.63%, 01/08/2031
(d),(f),(g),(i)
5,250 5,270
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
6.85%, 09/10/2029
(d),(f),(g),(i)
17,000 17,375
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
7.00%, 02/10/2030
(d),(f),(g),(i)
15,600 15,874
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(f),(g),(i)
21,300 21,527
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 01/08/2036
(d),(f),(g),(i)
7,000 7,064
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
7.00%, 02/05/2035
(d),(f),(g)
1,000 1,011
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 02/10/2030
(d),(f),(g)
7,500 7,632
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
7.13%, 08/10/2034
(d),(f),(g),(i)
$ 7,000 $ 7,120
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2033
(d),(f),(g),(i)
37,000 42,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
9.25%, 11/13/2028
(d),(f),(g),(i)
12,200 13,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
9.25%, 11/13/2033
(d),(f),(g)
24,480 28,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(d),(f)
6,143 6,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.08%, 01/15/2027
(d),(i)
1,500 1,371
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
6.13%, 06/15/2031
(d),(f)
7,000 7,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.85%, 09/15/2029
(d),(f)
51,985 53,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(f)
47,100 49,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,065
$ 2,856,166
Diversified Financial Services - 1 .86%
Charles Schwab Corp/The
4.00%, 12/01/2030
(d),(f)
40 38
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
6.10%, 06/01/2031
(d),(f)
44,300 44,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Julius Baer Group Ltd
6.88%, 06/09/2027
(d),(f),(g)
5,000 5,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
7.50%, 08/19/2030
(d),(f),(g)
2,000 2,081
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.09%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(f),(g)
1,200 1,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(f)
16,155 15,742
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(f)
20,306 21,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 89,522
Electric - 5 .75%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
1,450 1,435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(f)
3,000 2,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc (continued)
6.05%, 03/15/2056
(f)
$ 21,600 $ 21,420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(f)
10,000 10,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(f)
15,600 16,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.20%, 02/15/2056
(f)
23,015 23,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.63%, 05/15/2055
(f)
25,600 26,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(f)
18,800 19,494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(f)
22,400 23,847
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
6.45%, 09/01/2054
(f)
14,900 15,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Electricite de France SA
9.13%, 03/15/2033
(d),(f)
21,500 24,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(f),(i)
1,341 1,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LLC
6.85%, 10/01/2056
(f)
10,900 11,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Entergy Corp
5.88%, 06/15/2056
(f)
2,900 2,911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%
6.10%, 06/15/2056
(f)
5,300 5,292
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
7.63%, 12/15/2054
(f)
1,200 1,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(f)
4,800 4,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Eversource Energy
6.10%, 08/15/2056
(f)
6,100 6,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
6.35%, 08/15/2056
(f)
11,400 11,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%
Exelon Corp
6.50%, 03/15/2055
(f)
1,400 1,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
4.80%, 12/01/2077
(f)
$ 500 $ 494
3 Month USD LIBOR + 2.41%
6.70%, 09/01/2054
(f)
16,700 17,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(f)
10,400 10,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(f)
7,700 7,780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(f)
1,500 1,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
WEC Energy Group Inc
5.63%, 05/15/2056
(f)
6,600 6,564
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
$ 275,835
Food - 0 .22%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(i)
10,700 10,689
Gas - 0 .25%
AltaGas Ltd
7.20%, 10/15/2054
(f),(i)
4,626 4,821
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
5.75%, 07/15/2056
(f)
3,200 3,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.95%, 11/30/2054
(f)
4,000 4,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 12,198
Insurance - 10 .60%
ACE Capital Trust II
9.70%, 04/01/2030 15,488 18,052
Allianz SE
5.60%, 09/03/2054
(f),(i)
2,000 1,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
6.50%, 10/30/2034
(d),(f),(g),(i)
3,800 3,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
Aon Corp
8.21%, 01/01/2027 4,350 4,433
Assurant Inc
7.00%, 03/27/2048
(f)
200 204
3 Month USD LIBOR + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(f)
12,500 12,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(f)
24,950 25,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(f)
2,790 2,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd
6.20%, 01/16/2035
(d),(f),(i)
16,700 17,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Holdings Inc
6.70%, 03/28/2055
(f)
$ 8,100 $ 8,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
1,000 636
7.80%, 03/07/2087
(i)
76,240 85,312
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
5,025 5,581
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(f),(i)
19,000 19,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(f),(i)
20,700 21,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
21,540 23,546
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(i)
44,872 52,583
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 53,713 69,361
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(d),(f),(g)
520 520
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(d),(f),(g),(i)
1,800 1,800
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,115
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(i)
4,800 4,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 12,000 11,800
Nippon Life Insurance Co
5.95%, 04/16/2054
(f),(i)
18,300 18,613
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(f),(i)
5,000 5,264
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
5.13%, 03/01/2052
(f)
1,000 980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(f)
23,400 23,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Reinsurance Group of America Inc
6.38%, 09/15/2056
(f)
5,500 5,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.65%, 09/15/2055
(f)
9,100 9,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
5.88%, 09/10/2055
(f),(i)
40,800 40,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(i)
$ 10,800 $ 10,892
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(f),(i)
2,000 2,001
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
$ 509,000
Oil & Gas - 1 .25%
BP Capital Markets PLC
6.13%, 03/18/2035
(d),(f)
23,700 24,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
Phillips 66 Co
5.88%, 03/15/2056
(f)
8,000 7,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%
6.20%, 03/15/2056
(f)
27,625 27,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 59,927
Pipelines - 3 .89%
Enbridge Inc
5.75%, 07/15/2080
(f)
49,201 49,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(f)
34,882 35,136
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(f)
5,000 5,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(f)
2,000 2,114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(f)
7,815 8,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.75%, 02/15/2056
(f)
18,400 18,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
24,400 24,367
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
6.38%, 10/17/2056
(f)
17,700 17,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
7.00%, 06/01/2065
(f)
12,100 12,465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,100 12,039
CME Term Secured Overnight Financing
Rate 3 Month + 4.42%
$ 186,602
Sovereign - 1 .22%
CoBank ACB
4.25%, 01/01/2027
(d),(f)
1,000 986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(f)
9,400 9,375
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
CoBank ACB (continued)
6.45%, 10/01/2027
(d),(f)
$ 11,400 $ 11,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
6.75%, 07/01/2031
(d),(f)
5,400 5,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.62%
7.25%, 07/01/2029
(d),(f)
20,000 20,218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(f)
4,515 4,649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.75%, 06/15/2029
(d),(f)
6,000 6,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 58,379
Telecommunications - 1 .31%
TELUS Corp
6.38%, 06/09/2056
(f)
6,400 6,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
6.63%, 06/09/2056
(f)
19,600 19,539
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
7.00%, 10/15/2055
(f)
14,100 14,513
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
Verizon Communications Inc
6.05%, 05/14/2058
(f)
14,000 14,181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
6.20%, 05/14/2056
(f)
4,500 4,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
Vodafone Group PLC
5.13%, 06/04/2081
(f)
4,600 3,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
$ 62,801
TOTAL BONDS $ 4,121,119
Total Investments $ 4,792,053
Other Assets and Liabilities -  0.18% 8,510
TOTAL NET ASSETS - 100.00% $ 4,800,563
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $53 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $52 or 0.00% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,206,850 or 25.14% of net assets.
(h) Security purchased on a when-issued basis.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2026 (unaudited)
See accompanying notes.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $878,442 or 18.30% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales May 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 107,784 $ 1,996,251 $ 2,025,193 $ 78,842
$ 107,784 $ 1,996,251 $ 2,025,193 $ 78,842
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.53% $ 1,338 $ — $ — $ —
$ 1,338 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
May 31, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
UZS Uzbekistan Som
ZAR South African Rand

May 31, 2026 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Global Listed Infrastructure
Fund, Global Macro Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic
Municipal Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the “Funds”)
value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the
Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.

May 31, 2026 (unaudited)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,474,247 $ — $ — $ 8,474,247
Investment Companies* 33,716 — — 33,716
Total investments in securities $ 8,507,963 $ — $ — $ 8,507,963
Bond Market Index Fund
Bonds* — 794,566 — 794,566
Investment Companies* 96,493 — — 96,493
Municipal Bonds* — 2,740 — 2,740
U.S. Government & Government Agency Obligations* — 2,095,127 — 2,095,127
Total investments in securities $ 96,493 $ 2,892,433 $ — $ 2,988,926
Capital Securities Fund
Bonds* — 856,826 — 856,826
Investment Companies* 39,505 — — 39,505
Preferred Stocks* 12,362 — — 12,362
Total investments in securities $ 51,867 $ 856,826 $ — $ 908,693
Diversified Real Asset Fund
Common Stocks
Basic Materials 197,487 93,699 — 291,186
Communications — 8,957 — 8,957
Consumer, Cyclical 8,061 516 — 8,577
Consumer, Non-cyclical 47,930 40,583 — 88,513
Energy 363,401 74,907 — 438,308
Financial 409,253 145,744 — 554,997
Industrial 113,838 138,864 — 252,702
Technology — 7 103 110

May 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Common Stocks (continued)
Utilities $ 279,118 $ 151,635 $ — $ 430,753
Investment Companies* 288,130 — — 288,130
Preferred Stocks
Financial — — 187 187
Senior Floating Rate Interests* — 221 — 221
U.S. Government & Government Agency Obligations* — 342,478 — 342,478
Total investments in securities $ 1,707,218 $ 997,611 $ 290 $ 2,705,119
Derivative Assets
Commodity Contracts
Futures** 9,264 — — 9,264
Derivative Liabilities
Commodity Contracts
Futures** (12,808) — — (12,808)
Total Return Swaps — (1,092) — (1,092)
Global Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 2,299 6,712 — 9,011
Energy 15,067 1,429 — 16,496
Financial 9,910 — — 9,910
Industrial 10,350 12,813 — 23,163
Utilities 38,145 13,591 — 51,736
Investment Companies* 1,755 — — 1,755
Total investments in securities $ 77,526 $ 34,545 $ — $ 112,071
Global Macro Fund
Investment Companies* 146,440 — — 146,440
Total investments in securities $ 146,440 $ — $ — $ 146,440
Derivative Assets
Commodity Contracts
Futures** 376 — — 376
Equity Contracts
Futures** 7,446 — — 7,446
Foreign Exchange Contracts
Foreign Currency Contracts — 6,597 — 6,597
Interest Rate Contracts
Futures** 621 — — 621
Derivative Liabilities
Commodity Contracts
Futures** (1,296) — — (1,296)
Equity Contracts
Futures** (1,922) — — (1,922)
Foreign Exchange Contracts
Foreign Currency Contracts — (5,272) — (5,272)
Interest Rate Contracts
Futures** (1,302) — — (1,302)
Global Multi-Strategy Fund
Bonds* — 151,776 — 151,776
Common Stocks
Basic Materials 6,439 2,374 — 8,813
Communications 17,283 4,988 3,792 26,063
Consumer, Cyclical 12,672 6,181 — 18,853
Consumer, Non-cyclical 17,433 12,247 34 29,714
Diversified 10,111 4,224 — 14,335
Energy 7,110 4,058 — 11,168
Financial 19,309 10,472 — 29,781
Industrial 25,571 7,559 — 33,130
Technology 29,286 2,808 — 32,094
Utilities 3,650 2,767 — 6,417
Convertible Bonds* — 974 — 974
Convertible Preferred Stocks
Basic Materials 14 — — 14
Energy — — 18 18

May 31, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Convertible Preferred Stocks (continued)
Financial $ 6 $ — $ — $ 6
Technology 26 — — 26
Utilities 21 — — 21
Investment Companies* 132,219 — — 132,219
Preferred Stocks
Consumer, Cyclical — 533 — 533
Government 535 — — 535
Senior Floating Rate Interests* — 4,239 — 4,239
U.S. Government & Government Agency Obligations* — 37,015 — 37,015
Purchased Options — 235 — 235
Total investments in securities $ 281,685 $ 252,450 $ 3,844 $ 537,979
Short Sales
Common Stocks* (677) — — (677)
Total Short Sales $ (677) $ — $ — $ (677)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 3 — 3
Commodity Contracts
Futures** 752 — — 752
Equity Contracts
Futures** 1,839 — — 1,839
Total Return Swaps — 9 — 9
Foreign Exchange Contracts
Foreign Currency Contracts — 2,080 — 2,080
Futures** 21 — — 21
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 80 — 80
Futures** 600 — — 600
Total Return Swaps — 33 — 33
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (229) — (229)
Exchange Cleared Credit Default Swaps** — (313) — (313)
Commodity Contracts
Futures** (1,289) — — (1,289)
Equity Contracts
Futures** (8) — — (8)
Total Return Swaps — (611) — (611)
Written Options — (1,861) — (1,861)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,092) — (1,092)
Futures** (7) — — (7)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (17) — (17)
Futures** (728) — — (728)
Total Return Swaps — — — —
International Equity Index Fund
Common Stocks
Basic Materials — 64,743 — 64,743
Communications 6,292 45,683 — 51,975
Consumer, Cyclical 2,777 114,045 — 116,822
Consumer, Non-cyclical 3,030 200,159 — 203,189
Diversified — 536 — 536
Energy — 41,808 — 41,808
Financial 1,408 286,466 — 287,874
Industrial — 190,965 — 190,965
Technology 2,922 93,580 — 96,502
Utilities — 40,640 — 40,640
Investment Companies* 26,644 — — 26,644
Preferred Stocks
Consumer, Cyclical — 1,964 — 1,964
Consumer, Non-cyclical — 600 — 600

May 31, 2026 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
The Funds' Schedules of Investments as of May 31, 2026 have not been audited. This report is provided for the general information of the
Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Preferred Stocks (continued)
Industrial $ — $ 374 $ — $ 374
Total investments in securities $ 43,073 $ 1,081,563 $ — $ 1,124,636
Derivative Assets
Equity Contracts
Futures** 226 — — 226
International Small Company Fund
Common Stocks
Basic Materials 16,624 29,634 — 46,258
Communications — 9,697 — 9,697
Consumer, Cyclical 4,386 36,692 — 41,078
Consumer, Non-cyclical 8,948 33,131 — 42,079
Energy 12,212 4,325 — 16,537
Financial — 74,642 — 74,642
Industrial 2,175 76,146 — 78,321
Technology 11,446 16,339 — 27,785
Utilities 3,773 8,761 — 12,534
Investment Companies* 11,481 — — 11,481
Total investments in securities $ 71,045 $ 289,367 $ — $ 360,412
Opportunistic Municipal Fund
Common Stocks
Industrial — — 40 40
Investment Companies* 1,537 — — 1,537
Municipal Bonds* — 191,604 — 191,604
Total investments in securities $ 1,537 $ 191,604 $ 40 $ 193,181
Small-MidCap Dividend Income Fund
Common Stocks* 1,520,925 — — 1,520,925
Investment Companies* 14,911 — — 14,911
Total investments in securities $ 1,535,836 $ — $ — $ 1,535,836
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,121,119 — 4,121,119
Convertible Preferred Stocks* 2,727 — — 2,727
Investment Companies* 117,428 — — 117,428
Preferred Stocks* 550,779 — — 550,779
Total investments in securities $ 670,934 $ 4,121,119 $ — $ 4,792,053